UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2016
unaudited
Common stocks 91.39% Information technology 23.61%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	28,165,000	$141,770
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	710,000	18,602
ASML Holding NV	675,542	68,630
ASML Holding NV (New York registered)	599,176	60,151
Alphabet Inc., Class A1	74,500	56,836
Alphabet Inc., Class C1	63,852	47,567
Nintendo Co., Ltd.	589,600	83,821
Visa Inc., Class A	998,800	76,388
Nokia Corp.[1]	9,943,507	58,848
Nokia Corp.	2,840,000	16,885
Microsoft Corp.	1,365,000	75,389
AAC Technologies Holdings Inc.	8,132,040	62,164
Alibaba Group Holding Ltd. (ADR)[1]	781,050	61,726
Broadcom Ltd.	316,200	48,853
Naver Corp.	84,900	47,290
Murata Manufacturing Co., Ltd.	363,100	43,780
Accenture PLC, Class A	364,951	42,115
Cognizant Technology Solutions Corp., Class A1	620,000	38,874
Tencent Holdings Ltd.	1,800,000	36,755
ASM Pacific Technology Ltd.	4,406,500	34,594
Intel Corp.	1,059,500	34,275
Facebook, Inc., Class A1	250,185	28,546
TE Connectivity Ltd.	327,500	20,279
VeriSign, Inc.[1]	175,000	15,495
LinkedIn Corp., Class A1	80,000	9,148
TDK Corp.	162,000	8,996
		1,237,777
Consumer discretionary 18.43%
Amazon.com, Inc.[1]	430,150	255,354
Home Depot, Inc.	1,074,100	143,317
Priceline Group Inc.[1]	88,250	113,751
McDonald’s Corp.	504,000	63,343
Industria de Diseño Textil, SA	1,723,000	57,965
CBS Corp., Class B	637,500	35,120
Naspers Ltd., Class N	221,000	30,851
ASOS PLC[1]	502,304	23,447
TOD’S SpA	304,000	21,655
Kroton Educacional SA, ordinary nominative	6,747,900	21,544
Dixons Carphone PLC	3,480,000	21,307
Christian Dior SE	111,900	20,296
Burberry Group PLC	1,014,612	19,891
NIKE, Inc., Class B	285,100	17,525
Liberty Global PLC, Class C1	351,465	13,201
Liberty Global PLC, Class A1	108,449	4,175
MGM Resorts International[1]	758,024	16,252
Hyundai Mobis Co., Ltd.	68,000	14,806
American Funds Insurance Series — Global Growth Fund — Page 1 of 180

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Tiffany & Co.	190,000	$13,942
Suzuki Motor Corp.	480,000	12,842
Publicis Groupe SA	180,000	12,640
Mahindra & Mahindra Ltd.	562,000	10,275
Walt Disney Co.	84,000	8,342
Toyota Motor Corp.	125,000	6,611
HUGO BOSS AG	97,500	6,395
Hermès International	3,910	1,377
		966,224
Health care 15.68%
Novo Nordisk A/S, Class B	3,761,254	204,016
Regeneron Pharmaceuticals, Inc.[1]	302,200	108,925
Vertex Pharmaceuticals Inc.[1]	1,369,000	108,822
UnitedHealth Group Inc.	580,000	74,762
Express Scripts Holding Co.[1]	749,000	51,449
Boston Scientific Corp.[1]	2,189,200	41,179
Bayer AG	349,300	41,058
Novartis AG	530,000	38,418
Sartorius AG, non-registered shares, nonvoting preferred	142,100	36,212
Merck & Co., Inc.	660,500	34,947
Medtronic PLC	332,000	24,900
AstraZeneca PLC	419,500	23,513
Juno Therapeutics, Inc.[1]	430,000	16,379
Ocular Therapeutix, Inc.[1]	795,000	7,680
Bristol-Myers Squibb Co.	78,000	4,982
Roche Holding AG, non-registered shares, non-voting	20,000	4,923
		822,165
Financials 10.75%
AIA Group Ltd.	15,387,900	87,182
ORIX Corp.	4,990,000	71,184
JPMorgan Chase & Co.	1,034,520	61,264
Moody’s Corp.	523,700	50,569
Prudential PLC	1,914,934	35,782
Indiabulls Housing Finance Ltd.	3,523,000	34,574
ICICI Bank Ltd.	8,125,000	29,035
Chubb Corp.	200,000	23,830
AXA SA	986,630	23,228
Tokio Marine Holdings, Inc.	680,800	22,987
Housing Development Finance Corp. Ltd.	1,120,000	18,699
Itaú Unibanco Holding SA, preferred nominative	2,145,000	18,618
Berkshire Hathaway Inc., Class A1	71	15,155
Bankinter, SA	1,969,000	13,914
Banco Santander, SA	2,678,200	11,806
Svenska Handelsbanken AB, Class A	902,000	11,477
CME Group Inc., Class A	108,000	10,373
Shinsei Bank, Ltd.	6,401,000	8,361
BNP Paribas SA	147,000	7,398
Sumitomo Mitsui Trust Holdings, Inc.	1,881,000	5,509
East West Bancorp, Inc.	92,175	2,994
		563,939
American Funds Insurance Series — Global Growth Fund — Page 2 of 180

unaudited
Common stocks Consumer staples 6.47%	Shares	Value (000)
Associated British Foods PLC	2,265,000	$108,947
Kao Corp.	733,000	39,097
Pernod Ricard SA	278,739	31,083
Seven & i Holdings Co., Ltd.	704,000	29,975
British American Tobacco PLC	458,000	26,904
Nestlé SA	360,000	26,900
Kroger Co.	400,000	15,300
Alimentation Couche-Tard Inc., Class B	335,900	14,949
Coca-Cola Enterprises, Inc.	277,000	14,055
Lenta Ltd. (GDR)[1,2]	1,211,900	7,623
Lenta Ltd. (GDR)[1]	334,100	2,101
Procter & Gamble Co.	113,000	9,301
Coca-Cola HBC AG (CDI)	348,900	7,417
Coca-Cola Co.	120,000	5,567
		339,219
Industrials 5.33%
KONE Oyj, Class B	880,000	42,417
Airbus Group SE, non-registered shares	629,000	41,763
Ryanair Holdings PLC (ADR)	360,637	30,950
NIBE Industrier AB, Class B	899,000	30,818
ASSA ABLOY AB, Class B	1,410,000	27,824
International Consolidated Airlines Group, SA (CDI)	3,495,000	27,784
Fastenal Co.	410,000	20,090
United Technologies Corp.	156,000	15,616
Ingersoll-Rand PLC	218,000	13,518
IDEX Corp.	160,000	13,261
Boeing Co.	67,000	8,505
Caterpillar Inc.	90,000	6,889
		279,435
Energy 3.30%
Reliance Industries Ltd.	2,667,001	42,094
Seven Generations Energy Ltd., Class A1	1,975,100	29,731
Enbridge Inc. (CAD denominated)	753,859	29,347
EOG Resources, Inc.	220,000	15,968
Royal Dutch Shell PLC, Class B	653,706	15,961
Cameron International Corp.[1]	235,000	15,757
Schlumberger Ltd.	197,000	14,529
Oil Search Ltd.	1,889,897	9,793
		173,180
Telecommunication services 1.88%
SoftBank Group Corp.	1,156,000	55,117
BT Group PLC	4,812,453	30,447
TDC A/S	2,700,000	13,214
		98,778
Materials 0.74%
Praxair, Inc.	200,000	22,890
Glencore PLC	4,000,000	9,037
FMC Corp.	171,000	6,903
		38,830
American Funds Insurance Series — Global Growth Fund — Page 3 of 180

unaudited
Common stocks Utilities 0.34%	Shares	Value (000)
ENN Energy Holdings Ltd.	1,890,000	$10,367
EDP - Energias de Portugal, SA	2,125,000	7,559
		17,926
Miscellaneous 4.86%
Other common stocks in initial period of acquisition		254,999
Total common stocks (cost: $3,797,533,000)		4,792,472
Bonds, notes & other debt instruments 0.04% U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%	Principal amount (000)
U.S. Treasury 0.875% 2017[3]	$2,000	2,005
Total bonds, notes & other debt instruments (cost: $2,004,000)		2,005
Short-term securities 7.95%
American Honda Finance Corp. 0.51% due 6/6/2016	15,000	14,987
British Columbia (Province of) 0.41% due 4/29/2016	10,000	9,997
Canada Bill 0.40% due 5/25/2016	40,000	39,978
ExxonMobil Corp. 0.49% due 5/9/2016	30,000	29,988
Federal Home Loan Bank 0.22%–0.33% due 4/5/2016–5/13/2016	99,300	99,292
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	22,800	22,800
Liberty Street Funding Corp. 0.68% due 6/22/2016[2]	25,000	24,966
Mizuho Bank, Ltd. 0.61% due 6/22/2016[2]	14,500	14,481
NetJets Inc. 0.30% due 4/1/2016[2]	9,600	9,600
Québec (Province of) 0.40% due 4/5/2016[2]	30,000	29,999
Sumitomo Mitsui Banking Corp. 0.39%–0.61% due 4/4/2016–6/1/2016[2]	50,000	49,974
United Parcel Service Inc. 0.49% due 7/1/2016[2]	20,800	20,775
USAA Capital Corp. 0.33% due 4/12/2016	50,000	49,994
Total short-term securities (cost: $416,808,000)		416,831
Total investment securities 99.38% (cost: $4,216,345,000)		5,211,308
Other assets less liabilities 0.62%		32,314
Net assets 100.00%		$5,243,622
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $71,505,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	4/18/2016	Bank of America, N.A.	$6,283	¥715,000	$(74)
Japanese yen	5/11/2016	Bank of America, N.A.	$7,010	¥791,294	(29)
					$(103)
American Funds Insurance Series — Global Growth Fund — Page 4 of 180

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $157,418,000, which represented 3.00% of the net assets of the fund.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $299,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
¥ = Japanese yen
American Funds Insurance Series — Global Growth Fund — Page 5 of 180

Global Small Capitalization Fund
Investment portfolio
March 31, 2016
unaudited
Common stocks 86.27% Consumer discretionary 18.52%	Shares	Value (000)
Expedia, Inc.	539,625	$58,182
Domino’s Pizza, Inc.	423,300	55,816
zooplus AG, non-registered shares[1,2]	357,716	49,049
Lions Gate Entertainment Corp.	1,941,000	42,411
Cedar Fair, LP	687,000	40,842
Tele Columbus AG1	3,285,000	33,578
Five Below, Inc.[1]	688,000	28,442
Penske Automotive Group, Inc.	725,931	27,513
Melco Crown Entertainment Ltd. (ADR)	1,432,000	23,642
BCA Marketplace PLC	8,130,000	21,310
Ted Baker PLC	517,162	20,226
GVC Holdings PLC	2,569,748	18,639
Entertainment One Ltd.	8,288,697	18,059
Kyoritsu Maintenance Co.,Ltd.	208,900	18,023
Brinker International, Inc.	325,000	14,934
Paddy Power Betfair PLC	106,393	14,843
Ladbrokes PLC	8,765,100	14,691
Stella International Holdings Ltd.	5,262,000	12,373
Melco International Development Ltd.	8,216,000	11,439
ServiceMaster Global Holdings, Inc.[1]	303,000	11,417
Chow Sang Sang Holdings International Ltd.	6,471,300	9,760
ClubCorp Holdings, Inc.	688,000	9,660
NagaCorp Ltd.	14,382,000	9,214
Eros International PLC, Class A1	759,296	8,739
Minor International PCL, nonvoting depositary receipt (Thailand)	8,100,000	8,519
Belmond Ltd., Class A1	881,000	8,361
Poundland Group PLC	3,718,064	8,331
Tesla Motors, Inc.[1]	35,000	8,042
Texas Roadhouse, Inc.	175,000	7,627
SSI Group, Inc.[1]	93,136,500	7,241
DO & CO AG, non-registered shares	57,190	6,898
Hathway Cable and Datacom Ltd.[1]	11,750,000	6,875
Toll Brothers, Inc.[1]	225,000	6,640
Mothercare PLC[1]	2,451,000	6,407
Tarena International, Inc., Class A (ADR)[1]	576,000	6,227
Cie. Plastic Omnium SA	178,600	6,143
John Wiley & Sons, Inc., Class A	122,000	5,965
Playmates Toys Ltd.	27,164,000	5,638
Lands’ End, Inc.[1]	200,000	5,102
Cabela’s Inc.[1]	103,500	5,039
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	4,848
Greene King PLC	386,600	4,839
Inchcape PLC	464,600	4,828
Hankook Tire Co., Ltd.	101,174	4,813
B2W - Cia. Digital, ordinary nominative[1]	919,300	3,656
Brunello Cucinelli SpA	178,865	3,387
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 180

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
PT Multipolar Tbk	108,878,700	$3,169
POLYTEC Holding AG, non-registered shares	364,350	3,138
American Axle & Manufacturing Holdings, Inc.[1]	202,000	3,109
Talwalkars Better Value Fitness Ltd.	1,020,000	2,917
TravelCenters of America LLC[1]	400,000	2,708
Mulberry Group PLC	186,500	2,638
Zhongsheng Group Holdings Ltd.	5,067,500	2,456
OSIM International Ltd	2,380,000	2,419
I.T Limited	9,630,000	2,321
Whistler Blackcomb Holdings Inc.	112,500	2,318
Wowprime Corp.	534,000	2,315
L’Occitane International SA	879,671	1,569
Mando Corp.	10,226	1,399
Sitoy Group Holdings Ltd.	4,206,000	1,323
William Hill PLC	205,200	964
China Zenix Auto International Ltd. (ADR)[1]	428,500	493
Ripley Corp SA	764,361	347
Phorm Corp. Ltd.[1,3]	24,010,000	345
Global Mediacom Tbk PT	3,025,000	275
Dick Smith Holdings Ltd.[3]	1,663,000	13
Ten Alps PLC[1]	260,000	7
Five Star Travel Corp.[1,3,4]	219,739	4
		744,475
Health care 14.80%
athenahealth, Inc.[1]	396,600	55,040
Myriad Genetics, Inc.[1]	1,274,898	47,719
China Biologic Products, Inc.[1]	411,000	47,051
Illumina, Inc.[1]	273,800	44,386
Insulet Corp.[1]	1,254,033	41,584
Hikma Pharmaceuticals PLC	1,424,000	40,495
GW Pharmaceuticals PLC (ADR)[1]	559,950	40,400
Ultragenyx Pharmaceutical Inc.[1]	483,768	30,627
Inovalon Holdings Inc., Class A1	1,325,000	24,539
bluebird bio, Inc.[1]	485,765	20,645
Sawai Pharmaceutical Co., Ltd.	309,400	19,381
Kite Pharma, Inc.[1]	385,539	17,700
BioMarin Pharmaceutical Inc.[1]	172,000	14,187
NuVasive, Inc.[1]	288,500	14,036
Endo International PLC[1]	487,124	13,713
Axovant Sciences Ltd.[1]	1,182,027	13,570
Neovasc Inc.[1]	3,002,195	12,819
Novadaq Technologies Inc.[1]	1,041,350	11,549
Teleflex Inc.	60,200	9,452
CONMED Corp.	217,065	9,104
Ocular Therapeutix, Inc.[1]	887,780	8,576
Fisher & Paykel Healthcare Corp. Ltd.	1,076,385	7,291
Team Health Holdings, Inc.[1]	167,250	6,993
NantKwest, Inc.[1]	773,700	6,360
Divi’s Laboratories Ltd.	384,864	5,738
EXACT Sciences Corp.[1]	801,200	5,400
Hologic, Inc.[1]	140,000	4,830
Capio AB1	870,214	4,609
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	4,176
Mitra Keluarga Karyasehat Tbk PT	17,500,000	3,200
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 180

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Puma Biotechnology, Inc.[1]	87,600	$2,573
Mauna Kea Technologies SA1,2	939,895	2,406
OTCPharm PJSC[1]	706,865	2,136
EOS imaging SA1	380,000	1,539
Circassia Pharmaceuticals PLC[1]	287,000	1,117
QRxPharma Ltd.[1,3]	4,129,927	—
		594,941
Information technology 14.59%
Qorvo, Inc.[1]	1,783,038	89,883
AAC Technologies Holdings Inc.	5,924,600	45,290
Palo Alto Networks, Inc.[1]	270,200	44,080
Kakaku.com, Inc.	1,755,000	32,591
Inphi Corp.[1]	737,621	24,592
Sunny Optical Technology (Group) Co., Ltd.	8,601,000	24,171
Hamamatsu Photonics KK	815,753	22,506
YY Inc., Class A (ADR)[1]	363,000	22,357
QLogic Corp.[1]	1,576,900	21,194
Zoopla Property Group PLC	5,694,320	20,446
Cray Inc.[1]	472,850	19,817
Topcon Corp.	1,360,510	17,940
Cognex Corp.	402,000	15,658
Sonus Networks, Inc.[1]	2,056,500	15,486
Zebra Technologies Corp., Class A1	219,800	15,166
Cypress Semiconductor Corp.	1,693,000	14,661
VTech Holdings Ltd.	1,140,000	13,535
Silicon Laboratories Inc.[1]	287,715	12,936
Semiconductor Manufacturing International Corp.[1]	107,831,912	9,591
Exa Corp.[1]	720,000	9,324
ON Semiconductor Corp.[1]	961,126	9,217
Delta Electronics (Thailand) PCL	3,667,800	9,071
RIB Software AG	842,045	8,748
Rightmove PLC	142,000	8,588
Syntel, Inc.[1]	167,000	8,338
Vanguard International Semiconductor Corp.	3,850,000	6,017
CDW Corp.	140,000	5,810
Viavi Solutions Inc.[1]	844,600	5,794
Alten SA, non-registered shares	85,500	5,248
Lumentum Holdings Inc.[1]	169,120	4,561
Finisar Corp.[1]	233,000	4,250
Semtech Corp.[1]	191,000	4,200
Computer Modelling Group Ltd.	523,800	4,090
Goldpac Group Ltd.	6,465,000	2,742
SciQuest, Inc.[1]	183,500	2,547
Ixia[1]	177,000	2,205
QIWI PLC, Class B (ADR)	92,500	1,340
Pandora Media, Inc.[1]	135,000	1,208
M/A-COM Technology Solutions Holdings, Inc.[1]	24,232	1,061
iDreamSky Technology Ltd., Class A (ADR)[1]	40,297	554
		586,813
Industrials 9.15%
International Container Terminal Services, Inc.	30,840,000	45,344
ITT Corp.	823,000	30,360
AA PLC	7,606,604	28,929
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 180

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
PARK24 Co., Ltd.	749,300	$20,972
Moog Inc., Class A1	432,100	19,738
AKR Corporindo Tbk PT	37,356,800	19,580
ABM Industries Inc.	589,900	19,060
JVM Co., Ltd.[1,2]	411,500	17,740
Clean Harbors, Inc.[1]	293,000	14,457
Carborundum Universal Ltd.	5,090,000	13,485
J. Kumar Infraprojects Ltd.	2,901,000	12,036
Orbital ATK, Inc.	137,150	11,924
Amara Raja Batteries Ltd.	810,712	10,744
NORMA Group SE, non-registered shares	180,718	10,124
Alliance Global Group, Inc.	23,370,000	8,374
Generac Holdings Inc.[1]	213,300	7,943
Johnson Electric Holdings Ltd.	2,378,000	7,342
Geberit AG	16,500	6,165
Unique Engineering and Construction PCL	11,298,000	5,877
PayPoint PLC	520,000	5,586
Boyd Group Income Fund	91,900	5,403
Gujarat Pipavav Port Ltd.[1]	1,985,000	5,291
KEYW Holding Corp.[1]	750,000	4,980
Oshkosh Corp.	111,000	4,537
Summit Ascent Holdings Ltd.[1]	19,440,000	4,486
CAE Inc.	337,000	3,897
Aida Engineering, Ltd.	432,000	3,754
Bossard Holding AG	31,400	3,308
Landstar System, Inc.	46,600	3,011
CIMC Enric Holdings Ltd.	5,016,000	2,664
Pegasus Hava Tasimaciligi AS1	385,000	2,349
Rheinmetall AG	29,000	2,317
Chart Industries, Inc.[1]	103,900	2,257
Orient Overseas (International) Ltd.	338,500	1,307
TD Power Systems Ltd.	286,208	903
Frigoglass SAIC[1]	1,427,939	604
COSCO Pacific Ltd.	410,000	537
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative[1]	555,200	516
		367,901
Consumer staples 7.26%
Sprouts Farmers Market, Inc.[1]	3,726,926	108,230
COSMOS Pharmaceutical Corp.	224,000	37,239
Puregold Price Club, Inc.	37,418,000	29,580
Hypermarcas SA, ordinary nominative[1]	2,253,800	17,626
Coca-Cola Icecek AS, Class C	1,108,100	16,155
SalMar ASA	570,000	13,983
Treasury Wine Estates Ltd.	1,834,975	13,560
PZ Cussons PLC	2,605,000	11,303
Super Group Ltd.	11,464,000	8,420
Petra Foods Ltd.	3,730,000	7,749
Emperador Inc.	45,300,000	7,457
Kernel Holding SA	493,041	7,044
Scandinavian Tobacco Group A/S1	396,000	6,362
Del Monte Pacific Ltd.	16,286,223	4,039
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 180

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Stock Spirits Group PLC	746,100	$1,572
Lenta Ltd. (GDR)[1]	240,000	1,510
		291,829
Financials 6.98%
Kotak Mahindra Bank Ltd.	3,282,732	33,741
Avanza Bank Holding AB1	599,486	26,732
Kemper Corp.	900,000	26,613
Essent Group Ltd.[1]	1,279,064	26,605
WHA Corp. PCL[1]	229,631,250	20,365
K. Wah International Holdings Ltd.	40,075,321	17,668
Land and Houses PCL, nonvoting depository receipt	69,190,000	17,602
Shriram Transport Finance Co. Ltd.	1,159,955	16,695
Chailease Holding Co. Ltd.	6,886,880	12,005
Old Republic International Corp.	553,900	10,125
Endurance Specialty Holdings Ltd.	110,000	7,188
Cerved Information Solutions SPA, non-registered shares	796,199	6,550
City Union Bank Ltd.	4,125,000	5,905
Signature Bank[1]	42,000	5,717
Altisource Residential Corp.	451,407	5,417
LSL Property Services PLC	1,190,000	4,914
Cathay General Bancorp, Inc.	155,000	4,391
Mahindra Lifespace Developers Ltd.	681,356	4,336
Bank of Ireland[1]	14,099,515	4,091
Golden Wheel Tiandi Holdings Co. Ltd.	49,482,000	4,082
Texas Capital Bancshares, Inc.[1]	86,600	3,324
EFG International AG	562,925	3,220
Numis Corp. PLC	1,118,302	3,212
BankUnited, Inc.	82,000	2,824
Inversiones La Construcción SA	205,000	2,330
National Bank of Pakistan	3,370,000	1,662
Premium Leisure Corp.	80,900,000	1,581
Lai Sun Development Co. Ltd.	100,466,666	1,541
Altisource Asset Management Corp.[1]	11,274	133
		280,569
Materials 4.14%
PolyOne Corp.	881,168	26,655
Lundin Mining Corp.[1]	7,025,000	22,123
Sirius Minerals Plc[1]	79,015,210	16,739
AptarGroup, Inc.	170,000	13,330
Stillwater Mining Co.[1]	1,100,000	11,715
United States Steel Corp.	693,000	11,123
HudBay Minerals Inc.	2,720,000	9,969
Time Technoplast Ltd.[2]	11,888,000	8,473
Lenzing AG	78,244	6,194
CPMC Holdings Ltd.	12,424,000	6,134
Silgan Holdings Inc.	109,000	5,796
Mayr-Melnhof Karton AG, non-registered shares	45,300	5,438
Synthomer PLC	900,000	4,709
Arkema SA	56,300	4,227
Buzzi Unicem SPA	220,000	3,803
Greatview Aseptic Packaging Co. Ltd.	5,000,000	2,378
Rusoro Mining Ltd.[1]	25,530,432	1,868
Nampak Ltd.	1,187,849	1,714
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 180

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	$1,481
Hummingbird Resources PLC[1]	3,475,000	998
Huntsman Corp.	68,600	912
Kenmare Resources PLC[1]	54,706,150	783
Orsu Metals Corp.[1]	588,231	7
Indochine Mining Ltd.[1,2,3]	73,199,466	—
		166,569
Energy 3.81%
InterOil Corp.[1]	1,184,235	37,694
Laredo Petroleum, Inc.[1]	4,534,000	35,955
SM Energy Co.	696,900	13,060
Amerisur Resources PLC[1]	27,117,360	11,295
Pason Systems Inc.	849,000	10,786
Venture Global LNG, Inc., Class C1,3,4,5	2,760	8,280
Ophir Energy PLC[1]	6,652,492	7,357
Carrizo Oil & Gas, Inc.[1]	190,973	5,905
Lekoil Ltd. (CDI)[1]	21,413,600	4,613
Victoria Oil & Gas PLC[1,2]	6,966,560	4,002
Exillon Energy PLC[1]	3,470,438	3,639
Veresen Inc.	521,300	3,520
Oasis Petroleum Inc.[1]	428,600	3,120
Canadian Overseas Petroleum Ltd.[1,2]	11,225,000	605
Canadian Overseas Petroleum Ltd.[1,2,4]	8,000,000	431
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	304
Circle Oil PLC[1]	22,687,000	733
Providence Resources PLC[1]	2,490,250	528
Genel Energy PLC[1]	400,600	503
Tethys Petroleum Ltd.[1]	10,075,550	349
BNK Petroleum Inc.[1]	756,920	207
Borders & Southern Petroleum PLC[1]	7,028,100	157
African Petroleum Corp. Ltd.[1]	336,363	124
International Petroleum Ltd.[1,3]	54,894,353	118
Esrey Energy Ltd.[1]	825,000	41
		153,326
Utilities 2.01%
ENN Energy Holdings Ltd.	9,515,700	52,195
CT Environmental Group Ltd.	40,064,000	11,775
Glow Energy PCL	3,930,000	10,277
Ratchaburi Electricity Generating Holding PCL	2,300,000	3,318
Energy World Corp. Ltd.[1]	10,883,000	2,002
Mytrah Energy Ltd.[1]	1,700,000	1,258
Greenko Group PLC[3]	2,280,000	33
		80,858
Telecommunication services 0.20%
Zegona Communications PLC[1,3]	3,081,012	5,819
Total Access Communication PCL	1,048,100	1,229
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,200,000	1,126
		8,174
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 180

unaudited
Common stocks Miscellaneous 4.81%	Shares	Value (000)
Other common stocks in initial period of acquisition		$193,254
Total common stocks (cost: $3,478,185,000)		3,468,709
Rights & warrants 0.01% Financials 0.01%
WHA Corp. PCL, warrants, expire 2020[1]	1,196,182	260
Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,3]	2,555,000	49
Range Resources Ltd., warrants, expire 2016[1,3]	33,500,000	—
		49
Total rights & warrants (cost: $281,000)		309
Convertible stocks 0.16% Health care 0.16%
Stemcentrx, Inc., Series F-1, convertible preferred[3,5]	274,000	6,313
Total convertible stocks (cost: $3,307,000)		6,313
Bonds, notes & other debt instruments 3.64% U.S. Treasury bonds & notes 3.49% U.S. Treasury 3.49%	Principal amount (000)
U.S. Treasury 1.625% 2026[6]	$78,080	77,013
U.S. Treasury 2.50% 2046	64,965	63,367
Total U.S. Treasury bonds & notes		140,380
Corporate bonds & notes 0.15% Energy 0.15%
Denbury Resources Inc. 6.375% 2021	400	190
Denbury Resources Inc. 5.50% 2022	250	114
Denbury Resources Inc. 4.625% 2023	5,100	2,168
SM Energy Co. 5.625% 2025	4,825	3,376
Total corporate bonds & notes		5,848
Total bonds, notes & other debt instruments (cost: $145,391,000)		146,228
Short-term securities 10.17%
Coca-Cola Co. 0.30% due 4/27/2016[4]	19,000	18,995
Federal Home Loan Bank 0.47%–0.55% due 4/4/2016–8/29/2016	87,500	87,433
Freddie Mac 0.40% due 6/17/2016	10,000	9,995
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	19,500	19,500
GlaxoSmithKline Finance PLC 0.51% due 6/16/2016[4]	20,000	19,981
Hydro-Québec 0.41% due 4/18/2016[4]	11,290	11,288
KfW 0.53% due 4/25/2016[4]	31,400	31,391
Kimberly-Clark Corp. 0.36% due 4/5/2016[4]	30,000	29,999
Mizuho Bank, Ltd. 0.61% due 6/22/2016[4]	16,000	15,979
PepsiCo Inc. 0.32% due 4/6/2016[4]	9,700	9,700
Toronto-Dominion Holdings USA Inc. 0.40% due 4/1/2016[4]	40,000	40,000
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 180

unaudited
Short-term securities	Principal amount (000)	Value (000)
Victory Receivables Corp. 0.46%–0.50% due 4/12/2016–5/12/2016[4]	$84,700	$84,679
Wal-Mart Stores, Inc. 0.36% due 4/28/2016[4]	30,000	29,992
Total short-term securities (cost: $408,892,000)		408,932
Total investment securities 100.25% (cost: $4,036,056,000)		4,030,491
Other assets less liabilities (0.25)%		(10,016)
Net assets 100.00%		$4,020,475
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $69,704,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	4/8/2016	Barclays Bank PLC	$354	A$500	$(29)
Australian dollars	5/27/2016	UBS AG	$379	A$500	(3)
British pounds	4/18/2016	HSBC Bank	$37,686	£26,517	(401)
British pounds	5/11/2016	Citibank	$17,352	£12,190	(158)
Euros	4/13/2016	HSBC Bank	$3,970	€3,619	(149)
Japanese yen	4/28/2016	UBS AG	$4,651	¥528,290	(47)
Singapore dollars	5/26/2016	Barclays Bank PLC	$4,778	S$6,704	(195)
Thai baht	5/9/2016	JPMorgan Chase	$783	THB27,890	(9)
					$(991)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2016 (000)
zooplus AG, non-registered shares[1]	357,716	—	—	357,716	$—	$49,049
JVM Co., Ltd.[1]	411,500	—	—	411,500	—	17,740
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	—	8,473
Victoria Oil & Gas PLC[1]	6,966,560	—	—	6,966,560	—	4,002
Mauna Kea Technologies SA1	958,400	—	18,505	939,895	—	2,406
Sylvania Platinum Ltd. (CDI)[1]	15,000,000	—	—	15,000,000	—	1,481
Canadian Overseas Petroleum Ltd.[1]	11,225,000	—	—	11,225,000	—	605
Canadian Overseas Petroleum Ltd.[1,4]	8,000,000	—	—	8,000,000	—	431
Canadian Overseas Petroleum Ltd. (GBP denominated)[1]	6,050,000	—	—	6,050,000	—	304
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,3]	2,555,000	—	—	2,555,000	—	49
Indochine Mining Ltd.[1,3]	73,199,466	—	—	73,199,466	—	—
					$—	$84,540
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 180

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $20,974,000, which represented .52% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $300,719,000, which represented 7.48% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $584,000, which represented .01% of the net assets of the fund.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,280.21%
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	3,307	6,313.16
Total private placement securities		$ 11,587	$ 14,593.37%

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
€ = Euros
GBP/£ = British pounds
¥ = Japanese yen
S$ = Singapore dollars
THB = Thai baht
American Funds Insurance Series — Global Small Capitalization Fund — Page 14 of 180

Growth Fund
Investment portfolio
March 31, 2016
unaudited
Common stocks 95.49% Information technology 22.73%	Shares	Value (000)
Microsoft Corp.	10,545,000	$582,400
Facebook, Inc., Class A1	4,702,685	536,576
Broadcom Ltd.	2,664,800	411,712
ASML Holding NV (New York registered)	2,224,016	223,269
ASML Holding NV	1,808,186	183,697
Apple Inc.	3,306,300	360,354
Taiwan Semiconductor Manufacturing Co., Ltd.	59,537,000	299,683
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,425,392	37,345
Visa Inc., Class A	4,292,000	328,252
Alphabet Inc., Class A1	224,000	170,889
Alphabet Inc., Class C1	175,241	130,546
LinkedIn Corp., Class A1	1,553,310	177,621
Akamai Technologies, Inc.[1]	2,305,000	128,089
Hexagon AB, Class B	3,152,551	122,712
Nintendo Co., Ltd.	858,560	122,058
NetSuite Inc.[1]	1,608,600	110,173
TE Connectivity Ltd.	1,740,000	107,741
Adobe Systems Inc.[1]	1,000,000	93,800
Dolby Laboratories, Inc., Class A	1,949,549	84,727
Murata Manufacturing Co., Ltd.	678,500	81,809
Autodesk, Inc.[1]	1,310,000	76,386
salesforce.com, inc.[1]	1,005,000	74,199
Intuit Inc.	615,000	63,966
Amphenol Corp., Class A	935,000	54,062
Intel Corp.	1,580,000	51,113
Finisar Corp.[1]	2,554,000	46,585
PayPal Holdings, Inc.[1]	907,000	35,010
Alibaba Group Holding Ltd. (ADR)[1]	360,000	28,451
Workday, Inc., Class A1	228,700	17,573
Demandware, Inc.[1]	425,000	16,618
VeriSign, Inc.[1]	185,000	16,380
		4,773,796
Consumer discretionary 22.33%
Amazon.com, Inc.[1]	2,144,216	1,272,892
Home Depot, Inc.	5,875,000	783,901
Comcast Corp., Class A	8,785,000	536,588
Charter Communications, Inc., Class A1	1,106,000	223,888
Starbucks Corp.	3,685,000	219,994
Tesla Motors, Inc.[1]	945,000	217,133
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	1,072,500	207,786
Netflix, Inc.[1]	1,615,000	165,101
NIKE, Inc., Class B	2,680,000	164,740
Twenty-First Century Fox, Inc., Class A	5,710,000	159,195
MGM Resorts International[1]	5,130,500	109,998
Liberty Global PLC, Class C1	2,275,000	85,449
American Funds Insurance Series — Growth Fund — Page 15 of 180

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Mattel, Inc.	2,425,000	$81,529
CBS Corp., Class B	1,360,000	74,922
Lennar Corp., Class A	1,500,000	72,540
Jarden Corp.[1]	950,000	56,003
Expedia, Inc.	498,000	53,694
Tiffany & Co.	589,000	43,221
Sturm, Ruger & Co., Inc.	565,288	38,654
Domino’s Pizza, Inc.	275,000	36,262
Luxottica Group SpA	564,000	31,126
Ralph Lauren Corp., Class A	208,000	20,022
Chipotle Mexican Grill, Inc.[1]	38,500	18,132
Carnival Corp., units	290,000	15,303
		4,688,073
Health care 14.54%
UnitedHealth Group Inc.	3,330,000	429,237
Express Scripts Holding Co.[1]	4,503,208	309,325
Centene Corp.[1]	4,266,652	262,698
Regeneron Pharmaceuticals, Inc.[1]	627,400	226,140
Vertex Pharmaceuticals Inc.[1]	2,293,300	182,294
Humana Inc.	993,200	181,706
Thermo Fisher Scientific Inc.	1,240,000	175,572
Hologic, Inc.[1]	5,043,000	173,983
Incyte Corp.[1]	2,172,500	157,441
Medtronic PLC	1,645,000	123,375
Intuitive Surgical, Inc.[1]	195,000	117,205
Gilead Sciences, Inc.	1,070,000	98,290
ResMed Inc.	1,480,000	85,574
Biogen Inc.[1]	300,000	78,096
Merck & Co., Inc.	1,425,000	75,397
Boston Scientific Corp.[1]	3,100,000	58,311
Baxalta Inc.	1,397,119	56,444
Agios Pharmaceuticals, Inc.[1]	1,282,120	52,054
Quintiles Transnational Holdings Inc.[1]	655,000	42,640
Intercept Pharmaceuticals, Inc.[1]	325,000	41,753
Alnylam Pharmaceuticals, Inc.[1]	426,000	26,740
Abbott Laboratories	552,200	23,099
Eli Lilly and Co.	267,000	19,227
Brookdale Senior Living Inc.[1]	1,150,000	18,262
Bristol-Myers Squibb Co.	221,000	14,117
St. Jude Medical, Inc.	150,000	8,250
bluebird bio, Inc.[1]	183,000	7,777
ACADIA Pharmaceuticals Inc.[1]	211,000	5,900
InnovaCare Inc.[1,2,3]	2,843,000	1,478
		3,052,385
Financials 11.19%
Berkshire Hathaway Inc., Class A1	2,235	477,061
Berkshire Hathaway Inc., Class B1	363,734	51,606
Wells Fargo & Co.	7,490,000	362,216
PNC Financial Services Group, Inc.	1,843,600	155,913
Legal & General Group PLC	45,158,246	152,547
JPMorgan Chase & Co.	2,503,720	148,270
Goldman Sachs Group, Inc.	934,400	146,682
Onex Corp.	2,342,800	142,796
American Funds Insurance Series — Growth Fund — Page 16 of 180

unaudited
Common stocks Financials (continued)	Shares	Value (000)
American International Group, Inc.	2,333,300	$126,115
Chubb Corp.	707,366	84,283
FCB Financial Holdings, Inc., Class A1	1,680,000	55,877
Bank of America Corp.	4,015,000	54,283
Capital One Financial Corp.	670,000	46,438
Iron Mountain Inc.	1,300,000	44,083
Financial Engines, Inc.	1,365,000	42,902
Arch Capital Group Ltd.[1]	540,000	38,394
CME Group Inc., Class A	350,100	33,627
First Republic Bank	495,000	32,987
W. R. Berkley Corp.	550,000	30,910
BlackRock, Inc.	75,000	25,543
Legg Mason Partners Equity Fund	565,000	19,594
American Tower Corp.	190,000	19,450
Charles Schwab Corp.	590,000	16,532
Fifth Third Bancorp	980,000	16,356
Morgan Stanley	411,000	10,279
PacWest Bancorp	250,000	9,288
LendingClub Corp.[1]	629,200	5,222
		2,349,254
Consumer staples 8.28%
Philip Morris International Inc.	3,615,000	354,668
Costco Wholesale Corp.	2,105,000	331,706
Coca-Cola Co.	4,670,000	216,641
Kerry Group PLC, Class A	1,800,000	167,708
Constellation Brands, Inc., Class A	1,075,000	162,422
Kroger Co.	3,710,000	141,908
Kraft Heinz Co.	1,500,000	117,840
CVS Health Corp.	1,090,000	113,066
TreeHouse Foods, Inc.[1]	472,766	41,012
Mead Johnson Nutrition Co.	300,500	25,533
Coca-Cola Enterprises, Inc.	470,000	23,848
Pinnacle Foods Inc.	425,000	18,989
Glanbia PLC	690,074	14,087
Reynolds American Inc.	190,000	9,559
		1,738,987
Energy 6.83%
Concho Resources Inc.[1]	2,149,000	217,135
Schlumberger Ltd.	2,250,000	165,938
Suncor Energy Inc.	5,502,090	153,232
Noble Energy, Inc.	3,863,000	121,337
Chevron Corp.	1,200,000	114,480
Pioneer Natural Resources Co.	749,000	105,414
Weatherford International PLC[1]	12,761,776	99,287
Halliburton Co.	2,500,000	89,300
Core Laboratories NV	561,198	63,084
Murphy Oil Corp.	2,043,200	51,468
Peyto Exploration & Development Corp.	1,870,000	41,597
Cimarex Energy Co.	419,700	40,824
EOG Resources, Inc.	527,400	38,279
Royal Dutch Shell PLC, Class B (ADR)	760,100	37,389
Seven Generations Energy Ltd., Class A1,2,3	1,300,000	18,590
Seven Generations Energy Ltd., Class A1	892,478	13,435
American Funds Insurance Series — Growth Fund — Page 17 of 180

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Enbridge Inc. (CAD denominated)	761,078	$29,629
Tourmaline Oil Corp.[1]	847,000	17,935
Helmerich & Payne, Inc.	259,800	15,255
		1,433,608
Industrials 5.98%
Boeing Co.	1,850,000	234,839
Oshkosh Corp.[4]	4,947,000	202,184
Rockwell Collins, Inc.	1,775,000	163,673
Grafton Group PLC, units	7,866,000	81,568
MTU Aero Engines AG	845,499	81,095
Fastenal Co.	1,590,000	77,910
General Dynamics Corp.	555,000	72,910
Northrop Grumman Corp.	270,000	53,433
Cummins Inc.	475,000	52,222
Stericycle, Inc.[1]	375,000	47,321
Meggitt PLC	6,917,450	40,396
Norfolk Southern Corp.	478,809	39,861
Caterpillar Inc.	490,000	37,505
TransDigm Group Inc.[1]	169,000	37,237
Masco Corp.	722,000	22,707
Robert Half International Inc.	250,000	11,645
		1,256,506
Materials 0.98%
E.I. du Pont de Nemours and Co.	1,990,000	126,007
Praxair, Inc.	385,000	44,063
HudBay Minerals Inc.	5,617,200	20,588
FMC Corp.	397,400	16,043
		206,701
Telecommunication services 0.94%
Zayo Group Holdings, Inc.[1]	6,549,000	158,748
T-Mobile US, Inc.[1]	650,000	24,895
Vodafone Group PLC	4,300,000	13,661
		197,304
Utilities 0.30%
Exelon Corp.	1,705,000	61,141
KGen Power Corp.[1,3,4,5]	3,166,128	1,203
		62,344
Miscellaneous 1.39%
Other common stocks in initial period of acquisition		291,426
Total common stocks (cost: $14,329,530,000)		20,050,384
Convertible stocks 0.06% Consumer discretionary 0.06%
Uber Technologies, Inc., Series F, convertible preferred[3,5]	268,677	13,104
Total convertible stocks (cost: $10,650,000)		13,104
American Funds Insurance Series — Growth Fund — Page 18 of 180

unaudited
Short-term securities 4.40%	Principal amount (000)	Value (000)
Abbott Laboratories 0.45%–0.50% due 4/1/2016–4/11/2016[2]	$71,300	$71,298
Apple Inc. 0.43% due 4/25/2016[2]	40,000	39,990
Caterpillar Financial Services Corp. 0.49% due 4/20/2016	30,000	29,994
Ciesco LLC 0.58% due 6/6/2016	49,000	48,952
Coca-Cola Co. 0.42% due 5/27/2016[2]	14,200	14,190
Fannie Mae 0.41% due 6/13/2016	50,000	49,975
Federal Home Loan Bank 0.34%–0.58% due 4/12/2016–8/29/2016	392,700	392,466
Freddie Mac 0.51% due 4/26/2016	57,000	56,993
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	35,100	35,100
Pfizer Inc 0.48% due 5/16/2016[2]	38,000	37,982
U.S. Treasury Bills 0.29%–0.44% due 5/19/2016–8/18/2016	62,500	62,443
Wal-Mart Stores, Inc. 0.45% due 4/25/2016–4/28/2016[2]	84,800	84,779
Total short-term securities (cost: $923,915,000)		924,162
Total investment securities 99.95% (cost: $15,264,095,000)		20,987,650
Other assets less liabilities 0.05%		9,654
Net assets 100.00%		$20,997,304
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2016 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$940	$202,184
KGen Power Corp.[1,3,5]	3,166,128	—	—	3,166,128	—	1,203
					$940	$203,387
American Funds Insurance Series — Growth Fund — Page 19 of 180

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $268,307,000, which represented 1.28% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $34,375,000, which represented .16% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104.06%
KGen Power Corp.	12/19/2006	1,203	1,203.01
Total private placement securities		$11,853	$14,307.07%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 20 of 180

International Fund
Investment portfolio
March 31, 2016
unaudited
Common stocks 88.05% Financials 16.15%	Shares	Value (000)
AIA Group Ltd.	34,295,700	$194,306
HDFC Bank Ltd.[1]	7,077,600	134,029
HDFC Bank Ltd. (ADR)	352,300	21,712
Cheung Kong Property Holdings Ltd.	20,925,056	134,738
Barclays PLC	47,214,347	101,717
Prudential PLC	4,715,305	88,108
BNP Paribas SA	966,046	48,620
UBS Group AG	2,835,651	45,681
Credit Suisse Group AG	3,174,427	44,932
Ayala Land, Inc.	53,650,700	41,073
Kotak Mahindra Bank Ltd.	3,990,632	41,017
Wharf (Holdings) Ltd.	5,653,000	30,898
Siam Commercial Bank PCL	6,825,004	27,354
Sun Hung Kai Properties Ltd.	1,798,666	21,993
UniCredit SpA	6,051,905	21,830
Resona Holdings, Inc.	6,090,000	21,731
Metropolitan Bank & Trust Co.	12,130,000	21,720
Axis Bank Ltd.	3,222,055	21,610
Housing Development Finance Corp. Ltd.	986,924	16,477
HSBC Holdings PLC (HKD denominated)	2,549,363	15,906
Commerzbank AG, non-registered shares[2]	1,599,786	13,910
Société Générale	350,575	12,957
AXA SA	497,312	11,708
RSA Insurance Group PLC	1,542,100	10,536
Standard Chartered PLC	669,285	4,542
Standard Chartered PLC (HKD denominated)	669,285	4,439
RioCan Real Estate Investment Trust	436,101	8,932
Bankia, SA	8,239,309	7,782
Royal Bank of Canada	135,000	7,778
Bank Rakyat Indonesia (Persero) Tbk PT2	9,000,000	7,755
Investment AB Kinnevik, Class B	256,233	7,269
Bank of the Philippine Islands	2,848,070	5,381
		1,198,441
Consumer discretionary 13.32%
Altice NV, Class A2	4,795,381	85,452
Altice NV, Class B2	1,118,127	20,147
Toyota Motor Corp.	1,509,700	79,841
Sands China Ltd.	18,366,000	74,815
Numericable-SFR, non-registered shares	1,771,571	74,567
Galaxy Entertainment Group Ltd.	17,563,000	65,884
Kering SA	316,733	56,620
Hyundai Motor Co.	337,763	45,041
H & M Hennes & Mauritz AB, Class B	1,297,377	43,261
PT Surya Citra Media Tbk	176,000,000	41,677
Naspers Ltd., Class N	287,500	40,135
American Funds Insurance Series — International Fund — Page 21 of 180

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Techtronic Industries Co. Ltd.	9,666,000	$38,191
Li & Fung Ltd.	60,242,000	35,645
Melco Crown Entertainment Ltd. (ADR)	1,985,000	32,772
Hyundai Mobis Co., Ltd.	145,454	31,670
Mahindra & Mahindra Ltd.	1,712,000	31,299
Sony Corp.	954,000	24,523
Publicis Groupe SA	295,204	20,729
Restaurant Brands International Inc.	481,000	18,677
Kingfisher PLC	3,437,000	18,595
Astra International Tbk PT	30,260,000	16,545
Whitbread PLC	258,200	14,685
JD.com, Inc., Class A (ADR)[2]	539,500	14,297
Tata Motors Ltd.[2]	2,214,987	12,931
Tele Columbus AG2	1,113,750	11,384
Global Brands Group Holding Ltd.[2]	89,100,000	10,797
B&M European Value Retail SA	2,427,000	9,251
adidas AG	68,000	7,970
Renault SA	71,200	7,075
Liberty Global PLC, Class A2	106,300	4,093
		988,569
Information technology 12.80%
Tencent Holdings Ltd.	10,177,900	207,826
Alibaba Group Holding Ltd. (ADR)[2]	1,556,200	122,986
Nintendo Co., Ltd.	807,500	114,799
Baidu, Inc., Class A (ADR)[2]	483,276	92,248
Samsung Electronics Co., Ltd.	77,789	89,244
ASML Holding NV	685,834	69,675
MediaTek Inc.	5,924,000	45,464
Murata Manufacturing Co., Ltd.	290,500	35,027
Gemalto NV	465,111	34,385
Tata Consultancy Services Ltd.	770,000	29,305
Tech Mahindra Ltd.	3,657,914	26,235
Taiwan Semiconductor Manufacturing Co., Ltd.	3,820,000	19,228
Samsung SDI Co., Ltd.	189,653	16,418
Infineon Technologies AG	1,087,772	15,478
Keyence Corp.	24,600	13,419
Worldpay Group PLC[2]	2,586,400	10,219
Yandex NV, Class A2	477,000	7,308
		949,264
Health care 11.89%
Novartis AG	4,040,150	292,859
UCB SA	1,251,700	95,770
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,471,018	53,696
Grifols, SA, Class A, non-registered shares	881,000	19,619
Grifols, SA, Class B (ADR)	793,690	12,278
Bayer AG	645,771	75,907
Takeda Pharmaceutical Co. Ltd.	1,556,400	71,026
Novo Nordisk A/S, Class B	1,096,000	59,449
Teva Pharmaceutical Industries Ltd. (ADR)	691,800	37,018
Merck KGaA	420,900	35,111
Sysmex Corp.	523,926	32,773
Astellas Pharma Inc.	2,322,700	30,885
Chugai Pharmaceutical Co., Ltd.	581,000	17,991
American Funds Insurance Series — International Fund — Page 22 of 180

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Fresenius SE & Co. KGaA	231,000	$16,878
Shire PLC	275,700	15,677
GlaxoSmithKline PLC	626,000	12,695
OTCPharm PJSC[2]	705,600	2,132
		881,764
Industrials 9.60%
Airbus Group SE, non-registered shares	1,461,014	97,006
Rolls-Royce Holdings PLC[2]	8,842,000	86,609
Jardine Matheson Holdings Ltd.	1,091,600	62,309
CK Hutchison Holdings Ltd.	3,350,836	43,498
Babcock International Group PLC	3,055,615	41,670
SMC Corp.	164,100	38,114
Bureau Veritas SA	1,596,096	35,552
Legrand SA	545,750	30,582
Groupe Eurotunnel SE	2,505,403	28,081
Ryanair Holdings PLC (ADR)	302,700	25,978
Deutsche Post AG	832,000	23,119
VINCI SA	302,700	22,551
Nidec Corp.	310,000	21,212
Toshiba Corp.[2]	10,124,000	19,700
International Container Terminal Services, Inc.	13,312,000	19,573
Komatsu Ltd.	1,008,000	17,161
Capita PLC	1,067,100	15,970
Siemens AG	143,300	15,189
Recruit Holdings Co., Ltd.	480,000	14,650
Ashtead Group PLC	1,169,000	14,506
Intertek Group PLC	299,700	13,632
Kühne + Nagel International AG	77,500	11,018
Safran SA	139,400	9,752
China State Construction International Holdings Ltd.	3,006,000	4,480
		711,912
Consumer staples 7.75%
Nestlé SA	1,351,700	101,003
Pernod Ricard SA	799,200	89,122
AMOREPACIFIC Corp.	209,600	70,838
Associated British Foods PLC	1,443,588	69,437
British American Tobacco PLC	612,000	35,951
Treasury Wine Estates Ltd.	4,439,100	32,803
Japan Tobacco Inc.	570,000	23,753
Uni-Charm Corp.	870,000	18,931
Philip Morris International Inc.	192,400	18,876
Marine Harvest ASA	1,129,063	17,397
Indofood Sukses Makmur Tbk PT	24,400,000	13,295
Reckitt Benckiser Group PLC	119,000	11,503
Tesco PLC[2]	3,684,200	10,149
Hypermarcas SA, ordinary nominative[2]	1,280,000	10,010
SABMiller PLC	155,400	9,499
Thai Beverage PCL	17,400,000	9,230
Kao Corp.	166,000	8,854
Shiseido Co., Ltd.	335,000	7,477
Ajinomoto Co., Inc.	322,000	7,266
Orion Corp.	6,157	4,921
American Funds Insurance Series — International Fund — Page 23 of 180

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Glanbia PLC	140,298	$2,864
Wal-Mart de México, SAB de CV, Series V	735,600	1,746
		574,925
Materials 5.27%
HeidelbergCement AG	747,240	63,984
Syngenta AG	115,550	48,068
Nitto Denko Corp.	850,000	47,256
Grasim Industries Ltd.[1]	556,401	33,573
Grasim Industries Ltd. (GDR)[1]	131,304	7,923
First Quantum Minerals Ltd.	7,199,000	37,914
Rio Tinto PLC	1,062,000	29,827
Fortescue Metals Group Ltd.	12,847,000	25,112
Glencore PLC	10,388,000	23,469
CRH PLC	798,000	22,547
Amcor Ltd.	1,240,000	13,640
BASF SE	160,500	12,109
Vale SA, Class A, preferred nominative (ADR)	3,641,300	11,361
Vale SA, Class A, preferred nominative	109,700	347
Givaudan SA	4,082	8,006
Akzo Nobel NV	73,350	4,999
Linde AG	7,201	1,049
		391,184
Utilities 4.84%
Power Grid Corp. of India Ltd.	54,528,635	114,537
Cheung Kong Infrastructure Holdings Ltd.	7,953,000	77,763
ENN Energy Holdings Ltd.	11,618,000	63,726
SSE PLC	2,187,904	46,884
China Gas Holdings Ltd.	21,150,000	31,191
ACCIONA, SA	199,700	15,448
Engie SA	605,515	9,398
PT Perusahaan Gas Negara (Persero) Tbk	329,400	65
		359,012
Energy 3.00%
Royal Dutch Shell PLC, Class B	1,844,561	45,037
Royal Dutch Shell PLC, Class A (GBP denominated)	881,998	21,333
Oil Search Ltd.	7,640,000	39,590
Canadian Natural Resources, Ltd.	1,155,700	31,261
BP PLC	3,936,905	19,799
Tullow Oil PLC[2]	6,281,000	17,762
Enbridge Inc. (CAD denominated)	365,144	14,215
TOTAL SA	243,468	11,098
Suncor Energy Inc.	321,000	8,940
Gazprom PJSC (ADR)	1,713,500	7,390
Eni SpA	425,000	6,432
		222,857
Telecommunication services 2.70%
SoftBank Group Corp.	1,162,400	55,422
MTN Group Ltd.	3,508,600	32,130
KDDI Corp.	989,600	26,432
China Mobile Ltd.	2,346,000	26,144
Idea Cellular Ltd.	10,444,182	17,380
American Funds Insurance Series — International Fund — Page 24 of 180

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
Intouch Holdings PCL	5,428,400	$9,837
Intouch Holdings PCL, nonvoting depository receipts	2,927,600	5,305
TalkTalk Telecom Group PLC	4,279,000	14,572
Bharti Airtel Ltd.	2,530,000	13,402
		200,624
Miscellaneous 0.73%
Other common stocks in initial period of acquisition		53,804
Total common stocks (cost: $6,286,119,000)		6,532,356
Bonds, notes & other debt instruments 0.73% Corporate bonds & notes 0.63% Materials 0.60%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[3]	$3,725	2,514
First Quantum Minerals Ltd. 7.25% 2022[3]	25,720	17,361
FMG Resources 9.75% 2022[3]	17,728	17,772
Vale Overseas Ltd. 6.875% 2036	1,430	1,138
Vale Overseas Ltd. 6.875% 2039	7,035	5,527
Vale SA 5.625% 2042	95	68
		44,380
Energy 0.03%
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	1,860
Total corporate bonds & notes		46,240
U.S. Treasury bonds & notes 0.10% U.S. Treasury 0.10%
U.S. Treasury 0.875% 2017[4]	7,550	7,568
Total U.S. Treasury bonds & notes		7,568
Total bonds, notes & other debt instruments (cost: $54,743,000)		53,808
Short-term securities 10.12%
Australia & New Zealand Banking Group, Ltd. 0.55% due 5/3/2016[3]	67,000	66,972
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.39% due 4/14/2016	51,500	51,492
Electricité de France 0.48% due 4/1/2016[3]	37,700	37,700
Export Development Canada 0.57% due 6/20/2016	6,400	6,394
Federal Home Loan Bank 0.40% due 6/1/2016	44,600	44,583
John Deere Financial Ltd. 0.44% due 4/4/2016[3]	20,500	20,499
Mitsubishi UFJ Trust and Banking Corp. 0.43%–0.48% due 4/6/2016–4/7/2016[3]	63,200	63,196
Mizuho Bank, Ltd. 0.61%–0.69% due 6/1/2016–7/26/2016[3]	165,000	164,746
Nestlé Finance International Ltd. 0.60% due 7/20/2016	46,900	46,816
Nordea Bank AB 0.55% due 6/6/2016[3]	88,000	87,924
Old Line Funding, LLC 0.65% due 7/13/2016[3]	25,000	24,956
Roche Holdings, Inc. 0.38% due 4/19/2016[3]	16,300	16,297
Svenska Handelsbanken Inc. 0.63% due 7/11/2016[3]	30,000	29,950
American Funds Insurance Series — International Fund — Page 25 of 180

unaudited
Short-term securities	Principal amount (000)	Value (000)
Toronto-Dominion Holdings USA Inc. 0.49% due 5/19/2016[3]	$64,400	$64,362
Total Capital Canada Ltd. 0.58% due 4/14/2016[3]	25,000	24,997
Total short-term securities (cost: $750,817,000)		750,884
Total investment securities 98.90% (cost: $7,091,679,000)		7,337,048
Other assets less liabilities 1.10%		81,848
Net assets 100.00%		$7,418,896
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $176,350,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	5/27/2016	UBS AG	$2,656	A$3,500	$(20)
British pounds	4/18/2016	UBS AG	$54,930	£38,788	(782)
Euros	4/13/2016	Bank of America, N.A.	$13,209	€12,043	(500)
Euros	4/15/2016	HSBC Bank	$3,986	€3,666	(187)
Japanese yen	4/14/2016	Barclays Bank PLC	$59,239	¥6,682,000	(161)
Thai baht	5/9/2016	JPMorgan Chase	$3,512	THB125,160	(42)
					$(1,692)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $175,525,000, which represented 2.37% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $641,106,000, which represented 8.64% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,224,000, which represented .02% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
THB = Thai baht
American Funds Insurance Series — International Fund — Page 26 of 180

New World Fund®
Investment portfolio
March 31, 2016
unaudited
Common stocks 78.77% Information technology 15.04%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	10,757,000	$54,146
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	14,148
AAC Technologies Holdings Inc.	8,054,500	61,571
Baidu, Inc., Class A (ADR)[1]	250,700	47,854
Mail.Ru Group Ltd. (GDR)[1]	1,778,359	38,590
Murata Manufacturing Co., Ltd.	315,300	38,017
Alphabet Inc., Class A1	16,900	12,893
Alphabet Inc., Class C1	16,946	12,624
Alibaba Group Holding Ltd. (ADR)[1]	252,800	19,979
MasterCard Inc., Class A	200,000	18,900
Tech Mahindra Ltd.	2,440,000	17,500
EPAM Systems, Inc.[1]	173,332	12,943
QIWI PLC, Class B (ADR)	742,021	10,752
ASM Pacific Technology Ltd.	1,347,400	10,578
Tencent Holdings Ltd.	427,500	8,729
Hexagon AB, Class B	157,000	6,111
ASML Holding NV	57,000	5,791
Intel Corp.	132,600	4,290
Halma PLC	310,000	4,058
TDK Corp.	59,000	3,276
Meyer Burger Technology AG1	836,779	3,002
		405,752
Consumer discretionary 14.23%
Naspers Ltd., Class N	395,419	55,200
Domino’s Pizza, Inc.	350,000	46,151
Ctrip.com International, Ltd. (ADR)[1]	986,700	43,671
Kroton Educacional SA, ordinary nominative	9,471,200	30,239
Ryohin Keikaku Co., Ltd.	134,500	28,443
Cosmo Lady (China) Holdings Co. Ltd.	24,360,000	19,689
Mr Price Group Ltd.	1,509,000	18,135
Toyota Motor Corp.	318,900	16,865
Mahindra & Mahindra Ltd.	891,000	16,290
Maruti Suzuki India Ltd.	249,500	14,002
Matahari Department Store Tbk PT	8,850,000	12,247
Hyundai Mobis Co., Ltd.	53,000	11,540
Estácio Participações SA, ordinary nominative	3,391,000	11,147
Steinhoff International Holdings NV	1,559,913	10,233
Wynn Macau, Ltd.[1]	5,475,800	8,471
Priceline Group Inc.[1]	5,300	6,831
Industria de Diseño Textil, SA	200,000	6,728
NIKE, Inc., Class B	105,000	6,454
L’Occitane International SA	2,715,000	4,844
Suzuki Motor Corp.	180,000	4,816
Twenty-First Century Fox, Inc., Class A	160,000	4,461
American Funds Insurance Series — New World Fund — Page 27 of 180

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Motherson Sumi Systems Ltd.	1,102,500	$4,436
Samsonite International SA	849,000	2,846
		383,739
Financials 12.52%
Fibra Uno Administración, SA de CV	13,586,578	31,581
ICICI Bank Ltd.	6,053,830	21,634
ICICI Bank Ltd. (ADR)	1,075,500	7,700
American Tower Corp.	245,000	25,081
AIA Group Ltd.	4,291,600	24,315
Citigroup Inc.	560,000	23,380
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	5,441,500	23,275
Housing Development Finance Corp. Ltd.	1,353,000	22,589
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	21,943
HDFC Bank Ltd. (ADR)	208,400	12,844
HDFC Bank Ltd.[2]	390,000	7,385
China Overseas Land & Investment Ltd.	5,492,000	17,381
Kotak Mahindra Bank Ltd.	1,647,772	16,936
Capitec Bank Holdings Ltd.	405,022	15,720
Industrial and Commercial Bank of China Ltd., Class H	27,600,000	15,441
Indiabulls Housing Finance Ltd.	1,322,319	12,977
Sberbank of Russia	1,832,500	12,741
Chubb Corp.	80,000	9,532
Itaú Unibanco Holding SA, preferred nominative	1,000,000	8,680
Prudential PLC	181,320	3,388
Sun Hung Kai Properties Ltd.	254,000	3,106
China Overseas Property Holdings Ltd.[1]	247,333	36
Ayala Land, Inc., preference shares[1,2]	15,000,000	33
China Construction Bank Corp., Class H	535	—
		337,698
Health care 9.49%
China Biologic Products, Inc.[1]	496,000	56,782
Novo Nordisk A/S, Class B	1,017,600	55,196
Novartis AG	280,500	20,333
Novartis AG (ADR)	134,000	9,707
Hikma Pharmaceuticals PLC	996,500	28,338
Cochlear Ltd.	225,000	17,644
Thermo Fisher Scientific Inc.	116,000	16,424
Krka, dd, Novo mesto	232,246	16,253
Merck & Co., Inc.	260,000	13,757
CSL Ltd.	111,000	8,631
AstraZeneca PLC	128,000	7,174
Straumann Holding AG	16,500	5,689
		255,928
Consumer staples 6.73%
Lenta Ltd. (GDR)[1]	4,241,024	26,676
Lenta Ltd. (GDR)[1,3]	1,053,300	6,625
Hypermarcas SA, ordinary nominative[1]	3,848,100	30,094
Pernod Ricard SA	208,900	23,295
British American Tobacco PLC	293,000	17,212
Magnit PJSC (GDR)	388,100	15,505
Coca-Cola Co.	275,000	12,757
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	9,384
American Funds Insurance Series — New World Fund — Page 28 of 180

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Kao Corp.	175,000	$9,334
United Breweries Ltd.	671,425	8,388
Nestlé SA	73,696	5,507
GRUMA, SAB de CV, Series B	320,000	5,070
Procter & Gamble Co.	60,000	4,939
Coca-Cola HBC AG (CDI)	173,000	3,677
Coca-Cola Icecek AS, Class C	200,000	2,916
		181,379
Industrials 5.86%
Cummins Inc.	290,200	31,905
Airbus Group SE, non-registered shares	431,929	28,679
ASSA ABLOY AB, Class B	992,658	19,588
LT Group, Inc.	53,657,231	18,179
Gujarat Pipavav Port Ltd.[1]	4,910,000	13,086
Edenred SA	644,000	12,509
Safran SA	154,000	10,774
Grupo Aeroportuario del Sureste, SA de CV, Series B	470,000	7,079
Tyco International PLC	165,000	6,057
Boeing Co.	45,000	5,712
Grupo Aeroportuario del Pacífico SAB de CV	495,482	4,421
		157,989
Energy 5.14%
Reliance Industries Ltd.	3,479,534	54,918
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	3,575,674	20,882
Noble Energy, Inc.	484,000	15,202
Royal Dutch Shell PLC, Class B	600,000	14,650
Galp Energia, SGPS, SA, Class B	1,057,173	13,293
Schlumberger Ltd.	178,000	13,127
Oil Search Ltd.	621,907	3,223
Weatherford International PLC[1]	389,900	3,033
Halliburton Co.	12,000	429
		138,757
Materials 1.93%
Klabin SA, units	4,402,000	23,714
Chr. Hansen Holding A/S	170,000	11,412
Koninklijke DSM NV	121,000	6,655
First Quantum Minerals Ltd.	875,900	4,613
Croda International PLC	68,000	2,968
Air Liquide SA, bonus shares[2]	15,000	1,688
Tianhe Chemicals Group Ltd.[1,2]	75,890,000	885
		51,935
Telecommunication services 1.71%
SoftBank Group Corp.	326,200	15,553
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	50,500,000	12,663
Reliance Communications Ltd.[1]	9,718,096	7,337
True Corp. PCL, foreign[1]	25,700,000	5,552
Vodafone Group PLC (ADR)	160,000	5,128
		46,233
American Funds Insurance Series — New World Fund — Page 29 of 180

unaudited
Common stocks Utilities 1.49%	Shares	Value (000)
China Resources Gas Group Ltd.	8,098,000	$23,123
Cheung Kong Infrastructure Holdings Ltd.	1,020,000	9,973
China Gas Holdings Ltd.	4,750,000	7,005
		40,101
Miscellaneous 4.63%
Other common stocks in initial period of acquisition		124,917
Total common stocks (cost: $1,971,925,000)		2,124,428
Preferred securities 0.01% Consumer discretionary 0.01%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022[2]	1,883,700	239
Total preferred securities (cost: $138,000)		239
Rights & warrants 2.06% Consumer staples 1.61%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[2,3]	5,330,000	25,300
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[2,3]	3,790,000	17,984
		43,284
Consumer discretionary 0.45%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 2018[2,3]	3,883,000	12,232
Total rights & warrants (cost: $69,795,000)		55,516
Convertible bonds 0.26% Miscellaneous 0.26%	Principal amount (000)
Other convertible bonds in initial period of acquisition		7,117
Total convertible bonds (cost: $6,584,000)		7,117
Bonds, notes & other debt instruments 5.66% Bonds & notes of governments & government agencies outside the U.S. 5.13%
Argentina (Republic of) 7.00% 2017	$ 7,225	7,303
Argentina (Republic of) 8.75% 2017[4]	475	487
Argentina (Republic of) 8.75% 2024[5]	115	121
Argentina (Republic of) 8.28% 2033[4,5,6]	2,405	2,431
Argentina (Republic of) 0.00% 2035	6,865	736
Brazil (Federal Republic of) 10.00% 2025	BRL5,400	1,218
Brazil (Federal Republic of) Global 4.25% 2025	$1,845	1,692
Brazil (Federal Republic of) Global 7.125% 2037	350	355
City of Buenos Aires Argentina 8.95% 2021[5]	1,055	1,137
Colombia (Republic of), Series B, 10.00% 2024	COP1,356,500	508
Colombia (Republic of), Series B, 6.00% 2028	2,360,300	654
Colombia (Republic of) Global 4.00% 2024	$400	403
Colombia (Republic of) Global 4.50% 2026	1,815	1,863
Colombia (Republic of) Global 6.125% 2041	425	448
Dominican Republic 9.04% 2018[5]	87	93
Dominican Republic 7.50% 2021[5]	800	876
Dominican Republic 7.50% 2021[3,5]	750	821
American Funds Insurance Series — New World Fund — Page 30 of 180

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.50% 2025[3]	$970	$975
Dominican Republic 8.625% 2027[3,5]	575	651
Dominican Republic 7.45% 2044[3]	1,125	1,187
Dominican Republic 7.45% 2044	1,100	1,160
Dominican Republic 6.85% 2045[3]	500	497
Ghana (Republic of) 7.875% 2023	4,095	3,266
Greek Government 4.75% 2019	€655	666
Greek Government 3.00%/3.65% 2023[7]	20	17
Greek Government 3.00%/3.65% 2024[7]	20	16
Greek Government 3.00%/3.65% 2025[7]	20	16
Greek Government 3.00%/3.65% 2026[7]	20	16
Greek Government 3.00%/3.65% 2027[7]	20	15
Greek Government 3.00%/3.65% 2028[7]	20	15
Greek Government 3.00%/3.65% 2029[7]	20	14
Greek Government 3.00%/3.65% 2030[7]	20	14
Greek Government 3.00%/3.65% 2031[7]	20	14
Greek Government 3.00%/3.65% 2032[7]	20	14
Greek Government 3.00%/3.65% 2033[7]	20	13
Greek Government 3.00%/3.65% 2034[7]	20	13
Greek Government 3.00%/3.65% 2035[7]	20	13
Greek Government 3.00%/3.65% 2036[7]	20	13
Greek Government 3.00%/3.65% 2037[7]	20	13
Greek Government 3.00%/3.65% 2038[7]	20	13
Greek Government 3.00%/3.65% 2039[7]	20	13
Greek Government 3.00%/3.65% 2040[7]	20	13
Greek Government 3.00%/3.65% 2041[7]	20	13
Greek Government 3.00%/3.65% 2042[7]	20	13
Hungarian Government 6.375% 2021	$1,250	1,422
India (Republic of) 8.83% 2023	INR114,800	1,840
India (Republic of) 8.40% 2024	52,100	817
India (Republic of) 8.60% 2028	1,283,200	20,469
India (Republic of) 9.20% 2030	52,300	874
Indonesia (Republic of) 4.875% 2021	$1,500	1,618
Indonesia (Republic of) 3.75% 2022	650	658
Indonesia (Republic of) 4.75% 2026[3]	1,600	1,680
Indonesia (Republic of) 5.25% 2042	550	549
Kazakhstan (Republic of) 5.125% 2025[3]	400	413
Kazakhstan (Republic of) 6.50% 2045[3]	800	833
Kenya (Republic of) 6.875% 2024	3,600	3,411
Kenya (Republic of) 6.875% 2024[3]	2,750	2,606
Kingdom of Jordan 6.125% 2026[3]	230	244
Morocco Government 4.25% 2022	1,400	1,431
Morocco Government 4.25% 2022[3]	250	256
Morocco Government 5.50% 2042	2,200	2,304
Nigeria (Republic of) 5.125% 2018[3]	225	224
Nigeria (Republic of) 6.75% 2021	500	485
Nigeria (Republic of) 6.75% 2021[3]	460	446
Nigeria (Republic of) 6.375% 2023	2,800	2,590
Nigeria (Republic of) 6.375% 2023[3]	235	217
Pakistan (Republic of) 8.25% 2025[3]	1,160	1,239
Pakistan (Republic of) 8.25% 2025	300	320
Paraguay (Republic of) 5.00% 2026[3]	500	504
Peru (Republic of) 2.75% 2026	€855	978
Peru (Republic of) 4.125% 2027	$1,570	1,652
Peru (Republic of) 6.55% 2037[5]	382	478
American Funds Insurance Series — New World Fund — Page 31 of 180

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 5.625% 2050	$130	$147
Russian Federation 8.15% 2027	RUB2,470,000	35,027
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR19,875	1,264
South Africa (Republic of), Series R-214, 6.50% 2041	41,050	1,928
Turkey (Republic of) 10.50% 2020	TRY5,250	1,922
Turkey (Republic of) 3.00% 2021[8]	376	136
Turkey (Republic of) 5.625% 2021	$1,700	1,838
Turkey (Republic of) 2.00% 2024[8]	TRY1,411	478
Turkey (Republic of) 9.00% 2024	4,250	1,450
Turkey (Republic of) 8.00% 2025	3,750	1,199
Turkey (Republic of) 6.75% 2040	$1,000	1,176
Turkey (Republic of) 6.00% 2041	650	703
Turkey (Republic of) 4.875% 2043	300	279
United Mexican States Government 2.50% 2020[8]	MXN10,891	636
United Mexican States Government 4.00% 2040[8]	4,901	301
United Mexican States Government, Series M10, 7.75% 2017	10,000	613
United Mexican States Government, Series M, 6.50% 2021	11,900	724
United Mexican States Government, Series M20, 10.00% 2024	11,000	819
United Mexican States Government, Series M, 5.75% 2026	10,000	571
United Mexican States Government Global 3.60% 2025	$1,860	1,902
United Mexican States Government Global, Series A, 4.00% 2023	1,400	1,470
Zambia (Republic of) 8.97% 2027[3,5]	3,955	3,283
		138,253
Corporate bonds & notes 0.49% Energy 0.26%
Ecopetrol SA 5.875% 2023	180	178
Ecopetrol SA 5.875% 2045	435	345
Gazprom OJSC 6.51% 2022[3]	600	629
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	600	579
Petrobras Global Finance Co. 6.85% 2115	890	616
Petróleos Mexicanos 5.50% 2021	420	436
Petróleos Mexicanos 6.375% 2021[3]	655	700
Petróleos Mexicanos 3.50% 2023	295	268
Petróleos Mexicanos 4.875% 2024	250	246
Petróleos Mexicanos 6.875% 2026[3]	1,000	1,085
Petróleos Mexicanos 6.50% 2041	250	237
Petróleos Mexicanos 5.625% 2046	1,010	852
YPF Sociedad Anónima 8.50% 2025[3]	860	843
		7,014
Financials 0.11%
BBVA Bancomer SA 6.50% 2021[3]	525	576
Export Credit Bank of Turkey 5.375% 2021[3]	590	602
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,135
VEB Finance Ltd. 6.902% 2020	600	621
		2,934
Telecommunication services 0.06%
Digicel Group Ltd. 8.25% 2020[3]	600	518
Digicel Group Ltd. 6.00% 2021[3]	750	675
Digicel Group Ltd. 7.125% 2022[3]	350	274
		1,467
American Funds Insurance Series — New World Fund — Page 32 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 0.03%	Principal amount (000)	Value (000)
Eskom Holdings Ltd. 5.75% 2021[3]	$985	$911
Industrials 0.03%
Brunswick Rail Finance Ltd. 6.50% 2017	850	331
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	215
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	335	335
		881
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	96
Total corporate bonds & notes		13,303
U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%
U.S. Treasury 0.875% 2017	$1,000	1,003
Total U.S. Treasury bonds & notes		1,003
Total bonds, notes & other debt instruments (cost: $151,595,000)		152,559
Short-term securities 13.41%
American Honda Finance Corp. 0.45% due 4/12/2016	15,000	14,999
Apple Inc. 0.42% due 4/4/2016[3]	35,000	34,999
Caterpillar Financial Services Corp. 0.41% due 4/27/2016	10,000	9,997
Federal Home Loan Bank 0.27%–0.55% due 4/13/2016–8/29/2016	186,800	186,753
Freddie Mac 0.51% due 4/26/2016	19,900	19,897
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	11,200	11,200
Liberty Street Funding Corp. 0.59% due 5/2/2016[3]	10,000	9,996
Pfizer Inc 0.51% due 5/2/2016[3]	20,000	19,994
Total Capital Canada Ltd. 0.56% due 5/16/2016[3]	20,000	19,990
Toyota Motor Credit Corp. 0.45% due 4/21/2016	25,400	25,394
Victory Receivables Corp. 0.46% due 4/12/2016[3]	8,500	8,499
Total short-term securities (cost: $361,678,000)		361,718
Total investment securities 100.17% (cost: $2,561,715,000)		2,701,577
Other assets less liabilities (0.17)%		(4,486)
Net assets 100.00%		$2,697,091
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — New World Fund — Page 33 of 180

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $12,910,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Colombian pesos	4/15/2016	Bank of America, N.A.	$298	COP946,200	$(17)
Euros	4/11/2016	HSBC Bank	$576	€525	(22)
Euros	4/15/2016	HSBC Bank	$380	€350	(18)
Euros	5/19/2016	HSBC Bank	$299	€265	(3)
Indian rupees	4/18/2016	JPMorgan Chase	$3,128	INR210,800	(45)
Japanese yen	4/8/2016	UBS AG	$554	¥63,000	(6)
Japanese yen	4/18/2016	Bank of America, N.A.	$1,345	¥153,000	(15)
South African rand	4/7/2016	UBS AG	$743	ZAR11,400	(28)
Turkish lira	4/13/2016	Citibank	$578	TRY1,700	(23)
Turkish lira	4/15/2016	Bank of America, N.A.	$656	TRY1,950	(33)
Turkish lira	4/26/2016	JPMorgan Chase	$263	TRY785	(13)
					$(223)
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $65,746,000, which represented 2.44% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,193,000, which represented 6.68% of the net assets of the fund.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Step bond; coupon rate will increase at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
RUB = Russian rubles
TRY = Turkish lira
ZAR = South African rand
American Funds Insurance Series — New World Fund — Page 34 of 180

Blue Chip Income and Growth Fund
Investment portfolio
March 31, 2016
unaudited
Common stocks 95.02% Information technology 14.04%	Shares	Value (000)
Intel Corp.	5,304,000	$171,584
Broadcom Ltd.	1,042,000	160,989
Western Union Co.	8,225,000	158,660
Texas Instruments Inc.	2,630,000	151,015
Apple Inc.	1,154,580	125,838
Oracle Corp.	2,900,000	118,639
Microsoft Corp.	1,400,000	77,322
International Business Machines Corp.	330,000	49,979
		1,014,026
Health care 13.91%
Amgen Inc.	2,694,600	404,001
Gilead Sciences, Inc.	1,600,412	147,014
Medtronic PLC	1,460,000	109,500
AbbVie Inc.	1,664,800	95,093
Bristol-Myers Squibb Co.	1,125,000	71,865
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	64,319
Novartis AG (ADR)	708,500	51,324
Abbott Laboratories	850,000	35,556
Merck & Co., Inc.	500,000	26,455
		1,005,127
Industrials 13.59%
Norfolk Southern Corp.	1,731,800	144,172
CSX Corp.	4,422,000	113,866
Union Pacific Corp.	1,408,000	112,006
General Electric Co.	2,400,000	76,296
Boeing Co.	580,000	73,625
Illinois Tool Works Inc.	650,000	66,586
General Dynamics Corp.	450,000	59,117
Caterpillar Inc.	734,000	56,180
Cummins Inc.	473,100	52,013
Rockwell Automation	450,000	51,188
United Technologies Corp.	500,000	50,050
Eaton Corp. PLC	600,000	37,536
Waste Management, Inc.	600,000	35,400
PACCAR Inc	500,000	27,345
United Parcel Service, Inc., Class B	250,000	26,368
		981,748
Telecommunication services 13.09%
Verizon Communications Inc.	7,491,339	405,132
AT&T Inc.	8,811,000	345,127
CenturyLink, Inc.	6,114,500	195,419
		945,678
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 180

unaudited
Common stocks Consumer staples 11.04%	Shares	Value (000)
Altria Group, Inc.	3,754,000	$235,226
Philip Morris International Inc.	1,000,000	98,110
Kraft Heinz Co.	1,076,666	84,583
Kimberly-Clark Corp.	500,000	67,255
Mondelez International, Inc.	1,580,000	63,389
Coca-Cola Co.	1,250,000	57,987
ConAgra Foods, Inc.	1,200,000	53,544
Tesco PLC (ADR)	6,165,000	51,108
Kellogg Co.	592,000	45,318
PepsiCo, Inc.	400,000	40,992
		797,512
Energy 8.06%
Canadian Natural Resources, Ltd.	7,677,150	207,283
Halliburton Co.	2,376,000	84,871
Noble Energy, Inc.	2,488,000	78,148
Cabot Oil & Gas Corp.	3,395,000	77,100
Exxon Mobil Corp.	839,000	70,132
Royal Dutch Shell PLC, Class B (ADR)	750,000	36,893
Apache Corp.	580,000	28,310
		582,737
Materials 4.70%
Monsanto Co.	1,001,000	87,828
Freeport-McMoRan Inc.	7,898,000	81,665
Dow Chemical Co.	850,000	43,231
Praxair, Inc.	375,000	42,919
Vale SA, Class A, preferred nominative (ADR)	12,719,337	39,684
Vale SA, ordinary nominative (ADR)	460,500	1,939
Celanese Corp., Series A	350,000	22,925
International Flavors & Fragrances Inc.	168,000	19,113
		339,304
Utilities 4.19%
Exelon Corp.	6,540,000	234,524
Southern Co.	1,000,000	51,730
Xcel Energy Inc.	250,000	10,455
NextEra Energy, Inc.	50,000	5,917
		302,626
Consumer discretionary 4.15%
Las Vegas Sands Corp.	1,548,000	80,000
General Motors Co.	2,000,000	62,860
McDonald’s Corp.	500,000	62,840
Royal Caribbean Cruises Ltd.	500,000	41,075
Wynn Resorts, Ltd.	339,900	31,757
Johnson Controls, Inc.	540,000	21,044
		299,576
Financials 3.42%
American International Group, Inc.	1,519,000	82,102
JPMorgan Chase & Co.	1,190,000	70,472
U.S. Bancorp	1,000,000	40,590
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 180

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Crown Castle International Corp.	400,000	$34,600
HSBC Holdings PLC (ADR)	618,749	19,255
		247,019
Miscellaneous 4.83%
Other common stocks in initial period of acquisition		349,038
Total common stocks (cost: $5,606,794,000)		6,864,391
Short-term securities 5.08%	Principal amount (000)
Apple Inc. 0.40% due 4/6/2016[1]	$36,500	36,498
Chevron Corp. 0.54% due 5/12/2016[1]	25,000	24,989
Ciesco LLC 0.57% due 5/20/2016	50,000	49,967
Coca-Cola Co. 0.42% due 5/27/2016[1]	25,800	25,783
Federal Home Loan Bank 0.31%–0.58% due 4/4/2016–8/29/2016	117,500	117,444
Freddie Mac 0.51% due 4/26/2016	11,800	11,798
Harvard University 0.44% due 4/13/2016	10,400	10,399
PepsiCo Inc. 0.34% due 4/6/2016[1]	25,000	24,999
Pfizer Inc 0.47%–0.48% due 5/16/2016–6/10/2016[1]	50,000	49,970
Wal-Mart Stores, Inc. 0.45% due 4/28/2016[1]	15,200	15,196
Total short-term securities (cost: $366,985,000)		367,043
Total investment securities 100.10% (cost: $5,973,779,000)		7,231,434
Other assets less liabilities (0.10)%		(7,512)
Net assets 100.00%		$7,223,922
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,435,000, which represented 2.46% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 37 of 180

Global Growth and Income Fund
Investment portfolio
March 31, 2016
unaudited
Common stocks 88.43% Information technology 12.38%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	11,495,800	$57,865
Microsoft Corp.	1,047,000	57,826
Broadcom Ltd.	140,000	21,630
Cisco Systems, Inc.	500,000	14,235
Alibaba Group Holding Ltd. (ADR)[1]	160,000	12,645
TE Connectivity Ltd.	200,000	12,384
Alphabet Inc., Class C1	9,000	6,705
Alphabet Inc., Class A1	5,000	3,814
Nintendo Co., Ltd.	60,000	8,530
Halma PLC	610,000	7,986
Vanguard International Semiconductor Corp.	5,000,000	7,814
LinkedIn Corp., Class A1	60,000	6,861
Apple Inc.	60,000	6,539
ASM Pacific Technology Ltd.	663,300	5,207
		230,041
Financials 11.70%
JPMorgan Chase & Co.	396,800	23,498
Wells Fargo & Co.	402,000	19,441
Iron Mountain Inc.	495,905	16,816
CME Group Inc., Class A	165,500	15,896
Crown Castle International Corp.	163,000	14,099
Prudential PLC	717,000	13,398
ICICI Bank Ltd. (ADR)	1,800,000	12,888
AXA SA	500,000	11,772
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	2,500,000	10,693
Fairfax Financial Holdings Ltd. (CAD denominated)	19,000	10,637
Daiwa House Industry Co., Ltd.	350,000	9,846
Banco Santander, SA (ADR)	2,000,000	8,720
First Republic Bank	130,000	8,663
Prologis, Inc.	177,000	7,820
Sun Hung Kai Properties Ltd.	630,000	7,703
Blackstone Group LP	274,250	7,693
AIA Group Ltd.	1,220,000	6,912
Itaú Unibanco Holding SA, preferred nominative (ADR)	675,000	5,798
PNC Financial Services Group, Inc.	50,000	4,229
CenterState Banks, Inc.	60,945	907
		217,429
Consumer discretionary 11.04%
McDonald’s Corp.	348,000	43,737
Home Depot, Inc.	243,000	32,423
adidas AG	123,825	14,513
ProSiebenSat.1 Media SE	259,945	13,365
Amazon.com, Inc.[1]	20,000	11,873
D.R. Horton, Inc.	350,000	10,580
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 180

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Intercontinental Hotels Group PLC	255,000	$10,515
HUGO BOSS AG	150,000	9,838
Comcast Corp., Class A	160,000	9,773
Mattel, Inc.	280,397	9,427
Maruti Suzuki India Ltd.	165,000	9,259
Barratt Developments PLC	1,100,000	8,855
Ryohin Keikaku Co., Ltd.	35,000	7,401
Liberty Global PLC, Class C1	103,008	3,869
Liberty Global PLC, Class A1	41,312	1,590
SES SA, Class A (FDR)	150,000	4,393
Daily Mail and General Trust PLC, Class A, nonvoting	380,000	3,799
		205,210
Industrials 10.89%
Airbus Group SE, non-registered shares	374,000	24,832
United Continental Holdings, Inc.[1]	400,000	23,944
Geberit AG	50,000	18,683
American Airlines Group Inc.	445,000	18,250
Boeing Co.	120,000	15,233
Lockheed Martin Corp.	55,000	12,183
Ryanair Holdings PLC (ADR)	141,375	12,133
Caterpillar Inc.	150,000	11,481
Meggitt PLC	1,901,430	11,104
Abertis Infraestructuras, SA, Class A	670,950	11,032
General Electric Co.	275,000	8,742
Deere & Co.	100,000	7,699
Wolseley PLC	125,000	7,072
Safran SA	90,000	6,296
SECOM Co., Ltd.	75,000	5,575
Cummins Inc.	30,000	3,298
Union Pacific Corp.	34,500	2,745
ASSA ABLOY AB, Class B	108,000	2,131
		202,433
Consumer staples 9.47%
British American Tobacco PLC	403,500	23,703
Philip Morris International Inc.	190,000	18,641
Procter & Gamble Co.	225,000	18,520
Walgreens Boots Alliance, Inc.	198,000	16,679
Mead Johnson Nutrition Co.	165,000	14,020
Seven & i Holdings Co., Ltd.	307,000	13,072
Imperial Brands PLC	225,000	12,484
Unilever NV, depository receipts	200,000	8,963
Alimentation Couche-Tard Inc., Class B	175,000	7,788
Kroger Co.	200,000	7,650
Pinnacle Foods Inc.	150,000	6,702
Hypermarcas SA, ordinary nominative[1]	810,000	6,335
Associated British Foods PLC	130,000	6,253
Nestlé SA	79,700	5,955
Costco Wholesale Corp.	36,606	5,768
Booker Group PLC	1,380,000	3,415
		175,948
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 180

unaudited
Common stocks Health care 8.09%	Shares	Value (000)
UnitedHealth Group Inc.	278,000	$35,834
Merck & Co., Inc.	563,900	29,836
Novartis AG	354,000	25,660
Medtronic PLC	226,000	16,950
Regeneron Pharmaceuticals, Inc.[1]	36,000	12,976
Thermo Fisher Scientific Inc.	55,000	7,788
Novo Nordisk A/S, Class B	142,500	7,729
Bayer AG	50,000	5,877
Roche Holding AG, non-registered shares, non-voting	20,000	4,923
AstraZeneca PLC	50,000	2,803
		150,376
Telecommunication services 5.38%
AT&T Inc.	610,000	23,894
Verizon Communications Inc.	274,117	14,824
Verizon Communications Inc. (CDI)	145,105	7,848
Orange	830,000	14,540
Telstra Corp. Ltd.	3,070,000	12,543
Vodafone Group PLC	2,350,000	7,466
TalkTalk Telecom Group PLC	1,728,000	5,884
Globe Telecom, Inc.	112,695	5,433
KDDI Corp.	190,000	5,075
TDC A/S	527,000	2,579
		100,086
Energy 5.27%
Chevron Corp.	237,000	22,610
ConocoPhillips	400,000	16,108
Schlumberger Ltd.	145,000	10,694
Exxon Mobil Corp.	97,000	8,108
Coal India Ltd.	1,740,000	7,671
Helmerich & Payne, Inc.	125,000	7,340
Royal Dutch Shell PLC, Class A (ADR)	130,000	6,299
Enbridge Inc. (CAD denominated)	161,171	6,274
Galp Energia, SGPS, SA, Class B	355,000	4,464
Peyto Exploration & Development Corp.	157,000	3,492
Tallgrass Energy GP, LP, Class A	150,000	2,772
WorleyParsons Ltd.	505,000	2,083
		97,915
Materials 4.89%
E.I. du Pont de Nemours and Co.	475,000	30,077
Newmont Mining Corp.	700,000	18,606
Koninklijke DSM NV	231,000	12,705
Potash Corp. of Saskatchewan Inc.	500,000	8,510
Rio Tinto PLC	265,000	7,443
Agrium Inc.	80,000	7,063
James Hardie Industries PLC (CDI)	480,000	6,572
		90,976
Utilities 4.52%
Exelon Corp.	500,000	17,930
Dominion Resources, Inc.	232,000	17,428
Enel SPA	3,334,500	14,790
Power Assets Holdings Ltd.	1,315,500	13,456
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 180

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Duke Energy Corp.	90,000	$7,261
ENN Energy Holdings Ltd.	870,000	4,772
National Grid PLC	310,000	4,396
EDP - Energias de Portugal, SA	1,100,000	3,913
		83,946
Miscellaneous 4.80%
Other common stocks in initial period of acquisition		89,180
Total common stocks (cost: $1,426,601,000)		1,643,540
Preferred securities 0.02% Consumer discretionary 0.02%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022[2]	3,402,000	432
Total preferred securities (cost: $256,000)		432
Bonds, notes & other debt instruments 0.09% U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%	Principal amount (000)
U.S. Treasury 0.875% 2017[3]	$1,600	1,604
Total bonds, notes & other debt instruments (cost: $1,603,000)		1,604
Short-term securities 12.07%
Electricité de France 0.48% due 4/1/2016[4]	24,000	24,000
Federal Home Loan Bank 0.40% due 6/1/2016	16,700	16,693
John Deere Financial Ltd. 0.44% due 4/4/2016[4]	8,500	8,500
Mizuho Bank, Ltd. 0.61% due 5/24/2016[4]	27,200	27,181
Old Line Funding, LLC 0.65% due 7/13/2016[4]	25,000	24,956
Rabobank Nederland NV 0.63% due 5/9/2016	21,100	21,090
Toronto-Dominion Holdings USA Inc. 0.49% due 5/19/2016[4]	53,000	52,969
U.S. Treasury Bills 0.45% due 9/1/2016	49,100	49,027
Total short-term securities (cost: $224,374,000)		224,416
Total investment securities 100.61% (cost: $1,652,834,000)		1,869,992
Other assets less liabilities (0.61)%		(11,319)
Net assets 100.00%		$1,858,673
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 180

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $19,614,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	4/13/2016	HSBC Bank	$585	A$795	$(24)
Australian dollars	4/15/2016	HSBC Bank	$1,753	A$2,450	(124)
British pounds	4/6/2016	Bank of America, N.A.	$8,360	£6,000	(258)
Euros	4/14/2016	Citibank	$9,172	€8,425	(419)
Japanese yen	5/11/2016	Bank of America, N.A.	$1,602	¥180,867	(6)
					$(831)
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $432,000, which represented .02% of the net assets of the fund.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $670,000, which represented .04% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $137,606,000, which represented 7.40% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
£ = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth and Income Fund — Page 42 of 180

Growth-Income Fund
Investment portfolio
March 31, 2016
unaudited
Common stocks 89.66% Health care 15.49%	Shares	Value (000)
Amgen Inc.	5,038,858	$755,476
Gilead Sciences, Inc.	4,129,700	379,354
Stryker Corp.	2,385,241	255,912
Medtronic PLC	3,170,700	237,802
Express Scripts Holding Co.[1]	3,156,383	216,812
UnitedHealth Group Inc.	1,608,696	207,361
Humana Inc.	943,600	172,632
Illumina, Inc.[1]	976,977	158,378
Merck & Co., Inc.	2,835,080	150,004
Alexion Pharmaceuticals, Inc.[1]	1,000,700	139,317
Quest Diagnostics Inc.	1,525,000	108,961
McKesson Corp.	682,000	107,244
Cardinal Health, Inc.	1,280,000	104,896
Johnson & Johnson	890,000	96,298
Hologic, Inc.[1]	2,631,300	90,780
Eli Lilly and Co.	1,106,700	79,693
Perrigo Co. PLC	605,000	77,398
Pfizer Inc.	1,995,851	59,157
Bayer AG	440,000	51,720
Novartis AG	685,150	49,665
Thermo Fisher Scientific Inc.	325,000	46,017
St. Jude Medical, Inc.	650,285	35,766
Incyte Corp.[1]	479,900	34,778
Kite Pharma, Inc.[1]	724,700	33,271
Abbott Laboratories	781,800	32,703
Endo International PLC[1]	850,006	23,928
AmerisourceBergen Corp.	180,800	15,648
Agios Pharmaceuticals, Inc.[1]	378,000	15,347
AbbVie Inc.	57,000	3,256
		3,739,574
Information technology 14.54%
Texas Instruments Inc.	10,023,959	575,576
Microsoft Corp.	8,448,727	466,623
Alphabet Inc., Class A1	339,850	259,272
Alphabet Inc., Class C1	241,532	179,929
Broadcom Ltd.	2,560,096	395,535
Oracle Corp.	6,481,901	265,175
Accenture PLC, Class A	1,654,500	190,929
Intel Corp.	5,034,600	162,869
Apple Inc.	990,000	107,900
Yahoo! Inc.[1]	2,438,000	89,743
Intuit Inc.	689,400	71,705
Tata Consultancy Services Ltd.	1,800,000	68,505
Qorvo, Inc.[1]	1,339,419	67,520
Automatic Data Processing, Inc.	747,300	67,040
American Funds Insurance Series — Growth-Income Fund — Page 43 of 180

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Alibaba Group Holding Ltd. (ADR)[1]	800,000	$63,224
VeriSign, Inc.[1]	692,200	61,287
Visa Inc., Class A	647,600	49,528
Motorola Solutions, Inc.	641,200	48,539
MercadoLibre, Inc.	402,000	47,376
NetApp, Inc.	1,471,690	40,162
IAC/InterActiveCorp	716,000	33,709
ASML Holding NV (New York registered)	308,700	30,990
ON Semiconductor Corp.[1]	2,894,900	27,762
Arista Networks, Inc.[1]	420,000	26,502
TE Connectivity Ltd.	378,405	23,431
SAP SE	239,500	19,377
Tableau Software, Inc., Class A1	388,200	17,807
Mobileye NV1	416,800	15,543
First Solar, Inc.[1]	170,000	11,640
Nintendo Co., Ltd.	75,000	10,662
Western Union Co.	400,000	7,716
Verint Systems Inc.[1]	125,924	4,203
Xura, Inc.[1]	97,000	1,908
		3,509,687
Consumer discretionary 13.34%
Amazon.com, Inc.[1]	1,177,900	699,249
Netflix, Inc.[1]	3,625,977	370,684
Home Depot, Inc.	1,743,000	232,568
Twenty-First Century Fox, Inc., Class A	7,449,000	207,678
Newell Rubbermaid Inc.	3,671,300	162,602
Comcast Corp., Class A	2,653,000	162,045
Viacom Inc., Class B	3,353,400	138,428
Carnival Corp., units	2,617,200	138,110
Royal Caribbean Cruises Ltd.	1,341,600	110,212
Las Vegas Sands Corp.	1,922,000	99,329
Charter Communications, Inc., Class A1	474,600	96,073
Time Warner Inc.	1,150,002	83,433
Starbucks Corp.	1,159,600	69,228
Toyota Motor Corp.	1,300,000	68,751
Sirius XM Holdings Inc.[1]	17,164,000	67,798
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	63,976
Priceline Group Inc.[1]	43,900	56,585
Wynn Resorts, Ltd.	597,966	55,868
Cedar Fair, LP	896,500	53,297
Johnson Controls, Inc.	1,289,306	50,244
Fiat Chrysler Automobiles NV	6,000,000	48,475
Daimler AG	372,500	28,556
Marks and Spencer Group PLC	4,879,000	28,464
Coach, Inc.	630,000	25,257
General Motors Co.	800,400	25,157
Ferrari NV1	600,000	24,920
NIKE, Inc., Class B	405,200	24,908
Scripps Networks Interactive, Inc., Class A	287,100	18,805
Kering SA	46,000	8,223
		3,218,923
American Funds Insurance Series — Growth-Income Fund — Page 44 of 180

unaudited
Common stocks Financials 8.86%	Shares	Value (000)
JPMorgan Chase & Co.	3,794,300	$224,699
Marsh & McLennan Companies, Inc.	3,426,100	208,273
State Street Corp.	3,207,900	187,726
Crown Castle International Corp.	2,024,029	175,079
Weyerhaeuser Co.[1]	4,034,541	124,990
Iron Mountain Inc.	3,487,921	118,275
Wells Fargo & Co.	2,410,900	116,591
Intercontinental Exchange, Inc.	463,533	108,995
American International Group, Inc.	1,907,000	103,073
Progressive Corp.	2,867,400	100,760
Goldman Sachs Group, Inc.	493,900	77,532
Aon PLC, Class A	725,700	75,799
BB&T Corp.	2,115,000	70,366
American Tower Corp.	496,186	50,795
Barclays PLC	20,543,750	44,259
Moody’s Corp.	447,458	43,207
Credit Suisse Group AG	2,957,692	41,864
CME Group Inc., Class A	388,400	37,306
Willis Towers Watson PLC	275,402	32,679
Bank of New York Mellon Corp.	805,000	29,648
Chubb Corp.	217,200	25,879
Citigroup Inc.	600,000	25,050
HSBC Holdings PLC (ADR)	769,270	23,940
Umpqua Holdings Corp.	1,422,300	22,558
UBS Group AG	1,343,666	21,646
Discover Financial Services	332,000	16,906
Sun Life Financial Inc.	416,200	13,427
Ameriprise Financial, Inc.	101,100	9,504
U.S. Bancorp	201,000	8,159
		2,138,985
Consumer staples 8.52%
Philip Morris International Inc.	4,578,330	449,180
Coca-Cola Co.	6,371,900	295,593
Kroger Co.	6,148,500	235,180
CVS Health Corp.	1,670,000	173,229
Procter & Gamble Co.	1,734,200	142,742
Walgreens Boots Alliance, Inc.	1,300,000	109,512
Altria Group, Inc.	1,720,000	107,775
PepsiCo, Inc.	998,419	102,318
Avon Products, Inc.	20,974,400	100,887
L’Oréal SA, bonus shares[2]	470,000	84,206
Mondelez International, Inc.	1,774,400	71,189
Asahi Group Holdings, Ltd.	2,122,000	66,123
Pernod Ricard SA	515,000	57,430
Reynolds American Inc.	940,000	47,291
Herbalife Ltd.[1]	243,300	14,978
		2,057,633
Industrials 8.00%
Union Pacific Corp.	5,217,700	415,068
General Dynamics Corp.	1,773,000	232,919
Cummins Inc.	1,072,609	117,923
Norfolk Southern Corp.	1,096,700	91,300
United Technologies Corp.	816,300	81,712
American Funds Insurance Series — Growth-Income Fund — Page 45 of 180

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Waste Management, Inc.	1,338,000	$78,942
CAE Inc.	6,800,000	78,642
Boeing Co.	601,600	76,367
Air Lease Corp., Class A	2,365,000	75,964
Nielsen Holdings PLC	1,400,600	73,756
CSX Corp.	2,850,000	73,387
Rockwell Automation	617,600	70,252
Republic Services, Inc.	1,430,000	68,139
3M Co.	352,300	58,704
Siemens AG (ADR)	391,000	41,368
Siemens AG	150,000	15,899
Safran SA	709,713	49,650
General Electric Co.	1,484,000	47,176
Waste Connections, Inc.	558,200	36,054
United Continental Holdings, Inc.[1]	553,322	33,122
Marubeni Corp.	5,400,000	27,349
Lockheed Martin Corp.	109,900	24,343
Caterpillar Inc.	240,000	18,370
IDEX Corp.	205,800	17,057
Meggitt PLC	2,680,000	15,651
Nordson Corp.	163,000	12,394
		1,931,508
Energy 7.46%
EOG Resources, Inc.	2,574,155	186,832
TOTAL SA	3,992,950	182,016
ConocoPhillips	4,354,460	175,354
Schlumberger Ltd.	2,055,000	151,556
Chevron Corp.	1,501,100	143,205
Concho Resources Inc.[1]	1,124,000	113,569
Noble Energy, Inc.	3,389,800	106,474
Enbridge Inc. (CAD denominated)	2,658,126	103,480
Halliburton Co.	2,770,700	98,969
Royal Dutch Shell PLC, Class A (ADR)	1,951,000	94,526
Canadian Natural Resources, Ltd.	3,340,000	90,344
Apache Corp.	1,670,000	81,513
Kinder Morgan, Inc.	4,108,300	73,374
Baker Hughes Inc.	1,227,600	53,806
BP PLC	10,535,560	52,984
Eni SpA	1,775,727	26,874
Veresen Inc.	2,798,201	18,895
Tullow Oil PLC[1]	6,204,000	17,545
Cabot Oil & Gas Corp.	490,000	11,128
Anadarko Petroleum Corp.	235,100	10,948
Cenovus Energy Inc. (CAD denominated)	334,700	4,355
Cobalt International Energy, Inc.[1]	593,000	1,761
		1,799,508
Materials 6.07%
Celanese Corp., Series A	4,765,300	312,127
Monsanto Co.	2,838,200	249,024
Dow Chemical Co.	4,352,900	221,388
Valspar Corp.	1,232,100	131,859
Freeport-McMoRan Inc.	11,300,000	116,842
International Flavors & Fragrances Inc.	814,900	92,711
American Funds Insurance Series — Growth-Income Fund — Page 46 of 180

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Mosaic Co.	2,903,500	$78,395
Albemarle Corp.	1,024,000	65,464
Rio Tinto PLC	2,182,000	61,283
Vale SA, Class A, preferred nominative (ADR)	14,293,800	44,597
Vale SA, Class A, preferred nominative	4,190,000	13,261
Praxair, Inc.	251,000	28,727
Koninklijke DSM NV	419,424	23,068
PolyOne Corp.	266,000	8,047
Arkema SA	107,121	8,042
Labrador Iron Ore Royalty Corp.	792,600	7,171
First Quantum Minerals Ltd.	619,100	3,261
		1,465,267
Telecommunication services 2.87%
Verizon Communications Inc.	11,305,701	611,412
AT&T Inc.	1,535,000	60,126
CenturyLink, Inc.	696,000	22,244
		693,782
Utilities 1.02%
Sempra Energy	1,649,600	171,641
Exelon Corp.	1,550,000	55,583
AES Corp.	1,631,000	19,246
		246,470
Miscellaneous 3.49%
Other common stocks in initial period of acquisition		841,865
Total common stocks (cost: $17,348,287,000)		21,643,202
Convertible stocks 0.04% Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	4,213
Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		4,780
Total convertible stocks (cost: $9,587,000)		8,993
Convertible bonds 0.19% Information technology 0.19%	Principal amount (000)
VeriSign, Inc., convertible notes, 4.297% 2037	$ 18,020	46,683
Total convertible bonds (cost: $27,669,000)		46,683
Bonds, notes & other debt instruments 1.23% U.S. Treasury bonds & notes 1.16% U.S. Treasury 1.16%
U.S. Treasury 1.625% 2026	144,780	142,801
U.S. Treasury 2.50% 2046	141,320	137,845
Total U.S. Treasury bonds & notes		280,646
American Funds Insurance Series — Growth-Income Fund — Page 47 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 0.07% Telecommunication services 0.07%	Principal amount (000)	Value (000)
Sprint Nextel Corp. 9.125% 2017	$13,000	$13,292
Sprint Nextel Corp. 11.50% 2021	3,700	3,312
Total corporate bonds & notes		16,604
Total bonds, notes & other debt instruments (cost: $300,272,000)		297,250
Short-term securities 8.27%
Alphabet Inc. 0.41% due 5/5/2016[4]	40,000	39,986
Apple Inc. 0.41%–0.43% due 4/11/2016–4/21/2016[4]	92,000	91,988
CAFCO, LLC 0.80% due 6/20/2016	58,000	57,928
Caterpillar Financial Services Corp. 0.44%–0.51% due 5/11/2016–6/15/2016	80,100	80,026
Chariot Funding, LLC 0.50% due 5/3/2016[4]	30,000	29,988
Chevron Corp. 0.47%–0.48% due 5/2/2016–6/21/2016[4]	146,800	146,706
Coca-Cola Co. 0.45%–0.50% due 4/25/2016–6/13/2016[4]	66,300	66,258
Emerson Electric Co. 0.50% due 4/6/2016[4]	68,400	68,397
ExxonMobil Corp. 0.45% due 4/4/2016	90,600	90,597
Federal Home Loan Bank 0.30%–0.41% due 4/8/2016–6/3/2016	815,800	815,649
Freddie Mac 0.27%–0.41% due 4/5/2016–6/6/2016	62,800	62,783
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	47,800	47,800
Microsoft Corp. 0.43% due 6/8/2016[4]	49,200	49,161
Paccar Financial Corp. 0.38% due 4/6/2016–4/11/2016	69,600	69,593
Pfizer Inc 0.48% due 6/10/2016[4]	26,100	26,079
Private Export Funding Corp. 0.53% due 5/2/2016[4]	60,700	60,679
U.S. Treasury Bills 0.24%–0.42% due 4/28/2016–6/16/2016	153,000	152,956
Walt Disney Co. 0.49% due 5/31/2016[4]	40,000	39,970
Total short-term securities (cost: $1,996,307,000)		1,996,544
Total investment securities 99.39% (cost: $19,682,122,000)		23,992,672
Other assets less liabilities 0.61%		146,296
Net assets 100.00%		$24,138,968
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $84,206,000, which represented .35% of the net assets of the fund.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $619,212,000, which represented 2.57% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$4,213.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 48 of 180

International Growth and Income Fund
Investment portfolio
March 31, 2016
unaudited
Common stocks 88.35% Financials 19.17%	Shares	Value (000)
Cheung Kong Property Holdings Ltd.	3,833,348	$24,683
Wharf (Holdings) Ltd.	3,626,000	19,819
Prudential PLC	1,000,824	18,701
St. James’s Place PLC	1,048,000	13,825
Siam Commercial Bank PCL	2,906,000	11,647
RioCan Real Estate Investment Trust	428,145	8,769
Barclays PLC	3,887,562	8,375
BNP Paribas SA	165,700	8,340
Japan Real Estate Investment Corp.	1,432	8,271
bank muscat (SAOG)	7,447,387	7,387
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,617,600	6,919
Jupiter Fund Management PLC	1,137,432	6,687
Banco Bilbao Vizcaya Argentaria, SA	651,122	4,328
Banco Bilbao Vizcaya Argentaria, SA (ADR)	325,528	2,123
HDFC Bank Ltd.[1]	333,000	6,306
Bank of Montreal	75,500	4,585
Mitsui Fudosan Co., Ltd.	172,000	4,291
Credit Suisse Group AG	285,610	4,043
Sampo Oyj, Class A	82,700	3,928
Bank of Ireland[2]	13,314,000	3,863
Banco Santander, SA	867,553	3,824
UBS Group AG	230,000	3,705
Bank Rakyat Indonesia (Persero) Tbk PT2	4,084,000	3,519
HSBC Holdings PLC (HKD denominated)	466,226	2,909
Land and Houses PCL, nonvoting depository receipt	11,155,000	2,838
		193,685
Consumer staples 17.36%
Philip Morris International Inc.	420,300	41,236
British American Tobacco PLC	515,700	30,293
Imperial Brands PLC	437,563	24,277
Japan Tobacco Inc.	446,600	18,611
CALBEE, Inc.	284,400	11,296
Glanbia PLC	533,000	10,881
Associated British Foods PLC	184,080	8,854
Thai Beverage PCL	13,413,900	7,116
Nestlé SA	82,000	6,127
Pernod Ricard SA	49,250	5,492
Coca-Cola Icecek AS, Class C	351,000	5,117
Marine Harvest ASA	239,116	3,684
Orion Corp.	3,000	2,398
		175,382
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 180

unaudited
Common stocks Utilities 11.41%	Shares	Value (000)
EDP - Energias de Portugal, SA	10,961,084	$38,989
SSE PLC	1,356,222	29,062
Power Assets Holdings Ltd.	1,301,000	13,308
National Grid PLC	815,498	11,563
Cheung Kong Infrastructure Holdings Ltd.	702,000	6,864
ENN Energy Holdings Ltd.	858,000	4,706
Red Eléctrica de Corporación, SA	50,400	4,376
Centrica PLC	1,005,219	3,288
Power Grid Corp. of India Ltd.	1,000,853	2,102
PT Perusahaan Gas Negara (Persero) Tbk	4,968,900	980
		115,238
Consumer discretionary 10.50%
H & M Hennes & Mauritz AB, Class B	489,320	16,316
Kering SA	88,500	15,821
Toyota Motor Corp.	218,000	11,529
GKN PLC	1,832,000	7,599
Taylor Wimpey plc	2,255,000	6,163
Daily Mail and General Trust PLC, Class A, nonvoting	543,600	5,434
Crown Resorts Ltd.	564,000	5,387
WPP PLC	221,600	5,178
L’Occitane International SA	2,840,000	5,067
Barratt Developments PLC	582,296	4,688
Galaxy Entertainment Group Ltd.	1,100,000	4,126
HUGO BOSS AG	60,500	3,968
Sands China Ltd.	972,000	3,960
Whitbread PLC	64,297	3,657
Inchcape PLC	291,000	3,024
RTL Group SA, non-registered shares	32,100	2,719
Hyundai Mobis Co., Ltd.	6,508	1,417
		106,053
Health care 8.18%
Novartis AG	429,870	31,160
Orion Oyj, Class B	429,600	14,201
GlaxoSmithKline PLC	538,000	10,910
Bayer AG	67,223	7,902
Astellas Pharma Inc.	511,000	6,795
UCB SA	85,200	6,519
Grifols, SA, Class B, preferred nonvoting, non-registered shares	332,000	5,136
		82,623
Industrials 6.77%
CK Hutchison Holdings Ltd.	1,283,348	16,659
ASSA ABLOY AB, Class B	585,700	11,558
Rolls-Royce Holdings PLC[2]	1,163,000	11,392
Airbus Group SE, non-registered shares	104,000	6,905
Jardine Matheson Holdings Ltd.	94,200	5,377
VINCI SA	57,500	4,284
Deutsche Post AG	141,000	3,918
Bunzl PLC	122,752	3,566
AA PLC	799,000	3,039
Abertis Infraestructuras, SA, Class A	103,640	1,704
		68,402
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 180

unaudited
Common stocks Energy 4.83%	Shares	Value (000)
Royal Dutch Shell PLC, Class A (GBP denominated)	731,886	$17,702
Peyto Exploration & Development Corp.	330,000	7,341
Suncor Energy Inc.	255,987	7,129
Veresen Inc.	922,000	6,226
BP PLC	1,169,200	5,880
Canadian Natural Resources, Ltd.	168,000	4,544
		48,822
Telecommunication services 4.17%
Advanced Info Service PCL	1,880,000	9,726
MTN Group Ltd.	917,000	8,397
China Mobile Ltd.	700,000	7,801
TeliaSonera AB	1,179,500	6,127
Intouch Holdings PCL	1,983,000	3,593
Bharti Infratel Ltd.	620,000	3,576
Mobile TeleSystems OJSC (ADR)	362,500	2,933
		42,153
Materials 2.98%
Fortescue Metals Group Ltd.	6,300,000	12,315
HeidelbergCement AG	69,800	5,977
Amcor Ltd.	337,400	3,711
Rio Tinto PLC	115,000	3,230
Vale SA, Class A, preferred nominative (ADR)	814,185	2,540
BASF SE	31,200	2,354
		30,127
Information technology 2.52%
Quanta Computer Inc.	4,352,000	7,599
Delta Electronics, Inc.	1,453,266	6,412
Rightmove PLC	66,200	4,004
Taiwan Semiconductor Manufacturing Co., Ltd.	750,000	3,775
ASML Holding NV	35,700	3,627
		25,417
Miscellaneous 0.46%
Other common stocks in initial period of acquisition		4,630
Total common stocks (cost: $937,562,000)		892,532
Convertible bonds 0.25% Financials 0.25%	Principal amount (000)
bank muscat (SAOG), convertible notes, 3.50% 2018	OMR1,003	240
Bank of Ireland, convertible notes, 10.00% 2016	€1,950	2,277
Total convertible bonds (cost: $2,812,000)		2,517
Bonds, notes & other debt instruments 2.05% Corporate bonds & notes 1.27% Materials 0.93%
First Quantum Minerals Ltd. 6.75% 2020[3]	$2,349	1,621
FMG Resources 9.75% 2022[3]	7,750	7,769
		9,390
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.34%	Principal amount (000)	Value (000)
Repsol, SA 3.875% (undated)	€1,700	$1,711
Repsol, SA 4.50% 2075	1,800	1,699
		3,410
Total corporate bonds & notes		12,800
Bonds & notes of governments & government agencies outside the U.S. 0.77%
Colombia (Republic of), Series B, 5.00% 2018	COP6,950,000	2,213
Hungarian Government, Series 20/A, 7.50% 2020	HUF118,480	535
India (Republic of) 8.60% 2028	INR315,400	5,031
		7,779
U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%
U.S. Treasury 0.50% 2016	$120	120
Total U.S. Treasury bonds & notes		120
Total bonds, notes & other debt instruments (cost: $20,786,000)		20,699
Short-term securities 8.43%
Apple Inc. 0.32% due 4/12/2016[3]	11,800	11,799
Federal Home Loan Bank 0.33%–0.52% due 4/1/2016–4/13/2016	28,600	28,599
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	19,700	19,700
National Rural Utilities Cooperative Finance Corp. 0.37% due 4/19/2016	6,100	6,099
Sumitomo Mitsui Banking Corp. 0.61% due 6/1/2016[3]	10,000	9,992
Toronto-Dominion Holdings USA Inc. 0.56% due 4/8/2016[3]	9,000	8,999
Total short-term securities (cost: $85,185,000)		85,188
Total investment securities 99.08% (cost: $1,046,345,000)		1,000,936
Other assets less liabilities 0.92%		9,267
Net assets 100.00%		$1,010,203
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,306,000, which represented .62% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,180,000, which represented 3.98% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
COP = Colombian pesos
€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
HUF = Hungarian forints
INR = Indian rupees
OMR = Omani rials
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 180

Capital Income Builder®
Investment portfolio
March 31, 2016
unaudited
Common stocks 80.38% Consumer staples 16.29%	Shares	Value (000)
Philip Morris International Inc.	126,875	$12,448
Altria Group, Inc.	104,810	6,567
Coca-Cola Co.	135,745	6,297
Unilever PLC	92,010	4,166
Japan Tobacco Inc.	84,300	3,513
Imperial Brands PLC	55,300	3,068
Procter & Gamble Co.	32,300	2,659
Tate & Lyle PLC	213,900	1,776
Reynolds American Inc.	32,740	1,647
Diageo PLC	58,100	1,570
Nestlé SA	17,464	1,305
British American Tobacco PLC	16,800	987
		46,003
Financials 12.41%
Sampo Oyj, Class A	109,402	5,196
Swedbank AB, Class A1	187,792	4,046
Iron Mountain Inc.	108,595	3,683
CME Group Inc., Class A	33,995	3,265
Mercury General Corp.	56,810	3,153
Wells Fargo & Co.	37,600	1,818
Svenska Handelsbanken AB, Class A	131,953	1,679
Arthur J. Gallagher & Co.	35,500	1,579
Crown Castle International Corp.	17,300	1,496
Aberdeen Asset Management PLC	367,800	1,465
BB&T Corp.	41,180	1,370
Bank of China Ltd., Class H	3,121,000	1,296
People’s United Financial, Inc.	75,950	1,210
Skandinaviska Enskilda Banken AB, Class A	114,749	1,096
Umpqua Holdings Corp.	66,200	1,050
HSBC Holdings PLC (GBP denominated)	142,620	889
Henderson Group PLC	200,200	743
		35,034
Utilities 9.64%
SSE PLC	308,763	6,617
National Grid PLC	387,340	5,492
Duke Energy Corp.	39,600	3,195
Infratil Ltd.	881,038	1,997
Cheung Kong Infrastructure Holdings Ltd.	201,000	1,965
CMS Energy Corp.	44,700	1,897
Power Assets Holdings Ltd.	182,500	1,867
Red Eléctrica de Corporación, SA	20,257	1,759
EDP - Energias de Portugal, SA	429,846	1,529
Glow Energy PCL	345,300	903
		27,221
American Funds Insurance Series — Capital Income Builder — Page 53 of 180

unaudited
Common stocks Telecommunication services 8.60%	Shares	Value (000)
Verizon Communications Inc.	175,151	$9,472
HKT Trust and HKT Ltd., units	2,575,340	3,546
Singapore Telecommunications Ltd.	1,100,000	3,118
Vodafone Group PLC	912,100	2,898
NTT DoCoMo, Inc.	82,600	1,873
AT&T Inc.	33,880	1,327
freenet AG	39,804	1,191
TeliaSonera AB	98,983	514
TDC A/S	45,013	220
CenturyLink, Inc.	3,765	120
		24,279
Health care 7.00%
AstraZeneca PLC	90,850	5,092
AstraZeneca PLC (ADR)	87,480	2,463
Pfizer Inc.	214,880	6,369
GlaxoSmithKline PLC	189,700	3,847
Roche Holding AG, non-registered shares, non-voting	4,716	1,161
Novartis AG	11,465	831
		19,763
Information technology 6.73%
International Business Machines Corp.	22,550	3,415
Xilinx, Inc.	60,640	2,876
Texas Instruments Inc.	42,530	2,442
VTech Holdings Ltd.	202,700	2,407
Paychex, Inc.	40,310	2,177
Microsoft Corp.	39,020	2,155
Taiwan Semiconductor Manufacturing Co., Ltd.	358,000	1,802
Ricoh Co., Ltd.	171,000	1,741
		19,015
Consumer discretionary 5.78%
Greene King PLC	243,020	3,042
Las Vegas Sands Corp.	50,600	2,615
Gannett Co., Inc.	171,840	2,602
SES SA, Class A (FDR)	51,611	1,511
Viacom Inc., Class B	36,300	1,499
ProSiebenSat.1 Media SE	25,133	1,292
Marks and Spencer Group PLC	217,900	1,271
BCA Marketplace PLC	460,000	1,206
Modern Times Group MTG AB, Class B	35,157	1,053
Fielmann AG	2,981	226
		16,317
Industrials 4.96%
BAE Systems PLC	464,600	3,396
Lockheed Martin Corp.	13,755	3,047
Covanta Holding Corp.	86,653	1,461
Siemens AG	10,064	1,067
MTR Corp. Ltd.	213,000	1,054
Sydney Airport, units	200,394	1,028
Edenred SA	50,343	978
Air New Zealand Ltd.	401,380	793
American Funds Insurance Series — Capital Income Builder — Page 54 of 180

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Boeing Co.	5,300	$673
AA PLC	133,500	508
		14,005
Energy 4.91%
Exxon Mobil Corp.	52,400	4,380
Helmerich & Payne, Inc.	55,700	3,271
Royal Dutch Shell PLC, Class B	103,460	2,526
Occidental Petroleum Corp.	20,600	1,410
Enbridge Inc. (CAD denominated)	32,470	1,264
Chevron Corp.	6,500	620
Eni SpA	26,766	405
		13,876
Materials 2.47%
Amcor Ltd.	180,967	1,991
Givaudan SA	856	1,679
Dow Chemical Co.	32,115	1,633
Nucor Corp.	27,130	1,283
Potash Corp. of Saskatchewan Inc. (CAD denominated)	22,900	390
		6,976
Miscellaneous 1.59%
Other common stocks in initial period of acquisition		4,501
Total common stocks (cost: $225,415,000)		226,990
Convertible stocks 0.34% Financials 0.34%
American Tower Corp., Series B, 5.5% depository share, convertible preferred 2018	9,400	970
Total convertible stocks (cost: $942,000)		970
Bonds, notes & other debt instruments 15.19% U.S. Treasury bonds & notes 5.59% U.S. Treasury 5.04%	Principal amount (000)
U.S. Treasury 1.25% 2020	$600	604
U.S. Treasury 1.375% 2020	250	252
U.S. Treasury 1.375% 2021	250	252
U.S. Treasury 2.25% 2021	2,695	2,827
U.S. Treasury 8.00% 2021	5,050	6,874
U.S. Treasury 2.00% 2025	1,100	1,122
U.S. Treasury 2.875% 2045	600	632
U.S. Treasury 3.00% 2045	1,367	1,475
U.S. Treasury 3.00% 2045	180	195
		14,233
U.S. Treasury inflation-protected securities 0.55%
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	1,099	1,124
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	399	417
		1,541
Total U.S. Treasury bonds & notes		15,774
American Funds Insurance Series — Capital Income Builder — Page 55 of 180

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations 5.51%	Principal amount (000)	Value (000)
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-1-A, 5.543% 2049[3,4]	$127	$131
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A-1-A,5.361% 2051[4]	80	83
Citigroup Commercial Mortgage Trust, Series 2008-C-7, Class A-1-A, 6.051% 2049[3,4]	379	395
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[4]	57	57
Freddie Mac 3.50% 2035[4]	1,985	2,094
Government National Mortgage Assn. 4.00% 2045[4]	4,746	5,082
Government National Mortgage Assn. 4.50% 2045[4]	977	1,050
Government National Mortgage Assn. 4.50% 2045[4]	811	871
Government National Mortgage Assn. 4.50% 2045[4]	736	790
Government National Mortgage Assn. 4.50% 2045[4]	462	497
Government National Mortgage Assn. 4.50% 2045[4]	356	383
Government National Mortgage Assn. 5.00% 2045[4]	149	165
Government National Mortgage Assn. 5.00% 2045[4]	99	110
Government National Mortgage Assn. 5.616% 2059[4]	151	155
Government National Mortgage Assn. 4.81% 2060[4]	131	137
Government National Mortgage Assn. 5.46% 2060[4]	120	128
Government National Mortgage Assn. 4.664% 2061[4]	198	208
Government National Mortgage Assn. 4.797% 2061[4]	171	178
Government National Mortgage Assn. 6.856% 2061[4]	55	59
Government National Mortgage Assn. 4.559% 2062[4]	57	62
Government National Mortgage Assn. 4.625% 2062[4]	430	458
Government National Mortgage Assn. 4.356% 2063[4]	137	148
Government National Mortgage Assn. 4.491% 2063[4]	58	64
Government National Mortgage Assn. 4.549% 2063[4]	178	194
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[3,4]	1,409	1,433
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-1-A, 5.682% 2045[3,4]	89	93
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044[4]	384	392
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A-1-A, 5.422% 2044[3,4]	150	153
		15,570
Corporate bonds & notes 3.22% Financials 1.15%
AvalonBay Communities, Inc. 6.10% 2020	100	115
Bank of America Corp. 5.625% 2020	300	338
BB&T Corp. 6.85% 2019	100	115
Berkshire Hathaway Inc. 4.25% 2021	100	111
BNP Paribas 5.00% 2021	100	112
Developers Diversified Realty Corp. 7.875% 2020	200	241
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	343
Hospitality Properties Trust 4.25% 2021	200	203
JPMorgan Chase & Co. 6.30% 2019	200	226
JPMorgan Chase & Co. 4.25% 2020	300	325
Kimco Realty Corp. 6.875% 2019	100	115
Morgan Stanley 7.30% 2019	200	230
Morgan Stanley 5.50% 2020	300	338
Wells Fargo & Co. 5.625% 2017	100	107
Wells Fargo & Co. 4.60% 2021	300	333
		3,252
Consumer discretionary 0.51%
Comcast Corp. 5.15% 2020	100	113
Ford Motor Credit Co. 8.125% 2020	300	357
General Motors Financial Co. 4.375% 2021	300	311
Johnson Controls, Inc. 5.00% 2020	200	218
American Funds Insurance Series — Capital Income Builder — Page 56 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Time Warner Inc. 4.75% 2021	$200	$221
Viacom Inc. 5.625% 2019	200	219
		1,439
Energy 0.42%
Anadarko Petroleum Corp. 4.85% 2021	270	275
Enbridge Energy Partners, LP 4.375% 2020	320	313
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	103
EnLink Midstream Partners, LP 4.40% 2024	100	80
Enterprise Products Operating LLC 6.50% 2019	100	110
Kinder Morgan Energy Partners, LP 5.30% 2020	200	209
Williams Partners LP 4.125% 2020	100	91
		1,181
Health care 0.35%
Amerisource Bergen 4.875% 2019	100	110
Becton, Dickinson and Co. 5.00% 2019	100	109
Boston Scientific Corp. 6.00% 2020	200	226
McKesson Corp. 7.50% 2019	100	115
Medtronic, Inc. 4.125% 2021	200	221
Thermo Fisher Scientific Inc. 4.70% 2020	200	218
		999
Consumer staples 0.21%
Altria Group, Inc. 9.25% 2019	200	248
Kraft Foods Inc. 6.125% 2018	100	110
Reynolds American Inc. 6.875% 2020	200	236
		594
Utilities 0.20%
Entergy Corp. 5.125% 2020	200	220
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	115
NV Energy, Inc 6.25% 2020	100	115
Progress Energy, Inc. 7.05% 2019	100	114
		564
Telecommunication services 0.16%
Verizon Communications Inc. 5.50% 2018	100	107
Verizon Communications Inc. 4.50% 2020	300	332
		439
Industrials 0.10%
Caterpillar Financial Services Corp. 7.15% 2019	100	116
General Electric Capital Corp. 5.50% 2020	150	172
		288
Information technology 0.08%
Microsoft Corp. 4.00% 2021	200	224
Materials 0.04%
BHP Billiton Finance (USA) Ltd. 6.50% 2019	100	112
Total corporate bonds & notes		9,092
American Funds Insurance Series — Capital Income Builder — Page 57 of 180

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 0.87%	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[4]	$36	$36
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[4,5]	78	78
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[4,5]	63	63
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,5]	182	182
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[4,5]	68	68
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[4]	250	251
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[4]	1,165	1,168
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[4]	500	499
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[4]	125	125
		2,470
Total bonds, notes & other debt instruments (cost: $42,247,000)		42,906
Short-term securities 3.68%
Emerson Electric Co. 0.39% due 4/7/2016[5]	4,400	4,400
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	3,000	3,000
John Deere Financial Ltd. 0.41% due 4/28/2016[5]	3,000	2,999
Total short-term securities (cost: $10,399,000)		10,399
Total investment securities 99.59% (cost: $279,003,000)		281,265
Other assets less liabilities 0.41%		1,154
Net assets 100.00%		$282,419
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,790,000, which represented 2.76% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
American Funds Insurance Series — Capital Income Builder — Page 58 of 180

Asset Allocation Fund
Investment portfolio
March 31, 2016
unaudited
Common stocks 63.98% Information technology 15.63%	Shares	Value (000)
Microsoft Corp.	12,050,000	$665,521
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,200,000	398,240
VeriSign, Inc.[1]	3,000,000	265,620
Intuit Inc.	2,513,000	261,377
ASML Holding NV (New York registered)	2,500,000	250,975
Intel Corp.	6,600,000	213,510
Broadcom Ltd.	1,309,600	202,333
Texas Instruments Inc.	2,944,000	169,044
AAC Technologies Holdings Inc.	18,000,000	137,599
Apple Inc.	1,000,000	108,990
Visa Inc., Class A	1,072,000	81,987
Alphabet Inc., Class A1	65,000	49,588
TE Connectivity Ltd.	800,000	49,536
Amphenol Corp., Class A	825,000	47,702
Analog Devices, Inc.	625,000	36,994
		2,939,016
Consumer discretionary 8.53%
Comcast Corp., Class A	5,773,000	352,615
Home Depot, Inc.	1,800,000	240,174
Amazon.com, Inc.[1]	343,000	203,619
Twenty-First Century Fox, Inc., Class A	6,650,000	185,402
VF Corp.	2,730,000	176,795
Newell Rubbermaid Inc.	3,300,000	146,157
General Motors Co.	3,500,000	110,005
Naspers Ltd., Class N	330,000	46,068
CBS Corp., Class B	785,500	43,273
Starbucks Corp.	665,000	39,700
Domino’s Pizza, Inc.	275,000	36,261
Target Corp.	250,000	20,570
Cooper-Standard Holdings Inc.[1,2,3]	62,276	4,250
		1,604,889
Financials 7.65%
JPMorgan Chase & Co.	6,718,000	397,840
Chubb Corp.	2,455,000	292,513
First Republic Bank	2,700,000	179,928
PNC Financial Services Group, Inc.	1,475,000	124,741
Citigroup Inc.	2,750,000	114,812
Capital One Financial Corp.	1,083,200	75,077
Bank of America Corp.	5,000,000	67,600
American Tower Corp.	475,000	48,626
Goldman Sachs Group, Inc.	250,000	39,245
East West Bancorp, Inc.	1,030,000	33,454
Arch Capital Group Ltd.[1]	425,000	30,218
American Funds Insurance Series — Asset Allocation Fund — Page 59 of 180

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Berkshire Hathaway Inc., Class A1	84	$17,930
Moody’s Corp.	165,798	16,009
		1,437,993
Health care 7.34%
UnitedHealth Group Inc.	2,417,000	311,551
Humana Inc.	1,410,000	257,959
Merck & Co., Inc.	4,456,000	235,767
Express Scripts Holding Co.[1]	2,950,000	202,636
Johnson & Johnson	1,600,000	173,120
Pfizer Inc.	2,500,000	74,100
Incyte Corp.[1]	1,000,000	72,470
Aetna Inc.	460,000	51,681
Rotech Healthcare Inc.[1,3]	184,138	1,383
		1,380,667
Industrials 5.42%
Lockheed Martin Corp.	1,462,000	323,833
Boeing Co.	1,633,440	207,349
Nielsen Holdings PLC	3,000,000	157,980
General Electric Co.	3,500,000	111,265
TransDigm Group Inc.[1]	383,000	84,390
Waste Connections, Inc.	825,000	53,287
ASSA ABLOY AB, Class B	2,100,000	41,440
Raytheon Co.	265,000	32,497
Rockwell Collins, Inc.	61,000	5,625
CEVA Group PLC[1,2,3]	6,142	2,611
Atrium Corp.[1,2,3]	535	1
		1,020,278
Energy 4.93%
Noble Energy, Inc.	7,100,000	223,011
Weatherford International PLC[1]	22,025,000	171,354
Chevron Corp.	1,625,000	155,025
Royal Dutch Shell PLC, Class B (ADR)	1,750,000	86,083
ConocoPhillips	1,965,000	79,131
Schlumberger Ltd.	948,200	69,930
Tallgrass Energy GP, LP, Class A	3,100,000	57,288
Concho Resources Inc.[1]	430,000	43,447
Exxon Mobil Corp.	385,000	32,182
Enbridge Inc.	275,000	10,700
		928,151
Materials 4.76%
E.I. du Pont de Nemours and Co.	5,640,000	357,125
LyondellBasell Industries NV	2,000,000	171,160
FMC Corp.	3,350,000	135,239
Dow Chemical Co.	2,500,000	127,150
Nucor Corp.	1,500,000	70,950
Ecolab Inc.	290,000	32,341
Warrior Met Coal, LLC, Class B1,2,3	11,764	941
		894,906
American Funds Insurance Series — Asset Allocation Fund — Page 60 of 180

unaudited
Common stocks Consumer staples 4.21%	Shares	Value (000)
Philip Morris International Inc.	4,882,000	$478,973
Kroger Co.	2,390,000	91,417
Coca-Cola Co.	1,508,000	69,956
Reynolds American Inc.	1,200,000	60,372
CVS Health Corp.	475,000	49,272
Procter & Gamble Co.	515,000	42,390
		792,380
Telecommunication services 1.06%
AT&T Inc.	2,660,000	104,192
Verizon Communications Inc.	1,443,000	78,038
Zayo Group Holdings, Inc.[1]	711,721	17,252
		199,482
Utilities 0.66%
Dominion Resources, Inc.	1,450,000	108,924
Exelon Corp.	435,000	15,599
		124,523
Miscellaneous 3.79%
Other common stocks in initial period of acquisition		712,297
Total common stocks (cost: $9,434,571,000)		12,034,582
Convertible stocks 0.03% Industrials 0.03%
CEVA Group PLC, Series A-1, 3.628% convertible preferred[3,4]	6,267	3,603
CEVA Group PLC, Series A-2, 2.628% convertible preferred[3,4]	5,998	2,550
Total convertible stocks (cost: $15,028,000)		6,153
Bonds, notes & other debt instruments 25.37% U.S. Treasury bonds & notes 12.24% U.S. Treasury 10.06%	Principal amount (000)
U.S. Treasury 1.50% 2016[5]	$100,000	100,305
U.S. Treasury 7.25% 2016	2,000	2,017
U.S. Treasury 0.625% 2017	125,000	124,905
U.S. Treasury 1.00% 2017	10,000	10,049
U.S. Treasury 0.625% 2018	153,000	152,559
U.S. Treasury 0.75% 2018	20,002	20,006
U.S. Treasury 1.125% 2018	5,000	5,040
U.S. Treasury 3.50% 2018	20,000	21,038
U.S. Treasury 1.00% 2019	15,000	15,063
U.S. Treasury 1.50% 2019	400,000	407,372
U.S. Treasury 1.50% 2019	59,000	60,018
U.S. Treasury 1.625% 2019	30,000	30,670
U.S. Treasury 1.75% 2019	21,000	21,554
U.S. Treasury 1.25% 2020	327,000	329,397
U.S. Treasury 1.25% 2020	48,000	48,335
U.S. Treasury 1.375% 2020	8,500	8,596
U.S. Treasury 1.625% 2020	125,000	127,529
U.S. Treasury 1.125% 2021	22,000	21,922
U.S. Treasury 1.375% 2021	79,500	80,108
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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2024	$8,000	$8,346
U.S. Treasury 2.375% 2024	70,000	73,764
U.S. Treasury 2.00% 2025	62,000	63,227
U.S. Treasury 1.625% 2026	82,000	80,879
U.S. Treasury 4.75% 2041	15,000	21,313
U.S. Treasury 3.125% 2043	17,500	19,389
U.S. Treasury 3.375% 2044	7,000	8,117
U.S. Treasury 2.50% 2045	9,000	8,779
U.S. Treasury 2.50% 2046	22,000	21,459
		1,891,756
U.S. Treasury inflation-protected securities 2.18%
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	178,694	186,342
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	14,985	15,329
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	18,022	17,544
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	129,934	145,919
U.S. Treasury Inflation-Protected Security 1.00% 2046[6]	42,873	44,818
		409,952
Total U.S. Treasury bonds & notes		2,301,708
Corporate bonds & notes 8.25% Financials 1.51%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,369
ACE INA Holdings Inc. 2.875% 2022	3,850	3,977
ACE INA Holdings Inc. 3.15% 2025	3,255	3,353
ACE INA Holdings Inc. 3.35% 2026	850	888
American Campus Communities, Inc. 3.35% 2020	765	782
American Campus Communities, Inc. 3.75% 2023	2,000	2,027
American Campus Communities, Inc. 4.125% 2024	2,835	2,925
American International Group, Inc. 3.875% 2035	3,000	2,689
Bank of America Corp. 2.625% 2020	4,000	4,034
Bank of America Corp. 3.875% 2025	8,500	8,861
Bank of America Corp. 4.45% 2026	1,865	1,930
Barclays Bank PLC 3.65% 2025	3,960	3,722
BB&T Corp. 2.45% 2020	6,000	6,109
Berkshire Hathaway Inc. 2.75% 2023	2,615	2,670
BPCE SA group 2.65% 2021	2,000	2,020
BPCE SA group 5.70% 2023[2]	3,000	3,188
BPCE SA group 4.625% 2024[2]	2,400	2,354
Brandywine Operating Partnership, LP 3.95% 2023	380	378
CIT Group Inc. 3.875% 2019	12,735	12,735
Citigroup Inc. 2.70% 2021	4,805	4,848
Citigroup Inc. 3.70% 2026	5,000	5,144
Communications Sales & Leasing, Inc. 6.00% 2023[2]	5,200	5,070
Communications Sales & Leasing, Inc. 8.25% 2023	3,902	3,639
Corporate Office Properties LP 5.25% 2024	3,595	3,708
Corporate Office Properties LP 5.00% 2025	1,770	1,789
Credit Agricole SA 4.375% 2025[2]	1,620	1,591
Credit Suisse Group AG 1.70% 2018	4,000	3,984
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045	2,000	1,913
Crescent Resources 10.25% 2017[2]	3,700	3,677
DDR Corp. 3.625% 2025	1,135	1,101
Developers Diversified Realty Corp. 7.50% 2017	4,160	4,383
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Essex Portfolio L.P. 3.875% 2024	$2,115	$2,188
Essex Portfolio L.P. 3.50% 2025	4,420	4,429
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,067
Goldman Sachs Group, Inc. 3.85% 2024	3,000	3,106
Goldman Sachs Group, Inc. 4.75% 2045	2,810	2,950
Hospitality Properties Trust 6.70% 2018	6,540	6,871
HSBC Holdings PLC 3.40% 2021	3,000	3,064
HSBC Holdings PLC 4.25% 2024	3,000	3,037
Icahn Enterprises Finance Corp. 3.50% 2017	6,525	6,525
Intercontinentalexchange, Inc. 2.50% 2018	7,000	7,139
Intercontinentalexchange, Inc. 3.75% 2025	2,470	2,521
Intesa Sanpaolo SpA 5.017% 2024[2]	5,730	5,377
iStar Financial Inc. 4.00% 2017	12,525	12,306
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,432
JPMorgan Chase & Co. 1.35% 2017	1,515	1,518
JPMorgan Chase & Co. 3.25% 2022	3,000	3,132
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,216
Kimco Realty Corp. 6.875% 2019	2,375	2,737
Kimco Realty Corp. 3.40% 2022	1,570	1,603
Kimco Realty Corp. 3.125% 2023	2,820	2,797
Lloyds Banking Group PLC 2.30% 2018	1,810	1,826
Lloyds Banking Group PLC 4.50% 2024	6,000	6,041
MetLife Global Funding I 2.50% 2020[2]	8,000	8,140
MetLife, Inc. 4.05% 2045	2,760	2,618
Morgan Stanley 4.00% 2025	1,050	1,101
Morgan Stanley 4.30% 2045	2,695	2,724
Nordea Bank AB 2.50% 2020[2]	4,450	4,510
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,464
PNC Financial Services Group, Inc. 3.90% 2024	6,000	6,324
Prologis, Inc. 3.75% 2025	1,425	1,490
Prudential Financial, Inc. 3.50% 2024	4,000	4,074
QBE Insurance Group Ltd. 2.40% 2018[2]	5,000	5,021
Rabobank Nederland 4.375% 2025	4,500	4,662
Realogy Corp. 4.50% 2019[2]	8,425	8,688
Realogy Corp. 5.25% 2021[2]	1,500	1,556
Realogy Corp., Barclays PLC LOC, 4.40% 2016[7,8,9]	375	370
Scentre Group 3.25% 2025[2]	2,870	2,820
Scentre Group 3.50% 2025[2]	3,970	4,000
UBS Group AG 4.125% 2025[2]	2,750	2,760
US Bancorp. 3.70% 2024	7,000	7,610
WEA Finance LLC 3.25% 2020[2]	3,530	3,611
Wells Fargo & Co. 2.55% 2020	2,175	2,216
Wells Fargo & Co. 2.50% 2021	7,500	7,604
Wells Fargo & Co. 4.90% 2045	5,000	5,376
		284,479
Health care 1.38%
AbbVie Inc. 3.20% 2022	1,670	1,730
Actavis Funding SCS 3.45% 2022	4,150	4,316
Actavis Funding SCS 3.85% 2024	5,000	5,252
Actavis Funding SCS 4.75% 2045	2,000	2,127
Amgen Inc. 2.70% 2022	3,400	3,471
AstraZeneca PLC 3.375% 2025	7,390	7,668
Baxalta Inc. 2.875% 2020[2]	5,405	5,403
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bayer AG 2.375% 2019[2]	$2,750	$2,837
Biogen Inc. 3.625% 2022	2,810	2,977
Boston Scientific Corp. 3.85% 2025	8,000	8,315
Celgene Corp. 3.625% 2024	3,000	3,107
Celgene Corp. 4.625% 2044	285	292
Centene Corp. 5.625% 2021[2]	1,450	1,515
Centene Corp. 4.75% 2022	6,960	7,064
Centene Corp. 6.125% 2024[2]	800	844
Concordia Healthcare Corp. 7.00% 2023[2]	685	591
ConvaTec Finance International SA 8.25% 2019[2,10]	5,325	5,295
DaVita HealthCare Partners Inc. 5.00% 2025	3,800	3,771
DJO Finance LLC 10.75% 2020[2]	2,835	2,314
DJO Finco Inc. 8.125% 2021[2]	9,415	8,379
EMD Finance LLC 3.25% 2025[2]	8,000	8,002
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[2]	2,825	2,684
Gilead Sciences, Inc. 3.05% 2016	4,300	4,359
HCA Inc. 3.75% 2019	2,515	2,583
HCA Inc. 5.25% 2026	1,250	1,284
Healthsouth Corp. 5.75% 2024	1,800	1,832
Healthsouth Corp. 5.75% 2025	2,535	2,574
inVentiv Health Inc. 9.00% 2018[2]	7,070	7,335
inVentiv Health Inc. 10.00% 2018[2,10]	12,738	12,929
inVentiv Health Inc. 10.00% 2018	4,776	4,603
inVentiv Health Inc. 10.00% 2018	3,010	2,999
inVentiv Health Inc., Term Loan B4, 7.75% 2018[7,8,9]	1,875	1,873
Johnson & Johnson 2.45% 2026	1,285	1,293
Kindred Healthcare, Inc. 8.00% 2020	1,225	1,222
Kinetic Concepts, Inc. 10.50% 2018	18,450	18,588
Kinetic Concepts, Inc. 12.50% 2019	9,055	7,906
Laboratory Corporation of America Holdings 3.20% 2022	2,665	2,707
Mallinckrodt PLC 4.875% 2020[2]	4,565	4,300
Mallinckrodt PLC 5.75% 2022[2]	1,645	1,524
McKesson Corp. 3.796% 2024	3,500	3,660
Medtronic, Inc. 4.375% 2035	2,710	2,940
Medtronic, Inc. 4.625% 2045	2,885	3,231
Molina Healthcare, Inc. 5.375% 2022[2]	2,650	2,736
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	3,849	3,551
Quintiles Transnational Corp. 4.875% 2023[2]	1,625	1,669
Roche Holdings, Inc. 2.875% 2021[2]	8,000	8,398
Roche Holdings, Inc. 3.00% 2025[2]	6,000	6,222
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,7,8,9,10]	5,865	5,434
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[3,7,8,9]	3,022	3,007
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[3,7,8,9]	2,400	2,388
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,290	3,389
Tenet Healthcare Corp., First Lien, 6.00% 2020	4,955	5,302
Tenet Healthcare Corp., First Lien, 4.50% 2021	5,975	6,035
Thermo Fisher Scientific Inc. 2.40% 2019	4,000	4,053
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,113
UnitedHealth Group Inc. 3.35% 2022	4,355	4,635
VPI Escrow Corp. 6.75% 2018[2]	5,425	4,950
VPI Escrow Corp. 6.375% 2020[2]	10,455	8,730
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
VRX Escrow Corp. 6.125% 2025[2]	$3,100	$2,395
Zimmer Holdings, Inc. 3.15% 2022	6,015	6,115
		258,818
Energy 1.32%
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	5,065	912
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	1,475	66
American Energy (Permian Basin) 7.125% 2020[2]	1,450	442
American Energy (Permian Basin) 7.375% 2021[2]	1,325	411
Anadarko Petroleum Corp. 4.85% 2021	3,455	3,523
APT Pipelines Ltd. 4.20% 2025[2]	7,000	6,844
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,093
Cenovus Energy Inc. 3.80% 2023	3,970	3,574
Chesapeake Energy Corp. 4.875% 2022	2,000	680
Chevron Corp. 3.326% 2025	1,165	1,201
ConocoPhillips 4.20% 2021	2,300	2,402
CONSOL Energy Inc. 5.875% 2022	8,750	6,349
DCP Midstream Operating LP 4.95% 2022	2,325	2,049
Denbury Resources Inc. 4.625% 2023	5,960	2,533
Devon Energy Corp. 5.00% 2045	6,590	4,936
Diamond Offshore Drilling, Inc. 4.875% 2043	7,260	4,810
Ecopetrol SA 5.375% 2026	4,230	3,856
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,153
Enbridge Energy Partners, LP 5.875% 2025	2,515	2,542
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	1,956
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	1,986
Enbridge Inc. 4.00% 2023	8,500	8,100
Energy Transfer Partners, LP 4.15% 2020	3,500	3,398
Energy Transfer Partners, LP 7.50% 2020	3,150	3,048
Energy Transfer Partners, LP 5.875% 2024	3,225	2,774
Energy Transfer Partners, LP 4.75% 2026	3,500	3,216
Energy Transfer Partners, LP 5.50% 2027	3,775	3,029
EnLink Midstream Partners, LP 4.15% 2025	5,580	4,328
EnLink Midstream Partners, LP 5.05% 2045	3,135	2,116
Ensco PLC 5.75% 2044	4,220	2,094
Enterprise Products Operating LLC 5.20% 2020	1,710	1,870
Enterprise Products Operating LLC 4.90% 2046	3,970	3,832
EOG Resources, Inc. 4.15% 2026	2,980	3,096
Exxon Mobil Corp. 2.222% 2021	5,000	5,091
Exxon Mobil Corp. 2.726% 2023	4,000	4,073
Genesis Energy, LP 6.75% 2022	3,675	3,450
Halliburton Co. 3.375% 2022	1,240	1,263
Halliburton Co. 3.80% 2025	5,760	5,770
Kinder Morgan Energy Partners, LP 5.40% 2044	4,380	3,797
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,623
Kinder Morgan, Inc. 3.05% 2019	2,520	2,484
NGL Energy Partners LP 6.875% 2021	5,575	3,317
NGPL PipeCo LLC 7.119% 2017[2]	2,705	2,627
NGPL PipeCo LLC 9.625% 2019[2]	10,235	10,081
Noble Corp PLC 5.95% 2025	1,775	1,156
Noble Corp PLC 6.95% 2045	2,675	1,504
PDC Energy Inc. 7.75% 2022	1,825	1,830
Peabody Energy Corp. 6.00% 2018	25,585	1,887
Peabody Energy Corp. 6.25% 2021	3,675	271
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 3.50% 2023	$7,000	$6,361
Petróleos Mexicanos 5.625% 2046	2,890	2,440
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,332
QGOG Constellation SA 6.25% 2019[2]	850	493
Rice Energy Inc. 6.25% 2022	1,500	1,313
Sabine Pass Liquefaction, LLC 5.625% 2021	3,500	3,382
Sabine Pass Liquefaction, LLC 5.75% 2024	1,800	1,728
Sabine Pass Liquefaction, LLC 5.625% 2025	8,875	8,498
Schlumberger BV 3.625% 2022[2]	3,300	3,399
Seven Generations Energy Ltd. 6.75% 2023[2]	2,875	2,738
Shell International Finance BV 2.25% 2020	4,465	4,525
SM Energy Co. 5.625% 2025	3,825	2,676
Southwestern Energy Co. 4.10% 2022	5,940	3,980
Southwestern Energy Co. 4.95% 2025	3,240	2,236
Statoil ASA 2.75% 2021	1,925	1,953
Statoil ASA 3.25% 2024	2,850	2,886
Statoil ASA 4.25% 2041	2,000	1,942
StatoilHydro ASA 1.80% 2016	4,000	4,022
Targa Resources Corp. 4.125% 2019	4,450	4,225
Targa Resources Partners LP 6.75% 2024[2]	1,315	1,299
Teekay Corp. 8.50% 2020	9,830	6,832
Teekay Corp. 8.50% 2020[2]	4,100	2,849
Tesoro Logistics LP 5.50% 2019[2]	3,015	3,007
TransCanada PipeLines Ltd. 7.625% 2039	4,000	4,816
Weatherford International PLC 4.50% 2022	4,340	3,494
Weatherford International PLC 6.75% 2040	2,480	1,773
Williams Companies, Inc. 3.70% 2023	6,010	4,523
Williams Partners LP 4.00% 2021	195	170
Williams Partners LP 4.50% 2023	5,000	4,256
Williams Partners LP 3.90% 2025	2,500	2,026
Williams Partners LP 5.40% 2044	385	289
Williams Partners LP 5.10% 2045	2,305	1,664
WPX Energy Inc. 7.50% 2020	2,950	2,323
		247,893
Telecommunication services 0.75%
AT&T Inc. 4.80% 2044	1,041	1,023
AT&T Inc. 4.75% 2046	2,750	2,694
AT&T Inc. 5.65% 2047	459	509
Deutsche Telekom International Finance BV 9.25% 2032	3,870	5,989
France Télécom 4.125% 2021	5,000	5,474
Frontier Communications Corp. 8.125% 2018	4,375	4,687
Frontier Communications Corp. 10.50% 2022[2]	5,225	5,375
Frontier Communications Corp. 11.00% 2025[2]	6,275	6,330
Inmarsat PLC 4.875% 2022[2]	1,500	1,420
Intelsat Jackson Holding Co. 7.25% 2019	2,000	1,485
Intelsat Jackson Holding Co. 7.25% 2020	7,125	4,631
Intelsat Jackson Holding Co. 6.625% 2022	9,825	5,305
Intelsat Jackson Holding Co. 8.00% 2024[2]	2,075	2,142
LightSquared, Term Loan, 9.75% 2020[7,8,9,10]	22,393	20,042
MetroPCS Wireless, Inc. 6.25% 2021	8,275	8,728
MetroPCS Wireless, Inc. 6.625% 2023	3,725	3,939
Numericable Group SA 4.875% 2019[2]	15,550	15,550
Orange SA 5.50% 2044	3,000	3,589
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
SoftBank Corp. 4.50% 2020[2]	$4,250	$4,319
Sprint Nextel Corp. 7.00% 2020	3,805	3,044
Sprint Nextel Corp. 11.50% 2021	2,450	2,193
T-Mobile US, Inc. 6.50% 2026	2,425	2,531
Trilogy International Partners, LLC 10.25% 2016[2]	10,500	9,306
Verizon Communications Inc. 3.00% 2021	1,876	1,953
Verizon Communications Inc. 4.522% 2048	2,364	2,379
Wind Acquisition SA 4.75% 2020[2]	5,550	5,273
Wind Acquisition SA 7.375% 2021[2]	11,300	10,283
Windstream Holdings, Inc. 7.75% 2021	2,200	1,805
		141,998
Consumer discretionary 0.72%
Amazon.com, Inc. 4.80% 2034	6,000	6,734
Cablevision Systems Corp. 6.75% 2021	4,250	4,375
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[2]	3,000	3,170
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	6,150	6,381
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[2]	8,350	8,308
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	3,985	3,676
Comcast Corp. 3.15% 2026	3,915	4,081
DaimlerChrysler North America Holding Corp. 2.25% 2019[2]	6,000	6,091
DaimlerChrysler North America Holding Corp. 2.25% 2020[2]	2,515	2,533
DISH DBS Corp. 4.25% 2018	7,500	7,705
Ford Motor Credit Co. 2.597% 2019	3,000	3,017
Ford Motor Credit Co. 2.943% 2019	5,000	5,080
Ford Motor Credit Co. 3.219% 2022	6,000	6,123
Ford Motor Credit Co. 4.134% 2025	4,000	4,165
GameStop Corp. 6.75% 2021[2]	2,225	2,158
Gannett Co., Inc. 4.875% 2021[2]	1,630	1,683
General Motors Co. 5.20% 2045	5,000	4,716
General Motors Financial Co. 3.70% 2020	6,355	6,486
General Motors Financial Co. 3.45% 2022	3,625	3,566
Home Depot, Inc. 2.00% 2021	2,000	2,023
Home Depot, Inc. 4.25% 2046	3,500	3,862
Limited Brands, Inc. 6.875% 2035	2,775	3,025
McClatchy Co. 9.00% 2022	2,775	2,600
MGM Resorts International 8.625% 2019	3,675	4,199
Neiman Marcus Group LTD Inc. 8.00% 2021[2]	3,400	2,941
Newell Rubbermaid Inc. 3.85% 2023	840	873
Newell Rubbermaid Inc. 4.20% 2026	840	880
Sotheby’s Holdings, Inc. 5.25% 2022[2]	2,200	1,980
TI Automotive Ltd. 8.75% 2023[2]	2,445	2,359
Time Warner Inc. 3.60% 2025	3,500	3,601
Volkswagen International Finance NV 2.375% 2017[2]	5,000	5,031
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	2,325	2,148
Wynn Macau, Ltd. 5.25% 2021[2]	7,425	7,035
ZF Friedrichshafen AG 4.50% 2022[2]	1,050	1,075
ZF Friedrichshafen AG 4.75% 2025[2]	2,370	2,367
		136,047
Materials 0.71%
Aleris International, Inc. 9.50% 2021[2]	1,200	1,226
ArcelorMittal 6.50% 2021	5,300	5,247
ArcelorMittal 6.125% 2025	2,175	2,023
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
ArcelorMittal 7.75% 2041	$10,865	$9,344
Ashland Inc. 4.75% 2022	1,125	1,148
Ball Corp. 4.375% 2020	2,450	2,545
Chemours Co. 6.625% 2023[2]	7,440	6,101
Chemours Co. 7.00% 2025[2]	3,700	2,983
Eastman Chemical Co. 2.70% 2020	7,000	7,152
Ecolab Inc. 3.00% 2016	2,545	2,576
First Quantum Minerals Ltd. 6.75% 2020[2]	9,727	6,712
First Quantum Minerals Ltd. 7.00% 2021[2]	11,877	8,017
First Quantum Minerals Ltd. 7.25% 2022[2]	8,700	5,873
FMG Resources 9.75% 2022[2]	16,150	16,190
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,815	4,085
Georgia Gulf Corp. 4.625% 2021	3,500	3,400
Georgia-Pacific Corp. 2.539% 2019[2]	7,000	7,037
Holcim Ltd. 5.15% 2023[2]	6,165	6,655
Huntsman International LLC 4.875% 2020	3,820	3,801
International Paper Co. 7.30% 2039	2,005	2,394
JMC Steel Group Inc. 8.25% 2018[2]	10,395	9,355
Rayonier Advanced Materials Inc. 5.50% 2024[2]	1,500	1,238
Reynolds Group Inc. 5.75% 2020	13,295	13,677
Ryerson Inc. 9.00% 2017	2,300	2,001
Ryerson Inc. 11.25% 2018	3,325	2,244
Walter Energy, Inc. 9.50% 2019[2,11]	9,300	1,209
		134,233
Industrials 0.63%
AECOM Technology Corp. 5.875% 2024	1,550	1,612
AerCap Holdings NV 3.75% 2019	350	349
Ashtead Capital Inc. 6.50% 2022[2]	800	854
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	18,095	13,752
Atlas Copco AB 5.60% 2017[2]	2,750	2,857
Builders Firstsource 7.625% 2021[2]	3,300	3,444
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[7,8,9]	650	542
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	672	560
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	116	97
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	927	773
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[9]	12	12
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	2	2
Corporate Risk Holdings LLC 9.50% 2019[2]	3,878	3,316
Corporate Risk Holdings LLC 13.50% 2020[2,3,10]	982	912
DAE Aviation Holdings, Inc. 10.00% 2023[2]	1,950	1,872
Euramax International, Inc. 12.00% 2020[2]	6,475	5,925
Gardner Denver, Inc. 6.875% 2021[2]	2,675	2,200
General Electric Co. 2.70% 2022	6,535	6,802
General Electric Co. 4.125% 2042	2,500	2,631
Hardwoods Acquisition Inc 7.50% 2021[2]	3,150	2,158
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[3,7,8,9,11]	94	—
HD Supply, Inc. 5.25% 2021[2]	475	500
HDTFS Inc. 5.875% 2020	3,325	3,400
KLX Inc. 5.875% 2022[2]	3,860	3,841
Lockheed Martin Corp. 3.10% 2023	530	551
Lockheed Martin Corp. 3.55% 2026	8,470	8,984
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[2]	9,200	6,141
Navios Maritime Holdings Inc. 7.375% 2022[2]	6,125	2,236
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 180

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	$2,795	$838
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[2]	450	470
Nortek Inc. 8.50% 2021	7,845	8,178
Ply Gem Industries, Inc. 6.50% 2022	6,175	6,167
Ply Gem Industries, Inc. 6.50% 2022	3,025	2,980
R.R. Donnelley & Sons Co. 7.25% 2018	4,530	4,768
R.R. Donnelley & Sons Co. 7.875% 2021	4,625	4,683
R.R. Donnelley & Sons Co. 7.00% 2022	3,500	3,255
R.R. Donnelley & Sons Co. 6.50% 2023	1,710	1,471
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[2]	8,625	6,857
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,9]	42	44
United Rentals, Inc. 5.50% 2025	1,500	1,487
Virgin Australia Holdings Ltd. 8.50% 2019[2]	1,700	1,685
		119,206
Utilities 0.60%
AES Corp. 5.50% 2025	3,600	3,492
American Electric Power Co. 2.95% 2022	4,020	4,079
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,270
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	4,997
CMS Energy Corp. 8.75% 2019	2,000	2,420
Commonwealth Edison Company 4.35% 2045	2,085	2,287
Consumers Energy Co. 3.375% 2023	475	497
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	3,785	3,926
Dominion Gas Holdings LLC 2.50% 2019	1,450	1,474
Dominion Gas Holdings LLC 2.80% 2020	1,820	1,861
Duke Energy Corp. 3.75% 2024	4,030	4,222
Duke Energy Progress Inc. 4.15% 2044	3,020	3,181
Dynegy Finance Inc. 7.375% 2022	1,025	953
Dynegy Finance Inc. 7.625% 2024	1,950	1,779
EDP Finance BV 4.125% 2020[2]	6,000	6,038
Electricité de France SA 2.35% 2020[2]	650	657
Electricité de France SA 6.95% 2039[2]	4,000	5,070
MidAmerican Energy Co. 5.95% 2017	1,375	1,455
MidAmerican Energy Co. 2.40% 2019	1,500	1,543
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,120
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	5,230	5,490
Northern States Power Co. 4.125% 2044	6,000	6,426
NRG Energy, Inc. 6.25% 2022	3,565	3,332
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,266
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,430
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,370
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,374
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,369
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	7,173
Puget Energy Inc. 3.65% 2025	3,135	3,163
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,245	1,446
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,790	2,042
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,965	2,205
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,689
Tampa Electric Co. 4.35% 2044	3,805	3,938
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 180

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,9]	$224	$234
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,920
		112,188
Consumer staples 0.34%
Altria Group, Inc. 4.50% 2043	3,000	3,237
Anheuser-Busch InBev NV 3.30% 2023	4,860	5,059
Anheuser-Busch InBev NV 3.65% 2026	5,640	5,938
British American Tobacco International Finance PLC 9.50% 2018[2]	2,470	2,941
British American Tobacco International Finance PLC 3.95% 2025[2]	5,500	6,030
CVS Caremark Corp. 5.125% 2045	2,105	2,449
Imperial Tobacco Finance PLC 3.50% 2023[2]	4,000	4,071
Kroger Co. 2.60% 2021	1,650	1,702
Pernod Ricard SA 2.95% 2017[2]	3,000	3,030
Philip Morris International Inc. 1.875% 2021	1,000	1,006
Philip Morris International Inc. 3.25% 2024	5,000	5,354
Philip Morris International Inc. 4.25% 2044	2,000	2,123
Reynolds American Inc. 6.15% 2043	580	716
Reynolds American Inc. 5.85% 2045	5,530	6,747
The JM Smucker Co. 3.00% 2022	1,665	1,715
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	7,221
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,801
		64,140
Information technology 0.29%
First Data Corp. 5.375% 2023[2]	2,850	2,932
First Data Corp. 7.00% 2023[2]	1,000	1,014
First Data Corp. 5.00% 2024[2]	3,025	3,040
Freescale Semiconductor, Inc. 5.00% 2021[2]	7,025	7,306
Freescale Semiconductor, Inc. 6.00% 2022[2]	8,000	8,500
Harris Corp. 5.054% 2045	1,830	1,958
Hewlett-Packard Co. 4.40% 2022[2]	7,000	7,325
Microsoft Corp. 4.20% 2035	6,000	6,446
Qorvo, Inc. 7.00% 2025[2]	3,875	4,069
Visa Inc. 2.80% 2022	2,000	2,090
Visa Inc. 3.15% 2025	7,000	7,319
Western Digital Corp. 7.375% 2023[2]	1,800	1,840
		53,839
Total corporate bonds & notes		1,552,841
Mortgage-backed obligations 4.09%
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.543% 2049[7,9]	7,311	7,492
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[2,9]	3,545	3,669
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[7,9]	2,482	2,577
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7,9]	1,430	1,496
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[9]	1,185	1,217
COMM Mortgage Trust, Series 2014-277P, Class A, 3.611% 2049[2,7,9]	2,500	2,673
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[2,9]	2,190	2,262
Commercial Mortgage Trust, Series 2015-PC1, Class A-5, 3.902% 2050[9]	4,735	5,137
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[9]	2,000	2,139
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[9]	585	597
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,9]	1,711	1,766
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 2048[9]	1,400	1,490
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 180

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 2021[9]	$49	$53
Fannie Mae 6.00% 2026[9]	529	602
Fannie Mae 5.50% 2033[9]	879	989
Fannie Mae 5.50% 2033[9]	603	679
Fannie Mae 3.50% 2035[9]	9,704	10,239
Fannie Mae 5.50% 2036[9]	1,251	1,413
Fannie Mae 6.00% 2036[9]	3,259	3,719
Fannie Mae 6.00% 2036[9]	1,057	1,205
Fannie Mae 6.00% 2036[9]	151	172
Fannie Mae 5.50% 2037[9]	482	546
Fannie Mae 5.50% 2037[9]	296	333
Fannie Mae 6.00% 2037[9]	3,415	3,901
Fannie Mae 6.00% 2037[9]	3,253	3,747
Fannie Mae 6.00% 2037[9]	391	446
Fannie Mae 6.00% 2037[9]	49	57
Fannie Mae 6.00% 2038[9]	5,665	6,460
Fannie Mae 6.00% 2038[9]	3,590	4,096
Fannie Mae 6.00% 2038[9]	1,819	2,073
Fannie Mae 6.00% 2038[9]	1,724	1,970
Fannie Mae 6.00% 2038[9]	907	1,037
Fannie Mae 6.00% 2038[9]	890	1,014
Fannie Mae 6.00% 2038[9]	114	130
Fannie Mae 6.00% 2038[9]	93	106
Fannie Mae 6.00% 2038[9]	74	84
Fannie Mae 6.00% 2039[9]	2	2
Fannie Mae 4.00% 2040[9]	6,289	6,764
Fannie Mae 6.00% 2040[9]	929	1,060
Fannie Mae 6.00% 2040[9]	323	369
Fannie Mae 4.00% 2041[9]	5,390	5,827
Fannie Mae 4.00% 2041[9]	4,075	4,405
Fannie Mae 6.00% 2041[9]	1,240	1,415
Fannie Mae 6.00% 2041[9]	1,090	1,243
Fannie Mae 4.00% 2043[9]	10,989	11,989
Fannie Mae 4.00% 2043[9]	8,554	9,333
Fannie Mae 4.00% 2043[9]	4,940	5,378
Fannie Mae 4.00% 2043[9]	3,905	4,241
Fannie Mae 4.00% 2043[9]	3,702	4,023
Fannie Mae 4.00% 2043[9]	3,164	3,445
Fannie Mae 4.00% 2043[9]	2,860	3,108
Fannie Mae 4.00% 2043[9]	2,705	2,933
Fannie Mae 3.50% 2046[9,12]	80,000	83,905
Fannie Mae 4.50% 2046[9,12]	34,500	37,501
Fannie Mae 6.00% 2046[9,12]	4,750	5,414
Fannie Mae 7.00% 2047[9]	283	325
Fannie Mae 7.00% 2047[9]	68	78
Fannie Mae 7.00% 2047[9]	5	5
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,9]	2,145	2,182
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[9]	5,242	5,392
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[9]	4,000	4,166
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.305% 2023[7,9]	9,000	9,572
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,9]	7,530	8,054
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,9]	6,450	7,025
Fannie Mae, Series 2014-M9, Class A2, multifamily 3.103% 2024[7,9]	6,215	6,614
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[7,9]	7,000	7,520
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	176	157
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 180

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[9]	$257	$302
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[9]	64	75
Freddie Mac 5.00% 2023[9]	299	326
Freddie Mac 3.50% 2035[9]	24,021	25,341
Freddie Mac 3.50% 2035[9]	12,130	12,796
Freddie Mac 3.50% 2035[9]	11,145	11,758
Freddie Mac 3.50% 2035[9]	4,075	4,298
Freddie Mac 3.50% 2035[9]	1,081	1,140
Freddie Mac 5.00% 2038[9]	2,058	2,277
Freddie Mac 6.50% 2038[9]	327	385
Freddie Mac 4.50% 2039[9]	373	406
Freddie Mac 5.00% 2040[9]	3,561	3,935
Freddie Mac 4.00% 2043[9]	8,827	9,528
Freddie Mac 4.00% 2043[9]	5,517	5,996
Freddie Mac 4.00% 2043[9]	5,180	5,598
Freddie Mac 4.00% 2043[9]	3,462	3,772
Freddie Mac 4.00% 2043[9]	3,412	3,687
Freddie Mac 4.00% 2045[9,12]	40,000	42,634
Freddie Mac 4.00% 2045[9]	20,383	22,023
Freddie Mac 4.00% 2045[9]	19,127	20,648
Freddie Mac 3.50% 2046[9,12]	20,000	20,945
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[9]	2,750	2,943
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[9]	2,467	2,491
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[9]	4,000	4,109
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	3,680	3,795
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[9]	4,000	4,185
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[9]	5,893	6,156
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[9]	2,000	2,143
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[9]	2,322	2,406
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[9]	5,900	6,324
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	6,000	6,374
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[9]	4,265	4,447
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[9]	4,000	4,331
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[7,9]	2,860	3,096
Freddie Mac, Series T-041, Class 3-A, 5.959% 2032[7,9]	403	468
Government National Mortgage Assn. 3.50% 2045[9]	25,773	27,289
Government National Mortgage Assn. 4.00% 2045[9]	890	953
Government National Mortgage Assn. 4.50% 2045[9]	13,703	14,736
Government National Mortgage Assn. 4.00% 2046[9,12]	74,484	79,520
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.892% 2038[7,9]	466	466
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[9]	8,423	8,598
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,9]	5,000	5,145
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,9]	1,130	1,130
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.699% 2049[7,9]	8,294	8,523
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[9]	1,884	1,949
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[9]	1,000	1,055
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-33, Class ASB, 3.5623% 2048[9]	1,600	1,706
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[9]	1,622	1,657
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,9]	5,500	5,701
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.153% 2045[7,9]	2,570	2,654
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[9]	1,340	1,351
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.864% 2049[7,9]	3,988	4,134
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[9]	1,000	1,064
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[9]	1,180	1,219
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[9]	1,500	1,580
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 180

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[2,9]	$2,650	$2,787
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.918% 2049[7,9]	3,309	3,433
National Australia Bank 1.25% 2018[2,9]	3,000	2,991
Royal Bank of Canada 1.875% 2020[9]	7,000	7,041
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[9]	3,000	3,064
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,9]	3,000	3,077
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.946% 2051[7,9]	3,000	3,103
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[9]	1,065	1,098
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-42, Class ASB, 3.522% 2048[9]	1,000	1,065
		770,258
Asset-backed obligations 0.31%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[2,9]	8,000	8,156
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[9]	1,605	1,605
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[2,9]	7,000	7,005
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.582% 2020[7,9]	2,000	2,029
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[2,9]	3,453	3,439
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[2,9]	5,227	5,197
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[9]	3,622	3,623
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[2,9]	4,000	4,007
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[2,9]	6,010	6,078
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[9]	5,740	5,748
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[2,9]	3,189	3,190
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[9]	155	160
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[9]	1,500	1,499
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[9]	7,000	6,933
		58,669
Federal agency bonds & notes 0.27%
CoBank, ACB 1.234% 2022[2,7]	1,695	1,598
Fannie Mae 2.625% 2024	11,190	11,812
Freddie Mac 2.50% 2016	18,000	18,054
Freddie Mac 0.75% 2018	18,568	18,555
		50,019
Bonds & notes of governments & government agencies outside the U.S. 0.21%
Province of Manitoba 3.05% 2024	2,600	2,764
Slovenia (Republic of) 5.50% 2022	6,000	6,798
Spanish Government 4.00% 2018[2]	15,000	15,677
United Mexican States Government Global 3.60% 2025	4,000	4,090
United Mexican States Government Global 4.125% 2026	4,300	4,519
United Mexican States Government Global 5.55% 2045	4,500	5,001
		38,849
Total bonds, notes & other debt instruments (cost: $4,781,916,000)		4,772,344
Short-term securities 12.30%
Alphabet Inc. 0.41% due 5/5/2016[2]	36,200	36,187
Apple Inc. 0.35%–0.43% due 4/21/2016–4/25/2016[2]	135,500	135,470
Caterpillar Financial Services Corp. 0.44% due 5/10/2016	41,000	40,981
Chevron Corp. 0.39%–0.50% due 4/28/2016–6/13/2016[2]	150,000	149,928
Coca-Cola Co. 0.41% due 5/9/2016[2]	38,200	38,184
Emerson Electric Co. 0.51% due 5/18/2016[2]	40,000	39,979
ExxonMobil Corp. 0.44% due 4/4/2016	30,000	29,999
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 180

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Short-term securities	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.30%–0.54% due 4/1/2016–9/19/2016	$1,045,700	$1,045,271
Freddie Mac 0.27%–0.51% due 4/5/2016–6/16/2016	170,400	170,365
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	50,000	50,000
John Deere Capital Corp. 0.42% due 4/19/2016[2]	25,400	25,395
Microsoft Corp. 0.36% due 5/18/2016[2]	19,500	19,490
Pfizer Inc 0.42%–0.48% due 4/18/2016–6/10/2016[2]	120,000	119,948
Private Export Funding Corp. 0.52% due 6/13/2016[2]	40,000	39,963
Qualcomm Inc. 0.43% due 5/25/2016[2]	20,000	19,988
U.S. Treasury Bills 0.26%–0.50% due 4/7/2016–9/15/2016	255,500	255,402
Walt Disney Co. 0.48% due 4/28/2016[2]	45,900	45,887
Wells Fargo Bank, N.A. 0.69%–0.70% due 6/1/2016–6/7/2016	50,000	50,006
Total short-term securities (cost: $2,312,069,000)		2,312,443
Total investment securities 101.68% (cost: $16,543,584,000)		19,125,522
Other assets less liabilities (1.68)%		(315,110)
Net assets 100.00%		$18,810,412
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $371,500,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 3/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$86
Receive	LCH	3-month USD-LIBOR	1.929	9/29/2019	80,000	2,539
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	2,698
Pay	LCH	3-month USD-LIBOR	1.734	3/5/2020	23,000	(602)
Receive	LCH	3-month USD-LIBOR	1.212	2/8/2021	47,000	114
Pay	LCH	3-month USD-LIBOR	1.7475	2/8/2026	50,000	(527)
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(5,182)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(5,193)
Receive	LCH	3-month USD-LIBOR	2.232	2/8/2046	10,000	216
						$(5,851)
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 180

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,240,949,000, which represented 6.60% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $34,301,000, which represented .18% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,301,000, which represented .04% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Coupon rate may change periodically.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,615,000, which represented .21% of the net assets of the fund.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.628% convertible preferred	5/2/2013	$6,354	$3,603.02%
CEVA Group PLC, Series A-2, 2.628% convertible preferred	3/10/2010-1/23/2012	8,675	2,550.01
Total private placement securities		$ 15,029	$ 6,153.03%

Key to abbreviations
ADR = American Depositary Receipts
LCH = LCH.Clearnet
LOC = Letter of Credit
TBA = To-be-announced
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 180

Global Balanced Fund
Investment portfolio
March 31, 2016
unaudited
Common stocks 58.58% Industrials 10.56%	Shares	Value (000)
BAE Systems PLC	447,400	$3,271
ASSA ABLOY AB, Class B	160,000	3,157
General Electric Co.	97,200	3,090
KONE Oyj, Class B	57,000	2,747
Boeing Co.	16,000	2,031
Geberit AG	3,775	1,411
Randstad Holding NV	22,947	1,272
Edenred SA	65,000	1,263
AB Volvo, Class B	102,000	1,119
Cummins Inc.	9,100	1,000
TransDigm Group Inc.[1]	4,500	992
Caterpillar Inc.	12,000	918
Capita PLC	60,000	898
International Consolidated Airlines Group, SA (CDI)	100,000	795
		23,964
Consumer staples 9.22%
Pernod Ricard SA	32,970	3,677
Coca-Cola Co.	59,300	2,751
Nestlé SA	29,200	2,182
Reynolds American Inc.	42,104	2,118
British American Tobacco PLC	35,950	2,112
Altria Group, Inc.	31,000	1,942
Costco Wholesale Corp.	10,170	1,603
Kroger Co.	34,000	1,300
Philip Morris International Inc.	12,700	1,246
SABMiller PLC	18,900	1,155
Procter & Gamble Co.	10,000	823
		20,909
Information technology 8.30%
ASML Holding NV	50,169	5,097
Microsoft Corp.	92,200	5,092
Nintendo Co., Ltd.	19,800	2,815
Taiwan Semiconductor Manufacturing Co., Ltd.	333,000	1,676
Murata Manufacturing Co., Ltd.	10,000	1,206
Texas Instruments Inc.	15,000	862
Apple Inc.	7,800	850
KLA-Tencor Corp.	9,000	655
Linear Technology Corp.	13,000	579
		18,832
Health care 8.24%
Merck & Co., Inc.	81,120	4,292
Humana Inc.	20,830	3,811
Pfizer Inc.	74,000	2,193
American Funds Insurance Series — Global Balanced Fund — Page 76 of 180

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Common stocks Health care (continued)	Shares	Value (000)
Medtronic PLC	27,400	$2,055
Novartis AG	22,300	1,616
Novo Nordisk A/S, Class B	20,000	1,085
Bayer AG	9,000	1,058
Express Scripts Holding Co.[1]	15,300	1,051
AstraZeneca PLC	16,000	897
Bristol-Myers Squibb Co.	10,000	639
		18,697
Consumer discretionary 5.45%
Home Depot, Inc.	22,030	2,939
Amazon.com, Inc.[1]	4,100	2,434
McDonald’s Corp.	14,700	1,847
Paddy Power Betfair PLC	11,000	1,535
Industria de Diseño Textil, SA	32,100	1,080
Tiffany & Co.	12,600	925
General Motors Co.	22,500	707
Nokian Renkaat Oyj	19,000	671
HUGO BOSS AG	3,600	236
		12,374
Financials 4.83%
AIA Group Ltd.	430,000	2,436
JPMorgan Chase & Co.	38,700	2,292
ORIX Corp.	105,000	1,498
Prudential PLC	69,000	1,289
Wells Fargo & Co.	26,000	1,258
Link Real Estate Investment Trust	211,697	1,255
Goldman Sachs Group, Inc.	3,000	471
Sumitomo Mitsui Financial Group, Inc.	15,500	470
		10,969
Energy 4.80%
Enbridge Inc. (CAD denominated)	54,996	2,141
Chevron Corp.	20,830	1,987
ConocoPhillips	47,506	1,913
Schlumberger Ltd.	20,400	1,505
Spectra Energy Corp	44,100	1,349
Reliance Industries Ltd.	53,000	837
Royal Dutch Shell PLC, Class B	30,000	732
Royal Dutch Shell PLC, Class A (GBP denominated)	575	14
Coal India Ltd.	95,000	419
		10,897
Materials 4.53%
E.I. du Pont de Nemours and Co.	59,200	3,749
Koninklijke DSM NV	37,000	2,035
Dow Chemical Co.	40,000	2,034
WestRock Co.	24,570	959
LyondellBasell Industries NV	8,000	685
Potash Corp. of Saskatchewan Inc.	28,000	477
Rio Tinto PLC	11,000	309
The Chemours Co.	3,200	22
		10,270
American Funds Insurance Series — Global Balanced Fund — Page 77 of 180

unaudited
Common stocks Utilities 1.53%	Shares	Value (000)
Power Assets Holdings Ltd.	182,500	$1,867
EDP - Energias de Portugal, SA	451,000	1,604
		3,471
Telecommunication services 1.12%
Verizon Communications Inc.	27,850	1,506
Telstra Corp. Ltd.	136,500	558
HKT Trust and HKT Ltd., units	342,928	472
		2,536
Total common stocks (cost: $114,241,000)		132,919
Convertible bonds 0.12% Consumer staples 0.12%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR3,930	283
Total convertible bonds (cost: $505,000)		283
Bonds, notes & other debt instruments 34.69% Bonds & notes of governments & government agencies outside the U.S. 14.48%
Belgium (Kingdom of), Series 77, 1.00% 2026	€875	1,044
Bermuda Government 5.603% 2020	$200	222
Bermuda Government 4.854% 2024[2]	200	211
Chilean Government 5.50% 2020	CLP50,000	77
Colombia (Republic of), Series B, 7.50% 2026	COP1,068,000	341
Colombia (Republic of), Series B, 6.00% 2028	262,700	73
Colombia (Republic of) Global 4.375% 2021	$200	209
French Government O.A.T. Eurobond 1.75% 2024	€425	546
French Government O.A.T. Eurobond 2.25% 2024	600	797
German Government 2.25% 2021	60	78
German Government 2.00% 2022	700	903
German Government 0.10% 2023[3]	51	62
German Government 2.50% 2044	200	325
German Government 2.50% 2046	400	658
India (Republic of) 8.83% 2023	INR10,400	167
India (Republic of) 8.60% 2028	28,000	447
India (Republic of) 9.20% 2030	10,800	181
Indonesia (Republic of) 3.75% 2022	$210	212
Irish Government 3.90% 2023	€260	368
Irish Government 3.40% 2024	325	453
Irish Government 1.00% 2026	900	1,051
Irish Government 2.40% 2030	50	66
Irish Government 2.00% 2045	125	153
Israeli Government 3.15% 2023	$400	419
Italian Government 1.45% 2022	€450	537
Italian Government 4.75% 2023	200	291
Italian Government 4.50% 2024	200	289
Italian Government 3.50% 2030	400	560
Japanese Government, Series 115, 0.20% 2018	¥5,000	45
Japanese Government, Series 315, 1.20% 2021	65,000	620
Japanese Government, Series 326, 0.70% 2022	80,000	754
Japanese Government, Series 325, 0.80% 2022	35,000	331
Japanese Government, Series 17, 0.10% 2023[3]	10,270	95
American Funds Insurance Series — Global Balanced Fund — Page 78 of 180

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japanese Government, Series 329, 0.80% 2023	¥95,000	$904
Japanese Government, Series 19, 0.10% 2024[3]	29,790	279
Japanese Government, Series 18, 0.10% 2024[3]	20,420	188
Japanese Government, Series 337, 0.30% 2024	50,000	461
Japanese Government, Series 336, 0.50% 2024	65,000	609
Japanese Government, Series 116, 2.20% 2030	14,000	160
Japanese Government, Series 145, 1.70% 2033	45,000	494
Japanese Government, Series 150, 1.40% 2034	20,000	211
Japanese Government, Series 21, 2.30% 2035	20,000	240
Japanese Government, Series 36, 2.00% 2042	10,000	121
Japanese Government, Series 42, 1.70% 2044	70,000	809
Lithuania (Republic of) 7.375% 2020	$100	119
Malaysian Government, Series 0515, 3.759% 2019	MYR550	143
Malaysian Government, Series 0310, 4.498% 2030	1,600	424
Morocco Government 4.25% 2022	$200	204
Netherlands Government 1.00% 2017	100	100
Netherlands Government Eurobond 2.25% 2022	€100	131
Netherlands Government Eurobond 2.00% 2024	175	230
Netherlands Government Eurobond 5.50% 2028	100	180
Norwegian Government 4.25% 2017	NKr280	35
Norwegian Government 3.75% 2021	2,400	335
Peru (Republic of) 4.125% 2027	$85	89
Peru (Republic of) 5.625% 2050	20	23
Polish Government, Series 1017, 5.25% 2017	PLN1,000	284
Polish Government, Series 1020, 5.25% 2020	4,750	1,456
Polish Government, Series 1021, 5.75% 2021	2,070	658
Polish Government, Series 0922, 5.75% 2022	870	281
Polish Government, Series 102, 4.00% 2023	1,400	414
Polish Government, Series 0725, 3.25% 2025	1,500	420
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,925	313
South Africa (Republic of), Series R-214, 6.50% 2041	3,650	171
South Korean Government, Series 2106, 4.25% 2021	KRW262,000	260
Spanish Government 4.00% 2018[2]	$500	523
Spanish Government 5.40% 2023	€410	607
Spanish Government 2.75% 2024	555	708
Spanish Government 1.95% 2026	150	179
State of Qatar 3.125% 2017[2]	$250	255
Swedish Government, Series 1057, 1.50% 2023	SKr4,150	555
United Kingdom 1.00% 2017	£250	362
United Kingdom 1.75% 2019	300	447
United Kingdom 3.75% 2020	75	122
United Kingdom 1.75% 2022	300	450
United Kingdom 2.25% 2023	100	155
United Kingdom 2.75% 2024	400	640
United Kingdom 4.75% 2038	20	42
United Kingdom 4.25% 2040	50	99
United Kingdom 3.25% 2044	395	680
United Kingdom 4.25% 2046	100	207
United Mexican States Government 4.00% 2019[3]	MXN3,267	200
United Mexican States Government 4.00% 2040[3]	2,723	167
United Mexican States Government, Series M10, 7.75% 2017	5,500	337
United Mexican States Government, Series M, 8.00% 2020	2,000	128
United Mexican States Government, Series M, 6.50% 2021	13,000	791
United Mexican States Government, Series M20, 10.00% 2024	12,600	938
United Mexican States Government, Series M, 5.75% 2026	3,000	171
American Funds Insurance Series — Global Balanced Fund — Page 79 of 180

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States Government, Series M30, 10.00% 2036	MXN2,500	$200
United Mexican States Government Global 4.125% 2026	$200	210
United Mexican States Government Global 4.75% 2044	150	150
United Mexican States Government Global 4.60% 2046	200	196
		32,850
U.S. Treasury bonds & notes 10.27% U.S. Treasury 8.40%
U.S. Treasury 1.50% 2016	70	70
U.S. Treasury 0.875% 2017	950	952
U.S. Treasury 1.00% 2018	200	201
U.S. Treasury 1.25% 2018	400	404
U.S. Treasury 1.375% 2018	500	507
U.S. Treasury 1.375% 2018	150	152
U.S. Treasury 1.50% 2018	100	102
U.S. Treasury 0.75% 2019	500	499
U.S. Treasury 1.25% 2019	50	51
U.S. Treasury 1.50% 2019	500	509
U.S. Treasury 1.625% 2019	1,150	1,175
U.S. Treasury 1.625% 2019	1,075	1,099
U.S. Treasury 1.625% 2019	300	307
U.S. Treasury 1.625% 2019	60	61
U.S. Treasury 1.75% 2019	600	616
U.S. Treasury 3.125% 2019	225	241
U.S. Treasury 1.25% 2020	250	252
U.S. Treasury 1.375% 2020	900	909
U.S. Treasury 1.375% 2020	850	858
U.S. Treasury 1.375% 2020	500	505
U.S. Treasury 1.50% 2020	1,500	1,523
U.S. Treasury 1.625% 2020	300	306
U.S. Treasury 1.625% 2020	30	31
U.S. Treasury 1.75% 2020	3,500	3,587
U.S. Treasury 2.125% 2020	200	208
U.S. Treasury 1.125% 2021	700	698
U.S. Treasury 2.00% 2021	108	112
U.S. Treasury 2.00% 2022	550	567
U.S. Treasury 2.00% 2022	75	78
U.S. Treasury 1.75% 2023	100	101
U.S. Treasury 2.25% 2024	450	469
U.S. Treasury 2.50% 2024	300	319
U.S. Treasury 2.125% 2025	200	206
U.S. Treasury 4.375% 2038	100	135
U.S. Treasury 3.00% 2044	355	383
U.S. Treasury 3.375% 2044	200	232
U.S. Treasury 2.50% 2045	315	307
U.S. Treasury 3.00% 2045	200	216
U.S. Treasury 3.00% 2045	100	108
		19,056
U.S. Treasury inflation-protected securities 1.87%
U.S. Treasury Inflation-Protected Security 0.125% 2017[3]	125	127
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	305	315
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	150	151
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	1,295	1,350
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	510	515
American Funds Insurance Series — Global Balanced Fund — Page 80 of 180

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	$225	$230
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	63	75
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	648	678
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	483	542
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	70	68
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	200	209
		4,260
Total U.S. Treasury bonds & notes		23,316
Corporate bonds & notes 7.03% Financials 2.14%
ACE INA Holdings Inc. 2.875% 2022	20	21
ACE INA Holdings Inc. 3.35% 2026	20	21
ACE INA Holdings Inc. 4.35% 2045	35	38
Allianz SE, 4.75% (undated)	€100	124
American Campus Communities, Inc. 3.35% 2020	$15	15
American Campus Communities, Inc. 3.75% 2023	100	101
American Campus Communities, Inc. 4.125% 2024	90	93
AvalonBay Communities, Inc. 3.625% 2020	100	105
AvalonBay Communities, Inc. 2.85% 2023	20	20
Aviva PLC, subordinated 6.875% 2058	£75	118
AXA SA, junior subordinated 5.453% (undated)	100	141
Bank of America Corp. 3.875% 2025	$375	391
Barclays Bank PLC 10.00% 2021	£100	180
Berkshire Hathaway Inc. 3.00% 2022	$75	78
BNP Paribas 5.00% 2021	100	112
Boston Properties, Inc. 3.70% 2018	100	105
CaixaBank, SA 5.00% 2023	€100	117
Citigroup Inc. 3.70% 2026	$100	103
Corporate Office Properties Trust 3.60% 2023	65	61
Essex Portfolio L.P. 3.50% 2025	65	65
Goldman Sachs Group, Inc. 2.875% 2021	100	102
Goldman Sachs Group, Inc. 5.75% 2022	70	81
Goldman Sachs Group, Inc. 3.625% 2023	150	155
Goldman Sachs Group, Inc. 3.50% 2025	210	212
Goldman Sachs Group, Inc. 3.75% 2026	25	26
Goldman Sachs Group, Inc. 4.75% 2045	70	73
HSBC Holdings PLC 4.30% 2026	400	413
JPMorgan Chase & Co. 2.55% 2021	76	77
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	148
Kimco Realty Corp. 3.40% 2022	10	10
Lloyds Banking Group PLC 6.50% 2020	€210	281
Morgan Stanley 3.875% 2026	$75	78
NN Group NV, 4.50% (undated)	€100	111
PNC Financial Services Group, Inc. 2.854% 2022	$100	101
Prologis, Inc. 3.375% 2024	€100	128
Prologis, Inc. 3.75% 2025	$25	26
Rabobank Nederland 3.875% 2023	€100	129
VEB Finance Ltd. 6.902% 2020[2]	$100	104
WEA Finance LLC 2.70% 2019[2]	200	202
WEA Finance LLC 3.75% 2024[2]	200	204
American Funds Insurance Series — Global Balanced Fund — Page 81 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 2.55% 2020	$78	$79
Wells Fargo & Co. 2.50% 2021	79	80
		4,858
Consumer staples 1.01%
Altria Group, Inc. 2.625% 2020	100	104
Altria Group, Inc. 4.75% 2021	150	170
Altria Group, Inc. 4.25% 2042	150	157
Anheuser-Busch InBev NV 3.30% 2023	90	94
Anheuser-Busch InBev NV 3.65% 2026	210	221
Anheuser-Busch InBev NV 4.70% 2036	185	200
Anheuser-Busch InBev NV 4.90% 2046	235	263
Coca-Cola Co. 1.80% 2016	85	85
Kraft Foods Inc. 3.50% 2022	100	105
Kroger Co. 3.50% 2026	140	148
PepsiCo, Inc. 2.50% 2016	50	50
Pernod Ricard SA 4.45% 2022[2]	150	162
Philip Morris International Inc. 2.90% 2021	100	106
Philip Morris International Inc. 4.25% 2044	25	27
Procter & Gamble Co. 1.45% 2016	20	20
Reynolds American Inc. 4.00% 2022	25	27
Reynolds American Inc. 4.45% 2025	155	171
Reynolds American Inc. 5.85% 2045	25	31
Wal-Mart Stores, Inc. 2.80% 2016	150	150
		2,291
Consumer discretionary 0.82%
DaimlerChrysler North America Holding Corp. 1.875% 2018[2]	150	151
Ford Motor Credit Co. 3.20% 2021	200	205
McDonald’s Corp. 3.50% 2020	50	53
McDonald’s Corp. 3.70% 2026	35	37
McDonald’s Corp. 4.70% 2035	15	16
McDonald’s Corp. 4.875% 2045	25	27
Myriad International Holdings 6.00% 2020	250	272
Myriad International Holdings 5.50% 2025	250	253
NBCUniversal Media, LLC 4.375% 2021	50	56
Newell Rubbermaid Inc. 3.85% 2023	85	88
Newell Rubbermaid Inc. 4.20% 2026	215	225
Newell Rubbermaid Inc. 5.375% 2036	10	11
Newell Rubbermaid Inc. 5.50% 2046	70	76
President & Fellows of Harvard College 3.619% 2037	150	154
Thomson Reuters Corp. 4.30% 2023	75	80
Time Warner Inc. 4.75% 2021	150	166
		1,870
Energy 0.80%
ConocoPhillips 5.95% 2046	20	22
Ecopetrol SA 5.875% 2045	75	59
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	59
Halliburton Co. 3.375% 2022	35	36
Halliburton Co. 3.80% 2025	110	110
Kinder Morgan Energy Partners, LP 3.50% 2021	30	29
Kinder Morgan Energy Partners, LP 5.50% 2044	200	178
Kinder Morgan, Inc. 4.30% 2025	75	71
American Funds Insurance Series — Global Balanced Fund — Page 82 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Pemex Project Funding Master Trust 5.75% 2018	$200	$211
Petrobras International Finance Co. 5.375% 2021	80	66
Petróleos Mexicanos 4.875% 2022	15	15
Petróleos Mexicanos 6.50% 2041	45	43
Petróleos Mexicanos 5.625% 2046	325	274
Phillips 66 Partners LP 4.68% 2045	5	4
Schlumberger BV 4.00% 2025[2]	80	83
Statoil ASA 3.125% 2017	40	41
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	165
Statoil ASA 3.70% 2024	50	52
Total Capital International 2.875% 2022	150	154
Williams Partners LP 4.50% 2023	100	85
Williams Partners LP 4.30% 2024	50	42
		1,824
Health care 0.69%
AbbVie Inc. 2.50% 2020	180	184
AbbVie Inc. 2.90% 2022	60	61
AbbVie Inc. 3.60% 2025	120	126
AbbVie Inc. 4.50% 2035	15	16
Actavis Funding SCS 3.00% 2020	30	31
Actavis Funding SCS 3.80% 2025	130	135
Actavis Funding SCS 4.55% 2035	45	47
Actavis Funding SCS 4.75% 2045	90	96
Aetna Inc. 2.75% 2022	50	50
Baxalta Inc. 4.00% 2025[2]	80	81
Becton, Dickinson and Co. 3.734% 2024	75	80
Biogen Inc. 4.05% 2025	70	75
Biogen Inc. 5.20% 2045	40	45
Celgene Corp. 3.875% 2025	85	89
EMD Finance LLC 3.25% 2025[2]	50	50
Gilead Sciences, Inc. 3.50% 2025	130	138
Gilead Sciences, Inc. 3.65% 2026	30	32
Humana Inc. 3.15% 2022	100	101
Medtronic, Inc. 3.50% 2025	100	107
Novartis Securities Investment Ltd. 5.125% 2019	25	28
		1,572
Telecommunication services 0.55%
AT&T Inc. 2.45% 2020	55	56
AT&T Inc. 2.80% 2021	180	185
Deutsche Telekom International Finance BV 2.25% 2017[2]	150	151
Deutsche Telekom International Finance BV 6.00% 2017	€75	89
France Télécom 5.375% 2050	£50	91
Orange SA 2.75% 2019	$140	144
Verizon Communications Inc. 2.45% 2022	125	125
Verizon Communications Inc. 4.272% 2036	352	352
Verizon Communications Inc. 4.522% 2048	59	59
		1,252
American Funds Insurance Series — Global Balanced Fund — Page 83 of 180

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 0.40%	Principal amount (000)	Value (000)
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[2]	$200	$199
Duke Energy Corp. 3.75% 2024	110	115
E.ON International Finance BV 5.80% 2018[2]	25	27
Electricité de France SA 3.625% 2025[2]	35	36
MidAmerican Energy Holdings Co. 2.00% 2018	100	101
Niagara Mohawk Power Corp. 3.508% 2024[2]	85	88
Pacific Gas and Electric Co. 3.85% 2023	70	76
Pacific Gas and Electric Co. 2.95% 2026	25	25
Pacific Gas and Electric Co. 4.25% 2046	75	80
PacifiCorp. 3.35% 2025	30	32
PSEG Power LLC 2.75% 2016	15	15
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	105
		899
Industrials 0.40%
General Electric Capital Corp. 2.30% 2017	165	167
General Electric Capital Corp. 3.15% 2022	50	53
Lima Metro Line Finance Ltd. 5.875% 2034[2,4]	200	200
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	15	16
Red de Carreteras de Occidente 9.00% 2028[4]	MXN2,000	118
Union Pacific Corp. 2.95% 2023	$100	103
United Technologies Corp. 3.10% 2022	215	228
		895
Information technology 0.18%
International Business Machines Corp. 1.95% 2016	200	201
Samsung Electronics America, Inc. 1.75% 2017[2]	200	200
		401
Materials 0.04%
Monsanto Co. 4.40% 2044	100	93
Total corporate bonds & notes		15,955
Mortgage-backed obligations 2.77%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,4]	150	154
Fannie Mae 4.00% 2046[4,5]	1,380	1,473
Freddie Mac 3.50% 2046[4,5]	350	366
Government National Mortgage Assn. 4.00% 2045[4]	180	193
Government National Mortgage Assn. 4.50% 2045[4]	445	479
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[2,4]	230	230
Korea Housing Finance Corp. 2.50% 2020[2,4]	250	255
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	DKr13,911	2,107
Nykredit Realkredit AS, Series 01E, 2.50% 2037[4]	3,150	489
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	962	145
Realkredit Danmark AS, Series 22S, 2.00% 2037[4]	2,574	388
		6,279
Asset-backed obligations 0.14%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.886% 2020[4,6]	$200	200
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[2,4]	123	123
		323
Total bonds, notes & other debt instruments (cost: $77,982,000)		78,723
American Funds Insurance Series — Global Balanced Fund — Page 84 of 180

unaudited
Short-term securities 7.05%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.34%–0.40% due 4/22/2016–5/4/2016	$5,000	$4,999
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	3,800	3,800
Sumitomo Mitsui Banking Corp. 0.46% due 5/6/2016[2]	3,000	2,999
Total Capital Canada Ltd. 0.36% due 4/4/2016[2]	4,200	4,200
Total short-term securities (cost: $15,997,000)		15,998
Total investment securities 100.44% (cost: $208,725,000)		227,923
Other assets less liabilities (0.44)%		(1,002)
Net assets 100.00%		$226,921
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $11,739,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	4/11/2016	HSBC Bank	€249	$272	$11
Euros	4/11/2016	HSBC Bank	€185	$201	10
Euros	4/13/2016	JPMorgan Chase	€321	$352	13
Euros	4/20/2016	Citibank	€297	$337	2
Euros	4/25/2016	HSBC Bank	€469	$525	9
Euros	4/26/2016	UBS AG	€325	$359	11
Euros	4/29/2016	UBS AG	€182	$202	6
Japanese yen	4/8/2016	HSBC Bank	¥43,305	$380	4
Japanese yen	4/11/2016	UBS AG	¥58,364	$513	6
Japanese yen	4/13/2016	HSBC Bank	¥76,266	$672	6
Japanese yen	4/15/2016	HSBC Bank	¥36,272	$318	4
Japanese yen	4/15/2016	Bank of America, N.A.	¥24,824	$218	3
Japanese yen	4/18/2016	HSBC Bank	¥22,250	$196	2
Japanese yen	4/21/2016	HSBC Bank	¥51,037	$450	4
Japanese yen	5/19/2016	UBS AG	¥45,688	$410	(4)
Norwegian kroner	4/18/2016	JPMorgan Chase	NKr2,132	$250	8
Swedish kronor	4/18/2016	Bank of America, N.A.	SKr1,270	$150	6
					$101
Sales:
British pounds	4/7/2016	UBS AG	$352	£250	$(7)
British pounds	4/12/2016	Bank of America, N.A.	€129	£100	4
British pounds	4/18/2016	HSBC Bank	$348	£245	(4)
British pounds	4/22/2016	JPMorgan Chase	¥32,286	£200	—[7]
British pounds	4/25/2016	UBS AG	NKr3,025	£250	7
British pounds	4/27/2016	JPMorgan Chase	€348	£275	2
Danish kroner	4/13/2016	Citibank	NKr1,515	DKr1,200	—[7]
Euros	4/18/2016	HSBC Bank	NKr3,048	€325	(2)
Japanese yen	4/13/2016	Bank of New York Mellon	$404	¥46,000	(5)
Japanese yen	4/28/2016	JPMorgan Chase	$1,111	¥125,000	(1)
Malaysian ringgits	4/14/2016	JPMorgan Chase	$167	MYR700	(13)
American Funds Insurance Series — Global Balanced Fund — Page 85 of 180

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Polish zloty	4/18/2016	Barclays Bank PLC	$252	PLN975	$(9)
Polish zloty	4/18/2016	JPMorgan Chase	$711	PLN2,750	(26)
South African rand	4/5/2016	JPMorgan Chase	$111	ZAR1,750	(7)
South African rand	4/6/2016	Bank of America, N.A.	$73	ZAR1,150	(5)
Swedish kronor	4/13/2016	HSBC Bank	€107	SKr1,000	(1)
Swedish kronor	4/13/2016	Citibank	$341	SKr2,900	(17)
					$(84)
Forward currency contracts — net					$17
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,888,000, which represented 4.80% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Amount less than one thousand.

Key to abbreviations and symbols
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
GBP/£ = British pounds
INR = Indian rupees
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor
TBA = To-be-announced
ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 86 of 180

Bond Fund
Investment portfolio
March 31, 2016
unaudited
Bonds, notes & other debt instruments 95.93% U.S. Treasury bonds & notes 33.40% U.S. Treasury 30.93%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016[1]	$25,000	$25,025
U.S. Treasury 8.75% 2017	50,000	54,553
U.S. Treasury 1.375% 2018	69,250	70,198
U.S. Treasury 1.50% 2018	86,875	88,372
U.S. Treasury 1.50% 2019	74,375	75,746
U.S. Treasury 1.625% 2019	216,250	221,040
U.S. Treasury 1.625% 2019	152,625	156,035
U.S. Treasury 1.625% 2019	87,900	89,801
U.S. Treasury 1.125% 2020	67,300	67,455
U.S. Treasury 1.25% 2020[1]	88,700	89,350
U.S. Treasury 1.25% 2020	44,425	44,736
U.S. Treasury 1.375% 2020	68,250	68,966
U.S. Treasury 1.75% 2020	200,000	204,998
U.S. Treasury 2.00% 2020	17,000	17,620
U.S. Treasury 8.75% 2020	40,000	52,926
U.S. Treasury 1.125% 2021	186,783	186,118
U.S. Treasury 1.375% 2021	23,060	23,236
U.S. Treasury 3.625% 2021	7,500	8,352
U.S. Treasury 1.625% 2022	22,776	22,957
U.S. Treasury 2.00% 2022	300,000	309,288
U.S. Treasury 2.125% 2022	150,000	155,923
U.S. Treasury 1.50% 2023	268,750	268,145
U.S. Treasury 1.50% 2023	140,750	140,387
U.S. Treasury 1.75% 2023	47,000	47,678
U.S. Treasury 2.00% 2025	51,550	52,570
U.S. Treasury 2.125% 2025	92,650	95,572
U.S. Treasury 1.625% 2026	19,994	19,721
U.S. Treasury 6.125% 2027	25,000	36,041
U.S. Treasury 3.625% 2043	75,400	91,611
U.S. Treasury 2.875% 2045	413	435
U.S. Treasury 3.00% 2045	289,447	312,649
U.S. Treasury 2.50% 2046	29,275	28,555
		3,126,059
U.S. Treasury inflation-protected securities 2.47%
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	35,738	37,555
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,300	3,331
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	49,851	52,173
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	4,774	5,600
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	6,783	8,756
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	58,109	56,568
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	17,123	19,229
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	63,209	66,077
		249,289
Total U.S. Treasury bonds & notes		3,375,348
American Funds Insurance Series — Bond Fund — Page 87 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 29.81% Financials 7.46%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$2,105	$2,142
ACE INA Holdings Inc. 2.875% 2022	4,235	4,375
ACE INA Holdings Inc. 3.15% 2025	375	386
ACE INA Holdings Inc. 3.35% 2026	4,235	4,426
ACE INA Holdings Inc. 4.35% 2045	4,155	4,541
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,415	2,414
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,740
Alexandria Real Estate Equities, Inc. 4.30% 2026	65	67
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	151
American Campus Communities, Inc. 3.35% 2020	2,115	2,163
American Campus Communities, Inc. 3.75% 2023	4,050	4,105
American Campus Communities, Inc. 4.125% 2024	5,910	6,098
American Express Co. 6.15% 2017	2,500	2,660
American Express Co. 1.55% 2018	8,500	8,476
American Tower Corp. 3.40% 2019	7,525	7,727
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,251
Assicurazioni Generali SPA 10.125% 2042	3,800	5,663
AXA SA 8.60% 2030	$2,625	3,465
Bank of America Corp. 3.75% 2016	3,415	3,440
Bank of America Corp. 2.625% 2020	36,275	36,582
Bank of America Corp. 3.875% 2025	24,000	25,019
Bank of America Corp. 4.45% 2026	1,995	2,064
Bank of America Corp., Series L, 3.95% 2025	2,045	2,041
Bank of America Corp., Series AA, 6.10% (undated)	769	758
Bank of America Corp., Series DD, 6.30% (undated)	205	212
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	175	172
Bank of Nova Scotia 1.95% 2019	2,845	2,868
Bank of Nova Scotia 2.45% 2021	3,655	3,682
Barclays Bank PLC 10.179% 2021[3]	6,650	8,462
Barclays Bank PLC 3.65% 2025	980	921
Barclays Bank PLC 5.25% 2045	8,750	8,886
BB&T Corp. 2.45% 2020	5,200	5,295
Berkshire Hathaway Inc. 3.125% 2026	1,765	1,816
BNP Paribas, convertible bonds, 7.375% 2049[3]	1,250	1,211
BPCE SA group 5.70% 2023[3]	19,680	20,912
BPCE SA group 4.50% 2025[3]	725	719
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,086
CIT Group Inc. 3.875% 2019	5,000	5,000
CIT Group Inc., Series C, 5.50% 2019[3]	1,750	1,812
Citigroup Inc. 1.70% 2018	13,375	13,335
Citigroup Inc. 2.15% 2018	6,500	6,538
Citigroup Inc. 2.55% 2019	17,239	17,513
Citigroup Inc. 2.70% 2021	1,650	1,665
Citigroup Inc. 3.70% 2026	15,380	15,823
Citigroup Inc. 4.60% 2026	5,934	6,099
Citigroup Inc., Series P, 5.95% (undated)	1,567	1,510
CNA Financial Corp. 7.25% 2023	3,000	3,546
Corporate Office Properties LP 5.00% 2025	480	485
Credit Suisse Group AG 3.75% 2025	400	383
Crescent Resources 10.25% 2017[3]	1,350	1,342
DCT Industrial Trust Inc. 4.50% 2023	3,270	3,360
DDR Corp. 4.25% 2026	6,765	6,890
Developers Diversified Realty Corp. 7.50% 2017	2,650	2,792
Developers Diversified Realty Corp. 4.75% 2018	775	806
American Funds Insurance Series — Bond Fund — Page 88 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Developers Diversified Realty Corp. 7.875% 2020	$1,455	$1,751
EPR Properties 4.50% 2025	585	569
ERP Operating LP 3.00% 2023	2,735	2,780
Essex Portfolio L.P. 3.25% 2023	335	334
Essex Portfolio L.P. 3.875% 2024	1,000	1,035
Goldman Sachs Group, Inc. 2.875% 2021	23,726	24,181
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,779
Goldman Sachs Group, Inc. 3.85% 2024	7,525	7,792
Goldman Sachs Group, Inc. 3.50% 2025	9,200	9,307
Goldman Sachs Group, Inc. 3.75% 2026	5,850	5,998
Goldman Sachs Group, Inc. 4.75% 2045	5,270	5,532
Goldman Sachs Group, Inc. 5.15% 2045	750	765
Goodman Funding Pty Ltd. 6.00% 2022[3]	5,250	5,981
Hospitality Properties Trust 5.625% 2017	2,900	2,996
Hospitality Properties Trust 6.70% 2018	6,140	6,451
Hospitality Properties Trust 4.25% 2021	5,100	5,182
Hospitality Properties Trust 5.00% 2022	1,470	1,530
Hospitality Properties Trust 4.50% 2023	3,705	3,688
Hospitality Properties Trust 4.50% 2025	1,175	1,132
HSBC Holdings PLC 4.30% 2026	1,175	1,213
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,321
Intercontinentalexchange, Inc. 4.00% 2023	2,445	2,561
Intesa Sanpaolo SpA 5.017% 2024[3]	680	638
Iron Mountain Inc. 6.00% 2020[3]	1,500	1,588
iStar Financial Inc. 4.875% 2018	1,650	1,601
JPMorgan Chase & Co. 2.25% 2020	15,280	15,414
JPMorgan Chase & Co. 2.55% 2021	34,500	34,841
JPMorgan Chase & Co. 3.30% 2026	1,400	1,413
Kimco Realty Corp. 6.875% 2019	3,500	4,033
Kimco Realty Corp. 3.40% 2022	1,045	1,067
Leucadia National Corp. 5.50% 2023	520	490
Liberty Mutual Group Inc. 6.70% 2016[3]	3,750	3,824
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3]	1,505	1,738
MetLife Capital Trust X, junior subordinated 9.25% 2068[3]	300	408
MetLife Global Funding I 2.30% 2019[3]	675	686
MetLife Global Funding I 2.00% 2020[3]	7,785	7,753
MetLife Global Funding I 2.50% 2020[3]	750	763
Metlife, Inc. 3.60% 2025	3,590	3,685
Metlife, Inc. 4.60% 2046	195	201
MetLife, Inc. 5.25% 2049	450	431
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[3]	16,500	16,796
Mizuho Bank Ltd. 2.15% 2018[3]	8,250	8,259
Morgan Stanley 3.80% 2016	5,000	5,010
Morgan Stanley 2.125% 2018	7,500	7,563
Morgan Stanley 2.80% 2020	9,315	9,500
Morgan Stanley 3.875% 2026	19,780	20,684
National Australia Bank Ltd. 2.625% 2021	1,000	1,019
New York Life Global Funding 1.55% 2018[3]	2,000	2,006
New York Life Global Funding 2.10% 2019[3]	1,000	1,018
New York Life Global Funding 1.95% 2020[3]	145	145
NN Group NV, 4.50% (undated)	€8,750	9,696
Nordea Bank AB 2.50% 2020[3]	$7,425	7,526
Nordea Bank AB 4.875% 2021[3]	700	759
PNC Bank 2.40% 2019	10,507	10,732
American Funds Insurance Series — Bond Fund — Page 89 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Bank 2.30% 2020	$9,000	$9,099
PNC Bank 2.45% 2020	2,435	2,479
PNC Bank 2.60% 2020	1,700	1,739
PNC Financial Services Group, Inc. 2.854% 2022	6,050	6,129
PNC Financial Services Group, Inc. 3.90% 2024	1,000	1,054
PNC Funding Corp. 3.30% 2022	9,000	9,432
Prologis, Inc. 3.35% 2021	10,900	11,372
Prologis, Inc. 4.25% 2023	7,410	8,040
Prologis, Inc. 3.75% 2025	5,320	5,565
Prudential Financial, Inc. 4.60% 2044	375	377
QBE Insurance Group Ltd. 2.40% 2018[3]	5,710	5,734
Rabobank Nederland 2.50% 2021	1,280	1,295
Rabobank Nederland 4.625% 2023	10,210	10,799
Rabobank Nederland 4.375% 2025	3,975	4,118
Realogy Corp. 4.50% 2019[3]	500	516
Realogy Corp. 5.25% 2021[3]	925	960
Realogy Corp., Barclays PLC LOC, 4.40% 2016[4,5,6]	130	129
Royal Bank of Canada 1.50% 2018	2,700	2,708
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3]	2,450	2,683
RSA Insurance Group PLC 9.375% 2039	£6,450	10,857
Scentre Group 2.375% 2019[3]	$2,465	2,472
Scentre Group 2.375% 2021[3]	1,130	1,123
Scentre Group 3.25% 2025[3]	210	206
Scentre Group 3.50% 2025[3]	5,365	5,406
Select Income REIT 4.15% 2022	10,735	10,670
Select Income REIT 4.50% 2025	125	119
Simon Property Group, LP 10.35% 2019	5,655	6,978
Skandinaviska Enskilda 2.625% 2021	26,400	26,747
Sumitomo Mitsui Banking Corp. 2.45% 2020	4,250	4,297
Swedbank AB 2.65% 2021[3]	2,000	2,027
Travelers Property Casualty Corp. 4.30% 2045	3,610	3,921
UBS Group AG 2.41% 2021[3,4]	3,500	3,504
UBS Group AG 4.125% 2025[3]	700	703
UDR, Inc. 4.00% 2025	50	52
Unum Group 7.125% 2016	3,400	3,494
Unum Group 3.875% 2025	870	841
WEA Finance LLC 2.70% 2019[3]	5,675	5,719
WEA Finance LLC 3.25% 2020[3]	14,275	14,602
WEA Finance LLC 3.75% 2024[3]	515	525
Wells Fargo & Co. 2.50% 2021	690	700
		754,251
Health care 5.42%
AbbVie Inc. 1.80% 2018	5,900	5,943
AbbVie Inc. 2.50% 2020	17,215	17,554
AbbVie Inc. 2.90% 2022	11,365	11,586
AbbVie Inc. 3.20% 2022	1,970	2,041
AbbVie Inc. 3.60% 2025	4,000	4,209
AbbVie Inc. 4.50% 2035	4,810	5,015
AbbVie Inc. 4.70% 2045	6,390	6,824
Actavis Funding SCS 2.35% 2018	4,500	4,555
Actavis Funding SCS 3.00% 2020	8,000	8,252
Actavis Funding SCS 3.45% 2022	12,185	12,671
Actavis Funding SCS 3.80% 2025	19,385	20,210
American Funds Insurance Series — Bond Fund — Page 90 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Actavis Funding SCS 4.55% 2035	$9,860	$10,228
Actavis Funding SCS 4.75% 2045	15,095	16,054
Aetna Inc. 1.50% 2017	3,755	3,764
Amgen Inc. 2.125% 2020	5,700	5,778
Amgen Inc. 2.70% 2022	2,420	2,470
AstraZeneca PLC 2.375% 2020	2,250	2,298
AstraZeneca PLC 3.375% 2025	11,720	12,161
AstraZeneca PLC 4.375% 2045	565	603
Baxalta Inc. 5.25% 2045[3]	100	107
Bayer AG 2.375% 2019[3]	5,155	5,318
Bayer AG 3.375% 2024[3]	4,270	4,509
Becton, Dickinson and Co. 1.80% 2017	4,450	4,471
Becton, Dickinson and Co. 2.675% 2019	2,625	2,694
Becton, Dickinson and Co. 3.734% 2024	5,400	5,762
Becton, Dickinson and Co. 4.685% 2044	7,845	8,510
Biogen Inc. 2.90% 2020	5,000	5,153
Biogen Inc. 3.625% 2022	3,735	3,957
Biogen Inc. 4.05% 2025	9,965	10,675
Biogen Inc. 5.20% 2045	2,280	2,540
Boston Scientific Corp. 2.85% 2020	470	478
Boston Scientific Corp. 6.00% 2020	3,675	4,153
Boston Scientific Corp. 3.375% 2022	700	716
Boston Scientific Corp. 3.85% 2025	500	520
Cardinal Health, Inc. 1.90% 2017	4,710	4,743
Cardinal Health, Inc. 1.70% 2018	1,400	1,404
Celgene Corp. 3.875% 2025	600	632
Celgene Corp. 4.625% 2044	930	951
Celgene Corp. 5.00% 2045	20,350	22,098
Centene Corp. 5.625% 2021[3]	2,080	2,174
Centene Corp. 6.125% 2024[3]	550	580
Concordia Healthcare Corp. 9.50% 2022[3]	710	689
Concordia Healthcare Corp. 7.00% 2023[3]	275	237
DJO Finco Inc. 8.125% 2021[3]	835	743
EMD Finance LLC 2.40% 2020[3]	15,295	15,291
EMD Finance LLC 2.95% 2022[3]	4,200	4,295
EMD Finance LLC 3.25% 2025[3]	19,615	19,620
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	1,545	1,462
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	685	651
Express Scripts Inc. 2.65% 2017	6,250	6,333
Gilead Sciences, Inc. 3.25% 2022	2,255	2,384
Gilead Sciences, Inc. 3.70% 2024	3,200	3,437
Gilead Sciences, Inc. 3.65% 2026	2,560	2,728
Gilead Sciences, Inc. 4.60% 2035	2,910	3,165
Gilead Sciences, Inc. 4.75% 2046	3,390	3,731
HCA Inc. 6.50% 2020	1,550	1,705
HCA Inc. 5.25% 2025	10,000	10,325
HCA Inc. 5.25% 2026	400	411
Hologic, Inc. 5.25% 2022[3]	220	230
Humana Inc. 3.85% 2024	7,500	7,859
Humana Inc. 4.95% 2044	8,495	8,730
inVentiv Health Inc. 10.00% 2018[3,7]	4,047	4,108
Johnson & Johnson 1.65% 2021	775	780
Johnson & Johnson 2.45% 2026	3,725	3,748
Johnson & Johnson 3.55% 2036	445	463
American Funds Insurance Series — Bond Fund — Page 91 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Johnson & Johnson 3.70% 2046	$1,055	$1,111
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,239
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,004
Kinetic Concepts, Inc. 7.875% 2021[3]	575	609
Laboratory Corporation of America Holdings 3.20% 2022	305	310
Laboratory Corporation of America Holdings 3.60% 2025	4,465	4,530
Laboratory Corporation of America Holdings 4.70% 2045	14,360	14,389
Mallinckrodt PLC 5.625% 2023[3]	850	776
McKesson Corp. 2.284% 2019	8,510	8,614
McKesson Corp. 3.796% 2024	6,245	6,530
McKesson Corp. 4.883% 2044	600	640
MEDNAX, Inc. 5.25% 2023[3]	130	136
Medtronic, Inc. 3.50% 2025	11,500	12,290
Medtronic, Inc. 4.625% 2045	17,825	19,964
Molina Healthcare, Inc. 5.375% 2022[3]	765	790
Novartis Capital Corp. 4.00% 2045	2,000	2,147
Ortho-Clinical Diagnostics Inc. 6.625% 2022[3]	1,475	1,117
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[4,5,6]	788	727
Pfizer Inc. 7.20% 2039	1,330	1,948
Quintiles Transnational Corp. 4.875% 2023[3]	400	411
Roche Holdings, Inc. 2.25% 2019[3]	15,080	15,552
Roche Holdings, Inc. 2.875% 2021[3]	6,875	7,217
St. Jude Medical, Inc. 3.875% 2025	5,130	5,357
Stryker Corp. 2.625% 2021	330	337
Tenet Healthcare Corp. 6.75% 2023	905	871
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	535
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,434
Tenet Healthcare Corp., First Lien, 4.50% 2021	625	631
Thermo Fisher Scientific Inc. 1.30% 2017	310	310
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,103
Thermo Fisher Scientific Inc. 5.30% 2044	2,030	2,267
UnitedHealth Group Inc. 1.40% 2017	3,020	3,032
UnitedHealth Group Inc. 1.90% 2018	6,820	6,930
UnitedHealth Group Inc. 2.70% 2020	6,035	6,275
UnitedHealth Group Inc. 3.35% 2022	4,585	4,879
UnitedHealth Group Inc. 3.75% 2025	5,610	6,055
UnitedHealth Group Inc. 3.10% 2026	4,015	4,116
UnitedHealth Group Inc. 4.625% 2035	6,105	6,823
UnitedHealth Group Inc. 4.75% 2045	4,625	5,318
VPI Escrow Corp. 6.75% 2018[3]	3,000	2,737
VPI Escrow Corp. 6.375% 2020[3]	835	697
VRX Escrow Corp. 5.375% 2020[3]	1,735	1,423
VRX Escrow Corp. 5.875% 2023[3]	810	639
VRX Escrow Corp. 6.125% 2025[3]	555	429
WellPoint, Inc. 2.30% 2018	7,440	7,529
WellPoint, Inc. 2.25% 2019	1,250	1,258
Zimmer Holdings, Inc. 3.15% 2022	8,145	8,281
Zimmer Holdings, Inc. 3.55% 2025	9,500	9,621
Zimmer Holdings, Inc. 4.25% 2035	3,825	3,748
Zoetis Inc. 4.50% 2025	1,500	1,608
		547,780
American Funds Insurance Series — Bond Fund — Page 92 of 180

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 3.67%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	$550	$99
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	1,875	84
American Energy (Permian Basin) 7.125% 2020[3]	2,075	633
American Energy (Permian Basin) 7.375% 2021[3]	725	225
Anadarko Petroleum Corp. 6.375% 2017	10,000	10,476
Anadarko Petroleum Corp. 4.85% 2021	310	316
Anadarko Petroleum Corp. 5.55% 2026	810	820
Anadarko Petroleum Corp. 6.60% 2046	2,610	2,674
Arch Coal, Inc. 7.00% 2019[8]	1,875	13
Arch Coal, Inc. 7.25% 2021[8]	1,525	12
Baytex Energy Corp. 5.125% 2021[3]	300	213
Baytex Energy Corp. 5.625% 2024[3]	700	474
Boardwalk Pipeline Partners 3.375% 2023	2,750	2,325
Boardwalk Pipelines, LP 4.95% 2024	2,040	1,870
Canadian Natural Resources Ltd. 3.80% 2024	280	252
Cenovus Energy Inc. 3.80% 2023	1,120	1,008
Chevron Corp. 2.355% 2022	5,000	5,004
Chevron Corp. 2.411% 2022	3,630	3,694
Columbia Pipeline Partners LP 2.45% 2018[3]	6,700	6,637
Columbia Pipeline Partners LP 3.30% 2020[3]	975	970
Columbia Pipeline Partners LP 4.50% 2025[3]	1,215	1,209
Columbia Pipeline Partners LP 5.80% 2045[3]	1,910	1,942
Concho Resources Inc. 5.50% 2023	400	394
ConocoPhillips 4.20% 2021	765	799
ConocoPhillips 4.95% 2026	4,825	5,049
ConocoPhillips 5.95% 2046	315	339
Denbury Resources Inc. 4.625% 2023	1,000	425
Devon Energy Corp. 2.25% 2018	7,310	6,828
Devon Energy Corp. 3.25% 2022	2,200	1,864
Devon Energy Corp. 5.00% 2045	2,050	1,535
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,236
Ecopetrol SA 5.375% 2026	630	574
Ecopetrol SA 5.875% 2045	1,245	986
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,748
Enbridge Energy Partners, LP 4.375% 2020	8,905	8,704
Enbridge Energy Partners, LP 5.20% 2020	5,655	5,670
Enbridge Energy Partners, LP 4.20% 2021	9,025	8,581
Enbridge Energy Partners, LP 5.875% 2025	15,225	15,386
Enbridge Energy Partners, LP 7.375% 2045	24,160	24,497
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,173
Enbridge Inc. 4.00% 2023	7,030	6,699
Enbridge Inc. 4.50% 2044	5,250	4,194
Energy Transfer Partners, LP 4.75% 2026	1,150	1,057
Energy Transfer Partners, LP 6.125% 2045	18,000	16,212
EnLink Midstream Partners, LP 2.70% 2019	155	139
EnLink Midstream Partners, LP 4.40% 2024	365	294
EnLink Midstream Partners, LP 4.15% 2025	280	217
EnLink Midstream Partners, LP 5.05% 2045	1,015	685
Ensco PLC 5.20% 2025	1,810	1,018
Ensco PLC 5.75% 2044	285	141
Enterprise Products Operating LLC 3.70% 2026	2,105	2,094
Enterprise Products Operating LLC 4.85% 2044	2,215	2,086
Enterprise Products Operating LLC 4.90% 2046	315	304
EOG Resources, Inc. 4.15% 2026	640	665
American Funds Insurance Series — Bond Fund — Page 93 of 180

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EP Energy Corp. 6.375% 2023	$675	$314
Exxon Mobil Corp. 1.708% 2019	7,000	7,090
Exxon Mobil Corp. 2.222% 2021	6,430	6,547
Exxon Mobil Corp. 2.726% 2023	7,000	7,128
Exxon Mobil Corp. 3.043% 2026	5,650	5,793
Exxon Mobil Corp. 4.114% 2046	850	904
Halliburton Co. 3.375% 2022	5,395	5,497
Halliburton Co. 3.80% 2025	5,055	5,064
Halliburton Co. 4.85% 2035	740	741
Halliburton Co. 5.00% 2045	1,240	1,219
Husky Energy Inc. 7.25% 2019	3,390	3,751
Jupiter Resources Inc. 8.50% 2022[3]	2,000	1,070
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,369
Kinder Morgan Energy Partners, LP 3.50% 2021	555	535
Kinder Morgan Energy Partners, LP 4.25% 2024	300	285
Kinder Morgan Energy Partners, LP 6.50% 2037	900	857
Kinder Morgan Energy Partners, LP 5.40% 2044	5,345	4,634
Kinder Morgan Energy Partners, LP 5.50% 2044	1,245	1,105
Kinder Morgan, Inc. 4.30% 2025	9,935	9,472
Kinder Morgan, Inc. 5.30% 2034	760	659
Kinder Morgan, Inc. 5.55% 2045	8,400	7,492
Matador Resources Co. 6.875% 2023	150	144
NGL Energy Partners LP 6.875% 2021	1,000	595
NGPL PipeCo LLC 7.119% 2017[3]	3,025	2,938
NGPL PipeCo LLC 9.625% 2019[3]	3,350	3,300
Noble Corp PLC 5.00% 2018	430	400
Noble Corp PLC 5.95% 2025	1,995	1,299
Noble Corp PLC 6.95% 2045	1,760	989
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,5]	3,925	1,276
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,5]	2,511	577
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[3,5]	203	47
PDC Energy Inc. 7.75% 2022	1,775	1,779
Peabody Energy Corp. 6.00% 2018	3,300	243
Peabody Energy Corp. 6.50% 2020	500	38
Petrobras Global Finance Co. 6.85% 2115	335	232
Petrobras International Finance Co. 5.375% 2021	2,360	1,943
Petróleos Mexicanos 6.375% 2021[3]	420	449
Petróleos Mexicanos 6.875% 2026[3]	580	629
Petróleos Mexicanos 7.47% 2026	MXN295,000	14,447
Petróleos Mexicanos 5.625% 2046	$330	279
Phillips 66 Partners LP 3.605% 2025	345	314
Phillips 66 Partners LP 4.68% 2045	125	104
Pioneer Natural Resources Co. 3.45% 2021	185	184
Pioneer Natural Resources Co. 4.45% 2026	725	732
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,5]	1,487	1,123
Range Resources Corp. 4.875% 2025[3]	2,075	1,826
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5]	522	558
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,875	1,856
Rice Energy Inc. 6.25% 2022	1,075	941
Rice Energy Inc. 7.25% 2023	150	132
Sabine Pass Liquefaction, LLC 5.625% 2021	1,800	1,739
Sabine Pass Liquefaction, LLC 5.625% 2023	1,150	1,101
Sabine Pass Liquefaction, LLC 5.75% 2024	820	787
Samson Investment Co. 9.75% 2020	1,200	3
American Funds Insurance Series — Bond Fund — Page 94 of 180

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Samson Investment Co., Term Loan B, 5.00% 2018[4,5,6,8]	$150	$2
Schlumberger BV 3.00% 2020[3]	1,330	1,350
Schlumberger BV 3.625% 2022[3]	1,167	1,202
Schlumberger BV 4.00% 2025[3]	9,430	9,752
Seven Generations Energy Ltd. 6.75% 2023[3]	175	167
Shell International Finance BV 2.25% 2020	1,190	1,206
SM Energy Co. 5.625% 2025	425	297
Southwestern Energy Co. 4.95% 2025	12,720	8,777
Spectra Energy Partners, LP 2.95% 2018	1,615	1,623
TC PipeLines, LP 4.375% 2025	1,700	1,478
Teekay Corp. 8.50% 2020[3]	625	434
Total Capital Canada Ltd. 2.75% 2023	2,140	2,139
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	6,345	4,315
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	600	530
Transocean Inc. 7.125% 2021	1,410	955
Transocean Inc. 4.30% 2022	2,195	1,224
Western Gas Partners LP 2.60% 2018	280	266
Western Gas Partners LP 3.95% 2025	665	571
Williams Partners LP 5.25% 2020	3,000	2,878
Williams Partners LP 3.60% 2022	4,750	3,905
Williams Partners LP 4.50% 2023	500	426
Williams Partners LP 4.30% 2024	10,060	8,383
Williams Partners LP 4.00% 2025	7,250	5,847
Williams Partners LP 5.40% 2044	555	417
Williams Partners LP 4.90% 2045	455	327
Williams Partners LP 5.10% 2045	13,505	9,751
		370,295
Consumer staples 3.34%
Altria Group, Inc. 2.85% 2022	5,000	5,175
Altria Group, Inc. 9.95% 2038	3,200	5,646
Altria Group, Inc. 10.20% 2039	3,100	5,697
Altria Group, Inc. 4.50% 2043	3,000	3,237
Altria Group, Inc. 5.375% 2044	12,810	15,717
Anheuser-Busch InBev NV 1.90% 2019	2,450	2,486
Anheuser-Busch InBev NV 2.65% 2021	13,100	13,476
Anheuser-Busch InBev NV 3.30% 2023	24,945	25,964
Anheuser-Busch InBev NV 3.65% 2026	26,865	28,287
Anheuser-Busch InBev NV 4.70% 2036	14,305	15,493
Anheuser-Busch InBev NV 4.90% 2046	9,060	10,148
British American Tobacco International Finance PLC 9.50% 2018[3]	14,137	16,835
British American Tobacco International Finance PLC 2.75% 2020[3]	5,550	5,713
British American Tobacco International Finance PLC 3.50% 2022[3]	4,020	4,282
British American Tobacco International Finance PLC 3.95% 2025[3]	5,550	6,085
CVS Caremark Corp. 1.90% 2018	4,550	4,620
CVS Caremark Corp. 2.80% 2020	4,550	4,729
CVS Caremark Corp. 3.50% 2022	4,550	4,887
CVS Caremark Corp. 5.125% 2045	1,940	2,257
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,360	3,372
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,835	2,885
Kroger Co. 2.00% 2019	4,005	4,064
Kroger Co. 2.60% 2021	9,500	9,797
Kroger Co. 3.50% 2026	2,020	2,128
Kroger Co. 5.15% 2043	2,950	3,435
American Funds Insurance Series — Bond Fund — Page 95 of 180

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Pernod Ricard SA 4.45% 2022[3]	$22,870	$24,731
Philip Morris International Inc. 1.875% 2021	500	503
Philip Morris International Inc. 4.25% 2044	11,750	12,472
Reynolds American Inc. 2.30% 2018	1,790	1,827
Reynolds American Inc. 3.25% 2020	4,960	5,196
Reynolds American Inc. 3.25% 2022	2,250	2,368
Reynolds American Inc. 4.00% 2022	4,330	4,714
Reynolds American Inc. 4.85% 2023	6,430	7,278
Reynolds American Inc. 4.45% 2025	22,372	24,671
Reynolds American Inc. 5.70% 2035	2,085	2,446
Reynolds American Inc. 6.15% 2043	3,800	4,693
Reynolds American Inc. 5.85% 2045	14,205	17,332
SABMiller Holdings Inc. 2.45% 2017[3]	7,410	7,479
Tyson Foods, Inc. 3.95% 2024	200	214
WM. Wrigley Jr. Co 3.375% 2020[3]	14,100	14,705
		337,044
Consumer discretionary 3.26%
21st Century Fox America, Inc. 4.95% 2045	2,075	2,228
Amazon.com, Inc. 4.95% 2044	1,180	1,365
AOL Time Warner Inc. 7.625% 2031	1,750	2,240
Boyd Gaming Corp. 6.875% 2023	2,525	2,702
Burger King Corp. 6.00% 2022[3]	2,075	2,163
CBS Outdoor Americas Inc. 5.625% 2024	400	418
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	6,805	6,962
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	860	902
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	1,345	1,421
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[3]	2,000	2,040
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	8,125	8,430
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	1,725	1,716
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	646
Comcast Corp. 3.15% 2026	1,305	1,360
Cumulus Media Holdings Inc. 7.75% 2019	1,715	660
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,6]	1,697	1,154
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	8,000	8,051
DaimlerChrysler North America Holding Corp. 1.476% 2018[3,4]	7,500	7,476
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	21,000	21,489
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	755	767
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	5,500	5,617
Delta 2 (Formula One), Term Loan B, 7.75% 2022[4,5,6]	475	438
DISH DBS Corp. 4.25% 2018	5,000	5,136
Dollar General Corp. 4.125% 2017	622	642
Dollar General Corp. 1.875% 2018	1,211	1,219
Family Tree Escrow LLC 5.75% 2023[3]	1,225	1,304
Ford Motor Credit Co. 2.551% 2018	1,325	1,331
Ford Motor Credit Co. 2.375% 2019	18,650	18,778
Ford Motor Credit Co. 2.597% 2019	10,910	10,970
Ford Motor Credit Co. 3.157% 2020	500	511
Ford Motor Credit Co. 3.20% 2021	4,300	4,404
Ford Motor Credit Co. 3.219% 2022	7,315	7,465
Ford Motor Credit Co. 4.134% 2025	20,000	20,827
Gannett Co., Inc. 5.125% 2019	1,130	1,184
Gannett Co., Inc. 4.875% 2021[3]	290	299
General Motors Co. 6.60% 2036	620	684
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Co. 6.75% 2046	$395	$451
General Motors Financial Co. 3.70% 2020	16,575	16,916
General Motors Financial Co. 4.375% 2021	1,100	1,139
General Motors Financial Co. 4.30% 2025	710	704
General Motors Financial Co. 5.25% 2026	750	789
Home Depot, Inc. 2.00% 2021	320	324
Home Depot, Inc. 4.40% 2021	7,500	8,407
Home Depot, Inc. 3.35% 2025	3,945	4,282
Home Depot, Inc. 4.25% 2046	500	552
Hyundai Capital America 2.60% 2020[3]	325	326
Limited Brands, Inc. 6.625% 2021	1,224	1,383
McDonald’s Corp. 4.70% 2035	5,935	6,400
McDonald’s Corp. 4.875% 2045	7,205	7,905
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,000	1,028
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,029
MGM Resorts International 7.75% 2022	2,000	2,245
NBC Universal Enterprise, Inc. 5.25% 2049[3]	2,375	2,452
NBCUniversal Media, LLC 5.15% 2020	10,000	11,378
Needle Merger Sub Corp. 8.125% 2019[3]	3,500	3,237
Neiman Marcus Group LTD Inc. 8.75% 2021[3,7]	1,160	900
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,6]	3,700	3,399
Newell Rubbermaid Inc. 2.60% 2019	1,355	1,376
Newell Rubbermaid Inc. 3.15% 2021	1,355	1,394
Newell Rubbermaid Inc. 3.85% 2023	3,100	3,221
Newell Rubbermaid Inc. 4.20% 2026	5,790	6,068
Newell Rubbermaid Inc. 5.375% 2036	980	1,044
Newell Rubbermaid Inc. 5.50% 2046	9,630	10,465
News America Inc. 4.00% 2023	1,100	1,187
NIKE, Inc. 3.875% 2045	13,700	14,377
PETCO Animal Supplies, Inc., Term Loan B-1, 5.75% 2023[4,5,6]	225	225
PETsMART, Inc. 7.125% 2023[3]	425	452
Playa Resorts Holding BV 8.00% 2020[3]	2,475	2,456
RCI Banque 3.50% 2018[3]	8,280	8,522
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	321
Schaeffler Holding Finance BV 6.25% 2019[3,7]	2,500	2,625
Seminole Tribe of Florida 7.804% 2020[3,5]	645	668
Starbucks Corp. 2.10% 2021	485	494
Starbucks Corp. 4.30% 2045	205	229
Target Corp. 6.00% 2018	3,000	3,266
Thomson Reuters Corp. 1.30% 2017	285	285
Thomson Reuters Corp. 1.65% 2017	5,445	5,454
Thomson Reuters Corp. 4.30% 2023	240	255
Time Warner Inc. 6.20% 2040	5,450	6,276
Toyota Motor Credit Corp. 2.125% 2019	500	512
Univision Communications Inc. 8.50% 2021[3]	2,000	2,047
Univision Communications Inc. 5.125% 2025[3]	555	549
Volkswagen Group of America Finance, LLC 1.25% 2017[3]	4,445	4,415
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	520	517
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	3,055	2,997
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,384
Walt Disney Co. 5.50% 2019	5,000	5,632
Warner Music Group 5.625% 2022[3]	1,000	1,018
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	825	834
Wynn Macau, Ltd. 5.25% 2021[3]	3,100	2,937
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
ZF Friedrichshafen AG 4.50% 2022[3]	$1,350	$1,382
ZF Friedrichshafen AG 4.75% 2025[3]	1,200	1,198
		329,327
Utilities 2.96%
AES Corp. 8.00% 2020	500	570
AES Corp. 7.375% 2021	1,475	1,659
American Electric Power Co. 1.65% 2017	2,870	2,854
American Electric Power Co. 2.95% 2022	2,000	2,029
Berkshire Hathaway Energy Co. 3.50% 2025	5,565	5,888
Berkshire Hathaway Energy Co. 4.50% 2045	6,095	6,517
Boston Gas Co. 4.487% 2042[3]	470	478
Calpine Corp. 5.375% 2023	910	887
Calpine Corp. 7.875% 2023[3]	773	823
Calpine Corp. 5.50% 2024	335	323
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	8,799
CMS Energy Corp. 8.75% 2019	6,984	8,449
CMS Energy Corp. 5.05% 2022	16,788	18,814
CMS Energy Corp. 3.875% 2024	3,595	3,810
CMS Energy Corp. 3.60% 2025	190	197
CMS Energy Corp. 4.875% 2044	1,000	1,068
Comision Federal de Electricidad 4.875% 2024[3]	600	619
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	5,645	5,737
Dominion Gas Holdings LLC 3.60% 2024	6,506	6,695
Dominion Resources, Inc. 4.104% 2021	1,705	1,746
Duke Energy Corp. 3.75% 2024	5,391	5,648
Duke Energy Corp. 4.80% 2045[9]	2,250	2,469
Dynegy Finance Inc. 6.75% 2019	380	380
Dynegy Finance Inc. 7.375% 2022	1,125	1,046
Dynegy Finance Inc. 7.625% 2024	1,130	1,031
EDP Finance BV 4.90% 2019[3]	10,000	10,462
Electricité de France SA 2.15% 2019[3]	145	147
Electricité de France SA 5.25% 2055[3]	500	492
Enel Società per Azioni 8.75% 2073[3]	1,000	1,117
Iberdrola Finance Ireland 5.00% 2019[3]	1,825	2,001
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,343
MidAmerican Energy Holdings Co. 3.75% 2023	5,890	6,298
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	16,776
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,328
Niagara Mohawk Power Corp. 3.508% 2024[3]	7,875	8,155
Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	1,034
Northeast Utilities 3.15% 2025	1,640	1,637
NV Energy, Inc 6.25% 2020	9,775	11,304
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,457
Pacific Gas and Electric Co. 3.25% 2023	5,815	6,035
Pacific Gas and Electric Co. 3.40% 2024	850	889
Pacific Gas and Electric Co. 4.75% 2044	336	384
Pacific Gas and Electric Co. 4.30% 2045	834	902
PG&E Corp. 2.40% 2019	3,810	3,864
Progress Energy, Inc. 7.05% 2019	3,180	3,624
Progress Energy, Inc. 7.75% 2031	1,920	2,616
PSEG Power LLC 2.75% 2016	3,400	3,428
Public Service Co. of Colorado 5.80% 2018	7,860	8,606
Public Service Co. of Colorado 3.20% 2020	5,000	5,277
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Puget Energy Inc. 3.65% 2025	$3,000	$3,026
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,896	6,846
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,286	9,453
Puget Sound Energy, Inc., First Lien, 5.625% 2022	8,104	9,092
Southern Co. 2.15% 2019	10,675	10,735
Tampa Electric Co. 2.60% 2022	5,250	5,227
Teco Finance, Inc. 5.15% 2020	3,966	4,318
TXU, Term Loan, 4.65% 2017[4,5,6,8]	3,749	1,070
Virginia Electric and Power Co. 1.20% 2018	2,700	2,692
Virginia Electric and Power Co. 4.45% 2044	8,295	9,088
Xcel Energy Inc 2.40% 2021	11,800	11,949
Xcel Energy Inc. 4.70% 2020	12,750	14,006
Xcel Energy Inc. 3.30% 2025	5,850	6,013
		299,227
Telecommunication services 1.64%
Altice Financing SA 6.625% 2023[3]	2,650	2,670
Altice Finco SA 6.50% 2022[3]	300	307
Altice Finco SA 7.625% 2025[3]	250	241
Altice Finco SA, First Lien, 7.75% 2022[3]	1,000	989
AT&T Inc. 1.40% 2017	3,615	3,616
AT&T Inc. 2.80% 2021	570	584
AT&T Inc. 3.00% 2022	12,375	12,579
AT&T Inc. 4.125% 2026	11,800	12,492
AT&T Inc. 4.50% 2035	5,905	5,851
AT&T Inc. 4.80% 2044	1,235	1,213
AT&T Inc. 4.35% 2045	5,934	5,480
AT&T Inc. 4.75% 2046	14,276	13,985
CenturyLink, Inc. 7.50% 2024	4,975	4,994
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	1,705
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,495	5,497
Deutsche Telekom International Finance BV 9.25% 2032	5,878	9,096
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,555
France Télécom 9.00% 2031	1,580	2,404
Frontier Communications Corp. 8.875% 2020[3]	300	314
Frontier Communications Corp. 9.25% 2021	2,100	2,150
Frontier Communications Corp. 8.75% 2022	425	415
Frontier Communications Corp. 10.50% 2022[3]	8,525	8,770
Frontier Communications Corp. 11.00% 2025[3]	3,119	3,146
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,901
MetroPCS Wireless, Inc. 6.625% 2023	8,275	8,751
Numericable Group SA 6.00% 2022[3]	700	686
Orange SA 2.75% 2019	3,570	3,683
Sprint Nextel Corp. 7.00% 2020	2,000	1,600
Sprint Nextel Corp. 7.25% 2021	1,925	1,480
Sprint Nextel Corp. 11.50% 2021	925	828
Sprint Nextel Corp. 7.875% 2023	2,500	1,919
T-Mobile US, Inc. 6.50% 2026	300	313
Verizon Communications Inc. 4.272% 2036	20,181	20,151
Verizon Communications Inc. 4.522% 2048	18,610	18,727
Wind Acquisition SA 4.75% 2020[3]	2,850	2,707
Wind Acquisition SA 7.375% 2021[3]	2,500	2,275
		166,074
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 1.04%	Principal amount (000)	Value (000)
AerCap Holdings NV 2.75% 2017	$150	$150
Atlas Copco AB 5.60% 2017[3]	2,340	2,431
BNSF Funding Trust I 6.613% 2055	1,680	1,819
Canadian National Railway Co. 5.55% 2018	5,000	5,414
Canadian Pacific Railway Ltd. 4.80% 2035	165	170
CEVA Group PLC 7.00% 2021[3]	775	622
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[4,5,6]	853	712
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	882	736
CEVA Group PLC, Term Loan, 6.50% 2021[4,5,6]	152	127
CEVA Group PLC, Term Loan B, 6.50% 2021[4,5,6]	1,217	1,015
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[5]	38	38
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	57	58
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[5]	31	32
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	228	232
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	486	497
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	440	471
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	251	261
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	1,433	1,554
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	669	736
Corporate Risk Holdings LLC 9.50% 2019[3]	1,804	1,542
Corporate Risk Holdings LLC 13.50% 2020[3,7,9]	374	348
DAE Aviation Holdings, Inc. 10.00% 2023[3]	620	595
European Aeronautic Defence and Space Company 2.70% 2023[3]	7,500	7,618
Gates Global LLC 6.00% 2022[3]	1,050	903
Gates Global LLC, Term Loan B, 4.25% 2021[4,5,6]	1	1
General Electric Capital Corp. 0.964% 2016[3]	5,154	5,154
General Electric Capital Corp. 2.342% 2020[3]	4,788	4,913
General Electric Capital Corp. 3.10% 2023	1,850	1,961
General Electric Capital Corp. 3.373% 2025[3]	4,815	5,147
General Electric Co. 2.70% 2022	5,000	5,204
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[4,5,6,8,9]	27	—
HD Supply, Inc. 5.25% 2021[3]	825	869
HD Supply, Inc. 5.75% 2024[3]	2,600	2,678
KLX Inc. 5.875% 2022[3]	960	955
LMI Aerospace Inc. 7.375% 2019	1,450	1,370
Lockheed Martin Corp. 1.85% 2018	2,100	2,126
Lockheed Martin Corp. 2.50% 2020	3,660	3,754
Lockheed Martin Corp. 3.10% 2023	2,195	2,281
Lockheed Martin Corp. 3.55% 2026	5,415	5,743
Lockheed Martin Corp. 4.50% 2036	3,355	3,622
Lockheed Martin Corp. 4.70% 2046	8,635	9,698
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	1,250	1,287
R.R. Donnelley & Sons Co. 6.50% 2023	625	537
Republic Services, Inc. 5.00% 2020	5,000	5,481
Siemens AG 2.15% 2020[3]	4,500	4,571
Siemens AG 2.90% 2022[3]	4,500	4,690
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	1,750	1,391
TransDigm Inc. 5.50% 2020	2,175	2,192
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[5,8,9]	230	—
Watco Companies 6.375% 2023[3]	1,505	1,475
		105,181
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.55%	Principal amount (000)	Value (000)
Aleris International, Inc. 9.50% 2021[3]	$325	$332
ArcelorMittal 7.25% 2022	1,775	1,765
ArcelorMittal 6.125% 2025	125	116
ArcelorMittal 7.75% 2041	2,500	2,150
Ball Corp. 4.375% 2020	300	311
BHP Billiton Finance Ltd. 6.25% 2075[3]	5,265	5,318
Chemours Co. 6.625% 2023[3]	950	779
Chemours Co. 7.00% 2025[3]	395	318
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,540
Ecolab Inc. 3.00% 2016	5,455	5,522
First Quantum Minerals Ltd. 6.75% 2020[3]	3,417	2,358
First Quantum Minerals Ltd. 7.00% 2021[3]	3,917	2,644
FMG Resources 9.75% 2022[3]	2,750	2,757
Holcim Ltd. 5.15% 2023[3]	1,760	1,900
JMC Steel Group Inc. 8.25% 2018[3]	1,950	1,755
Monsanto Co. 2.75% 2021	2,770	2,835
Owens-Illinois, Inc. 5.875% 2023[3]	710	741
Owens-Illinois, Inc. 6.375% 2025[3]	290	305
Platform Specialty Products Corp. 10.375% 2021[3]	1,145	1,111
Platform Specialty Products Corp. 6.50% 2022[3]	55	47
Praxair, Inc. 2.25% 2020	1,580	1,603
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,960	1,617
Reynolds Group Inc. 5.75% 2020	3,235	3,328
Ryerson Inc. 9.00% 2017	1,925	1,675
Ryerson Inc. 11.25% 2018	401	271
Standard Industries Inc. 5.125% 2021[3]	275	283
Standard Industries Inc. 5.50% 2023[3]	300	307
Summit Materials, Inc. 6.125% 2023	275	263
Teck Resources Ltd. 3.15% 2017	2,880	2,779
Tembec Industries Inc. 9.00% 2019[3]	705	490
Xstrata Canada Financial Corp. 4.95% 2021[3]	2,650	2,386
		55,606
Information technology 0.47%
Apple Inc. 3.25% 2026	320	334
Apple Inc. 4.65% 2046	210	230
First Data Corp. 7.00% 2023[3]	2,900	2,940
First Data Corp. 5.00% 2024[3]	1,500	1,508
Harris Corp. 1.999% 2018	6,400	6,392
Harris Corp. 2.70% 2020	1,400	1,406
Harris Corp. 3.832% 2025	945	976
Harris Corp. 4.854% 2035	5,235	5,459
Harris Corp. 5.054% 2045	6,255	6,692
Hewlett-Packard Co. 6.35% 2045[3]	710	700
Infor Inc. 5.75% 2020[3]	225	232
Lam Research Corp. 2.75% 2020	440	433
Microsoft Corp. 4.45% 2045	6,170	6,838
Oracle Corp. 4.125% 2045	3,025	3,099
QUALCOMM Inc. 4.80% 2045	5,000	4,966
Serena Software, Inc., Term Loan B, 7.50% 2020[4,5,6]	1,930	1,928
Western Digital Corp. 7.375% 2023[3]	625	639
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Western Digital Corp. 10.50% 2024[3]	$1,350	$1,354
Xerox Corp. 2.95% 2017	1,670	1,681
		47,807
Total corporate bonds & notes		3,012,592
Mortgage-backed obligations 24.87% Federal agency mortgage-backed obligations 21.63%
Fannie Mae 5.50% 2023[5]	1,292	1,409
Fannie Mae 4.50% 2025[5]	679	733
Fannie Mae 6.00% 2026[5]	470	535
Fannie Mae 5.50% 2027[5]	267	299
Fannie Mae 6.00% 2027[5]	739	845
Fannie Mae 2.265% 2037[4,5]	1,488	1,537
Fannie Mae 6.00% 2037[5]	1,957	2,235
Fannie Mae 6.00% 2037[5]	222	253
Fannie Mae 5.50% 2038[5]	4,727	5,313
Fannie Mae 5.50% 2038[5]	625	704
Fannie Mae 5.00% 2040[5]	829	927
Fannie Mae 5.00% 2041[5]	6,239	6,923
Fannie Mae 5.00% 2041[5]	5,974	6,637
Fannie Mae 5.00% 2041[5]	3,300	3,731
Fannie Mae 5.00% 2041[5]	2,353	2,660
Fannie Mae 5.00% 2041[5]	1,675	1,894
Fannie Mae 5.00% 2041[5]	1,136	1,285
Fannie Mae 4.00% 2046[5,10]	109,500	116,866
Fannie Mae 4.00% 2046[5]	58,138	62,350
Fannie Mae 4.00% 2046[5]	26,828	28,713
Fannie Mae 4.50% 2046[5,10]	234,110	254,765
Fannie Mae 4.50% 2046[5,10]	135,320	147,090
Fannie Mae, Series 2001-4, Class GA, 9.366% 2025[4,5]	10	11
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	39	45
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	26	31
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	46	54
Fannie Mae, Series 2002-W1, Class 2A, 6.286% 2042[4,5]	56	66
Freddie Mac 5.50% 2033[5]	245	277
Freddie Mac 3.00% 2035[5]	70,094	72,826
Freddie Mac 3.50% 2036[5]	49,541	52,237
Freddie Mac 3.50% 2036[5]	4,081	4,303
Freddie Mac 5.50% 2038[5]	271	304
Freddie Mac 5.50% 2038[5]	203	227
Freddie Mac 5.50% 2039[5]	392	440
Freddie Mac 4.50% 2040[5]	774	844
Freddie Mac 5.50% 2040[5]	1,448	1,622
Freddie Mac 4.50% 2041[5]	913	996
Freddie Mac 5.50% 2041[5]	2,102	2,356
Freddie Mac 4.00% 2045[5,10]	400,000	426,336
Freddie Mac 3.50% 2046[5,10]	133,760	140,080
Freddie Mac 3.50% 2046[5]	123,990	129,783
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	240	270
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[5]	513	490
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	470	422
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	639	720
Government National Mortgage Assn. 4.50% 2040[5]	1,989	2,165
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2045[5]	$496,278	$531,414
Government National Mortgage Assn. 4.50% 2045[5]	46,123	49,565
Government National Mortgage Assn. 4.50% 2045[5]	35,137	37,754
Government National Mortgage Assn. 4.50% 2045[5]	34,482	37,034
Government National Mortgage Assn. 4.50% 2045[5]	29,604	31,804
Government National Mortgage Assn. 4.50% 2045[5]	12,270	13,178
		2,185,358
Commercial mortgage-backed securities 2.53%
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	1,555	1,555
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.543% 2049[4,5]	1,932	1,980
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.808% 2051[4,5]	3,020	3,136
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.219% 2051[4,5]	3,148	3,313
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[4,5]	1,685	1,750
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	2,380	2,490
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 6.085% 2049[4,5]	36	36
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.137% 2049[4,5]	5,000	5,108
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	9,305	9,364
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	3,147	3,192
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	6,565	6,754
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[5]	15,634	15,736
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.699% 2039[4,5]	5,117	5,247
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.587% 2049[4,5]	10,650	10,904
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	1,157	1,160
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.892% 2038[4,5]	1,759	1,762
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	15,941	16,271
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	12,610	12,976
Hilton USA Trust, Series 2013-HLT, EFX, 5.222% 2030[3,4,5]	400	403
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,5]	7,820	7,837
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[3,5]	2,000	2,005
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,5]	3,780	3,789
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[3,5]	600	601
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	1,899	1,897
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	2,865	2,879
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.935% 2045[4,5]	4,427	4,428
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,5]	1,700	1,733
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.699% 2049[4,5]	26,038	26,756
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	5,585	5,777
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	2,356	2,441
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	5,482	5,493
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,5]	941	1,031
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.852% 2044[4,5]	2,808	2,911
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[5]	2,434	2,486
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	2,200	2,236
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	13,725	14,228
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.153% 2045[4,5]	2,110	2,179
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[4,5]	1,955	2,013
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	18,062	18,262
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.864% 2049[4,5]	6,176	6,402
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	4,757	4,821
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	5,025	5,184
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.918% 2049[4,5]	8,992	9,328
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	2,700	2,773
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	$8,810	$9,035
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.703% 2049[4,5]	3,500	3,583
		255,245
Other mortgage-backed securities 0.71%
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[5]	6,875	7,357
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	4,500	4,636
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[5]	9,640	10,171
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[5]	8,007	8,310
Nordea Kredit 2.00% 2037[5]	DKr99,244	15,034
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	36,158	5,476
Nykredit Realkredit AS, Series 01E, 2.50% 2037[5]	22,933	3,557
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	8,461	1,276
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	57,379	8,650
Realkredit Danmark AS, Series 22S, 2.50% 2037[5]	50,392	7,834
		72,301
Total mortgage-backed obligations		2,512,904
Bonds & notes of governments & government agencies outside the U.S. 4.55%
Bermuda Government 5.603% 2020	$2,735	3,029
Bermuda Government 4.138% 2023[3]	1,000	1,020
Bermuda Government 4.854% 2024[3]	6,215	6,549
German Government 0.10% 2026[2]	€24,816	30,928
Irish Government 3.90% 2023	5,000	7,085
Japanese Government, Series 19, 0.10% 2024[2]	¥10,426,500	97,581
Japanese Government, Series 18, 0.10% 2024[2]	5,819,700	53,613
Japanese Government, Series 20, 0.10% 2025[2]	11,193,750	104,861
Malaysian Government, Series 0315, 3.659% 2020	MYR49,000	12,687
Peru (Republic of) 4.125% 2027	$9,540	10,041
Province of Manitoba 3.05% 2024	5,050	5,369
Province of Ontario 3.20% 2024	9,000	9,653
Slovenia (Republic of) 5.50% 2022	18,585	21,057
Slovenia (Republic of) 5.85% 2023	15,150	17,502
Slovenia (Republic of) 5.85% 2023[3]	3,100	3,581
Slovenia (Republic of) 5.25% 2024	3,820	4,288
United Mexican States Government, Series M, 6.50% 2021	MXN399,200	24,291
United Mexican States Government, Series M, 5.75% 2026	445,000	25,417
United Mexican States Government Global 3.60% 2025	$12,000	12,270
United Mexican States Government Global 5.55% 2045	4,030	4,478
United Mexican States Government Global, Series A, 6.05% 2040	3,990	4,693
		459,993
Asset-backed obligations 1.34%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	15,895	15,987
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[5]	11,585	11,673
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[5]	1,500	1,634
Chase Issuance Trust, Series 2013-A7, Class A, 0.866% 2020[4,5]	9,565	9,574
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.582% 2020[4,5]	10,870	11,030
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,5]	7,100	7,122
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.886% 2020[4,5]	7,980	7,979
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,5]	7,270	7,284
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,5]	4,800	4,732
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	1,200	1,198
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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,5]	$3,500	$3,458
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,5]	10,000	9,978
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	12,600	12,676
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,5]	11,000	10,819
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	7,974	7,976
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.633% 2037[4,5]	1,418	154
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	890	893
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[5]	6,300	6,289
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,5]	4,900	4,834
		135,290
Federal agency bonds & notes 0.99%
CoBank, ACB 7.875% 2018[3]	2,285	2,288
CoBank, ACB 1.234% 2022[3,4]	14,990	14,128
Fannie Mae 2.625% 2024	12,910	13,628
Freddie Mac 1.25% 2019	44,500	44,838
Tennessee Valley Authority 5.88% 2036	3,750	5,123
Tennessee Valley Authority 5.25% 2039	15,315	19,572
		99,577
Municipals 0.97%
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,210
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,805
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	34,232
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,445
State of California, Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	12,500	14,479
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 2.203% 2018	8,000	8,164
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,518
State of Illinois, Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, 0.00% 2041	7,155	2,080
State of Texas, Board of Regents of the University of Texas System, Rev. Fncg. System Bonds (Build America Bonds - Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,555
		97,488
Total bonds, notes & other debt instruments (cost: $9,524,509,000)		9,693,192
Preferred securities 0.00% Financials 0.00%	Shares
Morgan Stanley, Series I, depositary shares	24,800	647
Total preferred securities (cost: $620,000)		647
Common stocks 0.01% Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[9,11]	2,409,545	5
Miscellaneous 0.01%
Other common stocks in initial period of acquisition		686
Total common stocks (cost: $958,000)		691
American Funds Insurance Series — Bond Fund — Page 105 of 180

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Short-term securities 14.71%	Principal amount (000)	Value (000)
Alphabet Inc. 0.54% due 6/22/2016[3]	$40,000	$39,960
Apple Inc. 0.34% due 4/25/2016[3]	66,400	66,383
Army and Air Force Exchange Service 0.30% due 4/1/2016[3]	32,000	32,000
Caterpillar Financial Services Corp. 0.43% due 6/1/2016	25,200	25,181
Coca-Cola Co. 0.41% due 5/9/2016[3]	73,200	73,170
Emerson Electric Co. 0.52% due 5/16/2016[3]	31,700	31,684
Fannie Mae 0.40% due 7/19/2016	100,000	99,909
Federal Home Loan Bank 0.30%–0.58% due 4/22/2016–9/2/2016	607,125	606,625
Freddie Mac 0.39%–0.51% due 4/25/2016–6/16/2016	208,300	208,222
Pfizer Inc 0.48%–0.50% due 5/16/2016–6/22/2016[3]	69,300	69,257
Qualcomm Inc. 0.51% due 5/18/2016[3]	40,000	39,980
United Parcel Service Inc. 0.46%–0.49% due 4/1/2016–7/1/2016[3]	79,500	79,470
Walt Disney Co. 0.48% due 5/16/2016[3]	40,000	39,980
Wells Fargo Bank, N.A. 0.69%–0.70% due 6/1/2016–6/7/2016	75,000	75,010
Total short-term securities (cost: $1,486,460,000)		1,486,831
Total investment securities 110.65% (cost: $11,012,547,000)		11,181,361
Other assets less liabilities (10.65)%		(1,076,593)
Net assets 100.00%		$10,104,768
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $255,241,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	4/11/2016	UBS AG	$8,102	£5,840	$(286)
Danish kroner	4/14/2016	Bank of America, N.A.	$38,653	DKr265,000	(1,829)
Euros	4/13/2016	HSBC Bank	$33,635	€30,660	(1,267)
Euros	4/14/2016	Bank of America, N.A.	$24,196	€22,250	(1,133)
Japanese yen	4/21/2016	HSBC Bank	$101,399	¥11,500,000	(850)
Japanese yen	4/27/2016	UBS AG	$44,025	¥4,930,000	184
Japanese yen	4/27/2016	Bank of America, N.A.	$98,642	¥11,200,000	(957)
					$(6,138)
American Funds Insurance Series — Bond Fund — Page 106 of 180

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Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,134,301,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 3/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.684%	10/19/2017	$465,000	$837
Pay	LCH	3-month USD-LIBOR	0.765	10/27/2017	27,500	16
Pay	LCH	3-month USD-LIBOR	0.9285	1/29/2018	500,000	(895)
Receive	LCH	3-month USD-LIBOR	1.145	9/10/2018	100,000	601
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	2,574
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	40
Pay	LCH	3-month USD-LIBOR	1.772	7/20/2020	1,320	(38)
Pay	LCH	3-month USD-LIBOR	1.752	8/3/2020	495	(14)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	157
Receive	LCH	3-month USD-LIBOR	1.566	8/27/2020	100,000	1,974
Receive	LCH	3-month USD-LIBOR	1.556	8/27/2020	100,000	1,931
Pay	LCH	3-month USD-LIBOR	1.607	9/4/2020	6,000	(129)
Pay	LCH	3-month USD-LIBOR	1.45	10/13/2020	1,500	(22)
Receive	LCH	3-month USD-LIBOR	1.6625	12/18/2020	225,000	5,384
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	3,290
Receive	LCH	3-month USD-LIBOR	0.988	2/16/2021	100,000	(839)
Receive	LCH	3-month USD-LIBOR	1.2415	3/4/2021	237,000	844
Receive	LCH	3-month USD-LIBOR	1.397	3/17/2021	502,000	5,492
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(4,953)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	5,568
Pay	LCH	3-month USD-LIBOR	2.805	3/21/2024	1,100	(111)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(5,644)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(150)
Pay	LCH	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(104)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(33)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(1,415)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(19)
Pay	LCH	3-month USD-LIBOR	2.326	10/22/2024	800	(52)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(79)
Pay	LCH	3-month USD-LIBOR	2.438	11/19/2024	2,750	(204)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(1,743)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(59)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(47)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(20)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	(20)
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	(48)
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥4,800,000	(1,664)
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	$1,850	(99)
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	(18)
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(96)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(25)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(40)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(31)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	(15)
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	(26)
Pay	LCH	3-month USD-LIBOR	2.2185	6/1/2025	1,150	(64)
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(49)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(194)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(18)
American Funds Insurance Series — Bond Fund — Page 107 of 180

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Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 3/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.428%	7/2/2025	$2,000	$(148)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(64)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(67)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(100)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(64)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(28)
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	(274)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	13,000	(729)
Pay	LCH	3-month USD-LIBOR	2.186	9/22/2025	38,000	(1,985)
Pay	LCH	6-month JPY-LIBOR	0.282	2/2/2026	¥10,500,000	(1,310)
Pay	LCH	6-month JPY-LIBOR	0.20125	2/18/2026	11,000,000	(586)
Pay	LCH	3-month USD-LIBOR	1.6705	3/4/2026	$248,000	(749)
Pay	LCH	6-month JPY-LIBOR	0.0875	3/10/2026	¥11,100,000	545
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	$2,250	394
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	1,478
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	448
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	392
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	63
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	295
Pay	LCH	3-month USD-LIBOR	3.132	10/8/2044	200	(46)
Pay	LCH	3-month USD-LIBOR	3.046	10/10/2044	700	(146)
Pay	LCH	3-month USD-LIBOR	3.0745	11/10/2044	250	(54)
Pay	LCH	3-month USD-LIBOR	3.086	11/10/2044	525	(114)
Pay	LCH	3-month USD-LIBOR	3.061	11/12/2044	200	(42)
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(210)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(223)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(24)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	(149)
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	107
Pay	LCH	3-month USD-LIBOR	2.6765	5/7/2045	430	(54)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(216)
Pay	LCH	3-month USD-LIBOR	2.864	7/13/2045	1,300	(220)
Pay	LCH	3-month USD-LIBOR	2.6815	9/4/2045	2,000	(254)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	(353)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	(4,648)
Pay	LCH	3-month USD-LIBOR	2.6095	1/7/2046	5,500	(608)
Pay	LCH	3-month USD-LIBOR	2.28181	1/19/2046	20,000	(668)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	47,000	(2,380)
Receive	LCH	3-month USD-LIBOR	2.1515	3/4/2046	51,000	133
Pay	LCH	6-month JPY-LIBOR	0.58295	3/23/2046	¥2,000,000	91
						$(2,836)
American Funds Insurance Series — Bond Fund — Page 108 of 180

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[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $31,909,000, which represented .32% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,200,362,000, which represented 11.88% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $11,846,000, which represented .12% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $3,508,000, which represented .03% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Security did not produce income during the last 12 months

Key to abbreviations and symbols
Auth. = Authority
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LCH = LCH.Clearnet
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
DKr = Danish kroner
€ = Euros
£ = British pounds
JPY/¥ = Japanese yen
MXN = Mexican pesos
MYR = Malaysian ringgits
American Funds Insurance Series — Bond Fund — Page 109 of 180

Global Bond Fund
Investment portfolio
March 31, 2016
unaudited
Bonds, notes & other debt instruments 95.71% Euros 11.00%	Principal amount (000)	Value (000)
Allianz SE, 4.75% (undated)	€3,000	$3,708
Assicurazioni Generali SPA 7.75% 2042	1,100	1,509
Assicurazioni Generali SPA 10.125% 2042	1,300	1,937
Aviva PLC 6.125% 2043	3,000	3,845
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	4,900	5,744
Barclays Bank PLC 4.00% 2019[1]	1,450	1,881
Barclays Bank PLC 6.00% 2021	1,000	1,290
Barclays Bank PLC 6.625% 2022	1,070	1,442
Belgium (Kingdom of), Series 77, 1.00% 2026	18,500	22,070
BNP Paribas 2.875% 2026[2]	4,975	5,772
BPCE SA group 4.625% 2023	1,200	1,588
CaixaBank, SA 5.00% 2023	2,300	2,689
Canadian Government 3.50% 2020	2,500	3,248
Daimler AG, Series 6, 4.125% 2017	300	353
Deutsche Telekom International Finance BV 7.50% 2033	200	404
French Government O.A.T. Eurobond 1.75% 2024	16,000	20,545
German Government 0.10% 2023[3]	10,938	13,374
German Government 0.50% 2025	2,525	2,992
German Government 6.25% 2030	1,800	3,670
German Government 2.50% 2044	4,500	7,307
German Government 2.50% 2046	11,850	19,484
German Government, Series 8, 4.75% 2040	200	430
HSBC Holdings PLC 3.375% 2024	300	351
Hungarian Government 5.75% 2018	5,260	6,653
Hungarian Government 6.00% 2019	6,235	8,088
Hungarian Government 3.875% 2020	1,000	1,270
Imperial Tobacco Finance PLC 5.00% 2019	2,350	3,119
Intesa Sanpaolo SpA 6.625% 2023	3,160	4,321
Irish Government 3.90% 2023	5,250	7,439
Irish Government 3.40% 2024	6,110	8,511
Irish Government 1.00% 2026	1,500	1,752
Irish Government 2.40% 2030	8,275	10,982
Irish Government 2.00% 2045	2,000	2,448
Italian Government 1.45% 2022	3,175	3,792
Italian Government 4.75% 2023	2,900	4,225
Italian Government 4.50% 2024	5,050	7,289
Italian Government 3.50% 2030	7,140	9,996
Lloyds Banking Group PLC 6.50% 2020	2,290	3,067
Merrill Lynch & Co., Inc. 4.625% 2018	4,625	5,730
Netherlands Government Eurobond 2.00% 2024	4,875	6,419
NN Group NV, 4.625% 2044	2,335	2,754
NN Group NV, 4.50% (undated)	3,470	3,845
Orange SA 4.25% (undated)	1,300	1,531
Orange SA 5.00% (undated)	1,450	1,719
Rabobank Nederland 3.875% 2023	2,950	3,795
Spanish Government 5.40% 2023	6,100	9,033
American Funds Insurance Series — Global Bond Fund — Page 110 of 180

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Spanish Government 5.15% 2028	€3,800	$5,969
Svenska Handelsbanken AB 2.656% 2024	2,170	2,561
		251,941
Japanese yen 8.02%
Japanese Government, Series 326, 0.70% 2022	¥1,935,000	18,237
Japanese Government, Series 325, 0.80% 2022	1,370,000	12,968
Japanese Government, Series 329, 0.80% 2023	1,735,000	16,514
Japanese Government, Series 18, 0.10% 2024[3]	4,681,285	43,126
Japanese Government, Series 19, 0.10% 2024[3]	2,656,275	24,860
Japanese Government, Series 337, 0.30% 2024	190,000	1,751
Japanese Government, Series 336, 0.50% 2024	700,000	6,560
Japanese Government, Series 20, 0.10% 2025[3]	527,350	4,940
Japanese Government, Series 116, 2.20% 2030	1,735,000	19,867
Japanese Government, Series 145, 1.70% 2033	1,225,000	13,447
Japanese Government, Series 150, 1.40% 2034	240,000	2,527
Japanese Government, Series 21, 2.30% 2035	720,000	8,654
Japanese Government, Series 42, 1.70% 2044	880,000	10,170
		183,621
Danish kroner 5.21%
Nordea Kredit 2.00% 2037[1]	DKr82,469	12,493
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	347,710	52,657
Nykredit Realkredit AS, Series 01E, 2.50% 2037[1]	103,928	16,121
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	18,845	2,841
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	213,374	32,168
Realkredit Danmark AS, Series 22S, 2.50% 2037[1]	19,843	3,085
		119,365
Mexican pesos 4.25%
United Mexican States Government 4.00% 2019[3]	MXN38,120	2,338
United Mexican States Government 4.00% 2040[3]	38,120	2,339
United Mexican States Government, Series M, 6.25% 2016	65,500	3,810
United Mexican States Government, Series M10, 7.25% 2016	56,000	3,314
United Mexican States Government, Series M, 5.00% 2017	60,000	3,513
United Mexican States Government, Series M10, 7.75% 2017	45,000	2,760
United Mexican States Government, Series M, 8.00% 2020	92,500	5,917
United Mexican States Government, Series M, 6.50% 2021	543,300	33,060
United Mexican States Government, Series M20, 10.00% 2024	209,500	15,591
United Mexican States Government, Series M, 5.75% 2026	325,000	18,563
United Mexican States Government, Series M30, 10.00% 2036	35,000	2,803
United Mexican States Government, Series M30, 8.50% 2038	27,000	1,897
United Mexican States Government, Series M, 7.75% 2042	23,000	1,503
		97,408
Hungarian forints 3.56%
Hungarian Government, Series 19/A, 6.50% 2019	HUF4,898,830	20,529
Hungarian Government, Series 20/B, 3.50% 2020	1,749,200	6,796
Hungarian Government, Series 20/A, 7.50% 2020	9,851,590	44,478
Hungarian Government, Series 22/A, 7.00% 2022	943,820	4,357
Hungarian Government, Series 23/A, 6.00% 2023	928,200	4,157
Hungarian Government, Series 25/B, 5.50% 2025	285,000	1,264
		81,581
American Funds Insurance Series — Global Bond Fund — Page 111 of 180

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Bonds, notes & other debt instruments Polish zloty 3.03%	Principal amount (000)	Value (000)
Polish Government, Series 1017, 5.25% 2017	PLN54,472	$15,472
Polish Government, Series 1020, 5.25% 2020	21,800	6,684
Polish Government, Series 0421, 2.00% 2021	29,500	7,856
Polish Government, Series 1021, 5.75% 2021	31,280	9,948
Polish Government, Series 0922, 5.75% 2022	46,600	15,044
Polish Government, Series 102, 4.00% 2023	27,140	8,016
Polish Government, Series 0725, 3.25% 2025	22,500	6,294
		69,314
British pounds 2.38%
Aviva PLC, subordinated 6.875% 2058	£470	737
AXA SA, junior subordinated 5.453% (undated)	300	422
Electricité de France SA 6.00% 2114	100	180
France Télécom 5.375% 2050	300	545
Lloyds Banking Group PLC 7.625% 2025	655	1,183
RSA Insurance Group PLC 9.375% 2039	1,669	2,809
United Kingdom 1.00% 2017	4,110	5,954
United Kingdom 1.75% 2019	5,625	8,382
United Kingdom 2.00% 2020	2,550	3,857
United Kingdom 2.25% 2023	6,250	9,661
United Kingdom 2.75% 2024	3,800	6,082
United Kingdom 3.25% 2044	8,545	14,700
		54,512
Malaysian ringgits 1.55%
Malaysian Government, Series 0515, 3.759% 2019	MYR14,650	3,810
Malaysian Government, Series 0315, 3.659% 2020	79,000	20,455
Malaysian Government, Series 0310, 4.498% 2030	42,250	11,191
		35,456
Indian rupees 1.42%
India (Republic of) 8.83% 2023	INR1,284,200	20,587
India (Republic of) 8.60% 2028	355,700	5,674
India (Republic of) 9.20% 2030	371,900	6,215
		32,476
Colombian pesos 0.77%
Colombia (Republic of), Series B, 7.50% 2026	COP22,521,000	7,194
Colombia (Republic of), Series B, 10.00% 2024	21,524,400	8,065
Colombia (Republic of), Series B, 6.00% 2028	8,306,600	2,301
		17,560
Swedish kronor 0.40%
Swedish Government, Series 105, 3.50% 2022	SKr45,290	6,720
Swedish Government, Series 1057, 1.50% 2023	18,000	2,407
		9,127
South African rand 0.34%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR59,030	3,754
South Africa (Republic of), Series R-214, 6.50% 2041	86,850	4,079
		7,833
American Funds Insurance Series — Global Bond Fund — Page 112 of 180

unaudited
Bonds, notes & other debt instruments Australian dollars 0.22%	Principal amount (000)	Value (000)
Queensland Treasury Corp., Series 17, 6.00% 2017	A$500	$405
Queensland Treasury Corp., Series 24, 5.75% 2024	5,050	4,712
		5,117
Norwegian kroner 0.13%
Norwegian Government 3.75% 2021	NKr22,000	3,071
Canadian dollars 0.02%
Rogers Communications Inc. 5.80% 2016	C$625	485
U.S. dollars 53.41%
AbbVie Inc. 1.75% 2017	$200	201
AbbVie Inc. 1.80% 2018	600	604
AbbVie Inc. 2.50% 2020	3,155	3,217
AbbVie Inc. 2.90% 2022	1,170	1,193
AbbVie Inc. 3.20% 2022	200	207
AbbVie Inc. 3.60% 2025	3,395	3,572
AbbVie Inc. 4.50% 2035	900	938
AbbVie Inc. 4.70% 2045	805	860
ACE INA Holdings Inc. 2.30% 2020	180	183
ACE INA Holdings Inc. 2.875% 2022	505	522
ACE INA Holdings Inc. 3.35% 2026	505	528
ACE INA Holdings Inc. 4.35% 2045	665	727
Actavis Funding SCS 2.35% 2018	1,750	1,771
Actavis Funding SCS 3.00% 2020	2,820	2,909
Actavis Funding SCS 3.45% 2022	850	884
Actavis Funding SCS 3.80% 2025	3,280	3,420
Actavis Funding SCS 4.55% 2035	2,570	2,666
Actavis Funding SCS 4.75% 2045	1,535	1,633
AECOM Technology Corp. 5.875% 2024	325	338
AES Corp. 5.50% 2025	750	728
Aleris International, Inc. 9.50% 2021[4]	250	255
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	180
Altria Group, Inc. 2.625% 2020	1,800	1,863
Altria Group, Inc. 9.95% 2038	750	1,323
Altria Group, Inc. 4.50% 2043	1,250	1,349
Altria Group, Inc. 5.375% 2044	500	613
American Campus Communities, Inc. 3.75% 2023	1,740	1,764
American Campus Communities, Inc. 4.125% 2024	885	913
American Electric Power Co. 1.65% 2017	815	811
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,5]	960	173
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,5]	625	28
American Energy (Permian Basin) 7.125% 2020[4]	625	191
American Energy (Permian Basin) 7.375% 2021[4]	375	116
American Express Co. 1.55% 2018	1,875	1,870
Amgen Inc. 2.125% 2020	550	557
Amgen Inc. 2.70% 2022	235	240
Anheuser-Busch InBev NV 3.30% 2023	2,345	2,441
Anheuser-Busch InBev NV 3.65% 2026	5,145	5,417
Anheuser-Busch InBev NV 4.70% 2036	2,285	2,475
Anheuser-Busch InBev NV 4.90% 2046	2,825	3,164
ArcelorMittal 6.50% 2021	350	347
ArcelorMittal 6.125% 2025	200	186
American Funds Insurance Series — Global Bond Fund — Page 113 of 180

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
ArcelorMittal 7.75% 2041	$3,120	$2,683
Ashland Inc. 4.75% 2022	240	245
Ashtead Capital Inc. 6.50% 2022[4]	200	214
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	3,600	2,736
AT&T Inc. 1.40% 2017	300	300
AT&T Inc. 2.45% 2020	1,365	1,381
AT&T Inc. 2.80% 2021	3,280	3,362
AT&T Inc. 3.00% 2022	2,200	2,236
AT&T Inc. 4.50% 2035	945	936
AT&T Inc. 4.75% 2046	895	877
Autoridad del Canal de Panama 4.95% 2035[1,4]	1,000	1,055
AvalonBay Communities, Inc. 3.625% 2020	2,900	3,032
AXA SA 8.60% 2030	220	290
Ball Corp. 4.375% 2020	400	416
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	263	263
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.543% 2049[1,2]	671	687
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.808% 2051[1,2]	955	992
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.219% 2051[1,2]	511	538
Bank of America Corp. 2.625% 2020	1,550	1,563
Bank of America Corp. 3.875% 2025	1,815	1,892
Barclays Bank PLC 3.65% 2025	1,100	1,034
Baxalta Inc. 4.00% 2025[4]	1,580	1,609
Bayer AG 3.375% 2024[4]	840	887
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	543	563
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	690	722
Becton, Dickinson and Co. 1.80% 2017	875	879
Becton, Dickinson and Co. 2.675% 2019	710	729
Becton, Dickinson and Co. 3.734% 2024	660	704
Becton, Dickinson and Co. 4.685% 2044	945	1,025
Berkshire Hathaway Energy Co. 3.50% 2025	325	344
Bermuda Government 5.603% 2020[4]	830	919
Bermuda Government 4.138% 2023[4]	300	306
Bermuda Government 4.854% 2024[4]	8,210	8,652
Biogen Inc. 2.90% 2020	430	443
Biogen Inc. 3.625% 2022	320	339
Biogen Inc. 4.05% 2025	1,495	1,601
Biogen Inc. 5.20% 2045	680	757
BPCE SA group 5.70% 2023[4]	5,295	5,626
Brandywine Operating Partnership, LP 3.95% 2023	190	189
British American Tobacco International Finance PLC 9.50% 2018[4]	1,778	2,117
British American Tobacco International Finance PLC 2.75% 2020[4]	530	546
British American Tobacco International Finance PLC 3.50% 2022[4]	385	410
British American Tobacco International Finance PLC 3.95% 2025[4]	530	581
Builders Firstsource 7.625% 2021[4]	1,150	1,200
Cablevision Systems Corp. 6.75% 2021	875	901
Canadian Natural Resources Ltd. 5.70% 2017	100	103
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	1,400	1,452
Celgene Corp. 3.875% 2025	1,550	1,633
CEMEX Finance LLC 9.375% 2022[4]	465	517
Centene Corp. 5.625% 2021[4]	300	314
Centene Corp. 4.75% 2022	1,975	2,005
Centene Corp. 6.125% 2024[4]	150	158
CenterPoint Energy Resources Corp. 4.50% 2021	580	618
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	400	436
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	1,785	1,776
American Funds Insurance Series — Global Bond Fund — Page 114 of 180

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
CEVA Group PLC 7.00% 2021[4]	$1,175	$943
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[1,2,5]	325	271
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,5]	336	280
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,5]	58	48
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,5]	464	387
Chemours Co. 6.625% 2023[4]	1,530	1,255
Chemours Co. 7.00% 2025[4]	820	661
Chesapeake Energy Corp. 4.875% 2022	500	170
CIT Group Inc. 3.875% 2019	2,250	2,250
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[1]	350	348
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[1]	1,425	1,435
Citigroup Inc. 1.70% 2018	1,750	1,745
Citigroup Inc. 2.50% 2018	200	203
Citigroup Inc. 2.55% 2019	3,100	3,149
Citigroup Inc. 3.70% 2026	2,100	2,160
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[1]	871	877
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	750	692
CMS Energy Corp. 8.75% 2019	258	312
CMS Energy Corp. 5.05% 2022	392	439
CMS Energy Corp. 3.875% 2024	100	106
CMS Energy Corp. 4.70% 2043	412	429
CMS Energy Corp. 4.875% 2044	709	757
Columbia Pipeline Partners LP 2.45% 2018[4]	620	614
Columbia Pipeline Partners LP 3.30% 2020[4]	85	85
Columbia Pipeline Partners LP 4.50% 2025[4]	110	109
Columbia Pipeline Partners LP 5.80% 2045[4]	170	173
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	953	967
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[1]	1,064	1,056
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.813% 2049[1,2]	87	90
Communications Sales & Leasing, Inc. 6.00% 2023[4]	875	853
Communications Sales & Leasing, Inc. 8.25% 2023	925	863
ConocoPhillips 5.95% 2046	265	285
CONSOL Energy Inc. 5.875% 2022	1,650	1,197
Consumers Energy Co. 3.375% 2023	345	361
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	21	23
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	40	43
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	84	92
ConvaTec Finance International SA 8.25% 2019[4,6]	1,100	1,094
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,4]	2,055	2,114
Corporate Risk Holdings LLC 9.50% 2019[4]	1,353	1,157
Corporate Risk Holdings LLC 13.50% 2020[4,6,7]	160	149
Credit Agricole SA 4.375% 2025[4]	1,100	1,080
Crescent Resources 10.25% 2017[4]	725	720
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[1]	1,224	1,232
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	1,124	1,134
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	737	761
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.587% 2049[1,2]	200	205
CVS Caremark Corp. 1.90% 2018	430	437
CVS Caremark Corp. 2.80% 2020	430	447
CVS Caremark Corp. 3.50% 2022	430	462
DAE Aviation Holdings, Inc. 10.00% 2023[4]	340	326
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	750	759
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,000	2,014
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	2,275	2,328
DaVita HealthCare Partners Inc. 5.00% 2025	805	799
American Funds Insurance Series — Global Bond Fund — Page 115 of 180

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,4]	$46	$46
DCP Midstream Operating LP 4.95% 2022	450	397
DCT Industrial Trust Inc. 4.50% 2023	110	113
DDR Corp. 3.625% 2025	380	368
Denbury Resources Inc. 4.625% 2023	1,355	576
Deutsche Telekom International Finance BV 3.125% 2016[4]	560	560
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,611
Developers Diversified Realty Corp. 7.50% 2017	750	790
Developers Diversified Realty Corp. 4.75% 2018	940	978
Devon Energy Corp. 3.25% 2022	170	144
Diamond Offshore Drilling, Inc. 4.875% 2043	1,125	745
Digicel Group Ltd. 8.25% 2020[4]	2,500	2,159
Digicel Group Ltd. 6.00% 2021[4]	400	360
Digicel Group Ltd. 7.125% 2022[4]	675	528
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.886% 2020[1,2]	4,185	4,185
DISH DBS Corp. 4.25% 2018	1,575	1,618
DJO Finance LLC 10.75% 2020[4]	890	726
DJO Finco Inc. 8.125% 2021[4]	1,425	1,268
Dominican Republic 5.50% 2025[4]	1,375	1,382
Dominican Republic 8.625% 2027[1,4]	225	255
Dominion Gas Holdings LLC 2.50% 2019	1,330	1,352
Duke Energy Corp. 3.75% 2024	550	576
Dynegy Finance Inc. 7.375% 2022	415	386
Dynegy Finance Inc. 7.625% 2024	1,060	967
Electricité de France SA 3.625% 2025[4]	430	439
Electricité de France SA 6.95% 2039[4]	625	792
EMD Finance LLC 2.40% 2020[4]	1,485	1,485
EMD Finance LLC 2.95% 2022[4]	225	230
EMD Finance LLC 3.25% 2025[4]	2,450	2,451
Enbridge Energy Partners, LP 9.875% 2019	750	839
Enbridge Energy Partners, LP 4.375% 2020	480	469
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,539
Enbridge Energy Partners, LP 5.875% 2025	365	369
Enbridge Energy Partners, LP 7.375% 2045	600	608
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	844
Enbridge Inc. 4.00% 2023	600	572
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	600	570
Energy Transfer Partners, LP 7.50% 2020	240	232
Energy Transfer Partners, LP 5.875% 2024	750	645
Energy Transfer Partners, LP 5.50% 2027	1,010	811
Ensco PLC 5.75% 2044	880	437
Enterprise Products Operating LLC 4.85% 2044	490	461
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.288% 2031[1,2,4]	1,813	1,784
ERP Operating LP 4.625% 2021	135	150
Essex Portfolio L.P. 3.50% 2025	2,115	2,119
Euramax International, Inc. 12.00% 2020[4]	1,375	1,258
Exxon Mobil Corp. 1.708% 2019	750	760
Exxon Mobil Corp. 2.222% 2021	570	580
Exxon Mobil Corp. 2.726% 2023	750	764
Exxon Mobil Corp. 3.043% 2026	515	528
Fannie Mae 3.50% 2042[1]	1,016	1,073
Fannie Mae 3.50% 2042[1]	542	570
Fannie Mae 3.50% 2042[1]	352	372
Fannie Mae 4.00% 2046[1,8]	40,050	42,744
American Funds Insurance Series — Global Bond Fund — Page 116 of 180

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	$2,000	$2,005
First Data Corp. 5.375% 2023[4]	650	669
First Data Corp. 5.00% 2024[4]	625	628
First Quantum Minerals Ltd. 6.75% 2020[4]	2,656	1,833
First Quantum Minerals Ltd. 7.00% 2021[4]	3,156	2,130
FMG Resources 9.75% 2022[4]	3,100	3,108
Ford Motor Credit Co. 2.375% 2019	2,550	2,568
Ford Motor Credit Co. 2.597% 2019	2,020	2,031
Ford Motor Credit Co. 3.20% 2021	3,170	3,246
France Télécom 9.00% 2031	479	729
Freddie Mac 2.50% 2016	625	627
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	21	19
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	86	77
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[1]	975	1,012
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	1,130	794
Frontier Communications Corp. 8.125% 2018	500	536
Frontier Communications Corp. 10.50% 2022[4]	850	874
Frontier Communications Corp. 11.00% 2025[4]	1,725	1,740
GameStop Corp. 6.75% 2021[4]	475	461
Gannett Co., Inc. 4.875% 2021[4]	420	434
Gardner Denver, Inc. 6.875% 2021[4]	525	432
Genesis Energy, LP 6.75% 2022	825	774
Georgia Gulf Corp. 4.625% 2021	725	704
Gilead Sciences, Inc. 3.05% 2016	160	162
Gilead Sciences, Inc. 3.25% 2022	210	222
Gilead Sciences, Inc. 3.50% 2025	3,345	3,543
Gilead Sciences, Inc. 3.65% 2026	690	735
Gilead Sciences, Inc. 4.50% 2045	390	414
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,556
Goldman Sachs Group, Inc. 2.875% 2021	3,702	3,773
Goldman Sachs Group, Inc. 3.50% 2025	5,970	6,039
Goldman Sachs Group, Inc. 3.75% 2026	1,155	1,184
Goldman Sachs Group, Inc. 4.75% 2045	2,115	2,220
Government National Mortgage Assn. 4.50% 2045[1]	7,034	7,556
Government National Mortgage Assn. 4.50% 2045[1]	1,973	2,119
Government National Mortgage Assn. 4.00% 2046[1,8]	35,976	38,409
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.892% 2038[1,2]	140	140
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.892% 2038[1,2]	73	73
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	1,357	1,385
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[1]	3,790	3,869
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[1]	1,820	1,898
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	1,510	1,554
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.794% 2045[1,2]	297	306
Halliburton Co. 3.375% 2022	925	942
Halliburton Co. 3.80% 2025	2,220	2,224
Hardwoods Acquisition Inc 7.50% 2021[4]	750	514
Harris Corp. 1.999% 2018	700	699
Harris Corp. 2.70% 2020	155	156
Harris Corp. 3.832% 2025	105	108
Harris Corp. 4.854% 2035	575	600
Harris Corp. 5.054% 2045	640	685
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[1,2,5,7,9]	2	—
HCA Inc. 3.75% 2019	500	513
HCA Inc. 5.25% 2026	250	257
HD Supply, Inc. 5.25% 2021[4]	850	896
American Funds Insurance Series — Global Bond Fund — Page 117 of 180

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
HDTFS Inc. 5.875% 2020	$700	$716
Healthsouth Corp. 5.75% 2024	275	280
Healthsouth Corp. 5.75% 2025	570	579
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	3,873	3,874
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,4]	4,765	4,775
Holcim Ltd. 5.15% 2023[4]	1,290	1,393
Hospitality Properties Trust 6.70% 2018	680	714
HSBC Bank PLC 1.50% 2018[4]	200	199
HSBC Holdings PLC 4.00% 2022	305	321
HSBC Holdings PLC 4.25% 2025	4,000	3,958
HSBC Holdings PLC 4.30% 2026	2,380	2,457
Humana Inc. 3.85% 2024	1,000	1,048
Humana Inc. 4.95% 2044	1,000	1,028
Hungarian Government 4.00% 2019	6,600	6,860
Hungarian Government 6.25% 2020	810	903
Hungarian Government 5.375% 2023	460	512
Hungarian Government 5.375% 2024	2,000	2,244
Hungarian Government 7.625% 2041	4,474	6,353
Huntsman International LLC 4.875% 2020	735	731
Husky Energy Inc. 7.25% 2019	250	277
Hyundai Capital Services Inc. 2.625% 2020[4]	500	502
Icahn Enterprises Finance Corp. 3.50% 2017	1,250	1,250
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,000	2,035
Indonesia (Republic of) 4.875% 2021	2,600	2,804
Indonesia (Republic of) 3.75% 2022	4,150	4,199
Indonesia (Republic of) 4.125% 2025	1,750	1,763
Inmarsat PLC 4.875% 2022[4]	325	308
Intelsat Jackson Holding Co. 7.25% 2019	500	371
Intelsat Jackson Holding Co. 7.25% 2020	925	601
Intelsat Jackson Holding Co. 6.625% 2022	1,950	1,053
Intelsat Jackson Holding Co. 8.00% 2024[4]	450	465
International Paper Co. 7.30% 2039	600	717
Intesa Sanpaolo SpA 5.017% 2024[4]	1,830	1,717
inVentiv Health Inc. 9.00% 2018[4]	4,470	4,638
inVentiv Health Inc. 10.00% 2018[4,6]	956	971
inVentiv Health Inc. 10.00% 2018	450	448
inVentiv Health Inc. 10.00% 2018	100	96
iStar Financial Inc. 4.00% 2017	500	491
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	85	85
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	142	142
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	447	449
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.935% 2045[1,2]	537	537
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	1,486	1,511
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	1,331	1,361
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.699% 2049[1,2]	1,952	2,008
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.699% 2049[1,2]	1,942	1,995
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[1]	1,413	1,461
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	550	569
JMC Steel Group Inc. 8.25% 2018[4]	2,170	1,953
JPMorgan Chase & Co. 2.25% 2020	1,545	1,559
JPMorgan Chase & Co. 2.55% 2021	6,039	6,099
JPMorgan Chase & Co. 3.25% 2022	1,000	1,044
Kimco Realty Corp. 5.70% 2017	500	521
Kimco Realty Corp. 6.875% 2019	1,250	1,441
Kimco Realty Corp. 3.40% 2022	175	179
American Funds Insurance Series — Global Bond Fund — Page 118 of 180

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 3.50% 2021	$175	$169
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,080
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,452
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,604
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	3,751
Kinder Morgan, Inc. 4.30% 2025	2,460	2,345
Kinder Morgan, Inc. 5.55% 2045	1,850	1,650
Kindred Healthcare, Inc. 8.00% 2020	375	374
Kinetic Concepts, Inc. 10.50% 2018	2,595	2,614
Kinetic Concepts, Inc. 12.50% 2019	3,175	2,772
KLX Inc. 5.875% 2022[4]	945	940
Korea Housing Finance Corp. 2.50% 2020[1,4]	2,250	2,295
Laboratory Corporation of America Holdings 3.60% 2025	875	888
Latvia (Republic of) 2.75% 2020	900	919
Latvia (Republic of) 5.25% 2021	375	427
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.852% 2044[1,2]	78	81
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	811	829
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.153% 2045[1,2]	615	635
LightSquared, Term Loan, 9.75% 2020[1,2,5,6]	4,511	4,038
Lima Metro Line Finance Ltd. 5.875% 2034[1,4]	2,000	2,000
Limited Brands, Inc. 6.875% 2035	650	709
Lithuania (Republic of) 7.375% 2020	2,475	2,935
Lithuania (Republic of) 6.125% 2021[4]	450	523
Lithuania (Republic of) 6.625% 2022[4]	200	242
Lockheed Martin Corp. 1.85% 2018	135	137
Lockheed Martin Corp. 2.50% 2020	205	210
Lockheed Martin Corp. 3.10% 2023	215	223
Lockheed Martin Corp. 3.55% 2026	435	461
Mallinckrodt PLC 4.875% 2020[4]	1,135	1,069
Mallinckrodt PLC 5.75% 2022[4]	264	245
McClatchy Co. 9.00% 2022	1,625	1,522
McDonald’s Corp. 3.70% 2026	650	690
McDonald’s Corp. 4.70% 2035	280	302
McDonald’s Corp. 4.875% 2045	430	472
McKesson Corp. 2.284% 2019	1,065	1,078
McKesson Corp. 3.796% 2024	350	366
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,500	1,541
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,110
Medtronic, Inc. 2.50% 2020	1,455	1,507
Medtronic, Inc. 3.50% 2025	5,750	6,145
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[1,2]	630	649
MetroPCS Wireless, Inc. 6.25% 2021	1,625	1,714
MidAmerican Energy Co. 4.40% 2044	240	263
Mitsubishi UFJ Trust & Banking Corp. 2.65% 2020[4]	750	763
Mizuho Bank Ltd. 2.15% 2018[4]	500	501
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.864% 2049[1,2]	259	269
Molina Healthcare, Inc. 5.375% 2022[4]	400	413
Morgan Stanley 2.125% 2018	775	782
Morgan Stanley 3.875% 2026	1,580	1,652
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	737	747
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[1]	200	206
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.918% 2049[1,2]	58	60
Morocco Government 5.50% 2042	3,100	3,247
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	671
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	275	184
American Funds Insurance Series — Global Bond Fund — Page 119 of 180

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Navios Maritime Holdings Inc. 7.375% 2022[4]	$3,750	$1,369
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	175	53
Needle Merger Sub Corp. 8.125% 2019[4]	1,500	1,387
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,325	1,146
Newell Rubbermaid Inc. 3.85% 2023	1,620	1,683
Newell Rubbermaid Inc. 4.20% 2026	4,060	4,255
Newell Rubbermaid Inc. 5.375% 2036	75	80
Newell Rubbermaid Inc. 5.50% 2046	1,145	1,244
NGL Energy Partners LP 6.875% 2021	1,275	759
NGPL PipeCo LLC 7.119% 2017[4]	610	592
NGPL PipeCo LLC 9.625% 2019[4]	2,100	2,068
Niagara Mohawk Power Corp. 3.508% 2024[4]	180	186
Niagara Mohawk Power Corp. 4.278% 2034[4]	300	310
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	250	261
Noble Corp PLC 5.95% 2025	400	260
Noble Corp PLC 6.95% 2045	650	365
Nortek Inc. 8.50% 2021	1,345	1,402
NRG Energy, Inc. 6.25% 2022	530	495
Numericable Group SA 4.875% 2019[4]	2,725	2,725
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	1,143	263
Oracle Corp. 3.40% 2024	615	655
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,5]	882	814
Pacific Gas and Electric Co. 3.25% 2023	580	602
Pacific Gas and Electric Co. 3.85% 2023	300	324
Pacific Gas and Electric Co. 2.95% 2026	590	600
Pacific Gas and Electric Co. 3.75% 2042	630	603
Pacific Gas and Electric Co. 4.25% 2046	1,900	2,028
PacifiCorp. 3.35% 2025	1,015	1,072
PDC Energy Inc. 7.75% 2022	900	902
Peabody Energy Corp. 6.00% 2018	6,640	490
Pernod Ricard SA 4.45% 2022[4]	1,885	2,038
Peru (Republic of) 4.125% 2027	1,455	1,531
Peru (Republic of) 5.625% 2050	280	316
Petrobras Global Finance Co. 6.85% 2115	2,000	1,384
Petrobras International Finance Co. 5.75% 2020	200	173
Petróleos Mexicanos 3.50% 2018	3,135	3,185
Petróleos Mexicanos 8.00% 2019	545	608
Petróleos Mexicanos 4.875% 2022	3,420	3,403
Pfizer Inc. 7.20% 2039	120	176
PG&E Corp. 2.40% 2019	555	563
Philip Morris International Inc. 4.25% 2044	2,225	2,362
Phillips 66 Partners LP 4.68% 2045	110	92
Ply Gem Industries, Inc. 6.50% 2022	1,100	1,083
Ply Gem Industries, Inc. 6.50% 2022	950	949
PNC Bank 2.40% 2019	1,225	1,251
PNC Bank 2.30% 2020	865	875
PNC Bank 2.45% 2020	250	255
PNC Bank 2.60% 2020	275	281
PNC Financial Services Group, Inc. 3.90% 2024	910	959
PNC Funding Corp. 3.30% 2022	1,000	1,048
Progress Energy, Inc. 7.05% 2019	910	1,037
Progress Energy, Inc. 7.75% 2031	550	749
Prologis, Inc. 3.35% 2021	200	209
Prologis, Inc. 4.25% 2023	2,075	2,251
Prologis, Inc. 3.75% 2025	575	601
American Funds Insurance Series — Global Bond Fund — Page 120 of 180

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co., Series E, 5.30% 2018	$1,520	$1,647
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	389
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,023	1,167
Puget Sound Energy, Inc., First Lien, 5.625% 2022	480	539
QGOG Constellation SA 6.25% 2019[4]	2,150	1,247
Qorvo, Inc. 7.00% 2025[4]	850	893
Quintiles Transnational Corp. 4.875% 2023[4]	415	426
R.R. Donnelley & Sons Co. 7.625% 2020	275	278
R.R. Donnelley & Sons Co. 7.875% 2021	1,175	1,190
R.R. Donnelley & Sons Co. 6.50% 2023	1,450	1,247
Rabobank Nederland 4.625% 2023	2,795	2,956
Rabobank Nederland 4.375% 2025	625	647
Rayonier Advanced Materials Inc. 5.50% 2024[4]	370	305
RCI Banque 3.50% 2018[4]	1,500	1,544
Realogy Corp. 5.25% 2021[4]	1,525	1,582
Realogy Corp., Barclays PLC LOC, 4.40% 2016[1,2,5]	10	9
Reynolds American Inc. 2.30% 2018	230	235
Reynolds American Inc. 3.25% 2020	640	670
Reynolds American Inc. 4.00% 2022	905	985
Reynolds American Inc. 4.45% 2025	4,325	4,769
Reynolds American Inc. 5.70% 2035	105	123
Reynolds American Inc. 6.15% 2043	825	1,019
Reynolds American Inc. 5.85% 2045	645	787
Reynolds Group Inc. 5.75% 2020	2,465	2,536
Rice Energy Inc. 6.25% 2022	1,400	1,225
Roche Holdings, Inc. 2.25% 2019[4]	1,250	1,289
Roche Holdings, Inc. 2.875% 2021[4]	1,250	1,312
Roche Holdings, Inc. 3.35% 2024[4]	1,900	2,019
Ryerson Inc. 9.00% 2017	425	370
Ryerson Inc. 11.25% 2018	700	473
Sabine Pass Liquefaction, LLC 5.625% 2021	1,950	1,884
Sabine Pass Liquefaction, LLC 5.75% 2024	200	192
Sabine Pass Liquefaction, LLC 5.625% 2025	525	503
SABMiller Holdings Inc. 3.75% 2022[4]	775	823
SABMiller Holdings Inc. 4.95% 2042[4]	1,230	1,376
Scentre Group 3.50% 2025[4]	600	605
Schlumberger BV 4.00% 2025[4]	1,460	1,510
Seven Generations Energy Ltd. 6.75% 2023[4]	743	708
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,582
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,800	1,431
Simon Property Group, LP 10.35% 2019	575	710
Skandinaviska Enskilda 2.625% 2021	2,250	2,280
Slovenia (Republic of) 4.75% 2018[4]	1,010	1,069
Slovenia (Republic of) 5.50% 2022	10,840	12,282
Slovenia (Republic of) 5.50% 2022[4]	200	227
Slovenia (Republic of) 5.85% 2023	7,660	8,849
Slovenia (Republic of) 5.85% 2023[4]	1,575	1,819
Slovenia (Republic of) 5.25% 2024	1,010	1,134
SM Energy Co. 5.625% 2025	750	525
SoftBank Corp. 4.50% 2020[4]	925	940
Sotheby’s Holdings, Inc. 5.25% 2022[4]	425	383
Southwestern Energy Co. 4.10% 2022	1,055	707
Sprint Nextel Corp. 7.00% 2020	880	704
Statoil ASA 3.70% 2024	1,950	2,040
Statoil ASA 4.25% 2041	1,000	971
American Funds Insurance Series — Global Bond Fund — Page 121 of 180

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Targa Resources Corp. 4.125% 2019	$975	$926
Targa Resources Partners LP 6.75% 2024[4]	300	296
Teco Finance, Inc. 5.15% 2020	75	82
Teekay Corp. 8.50% 2020	1,975	1,373
Teekay Corp. 8.50% 2020[4]	925	643
Tenet Healthcare Corp., First Lien, 4.75% 2020	175	180
Tenet Healthcare Corp., First Lien, 4.50% 2021	2,600	2,626
Tennessee Valley Authority 5.88% 2036	500	683
Tennessee Valley Authority 5.25% 2039	1,750	2,236
Tesoro Logistics LP 5.50% 2019[4]	640	638
Thermo Fisher Scientific Inc. 2.40% 2019	390	395
Thermo Fisher Scientific Inc. 4.15% 2024	660	697
Thomson Reuters Corp. 1.65% 2017	1,005	1,007
Thomson Reuters Corp. 5.65% 2043	670	717
TI Automotive Ltd. 8.75% 2023[4]	470	454
T-Mobile US, Inc. 6.731% 2022	550	577
T-Mobile US, Inc. 6.50% 2026	575	600
Total Capital International 2.875% 2022	315	324
TransCanada PipeLines Ltd. 7.625% 2039	250	301
Trilogy International Partners, LLC 10.25% 2016[4]	2,300	2,038
Turkey (Republic of) 4.557% 2018[4]	775	801
Turkey (Republic of) 6.25% 2022	1,880	2,095
Turkey (Republic of) 6.75% 2040	210	247
U.S. Treasury 5.125% 2016	1,350	1,358
U.S. Treasury 0.875% 2017	6,800	6,817
U.S. Treasury 0.625% 2018	4,350	4,337
U.S. Treasury 1.00% 2018	3,800	3,819
U.S. Treasury 1.25% 2018	6,500	6,573
U.S. Treasury 1.50% 2018	6,400	6,510
U.S. Treasury 3.50% 2018	7,200	7,574
U.S. Treasury 0.75% 2019	8,750	8,726
U.S. Treasury 1.00% 2019	7,575	7,599
U.S. Treasury 1.625% 2019[10]	26,200	26,793
U.S. Treasury 1.625% 2019	12,094	12,362
U.S. Treasury 1.75% 2019	12,050	12,368
U.S. Treasury 1.125% 2020	26,100	26,160
U.S. Treasury 1.25% 2020	11,850	11,937
U.S. Treasury 1.25% 2020	8,200	8,257
U.S. Treasury 1.375% 2020	30,325	30,643
U.S. Treasury 1.375% 2020	12,450	12,574
U.S. Treasury 1.375% 2020	12,050	12,156
U.S. Treasury 1.375% 2020	5,000	5,043
U.S. Treasury 1.50% 2020	7,000	7,108
U.S. Treasury 1.625% 2020	7,150	7,297
U.S. Treasury 1.625% 2020	2,500	2,551
U.S. Treasury 1.625% 2020	540	551
U.S. Treasury 1.75% 2020	13,800	14,145
U.S. Treasury 2.125% 2020	4,000	4,166
U.S. Treasury 1.125% 2021	66,810	66,572
U.S. Treasury 1.375% 2021	11,140	11,225
U.S. Treasury 2.00% 2022	1,050	1,083
U.S. Treasury 2.25% 2024	2,100	2,191
U.S. Treasury 2.50% 2024	14,600	15,534
U.S. Treasury 2.875% 2043	6,300	6,641
U.S. Treasury 2.875% 2045	5,900	6,209
American Funds Insurance Series — Global Bond Fund — Page 122 of 180

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2045	$17,300	$18,687
U.S. Treasury 2.50% 2046	33,900	33,066
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	39,318	41,001
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	11,102	11,208
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	5,494	5,620
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	1,445	1,724
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	7,777	8,139
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	655	638
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	1,237	1,165
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	5,936	6,667
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	674	654
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	3,050	3,188
United Mexican States Government Global 4.125% 2026	1,800	1,892
United Mexican States Government Global 4.75% 2044	3,200	3,200
United Rentals, Inc. 5.50% 2025	300	297
UnitedHealth Group Inc. 1.90% 2018	590	600
UnitedHealth Group Inc. 2.70% 2020	520	541
UnitedHealth Group Inc. 3.35% 2022	395	420
UnitedHealth Group Inc. 3.75% 2025	485	523
UnitedHealth Group Inc. 4.625% 2035	230	257
UnitedHealth Group Inc. 4.75% 2045	390	448
State of California, Various Purpose G.O. Bonds, 7.60% 2040	5,310	8,247
State of California, Various Purpose G.O. Bonds, 7.625% 2040	285	437
Verizon Communications Inc. 4.272% 2036	3,869	3,863
Verizon Communications Inc. 4.522% 2048	5,184	5,216
Virgin Australia Holdings Ltd. 8.50% 2019[4]	325	322
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	545	542
VPI Escrow Corp. 6.375% 2020[4]	1,360	1,136
VPI Escrow Corp. 7.50% 2021[4]	1,500	1,257
VRX Escrow Corp. 6.125% 2025[4]	780	603
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[1]	90	92
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[1]	250	257
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	380	390
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.703% 2049[1,2]	150	154
Walter Energy, Inc. 9.50% 2019[4,9]	2,150	280
WEA Finance LLC 1.75% 2017[4]	655	653
WEA Finance LLC 2.70% 2019[4]	1,500	1,512
WEA Finance LLC 3.25% 2020[4]	2,030	2,076
WEA Finance LLC 3.75% 2024[4]	535	546
Weatherford International PLC 4.50% 2022	910	733
Weatherford International PLC 6.75% 2040	555	397
WellPoint, Inc. 2.30% 2018	585	592
Wells Fargo & Co. 2.55% 2020	1,815	1,849
Wells Fargo & Co. 2.50% 2021	1,423	1,443
Western Digital Corp. 7.375% 2023[4]	375	383
Western Gas Partners LP 4.00% 2022	1,500	1,345
Western Gas Partners LP 3.95% 2025	2,900	2,490
Williams Companies, Inc. 3.70% 2023	1,275	959
Williams Partners LP 4.125% 2020	375	341
Williams Partners LP 5.25% 2020	225	216
Williams Partners LP 4.50% 2023	760	647
Williams Partners LP 4.30% 2024	1,380	1,150
Wind Acquisition SA 4.75% 2020[4]	1,000	950
Wind Acquisition SA 7.375% 2021[4]	2,225	2,025
Windstream Holdings, Inc. 7.75% 2021	475	390
American Funds Insurance Series — Global Bond Fund — Page 123 of 180

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
WM. Wrigley Jr. Co 3.375% 2020[4]	$515	$537
WPX Energy Inc. 7.50% 2020	575	453
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	475	439
Wynn Macau, Ltd. 5.25% 2021[4]	1,550	1,469
ZF Friedrichshafen AG 4.50% 2022[4]	235	241
ZF Friedrichshafen AG 4.75% 2025[4]	585	584
Zimmer Holdings, Inc. 3.15% 2022	790	803
Zimmer Holdings, Inc. 3.55% 2025	500	506
Zimmer Holdings, Inc. 4.25% 2035	575	563
		1,223,261
Total bonds, notes & other debt instruments (cost: $2,189,951,000)		2,192,128
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-1, 3.628% convertible preferred[7,11]	329	189
CEVA Group PLC, Series A-2, 2.628% convertible preferred[7,11]	36	16
Total convertible stocks (cost: $385,000)		205
Common stocks 0.06% U.S. dollars 0.02%
Warrior Met Coal, LLC, Class B4,7,12	2,719	218
CEVA Group PLC[4,7,12]	431	183
Atrium Corp.[4,7,12]	2	—
		401
Miscellaneous 0.04%
Other common stocks in initial period of acquisition		968
Total common stocks (cost: $3,605,000)		1,369
Short-term securities 5.98%	Principal amount (000)
American Honda Finance Corp. 0.45% due 4/12/2016	$ 2,200	2,200
Federal Home Loan Bank 0.38% due 5/18/2016	18,800	18,795
Freddie Mac 0.51% due 4/26/2016	11,300	11,298
Hydro-Québec 0.39% due 5/2/2016[4]	25,000	24,992
KfW 0.45% due 4/15/2016[4]	20,000	19,997
Sumitomo Mitsui Banking Corp. 0.46% due 5/6/2016[4]	30,000	29,987
USAA Capital Corp. 0.33%–0.36% due 4/5/2016–4/12/2016	29,800	29,797
Total short-term securities (cost: $137,059,000)		137,066
Total investment securities 101.76% (cost: $2,331,000,000)		2,330,768
Other assets less liabilities (1.76)%		(40,382)
Net assets 100.00%		$2,290,386
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Bond Fund — Page 124 of 180

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $394,098,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	4/7/2016	JPMorgan Chase	€12,265	$13,551	$409
Euros	4/11/2016	HSBC Bank	€6,366	$6,963	283
Euros	4/11/2016	HSBC Bank	€4,897	$5,320	255
Euros	4/20/2016	Citibank	€6,347	$7,186	40
Euros	4/25/2016	HSBC Bank	€7,751	$8,675	151
Euros	4/25/2016	UBS AG	€3,527	$3,913	103
Euros	4/26/2016	UBS AG	€17,250	$19,043	601
Euros	4/29/2016	UBS AG	€3,192	$3,527	108
Japanese yen	4/6/2016	Barclays Bank PLC	¥2,551,566	$22,987	(310)
Japanese yen	4/13/2016	HSBC Bank	¥848,912	$7,484	62
Japanese yen	4/15/2016	HSBC Bank	¥2,139,727	$18,791	230
Japanese yen	4/18/2016	HSBC Bank	¥1,310,000	$11,521	125
Japanese yen	4/21/2016	HSBC Bank	¥915,834	$8,075	68
Japanese yen	4/22/2016	Barclays Bank PLC	¥2,534,394	$22,550	(15)
Japanese yen	5/19/2016	UBS AG	¥1,008,354	$9,058	(86)
Norwegian kroner	4/18/2016	JPMorgan Chase	NKr30,272	$3,550	108
Swedish kronor	4/18/2016	Barclays Bank PLC	SKr30,059	$3,550	155
					$2,287
Sales:
British pounds	4/7/2016	UBS AG	$5,920	£4,200	$(112)
British pounds	4/12/2016	Bank of America, N.A.	€3,235	£2,500	92
British pounds	4/18/2016	HSBC Bank	$7,070	£4,975	(75)
British pounds	4/22/2016	JPMorgan Chase	¥613,434	£3,800	(4)
British pounds	4/27/2016	HSBC Bank	NKr49,668	£4,100	113
British pounds	4/27/2016	JPMorgan Chase	€5,161	£4,075	24
British pounds	5/6/2016	HSBC Bank	€16,894	£13,400	(3)
Colombian pesos	4/18/2016	JPMorgan Chase	$7,346	COP23,431,350	(459)
Danish kroner	4/13/2016	Citibank	NKr61,222	DKr48,500	(11)
Euros	4/12/2016	Bank of America, N.A.	£27,301	€35,300	(970)
Euros	4/18/2016	HSBC Bank	NKr49,231	€5,250	(28)
Hungarian forints	4/18/2016	HSBC Bank	€3,241	HUF1,000,000	66
Hungarian forints	4/25/2016	Bank of America, N.A.	€53,496	HUF16,700,000	411
Indian rupees	4/18/2016	UBS AG	$9,195	INR620,000	(135)
Malaysian ringgits	4/14/2016	JPMorgan Chase	$3,095	MYR13,000	(233)
Polish zloty	4/18/2016	Barclays Bank PLC	$4,056	PLN15,675	(144)
Polish zloty	4/18/2016	JPMorgan Chase	$12,182	PLN47,100	(438)
South African rand	4/5/2016	JPMorgan Chase	$2,218	ZAR35,000	(151)
South African rand	4/6/2016	Bank of America, N.A.	$1,214	ZAR19,100	(78)
Swedish kronor	4/13/2016	HSBC Bank	€2,889	SKr27,000	(39)
Swedish kronor	4/14/2016	Citibank	$4,481	SKr38,340	(244)
					$(2,418)
Forward currency contracts — net					$(131)
American Funds Insurance Series — Global Bond Fund — Page 125 of 180

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $127,407,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.987%	11/10/2017	$7,000	$(20)
Pay	LCH	3-month USD-LIBOR	0.9887	11/25/2017	7,000	(20)
Pay	LCH	3-month USD-LIBOR	1.164	3/15/2019	9,000	(56)
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	10,000	199
Receive	LCH	3-month USD-LIBOR	1.2185	2/8/2021	40,000	109
Pay	LCH	6-month JPY-LIBOR	0.5725	3/5/2025	¥2,850,000	(1,078)
Pay	LCH	3-month USD-LIBOR	1.754	2/8/2026	$10,000	(111)
Pay	LCH	6-month JPY-LIBOR	0.21125	2/19/2026	¥3,400,000	(211)
Pay	LCH	3-month USD-LIBOR	2.562	11/4/2045	$4,000	(397)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	(102)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	(1,580)
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	(978)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	6,000	(304)
						$(4,549)
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $237,007,000, which represented 10.35% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,048,000, which represented .26% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,008,000, which represented .04% of the net assets of the fund.
[8]	Purchased on a TBA basis.
[9]	Scheduled interest and/or principal payment was not received.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $9,740,000, which represented .43% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.628% convertible preferred	5/2/2013	$334	$189.01%
CEVA Group PLC, Series A-2, 2.628% convertible preferred	3/10/2010	52	16.00
Total private placement securities		$ 386	$ 205.01%

Key to abbreviations
G.O. = General Obligation
LCH = LCH.Clearnet
LOC = Letter of Credit
TBA = To-be-announced
American Funds Insurance Series — Global Bond Fund — Page 126 of 180

High-Income Bond Fund
Investment portfolio
March 31, 2016
unaudited
Bonds, notes & other debt instruments 89.15% Corporate bonds & notes 87.79% Health care 14.63%	Principal amount (000)	Value (000)
Alere Inc. 6.50% 2020	$660	$676
AmSurg Corp. 5.625% 2022	2,175	2,248
Centene Corp. 5.625% 2021[1]	3,555	3,715
Centene Corp. 4.75% 2022	9,740	9,886
Centene Corp. 6.125% 2024[1]	3,400	3,587
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[2,3,4]	888	868
Concordia Healthcare Corp. 9.50% 2022[1]	1,365	1,324
Concordia Healthcare Corp. 7.00% 2023[1]	2,795	2,411
ConvaTec Finance International SA 8.25% 2019[1,5]	5,075	5,046
DaVita HealthCare Partners Inc. 5.00% 2025	4,265	4,233
DJO Finance LLC 10.75% 2020[1]	4,550	3,714
DJO Finco Inc. 8.125% 2021[1]	10,160	9,042
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[1]	1,585	1,500
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	4,955	4,707
Fresenius Medical Care AG & Co. KGAA 4.75% 2024[1]	2,000	2,043
HCA Inc. 6.50% 2020	650	715
HCA Inc. 5.00% 2024	2,900	2,974
HCA Inc. 5.25% 2026	1,975	2,029
HCA Inc. 5.875% 2026	2,530	2,612
Healthsouth Corp. 5.75% 2024	1,675	1,705
Healthsouth Corp. 5.75% 2025	5,230	5,311
Hologic, Inc. 5.25% 2022[1]	380	398
inVentiv Health Inc. 9.00% 2018[1]	3,955	4,103
inVentiv Health Inc. 10.00% 2018[1,5]	20,570	20,878
inVentiv Health Inc. 10.00% 2018	8,597	8,285
inVentiv Health Inc. 10.00% 2018	3,930	3,915
Jaguar Holding Co. 6.375% 2023[1]	1,900	1,956
Kindred Healthcare, Inc. 8.00% 2020	3,700	3,691
Kindred Healthcare, Inc. 8.75% 2023	1,000	959
Kinetic Concepts, Inc. 10.50% 2018	19,945	20,095
Kinetic Concepts, Inc. 12.50% 2019	12,578	10,982
Kinetic Concepts, Inc. 7.875% 2021[1]	975	1,034
Mallinckrodt PLC 4.875% 2020[1]	5,260	4,955
Mallinckrodt PLC 5.75% 2022[1]	756	700
Mallinckrodt PLC 5.625% 2023[1]	3,720	3,395
Mallinckrodt PLC, Term Loan B-1, 3.50% 2021[2,3,4]	2,693	2,622
MEDNAX, Inc. 5.25% 2023[1]	2,055	2,142
Molina Healthcare, Inc. 5.375% 2022[1]	6,210	6,412
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	3,740	2,833
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,3,4]	8,808	8,126
Pharmaceutical Product Development LLC, Term Loan, 4.25% 2022[2,3,4]	1,975	1,960
Prestige Brands International Inc. 6.375% 2024[1]	750	786
Quintiles Transnational Corp. 4.875% 2023[1]	2,550	2,619
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,6]	5,535	5,128
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,6]	3,023	3,007
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,6]	$2,300	$2,289
Teamhealth Inc. 7.25% 2023[1]	1,175	1,260
Tenet Healthcare Corp. 4.375% 2021	1,000	1,008
Tenet Healthcare Corp. 6.75% 2023	3,985	3,836
Tenet Healthcare Corp., First Lien, 4.75% 2020	6,185	6,371
Tenet Healthcare Corp., First Lien, 6.00% 2020	4,380	4,687
Tenet Healthcare Corp., First Lien, 4.50% 2021	4,580	4,626
Valeant Pharmaceuticals International Inc. 7.00% 2020[1]	345	292
Valeant Pharmaceuticals International Inc. 5.50% 2023[1]	1,675	1,319
Valeant Pharmaceuticals International, Inc., Term Loan BF-1, 4.00% 2022[2,3,4]	1,398	1,323
Vizient Inc. 10.375% 2024[1]	1,960	2,102
VPI Escrow Corp. 6.75% 2018[1]	9,665	8,819
VPI Escrow Corp. 6.375% 2020[1]	10,070	8,408
VPI Escrow Corp. 7.50% 2021[1]	1,725	1,446
VRX Escrow Corp. 5.375% 2020[1]	5,200	4,264
VRX Escrow Corp. 5.875% 2023[1]	2,020	1,593
VRX Escrow Corp. 6.125% 2025[1]	3,475	2,684
		247,654
Consumer discretionary 13.51%
AMC Networks Inc. 5.00% 2024	2,450	2,465
Boyd Gaming Corp. 9.00% 2020	8,600	9,116
Boyd Gaming Corp. 6.875% 2023	1,315	1,407
Boyd Gaming Corp. 6.375% 2026[1]	1,875	1,955
Burger King Corp. 4.625% 2022[1]	1,500	1,530
Burger King Corp. 6.00% 2022[1]	4,850	5,056
Cablevision Systems Corp. 7.75% 2018	2,875	3,004
Cablevision Systems Corp. 6.75% 2021	4,450	4,581
CBS Outdoor Americas Inc. 5.25% 2022	900	926
CBS Outdoor Americas Inc. 5.625% 2024	2,025	2,116
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	2,400	2,492
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	600	634
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[1]	1,000	1,057
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	11,370	11,796
Cedar Fair, LP 5.375% 2024	1,810	1,887
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	12,670	12,607
Churchill Downs Inc. 5.375% 2021[1]	2,075	2,148
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	6,678	6,160
Cumulus Media Holdings Inc. 7.75% 2019	2,630	1,013
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,4]	918	624
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,3,4]	2,675	2,468
DISH DBS Corp. 4.25% 2018	6,875	7,063
Extended Stay America Inc. 5.25% 2025[1]	1,925	1,889
Family Tree Escrow LLC 5.25% 2020[1]	325	342
Family Tree Escrow LLC 5.75% 2023[1]	1,450	1,543
GameStop Corp. 6.75% 2021[1]	3,500	3,395
Gannett Co., Inc. 5.125% 2019	915	959
Gannett Co., Inc. 4.875% 2021[1]	1,535	1,585
General Motors Co. 4.00% 2025	465	455
Goodyear Tire & Rubber Co. 5.125% 2023	1,130	1,161
Group 1 Automotive, Inc. 5.25% 2023[1]	2,480	2,461
Hilton Worldwide Finance LLC 5.625% 2021	2,650	2,759
iHeartCommunications, Inc. 10.625% 2023	515	359
iHeartCommunications, Inc., Term Loan D, 7.18% 2019[2,3,4]	1,350	928
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
International Game Technology 6.25% 2022[1]	$2,000	$2,045
Jarden Corp. 5.00% 2023[1]	675	710
Lamar Media Corp. 5.75% 2026[1]	1,425	1,500
Lear Corp., 5.25% 2025	1,860	1,944
Limited Brands, Inc. 6.625% 2021	875	989
Limited Brands, Inc. 6.875% 2035	5,225	5,696
McClatchy Co. 9.00% 2022	3,275	3,068
MDC Partners Inc. 6.50% 2024[1]	2,900	2,969
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	2,500	2,528
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	2,400	2,466
Melco Crown Entertainment Ltd. 5.00% 2021[1]	1,500	1,434
MGM Resorts International 8.625% 2019	4,875	5,570
MGM Resorts International 7.75% 2022	750	842
MGM Resorts International 6.00% 2023	5,350	5,547
Michaels Stores, Inc. 5.875% 2020[1]	2,800	2,940
NBC Universal Enterprise, Inc. 5.25% 2049[1]	835	862
NCL Corp. Ltd. 4.625% 2020[1]	2,700	2,727
Needle Merger Sub Corp. 8.125% 2019[1]	6,126	5,667
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	550	476
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5]	3,170	2,459
Neiman Marcus, Term Loan B, 4.25% 2020[2,3,4]	3,564	3,274
Netflix, Inc. 5.50% 2022	1,400	1,473
Netflix, Inc. 5.75% 2024	1,705	1,807
Newell Rubbermaid Inc. 3.85% 2023	595	618
Newell Rubbermaid Inc. 4.20% 2026	845	886
Newell Rubbermaid Inc. 5.375% 2036	160	170
Newell Rubbermaid Inc. 5.50% 2046	1,155	1,255
PETCO Animal Supplies, Inc., Term Loan B-1, 5.75% 2023[2,3,4]	3,200	3,197
PETsMART, Inc. 7.125% 2023[1]	5,650	6,003
Playa Resorts Holding BV 8.00% 2020[1]	5,080	5,042
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,3,4]	878	864
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	1,935	2,070
Sinclair Broadcast Group, Inc. 5.875% 2026[1]	2,775	2,855
Sirius Minerals PLC 4.625% 2023[1]	1,660	1,648
Sotheby’s Holdings, Inc. 5.25% 2022[1]	2,300	2,070
Tempur Sealy International, Inc. 5.625% 2023[1]	1,870	1,933
TI Automotive Ltd. 8.75% 2023[1]	4,545	4,386
Tribune Media Co. 5.875% 2022[1]	2,675	2,615
Univision Communications Inc. 8.50% 2021[1]	3,445	3,527
Univision Communications Inc. 5.125% 2023[1]	1,850	1,850
Univision Communications Inc. 5.125% 2025[1]	295	292
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	73	72
Warner Music Group 13.75% 2019	850	902
Warner Music Group 5.625% 2022[1]	2,350	2,391
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	2,965	2,997
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	2,425	2,240
Wynn Macau, Ltd. 5.25% 2021[1]	9,925	9,404
ZF Friedrichshafen AG 4.00% 2020[1]	565	574
ZF Friedrichshafen AG 4.50% 2022[1]	4,680	4,791
ZF Friedrichshafen AG 4.75% 2025[1]	5,110	5,104
		228,690
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 12.00%	Principal amount (000)	Value (000)
ADT Corp. 3.50% 2022	$3,850	$3,349
AECOM Technology Corp. 5.875% 2024	1,625	1,690
AerCap Holdings NV 3.75% 2019	1,575	1,571
AerCap Holdings NV 4.50% 2021	1,750	1,795
Aircastle Ltd. 5.00% 2023	2,025	2,040
American Builders & Contractors Supply Co. Inc. 5.75% 2023[1]	2,325	2,424
ARAMARK Corp. 5.125% 2024[1]	1,775	1,875
Ashtead Capital Inc. 6.50% 2022[1]	800	854
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,580	14,881
Avis Budget Group, Inc. 6.375% 2024[1]	1,925	1,935
Bombardier Inc. 5.50% 2018[1]	1,105	1,022
Bombardier Inc. 7.50% 2018[1]	370	366
Bombardier Inc. 4.75% 2019[1]	870	759
Bombardier Inc. 7.75% 2020[1]	780	675
Builders Firstsource 7.625% 2021[1]	11,925	12,447
CEVA Group PLC 9.00% 2021[1]	1,700	1,139
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[2,3,4]	1,867	1,558
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	1,930	1,610
CEVA Group PLC, Term Loan, 6.50% 2021[2,3,4]	333	278
CEVA Group PLC, Term Loan B, 6.50% 2021[2,3,4]	2,662	2,221
Constellis Holdings 9.75% 2020[1]	1,275	1,116
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	113	116
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	3	3
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	53	56
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	268	287
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	19	19
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	10,929
Corporate Risk Holdings LLC 13.50% 2020[1,5,6]	1,147	1,066
DAE Aviation Holdings, Inc. 10.00% 2023[1]	7,945	7,627
Euramax International, Inc. 12.00% 2020[1]	6,450	5,902
Gardner Denver, Inc. 6.875% 2021[1]	2,400	1,974
Gardner Denver, Inc., Term Loan B, 4.25% 2020[2,3,4]	1,690	1,534
Gates Global LLC 6.00% 2022[1]	3,025	2,601
Gates Global LLC, Term Loan B, 4.25% 2021[2,3,4]	558	527
General Electric Co. 5.00% (undated)	3,265	3,367
Hardwoods Acquisition Inc 7.50% 2021[1]	4,150	2,843
Hawker Beechcraft Acquisition Co., LLC, Goldman Sachs Group, Inc. LOC, 0.102% 2016[2,3,4,6,7]	97	—
HD Supply, Inc. 7.50% 2020	2,750	2,932
HD Supply, Inc. 11.50% 2020	1,725	1,922
HD Supply, Inc. 5.25% 2021[1]	3,375	3,556
HD Supply, Inc. 5.75% 2024[1]	2,450	2,523
HDTFS Inc. 5.875% 2020	3,475	3,553
Huntington Ingalls Industries Inc. 5.00% 2025[1]	920	966
KLX Inc. 5.875% 2022[1]	8,780	8,736
LMI Aerospace Inc. 7.375% 2019	3,655	3,454
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	9,200	6,141
Navios Maritime Holdings Inc. 7.375% 2022[1]	5,225	1,907
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,145	1,843
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,000	1,026
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	2,775	2,900
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	2,650	2,729
Nortek Inc. 8.50% 2021	6,610	6,891
Ply Gem Industries, Inc. 6.50% 2022	6,275	6,267
Ply Gem Industries, Inc. 6.50% 2022	2,675	2,635
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
PrimeSource Building Products Inc 9.00% 2023[1]	$425	$384
R.R. Donnelley & Sons Co. 7.25% 2018	2,554	2,688
R.R. Donnelley & Sons Co. 7.875% 2021	6,975	7,062
R.R. Donnelley & Sons Co. 7.00% 2022	1,500	1,395
R.R. Donnelley & Sons Co. 6.50% 2023	3,900	3,354
Sensata Technologies Holding NV 5.00% 2025[1]	1,850	1,873
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	12,220	9,715
Standard Aero Holdings, Inc., Term Loan B, 5.25% 2022[2,3,4]	892	886
TRAC Intermodal 11.00% 2019	750	804
TransDigm Inc. 5.50% 2020	1,525	1,537
TransDigm Inc. 7.50% 2021	500	526
TransDigm Inc. 6.00% 2022	2,085	2,088
TransDigm Inc. 6.50% 2024	800	798
TransDigm Inc. 6.50% 2025	1,200	1,178
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4]	18	19
United Rentals, Inc. 7.375% 2020	1,275	1,335
United Rentals, Inc. 7.625% 2022	1,295	1,386
United Rentals, Inc. 4.625% 2023	1,025	1,022
United Rentals, Inc. 5.50% 2025	1,575	1,561
Univar Inc. 6.75% 2023[1]	1,300	1,284
Virgin Australia Holdings Ltd. 8.50% 2019[1]	2,675	2,652
Watco Companies 6.375% 2023[1]	395	387
XPO Logistics, Inc. 7.875% 2019[1]	700	728
XPO Logistics, Inc., Term Loan B, 5.50% 2021[2,3,4]	3,963	3,985
		203,084
Telecommunication services 11.87%
Altice Financing SA 6.625% 2023[1]	835	841
Altice Finco SA 9.875% 2020[1]	850	918
Altice Finco SA 6.50% 2022[1]	1,000	1,022
Altice Finco SA 7.625% 2025[1]	250	241
Altice Finco SA, First Lien, 7.75% 2022[1]	1,400	1,385
Altice SA 7.625% 2025[1]	650	624
CenturyLink, Inc. 7.50% 2024	2,950	2,961
CenturyLink, Inc. 5.625% 2025	725	648
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,353
Columbus International Inc. 7.375% 2021[1]	1,800	1,924
Digicel Group Ltd. 8.25% 2020[1]	16,800	14,511
Digicel Group Ltd. 6.00% 2021[1]	2,650	2,385
Digicel Group Ltd. 7.125% 2022[1]	2,750	2,152
Frontier Communications Corp. 8.125% 2018	3,325	3,562
Frontier Communications Corp. 8.50% 2020	3,000	3,090
Frontier Communications Corp. 8.875% 2020[1]	900	943
Frontier Communications Corp. 8.75% 2022	200	196
Frontier Communications Corp. 10.50% 2022[1]	7,530	7,746
Frontier Communications Corp. 11.00% 2025[1]	6,627	6,685
Inmarsat PLC 4.875% 2022[1]	1,450	1,373
Intelsat Jackson Holding Co. 7.25% 2019	2,975	2,209
Intelsat Jackson Holding Co. 7.25% 2020	5,000	3,250
Intelsat Jackson Holding Co. 6.625% 2022	2,350	1,269
Intelsat Jackson Holding Co. 8.00% 2024[1]	3,400	3,510
Level 3 Communications, Inc. 5.125% 2023	2,150	2,182
LightSquared, Term Loan, 9.75% 2020[2,3,4,5]	28,638	25,631
MetroPCS Wireless, Inc. 6.25% 2021	13,925	14,688
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
MetroPCS Wireless, Inc. 6.625% 2023	$3,950	$4,177
Millicom International Cellular SA 6.625% 2021[1]	3,540	3,593
Neptune Finco Corp. (Altice NV) 10.125% 2023[1]	1,375	1,475
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	1,575	1,707
Numericable Group SA 4.875% 2019[1]	14,825	14,825
Numericable Group SA 6.00% 2022[1]	1,290	1,264
Sable International Finance Ltd. 6.875% 2022[1]	1,600	1,608
SoftBank Corp. 4.50% 2020[1]	4,950	5,030
Sprint Capital Corp. 6.90% 2019	1,225	1,066
Sprint Nextel Corp. 8.375% 2017	625	620
Sprint Nextel Corp. 7.00% 2020	9,650	7,720
Sprint Nextel Corp. 7.25% 2021	2,075	1,595
Sprint Nextel Corp. 11.50% 2021	4,250	3,804
Sprint Nextel Corp. 7.875% 2023	2,050	1,573
Sprint Nextel Corp. 6.875% 2028	700	515
T-Mobile US, Inc. 6.731% 2022	3,100	3,254
T-Mobile US, Inc. 6.375% 2025	1,250	1,284
T-Mobile US, Inc. 6.50% 2026	1,725	1,800
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	11,233
Wind Acquisition SA 4.75% 2020[1]	2,975	2,826
Wind Acquisition SA 7.375% 2021[1]	21,325	19,406
Windstream Holdings, Inc. 7.75% 2021	2,125	1,744
Zayo Group Holdings, Inc. 6.375% 2025[1]	950	929
Zayo Group Holdings, Inc. 6.375% 2025	675	662
		201,009
Energy 11.34%
American Energy (Marcellus), Term Loan B, 5.25% 2020[2,3,4]	6,250	1,125
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,3,4]	4,775	215
American Energy (Permian Basin) 7.125% 2020[1]	3,350	1,022
American Energy (Permian Basin) 7.375% 2021[1]	1,775	550
Anadarko Petroleum Corp. 4.85% 2021	145	148
Anadarko Petroleum Corp. 5.55% 2026	370	375
Anadarko Petroleum Corp. 6.60% 2046	490	502
Antero Resources Corp. 5.375% 2021	570	526
Arch Coal, Inc. 7.00% 2019[7]	700	5
Arch Coal, Inc. 7.25% 2021[7]	1,000	8
Ascent Resources Utica, LLC, 17.50% 2019[2,3,4,5,6]	160	36
Baytex Energy Corp. 5.125% 2021[1]	2,000	1,420
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	5,800	4,857
Chesapeake Energy Corp. 4.875% 2022	2,000	680
Chesapeake Energy Corp. 8.00% 2022[1]	1,580	782
Concho Resources Inc. 5.50% 2023	2,175	2,142
CONSOL Energy Inc. 5.875% 2022	10,800	7,837
DCP Midstream Operating LP 4.95% 2022	1,700	1,498
Denbury Resources Inc. 4.625% 2023	6,825	2,901
Diamond Offshore Drilling, Inc. 4.875% 2043	2,910	1,928
Enbridge Energy Partners, LP 4.375% 2020	900	880
Enbridge Energy Partners, LP 5.875% 2025	685	692
Enbridge Energy Partners, LP 7.375% 2045	2,545	2,580
Energy Transfer Partners, LP 7.50% 2020	4,900	4,741
Energy Transfer Partners, LP 5.875% 2024	4,550	3,913
Energy Transfer Partners, LP 5.50% 2027	2,995	2,403
Ensco PLC 5.20% 2025	1,100	619
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ensco PLC 5.75% 2044	$4,420	$2,193
EP Energy Corp. 9.375% 2020	900	458
EP Energy Corp. 6.375% 2023	675	314
Exxon Mobil Corp. 4.114% 2046	1,200	1,276
Genesis Energy, LP 6.75% 2022	5,050	4,741
Halliburton Co. 5.00% 2045	1,250	1,229
Jupiter Resources Inc. 8.50% 2022[1]	900	481
Kinder Morgan, Inc. 4.30% 2025	1,440	1,373
Matador Resources Co. 6.875% 2023	100	96
Murray Energy Corp., Term Loan B1, 7.00% 2017[2,3,4]	969	661
Newfield Exploration Co. 5.75% 2022	950	932
Newfield Exploration Co. 5.375% 2026	150	137
NGL Energy Partners LP 5.125% 2019	465	284
NGL Energy Partners LP 6.875% 2021	8,680	5,165
NGPL PipeCo LLC 7.119% 2017[1]	5,555	5,395
NGPL PipeCo LLC 9.625% 2019[1]	13,535	13,332
NGPL PipeCo LLC 7.768% 2037[1]	1,320	1,089
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	1,637	1,584
Noble Corp PLC 5.95% 2025	3,235	2,106
Noble Corp PLC 6.95% 2045	3,450	1,939
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,4]	1,534	353
ONEOK, Inc. 4.25% 2022	1,450	1,211
ONEOK, Inc. 7.50% 2023	1,250	1,222
PBF Energy Inc. 7.00% 2023[1]	1,450	1,377
PDC Energy Inc. 7.75% 2022	5,025	5,038
Peabody Energy Corp. 6.00% 2018	33,745	2,489
Peabody Energy Corp. 6.50% 2020	2,500	191
Peabody Energy Corp. 6.25% 2021	6,220	459
Petrobras Global Finance Co. 2.238% 2016[2]	500	499
Petrobras Global Finance Co. 3.00% 2019	2,085	1,792
Petrobras Global Finance Co. 6.25% 2024	1,395	1,119
Petrobras International Finance Co. 5.75% 2020	590	510
Petróleos Mexicanos 6.875% 2026[1]	2,250	2,441
QGOG Constellation SA 6.25% 2019[1]	6,105	3,541
Range Resources Corp. 5.00% 2023	1,450	1,236
Range Resources Corp. 4.875% 2025[1]	2,075	1,826
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,775	2,481
Rice Energy Inc. 6.25% 2022	4,275	3,741
Rice Energy Inc. 7.25% 2023	750	660
Sabine Pass Liquefaction, LLC 5.625% 2021	5,950	5,749
Sabine Pass Liquefaction, LLC 5.75% 2024	6,700	6,432
Sabine Pass Liquefaction, LLC 5.625% 2025	8,495	8,134
Samson Investment Co. 9.75% 2020	1,300	4
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4,7]	150	1
Seven Generations Energy Ltd. 6.75% 2023[1]	1,125	1,072
SM Energy Co. 5.625% 2025	5,300	3,708
Southwestern Energy Co. 4.10% 2022	5,950	3,986
Southwestern Energy Co. 4.95% 2025	1,090	752
Sunoco LP 5.50% 2020[1]	1,795	1,793
Targa Resources Corp. 4.125% 2019	4,350	4,130
Targa Resources Partners LP 6.75% 2024[1]	1,610	1,590
Teekay Corp. 8.50% 2020	8,993	6,250
Teekay Corp. 8.50% 2020[1]	6,530	4,538
Tesoro Logistics LP 5.50% 2019[1]	3,155	3,147
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Tesoro Logistics LP 5.875% 2020	$1,185	$1,181
Tesoro Logistics LP 6.25% 2022[1]	450	450
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	290	256
Transocean Inc. 3.00% 2017	950	907
Transocean Inc. 7.125% 2021	2,280	1,545
Weatherford International PLC 4.50% 2022	4,300	3,461
Weatherford International PLC 6.75% 2040	2,870	2,052
Whiting Petroleum Corp. 5.00% 2019	1,300	907
Williams Companies, Inc. 3.70% 2023	5,800	4,364
WPX Energy Inc. 7.50% 2020	2,550	2,008
YPF Sociedad Anónima 8.50% 2021[1]	1,025	1,029
YPF Sociedad Anónima 8.50% 2025[1]	1,120	1,098
		191,900
Materials 10.27%
Aleris International, Inc. 9.50% 2021[1]	3,805	3,888
ArcelorMittal 6.125% 2018	650	660
ArcelorMittal 10.85% 2019	2,050	2,286
ArcelorMittal 6.50% 2021	4,660	4,613
ArcelorMittal 6.125% 2025	1,075	1,000
ArcelorMittal 7.75% 2041	15,855	13,635
Ardagh Packaging Finance 6.25% 2019[1]	2,750	2,735
Ashland Inc. 4.75% 2022	1,185	1,209
Ball Corp. 4.375% 2020	2,600	2,701
Berry Plastics Corp. 5.125% 2023	2,290	2,324
BHP Billiton Finance Ltd. 6.25% 2075[1]	1,195	1,207
BHP Billiton Finance Ltd. 6.75% 2075[1]	925	926
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[1]	1,045	1,199
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[1]	450	516
CEMEX Finance LLC 7.25% 2021[1]	450	469
CEMEX SAB de CV 6.50% 2019[1]	1,125	1,160
CEMEX SAB de CV 7.75% 2026[1]	2,775	2,858
Chemours Co. 6.625% 2023[1]	6,960	5,707
Chemours Co. 7.00% 2025[1]	5,490	4,426
First Quantum Minerals Ltd. 6.75% 2020[1]	16,443	11,346
First Quantum Minerals Ltd. 7.00% 2021[1]	17,193	11,605
First Quantum Minerals Ltd. 7.25% 2022[1]	3,025	2,042
FMG Resources 4.25% 2019[2,3,4]	2,125	1,801
FMG Resources 9.75% 2022[1]	19,825	19,875
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,080	3,569
Freeport-McMoRan Inc. 6.50% 2020	2,425	1,952
Georgia Gulf Corp. 4.625% 2021	1,350	1,311
Georgia Gulf Corp. 4.875% 2023	800	784
Huntsman International LLC 4.875% 2020	3,750	3,731
JMC Steel Group Inc. 8.25% 2018[1]	11,950	10,755
LSB Industries, Inc. 7.75% 2019	1,850	1,707
Owens-Illinois, Inc. 5.00% 2022[1]	560	575
Owens-Illinois, Inc. 5.875% 2023[1]	3,310	3,455
Owens-Illinois, Inc. 5.375% 2025[1]	420	422
Owens-Illinois, Inc. 6.375% 2025[1]	1,755	1,848
Platform Specialty Products Corp. 10.375% 2021[1]	4,210	4,084
Platform Specialty Products Corp. 6.50% 2022[1]	305	259
Platform Specialty Products Corp., Term Loan B-1, 5.50% 2020[2,3,4]	2,222	2,155
Rayonier Advanced Materials Inc. 5.50% 2024[1]	3,065	2,529
American Funds Insurance Series — High-Income Bond Fund — Page 134 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Reynolds Group Holdings, Ltd. 6.00% 2017[1]	$2,075	$2,066
Reynolds Group Inc. 9.875% 2019	1,863	1,929
Reynolds Group Inc. 5.75% 2020	17,570	18,075
Ryerson Inc. 9.00% 2017	6,950	6,046
Ryerson Inc. 11.25% 2018	950	641
Standard Industries Inc. 5.125% 2021[1]	150	154
Standard Industries Inc. 5.50% 2023[1]	1,100	1,128
Summit Materials, Inc. 6.125% 2023	2,105	2,010
Tembec Industries Inc. 9.00% 2019[1]	350	243
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	355	377
Walter Energy, Inc. 9.50% 2019[1,7]	14,200	1,846
		173,839
Financials 7.90%
Ally Financial Inc. 8.00% 2020	1,915	2,150
Ally Financial Inc. 5.125% 2024	2,250	2,312
Ally Financial Inc. 5.75% 2025	2,410	2,368
Bank of America Corp., Series AA, 6.10% (undated)	911	898
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	450	441
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	2,200	2,170
BNP Paribas, convertible bonds, 7.375% 2049[1]	3,150	3,052
BNP Paribas, Contingent Convertible, 7.625% (undated)[1]	1,950	1,965
CIT Group Inc. 4.25% 2017	750	765
CIT Group Inc. 3.875% 2019	10,240	10,240
Citigroup Inc., Series P, 5.95% (undated)	1,563	1,506
Citigroup Inc., Series R, junior subordinated 6.125% (undated)	1,825	1,832
Communications Sales & Leasing, Inc. 6.00% 2023[1]	4,300	4,192
Communications Sales & Leasing, Inc. 8.25% 2023	4,832	4,506
Credit Agricole SA 8.375% (undated)[1]	2,975	3,295
Credit Agricole SA, Contingent Convertible, 8.125% (undated)[1]	1,250	1,260
Crescent Resources 10.25% 2017[1]	5,175	5,143
Deutsche Bank AG, Contingent Convertible, 7.50% (undated)	1,800	1,546
Equinix, Inc. 5.875% 2026	1,150	1,214
General Motors Acceptance Corp. 7.50% 2020	1,945	2,161
Goldman Sachs Group, Inc., Series M, junior subordinated 5.375% (undated)	2,665	2,592
Icahn Enterprises Finance Corp. 3.50% 2017	6,025	6,025
International Lease Finance Corp. 8.25% 2020	875	1,024
Iron Mountain Inc. 6.00% 2023	1,300	1,371
Iron Mountain Inc. 5.75% 2024	5,975	6,154
iStar Financial Inc. 4.00% 2017	6,500	6,386
iStar Financial Inc. 4.875% 2018	925	897
iStar Financial Inc. 5.00% 2019	5,925	5,718
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,484
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	3,220	3,224
LeasePlan Corp NV 7.375% 2021[1]	2,125	2,218
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,200	1,311
MetLife Capital Trust X, junior subordinated 9.25% 2068[1]	300	408
MetLife Inc., junior subordinated 10.75% 2069	500	761
MSCI Inc. 5.75% 2025[1]	1,750	1,851
National Financial Partners Corp. 9.00% 2021[1]	425	410
Newstar Financial Inc. 7.25% 2020	1,915	1,731
Nordea Bank AB, 5.50% (undated)[1]	1,045	1,018
Nordea Bank AB, 6.125% (undated)[1]	1,055	1,009
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	1,920	2,102
American Funds Insurance Series — High-Income Bond Fund — Page 135 of 180

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Rabobank Nederland NV, contingent convertible, 8.40% (undated)	$450	$476
Realogy Corp. 4.50% 2019[1]	5,275	5,440
Realogy Corp. 5.25% 2021[1]	7,225	7,496
Realogy Corp., Barclays PLC LOC, 4.40% 2016[2,3,4]	506	498
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1]	1,265	1,385
Skandinaviska Enskilda, contingent convertible, 5.75% (undated)	400	389
Société Générale 8.00% 2049[1]	985	960
Société Générale 8.25% 2049	1,425	1,441
State Street Corp., junior subordinated, 5.25% 2049	2,900	2,951
Svenska Handelsbanken AB, convertible bonds, 5.25% 2049	400	385
UBS AG 7.125% (undated)	950	963
US Bancorp., junior subordinated 5.125% (undated)	2,820	2,890
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	2,810	2,912
ZFS Finance (USA) Trust II, junior subordinated, 6.45% 2065[1]	1,250	1,254
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[1]	2,675	2,635
		133,785
Information technology 3.96%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,917
Avago Technologies Ltd., Term Loan B, 4.25% 2022[2,3,4]	4,325	4,309
CommScope Holding Co., Inc. 5.00% 2021[1]	2,625	2,655
First Data Corp. 5.375% 2023[1]	3,575	3,678
First Data Corp. 7.00% 2023[1]	8,105	8,216
First Data Corp. 5.00% 2024[1]	3,825	3,844
First Data Corp. 5.75% 2024[1]	1,875	1,882
Freescale Semiconductor, Inc. 6.00% 2022[1]	6,825	7,252
Hughes Satellite Systems Corp. 7.625% 2021	1,500	1,678
Infor (US), Inc. 6.50% 2022	1,950	1,784
Infor Inc. 5.75% 2020[1]	2,200	2,271
Infor Software 7.125% 2021[1,5]	400	301
Microsemi Corp., 9.125% 2023[1]	825	910
Microsemi Corp., Term Loan B-1-L, 5.25% 2023[2,3,4]	1,946	1,957
Nuance Communications, Inc. 5.375% 2020[1]	2,275	2,319
NXP BV and NXP Funding LLC 4.125% 2020[1]	1,000	1,013
ON Semiconductor Corp. 5.25% 2023[2,3,4]	2,175	2,183
Qorvo, Inc. 7.00% 2025[1]	4,975	5,224
Serena Software, Inc., Term Loan B, 7.50% 2020[2,3,4]	2,143	2,141
Solera Holdings, Inc. 10.50% 2024[1]	1,750	1,763
Solera Holdings, Inc., Term Loan B, 5.75% 2023[2,3,4]	1,900	1,900
Western Digital Corp. 7.375% 2023[1]	4,675	4,780
Western Digital Corp. 10.50% 2024[1]	750	752
Western Digital Corp., Term Loan B, 6.25% 2023[2,3,4]	2,425	2,399
		67,128
Utilities 1.71%
AES Corp. 8.00% 2020	2,175	2,480
AES Corp. 7.375% 2021	2,850	3,206
AES Corp. 5.50% 2024	775	761
AES Corp. 5.50% 2025	3,775	3,662
Calpine Corp. 6.00% 2022[1]	825	873
Calpine Corp. 5.375% 2023	515	502
Calpine Corp. 7.875% 2023[1]	280	298
Calpine Corp. 5.50% 2024	990	955
Calpine Corp. 5.875% 2024[1]	1,250	1,319
American Funds Insurance Series — High-Income Bond Fund — Page 136 of 180

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dynegy Finance Inc. 6.75% 2019	$145	$145
Dynegy Finance Inc. 7.375% 2022	4,855	4,515
Dynegy Finance Inc. 7.625% 2024	3,285	2,998
Enel Società per Azioni 8.75% 2073[1]	2,475	2,766
NRG Energy, Inc. 6.25% 2022	3,335	3,117
Public Service Electric and Gas Co., 3.80% 2046	690	706
TXU, Term Loan, 4.65% 2017[2,3,4,7]	2,461	702
		29,005
Consumer staples 0.60%
Constellation Brands, Inc. 3.875% 2019	250	263
Constellation Brands, Inc. 6.00% 2022	700	791
Ingles Markets, Inc. 5.75% 2023	475	485
Kronos Acquisition Holdings Inc. 9.00% 2023[1]	425	391
Post Holdings, Inc. 6.75% 2021[1]	1,425	1,505
Post Holdings, Inc. 7.75% 2024[1]	1,350	1,488
Post Holdings, Inc. 8.00% 2025[1]	1,550	1,740
Reynolds American Inc. 5.85% 2045	1,910	2,330
Tops Holding Corp. and Tops Markets, LLC 8.00% 2022[1]	1,175	1,093
		10,086
Total corporate bonds & notes		1,486,180
Asset-backed obligations 0.70%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[4]	750	758
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.858% 2023[1,2,4]	1,190	1,187
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.872% 2023[1,2,4]	425	423
Madison Park Funding Ltd., CLO, Series 2012-8-A, Class A-R, 1.87% 2022[1,2,4]	2,585	2,579
Madison Park Funding Ltd., CLO, Series 2012-9-A, Class A-R, 1.91% 2022[1,2,4]	3,094	3,089
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.884% 2023[1,2,4]	925	923
Magnetite CLO Ltd., Series 2014-9-A, Class A-1, 2.036% 2026[1,2,4]	2,550	2,536
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.898% 2023[1,2,4]	450	449
		11,944
U.S. Treasury bonds & notes 0.60% U.S. Treasury 0.60%
U.S. Treasury 1.375% 2020[8]	10,000	10,108
Total U.S. Treasury bonds & notes		10,108
Bonds & notes of governments outside the U.S. 0.06%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR15,150	963
Total bonds, notes & other debt instruments (cost: $1,662,394,000)		1,509,195
Convertible bonds 0.32% Financials 0.11%
Banco Bilbao Vizcaya Argentaria, SA, contingent convertible, 6.75% (undated)	€1,800	1,881
Energy 0.00%
Ascent Resources Utica, LLC, convertible notes, 3.50% 2021[1,5,6]	$2,992	90
American Funds Insurance Series — High-Income Bond Fund — Page 137 of 180

unaudited
Convertible bonds Miscellaneous 0.21%	Principal amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$3,578
Total convertible bonds (cost: $8,700,000)		5,549
Convertible stocks 0.63% Industrials 0.22%	Shares
CEVA Group PLC, Series A-1, 3.628% convertible preferred[6,9]	4,788	2,753
CEVA Group PLC, Series A-2, 2.628% convertible preferred[6,9]	2,212	940
		3,693
Utilities 0.17%
Exelon Corp., convertible preferred, units	57,000	2,806
Financials 0.10%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	34,000	1,738
Energy 0.03%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	24,760	486
Miscellaneous 0.11%
Other convertible stocks in initial period of acquisition		1,917
Total convertible stocks (cost: $14,946,000)		10,640
Common stocks 1.17% Consumer discretionary 0.22%
Cooper-Standard Holdings Inc.[1,6,10]	55,025	3,755
Adelphia Recovery Trust, Series Arahova[6,10]	388,601	8
Adelphia Recovery Trust, Series ACC-1[6,10]	449,306	1
Five Star Travel Corp.[1,6,10]	7,285	—
		3,764
Industrials 0.14%
CEVA Group PLC[1,6,10]	5,622	2,389
Quad/Graphics, Inc., Class A	525	7
Atrium Corp.[1,6,10]	361	—
		2,396
Health care 0.09%
Rotech Healthcare Inc.[6,10]	201,793	1,516
Materials 0.09%
Warrior Met Coal, LLC, Class B1,6,10	17,963	1,437
Miscellaneous 0.63%
Other common stocks in initial period of acquisition		10,641
Total common stocks (cost: $39,655,000)		19,754
American Funds Insurance Series — High-Income Bond Fund — Page 138 of 180

unaudited
Short-term securities 7.05%	Principal amount (000)	Value (000)
Chevron Corp. 0.49% due 5/3/2016[1]	$ 37,200	$37,187
Coca-Cola Co. 0.50% due 4/25/2016[1]	9,300	9,298
Federal Home Loan Bank 0.58% due 7/13/2016	9,600	9,592
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	39,100	39,100
PepsiCo Inc. 0.34% due 4/28/2016[1]	24,200	24,193
Total short-term securities (cost: $119,358,000)		119,370
Total investment securities 98.32% (cost: $1,845,053,000)		1,664,508
Other assets less liabilities 1.68%		28,414
Net assets 100.00%		$1,692,922
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $3,667,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 3/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
South African rand	4/18/2016	Bank of America, N.A.	$856	ZAR13,200	$(35)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $31,933,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized depreciation at 3/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	1.2215%	5/8/2018	$4,500	$(34)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.39	9/12/2025	MXN57,000	(100)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.52	9/12/2025	57,000	(134)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.5	9/12/2025	118,000	(266)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.435	9/15/2025	91,000	(178)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.485	9/16/2025	30,000	(66)
Pay	CME	28-day MXN Equilibrium Interbank Interest Rate	6.495	9/17/2025	52,000	(116)
Pay	LCH	3-month USD-LIBOR	2.883	6/22/2045	$750	(130)
Pay	LCH	3-month USD-LIBOR	2.2655	2/2/2046	4,750	(140)
						$(1,164)
American Funds Insurance Series — High-Income Bond Fund — Page 139 of 180

unaudited
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $19,950,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 3/31/2016 (000)
CDX North American High Yield Index Series 25	ICE	5.00%	12/20/2020	$10,000	$290	$37	$253
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $811,982,000, which represented 47.96% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $98,647,000, which represented 5.83% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $27,827,000, which represented 1.64% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,402,000, which represented .14% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.628% convertible preferred	5/2/2013	$4,855	$2,753.16%
CEVA Group PLC, Series A-2, 2.628% convertible preferred	3/10/2010-8/22/2014	2,214	940.06
Total private placement securities		$7,069	$3,693	.22%

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
CME = CME Group Inc.
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
LOC = Letter of Credit
€ = Euros
MXN = Mexican pesos
ZAR = South African rand
American Funds Insurance Series — High-Income Bond Fund — Page 140 of 180

Mortgage Fund
Investment portfolio
March 31, 2016
unaudited
Bonds, notes & other debt instruments 99.50% Mortgage-backed obligations 71.58% Federal agency mortgage-backed obligations 65.61%	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2035[1]	$22,126	$23,349
Fannie Mae 5.00% 2036[1]	329	363
Fannie Mae 3.50% 2046[1,2]	3,190	3,346
Fannie Mae 4.00% 2046[1]	1,473	1,541
Fannie Mae 4.00% 2046[1]	564	591
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.793% 2048[1,3,4]	133	133
Freddie Mac 5.00% 2034[1]	2,239	2,493
Freddie Mac 3.50% 2035[1]	11,907	12,562
Freddie Mac 3.50% 2035[1]	941	992
Freddie Mac 3.50% 2036[1]	4,459	4,702
Freddie Mac 4.00% 2045[1,2]	23,000	24,514
Freddie Mac 4.00% 2046[1,2]	20,000	21,352
Government National Mortgage Assn. 3.75% 2034[1]	1,490	1,599
Government National Mortgage Assn. 3.75% 2038[1]	970	1,041
Government National Mortgage Assn. 3.75% 2039[1]	1,107	1,188
Government National Mortgage Assn. 4.00% 2039[1]	599	623
Government National Mortgage Assn. 6.00% 2039[1]	440	504
Government National Mortgage Assn. 4.00% 2040[1]	411	428
Government National Mortgage Assn. 5.50% 2040[1]	3,447	3,872
Government National Mortgage Assn. 4.50% 2041[1]	150	157
Government National Mortgage Assn. 5.00% 2041[1]	1,983	2,151
Government National Mortgage Assn. 5.00% 2041[1]	1,136	1,198
Government National Mortgage Assn. 6.50% 2041[1]	1,342	1,564
Government National Mortgage Assn. 3.50% 2042[1]	1,007	1,042
Government National Mortgage Assn. 3.50% 2042[1]	589	605
Government National Mortgage Assn. 3.50% 2042[1]	413	437
Government National Mortgage Assn. 3.50% 2043[1]	2,656	2,829
Government National Mortgage Assn. 3.50% 2043[1]	2,508	2,654
Government National Mortgage Assn. 3.50% 2043[1]	2,029	2,159
Government National Mortgage Assn. 3.50% 2043[1]	1,740	1,841
Government National Mortgage Assn. 3.50% 2043[1]	1,313	1,389
Government National Mortgage Assn. 3.50% 2043[1]	545	561
Government National Mortgage Assn. 3.50% 2043[1]	226	239
Government National Mortgage Assn. 3.75% 2044[1]	1,421	1,523
Government National Mortgage Assn. 4.25% 2044[1]	2,226	2,413
Government National Mortgage Assn. 4.00% 2045[1]	29,526	31,616
Government National Mortgage Assn. 4.50% 2045[1]	9,312	10,007
Government National Mortgage Assn. 4.50% 2045[1]	1,781	1,913
Government National Mortgage Assn. 4.00% 2046[1,2]	22,606	24,135
Government National Mortgage Assn. 4.00% 2046[1,2]	11,361	12,149
Government National Mortgage Assn. 4.735% 2065[1]	2,064	2,202
Government National Mortgage Assn. 4.74% 2065[1]	989	1,062
Government National Mortgage Assn. 4.79% 2065[1]	2,847	3,060
Government National Mortgage Assn. 4.654% 2066[1]	2,467	2,717
Government National Mortgage Assn. 5.20% 2066[1]	1,429	1,483
American Funds Insurance Series — Mortgage Fund — Page 141 of 180

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	$5,172	$5,480
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,180	1,258
		225,037
Commercial mortgage-backed securities 4.08%
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A-1-A,5.361% 2051[1]	254	264
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	806	818
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.721% 2040[1,4]	463	481
Citigroup Commercial Mortgage Trust, Series 2008-C-7, Class A-1-A, 6.051% 2049[1,4]	1,236	1,290
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	944	957
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.288% 2031[1,3,4]	753	742
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[1,3]	795	797
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	839	843
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,4]	4,586	4,665
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-1-A, 5.682% 2045[1,4]	288	301
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	374	380
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	763	773
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A-1-A, 5.422% 2044[1,4]	489	499
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A-1-A, 5.297% 2048[1]	1,083	1,100
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,4]	96	96
		14,006
Other mortgage-backed securities 1.89%
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,4]	4,722	5,119
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,4]	1,250	1,357
		6,476
Total mortgage-backed obligations		245,519
U.S. Treasury bonds & notes 11.83% U.S. Treasury inflation-protected securities 10.45%
U.S. Treasury Inflation-Protected Security 0.125% 2016[5]	2,683	2,684
U.S. Treasury Inflation-Protected Security 0.375% 2025[5,6]	10,190	10,423
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	119	154
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	6,747	6,568
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	9,631	10,816
U.S. Treasury Inflation-Protected Security 1.00% 2046[5]	4,969	5,195
		35,840
U.S. Treasury 1.38%
U.S. Treasury 1.75% 2020	830	851
U.S. Treasury 2.00% 2020	510	529
U.S. Treasury 1.125% 2021[6]	690	687
U.S. Treasury 2.875% 2045	1,600	1,684
U.S. Treasury 2.50% 2046	1,000	975
		4,726
Total U.S. Treasury bonds & notes		40,566
Asset-backed obligations 11.59%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	539	538
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,003
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class C, 1.69% 2018[1]	350	351
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,3]	233	230
American Funds Insurance Series — Mortgage Fund — Page 142 of 180

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.858% 2023[1,3,4]	$1,700	$1,696
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.868% 2019[1,3,4]	680	666
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.129% 2020[1,3,4,7]	1,926	1,882
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[1,3]	732	731
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[1,3]	306	306
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,3]	939	937
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,3]	1,543	1,542
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[1,3]	751	751
Drive Auto Receivables Trust, Series 2016-AA, Class A-2-A, 1.50% 2018[1,3]	1,335	1,335
Drive Auto Receivables Trust, Series 2015-BA, Class B, 2.12% 2019[1,3]	1,915	1,916
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[1,3]	1,220	1,222
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[1,3]	562	563
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.872% 2023[1,3,4]	1,000	997
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,3]	6,379	6,381
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.884% 2023[1,3,4]	1,690	1,687
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.898% 2023[1,3,4]	2,500	2,494
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[1,3]	162	160
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.891% 2023[1,3,4]	1,768	1,761
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.910% 2025[1,3,4]	1,650	1,631
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,3]	868	867
Red River CLO Ltd., Series 1-A, Class A, 0.886% 2018[1,3,4]	1,356	1,352
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[1]	861	863
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-2-A, 1.12% 2018[1]	730	729
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[1]	473	473
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	1,299	1,299
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[1]	900	902
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	1,500	1,496
		39,761
Federal agency bonds & notes 4.50%
Fannie Mae 1.25% 2017	8,000	8,029
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,406
		15,435
Total bonds, notes & other debt instruments (cost: $335,937,000)		341,281
Short-term securities 26.17%
ANZ New Zealand (International) Ltd. 0.93% due 10/17/2016[3]	1,500	1,493
Bank of Nova Scotia 0.92% due 10/14/2016[3]	1,500	1,493
CAFCO, LLC 0.80% due 8/22/2016	5,000	4,986
Fannie Mae 0.60% due 1/3/2017	10,000	9,955
Federal Home Loan Bank 0.50%–0.64% due 7/22/2016–1/26/2017	23,200	23,096
Freddie Mac 0.60% due 1/4/2017–1/5/2017	12,000	11,945
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	9,800	9,800
Mitsubishi UFJ Trust and Banking Corp. 0.42% due 4/20/2016[3]	8,800	8,798
PepsiCo Inc. 0.34% due 4/20/2016[3]	3,100	3,099
Roche Holdings, Inc. 0.33% due 4/13/2016[3]	1,300	1,300
Sumitomo Mitsui Banking Corp. 0.39% due 4/20/2016[3]	9,300	9,298
Toronto-Dominion Holdings USA Inc. 0.93% due 9/22/2016[3]	1,500	1,494
American Funds Insurance Series — Mortgage Fund — Page 143 of 180

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Short-term securities	Principal amount (000)	Value (000)
Wells Fargo Bank, N.A. 0.84% due 8/16/2016	$2,000	$2,001
Westpac Banking Corp. 0.87% due 10/19/2016[3]	1,000	995
Total short-term securities (cost: $89,740,000)		89,753
Total investment securities 125.67% (cost: $425,677,000)		431,034
Other assets less liabilities (25.67)%		(88,039)
Net assets 100.00%		$342,995
American Funds Insurance Series — Mortgage Fund — Page 144 of 180

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Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $412,575,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 3/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$36,250	$46
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	23,750	30
Pay	LCH	3-month USD-LIBOR	1.039	11/26/2017	800	(3)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	15,000	(31)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	85
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	99
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	204
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	214
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	365
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	471
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	181
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	163
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	91
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	276
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	250
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	256
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	33
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	56
Receive	LCH	3-month USD-LIBOR	1.372	3/17/2021	19,000	185
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	2,000	(78)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	10,000	(488)
Receive	LCH	3-month USD-LIBOR	1.775	3/17/2026	4,000	51
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(959)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(489)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(503)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(748)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	(171)
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	(235)
Pay	LCH	3-month USD-LIBOR	2.625	6/2/2045	1,000	(113)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	(136)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	(221)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	(368)
Receive	LCH	3-month USD-LIBOR	2.55376	11/9/2045	300	29
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	(325)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	(162)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	(239)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	1,500	(95)
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	5,000	(232)
						$(2,511)
American Funds Insurance Series — Mortgage Fund — Page 145 of 180

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Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $142,032,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
20 Year U.S. Treasury Note Futures	CME	Short	19	June 2016	$3,075	$(49)
Ultra U.S. Treasury Bond Futures	CME	Long	14	June 2016	2,436	(20)
5 Year U.S. Treasury Note Futures	CME	Long	811	July 2016	97,769	495
2 Year U.S. Treasury Note Futures	CME	Long	254	July 2016	55,550	13
						$439
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,749,000, which represented 17.71% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,931,000, which represented 2.02% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,882,000, which represented .55% of the net assets of the fund.

Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group Inc.
LCH = LCH.Clearnet
TBA = To-be-announced
American Funds Insurance Series — Mortgage Fund — Page 146 of 180

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
March 31, 2016
unaudited
Bonds, notes & other debt instruments 97.61% U.S. Treasury bonds & notes 39.56% U.S. Treasury 22.50%	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2017[1]	$75,000	$74,953
U.S. Treasury 0.875% 2017	75,000	75,181
U.S. Treasury 1.625% 2019[1]	66,500	67,986
U.S. Treasury 1.625% 2019	15,300	15,631
U.S. Treasury 3.625% 2019	56,500	61,519
U.S. Treasury 1.375% 2021	91,000	91,696
U.S. Treasury 2.25% 2021	76,800	80,562
U.S. Treasury 3.625% 2021	3,800	4,232
U.S. Treasury 1.625% 2022	100	101
U.S. Treasury 1.50% 2023	100,000	99,742
U.S. Treasury 1.50% 2023	25,000	24,944
U.S. Treasury 1.625% 2026	20,790	20,506
U.S. Treasury 6.25% 2030	2,980	4,547
U.S. Treasury 2.50% 2046	68,000	66,328
		687,928
U.S. Treasury inflation-protected securities 17.06%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	16,099	16,107
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	4,430	4,513
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	4,331	4,373
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	3,777	3,897
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	27,936	28,077
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	11,142	11,249
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	83,216	85,125
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	52,157	62,199
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	103,192	107,998
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	335	433
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	20,644	20,096
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	78,987	88,704
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	84,896	88,747
		521,518
Total U.S. Treasury bonds & notes		1,209,446
Mortgage-backed obligations 30.18% Federal agency mortgage-backed obligations 29.32%
Fannie Mae 3.292% 2017[3]	1,398	1,426
Fannie Mae 6.50% 2028[3]	273	316
Fannie Mae 3.00% 2035[3]	15,227	15,907
Fannie Mae 3.00% 2035[3]	7,236	7,559
Fannie Mae 3.50% 2035[3]	10,817	11,415
Fannie Mae 6.50% 2037[3]	92	102
Fannie Mae 7.00% 2037[3]	126	141
Fannie Mae 7.00% 2037[3]	53	59
Fannie Mae 6.00% 2038[3]	95	109
Fannie Mae 4.00% 2041[3]	2,228	2,429
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 147 of 180

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2041[3]	$1,989	$2,172
Fannie Mae 5.00% 2041[3]	1,289	1,458
Fannie Mae 5.00% 2041[3]	919	1,039
Fannie Mae 5.00% 2041[3]	654	740
Fannie Mae 5.00% 2041[3]	444	501
Fannie Mae 4.00% 2042[3]	1,589	1,732
Fannie Mae 4.00% 2042[3]	407	444
Fannie Mae 4.00% 2043[3]	3,425	3,749
Fannie Mae 4.00% 2044[3]	693	755
Fannie Mae 4.00% 2046[3]	13,903	14,547
Fannie Mae 4.00% 2046[3,4]	13,110	13,992
Fannie Mae 4.00% 2046[3]	10,372	10,853
Fannie Mae, Series 2001-4, Class GA, 9.366% 2025[3,5]	2	2
Fannie Mae, Series 2001-4, Class NA, 9.725% 2025[3,5]	6	6
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	240	220
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[3]	103	121
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.793% 2048[3,5,6]	67	67
Freddie Mac 5.50% 2024[3]	968	1,051
Freddie Mac 3.50% 2034[3]	5,004	5,278
Freddie Mac 3.00% 2035[3]	10,485	10,894
Freddie Mac 3.50% 2035[3]	52,389	55,238
Freddie Mac 3.50% 2035[3]	29,563	31,170
Freddie Mac 3.50% 2035[3]	17,099	18,028
Freddie Mac 3.50% 2035[3]	14,860	15,675
Freddie Mac 3.50% 2035[3]	9,923	10,468
Freddie Mac 3.50% 2035[3]	7,826	8,254
Freddie Mac 3.50% 2035[3]	4,703	4,962
Freddie Mac 2.561% 2036[3,5]	501	530
Freddie Mac 5.00% 2040[3]	1,735	1,917
Freddie Mac 5.00% 2041[3]	2,952	3,317
Freddie Mac 4.00% 2043[3]	1,176	1,282
Freddie Mac 4.00% 2043[3]	653	706
Freddie Mac 4.00% 2043[3]	645	701
Freddie Mac 4.00% 2043[3]	481	527
Freddie Mac 4.00% 2044[3]	530	577
Freddie Mac 4.00% 2045[3,4]	62,000	66,082
Freddie Mac 4.00% 2046[3,4]	55,880	59,657
Freddie Mac, Series 1567, Class A, 0.836% 2023[3,5]	72	72
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	422	386
Government National Mortgage Assn. 3.75% 2034[3]	1,413	1,517
Government National Mortgage Assn. 5.50% 2038[3]	734	821
Government National Mortgage Assn. 5.50% 2038[3]	223	249
Government National Mortgage Assn. 5.50% 2038[3]	171	191
Government National Mortgage Assn. 5.50% 2038[3]	149	167
Government National Mortgage Assn. 6.00% 2038[3]	454	527
Government National Mortgage Assn. 6.50% 2038[3]	735	856
Government National Mortgage Assn. 6.50% 2038[3]	211	246
Government National Mortgage Assn. 5.00% 2039[3]	1,282	1,427
Government National Mortgage Assn. 6.00% 2039[3]	440	505
Government National Mortgage Assn. 4.50% 2040[3]	888	967
Government National Mortgage Assn. 5.50% 2040[3]	12,656	14,219
Government National Mortgage Assn. 4.50% 2041[3]	2,301	2,480
Government National Mortgage Assn. 5.00% 2041[3]	4,455	4,833
Government National Mortgage Assn. 3.00% 2042[3]	86	89
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 148 of 180

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2043[3]	$3,076	$3,261
Government National Mortgage Assn. 4.00% 2045[3]	110,721	118,560
Government National Mortgage Assn. 4.00% 2045[3]	95,474	102,241
Government National Mortgage Assn. 4.00% 2045[3]	8,936	9,568
Government National Mortgage Assn. 4.50% 2045[3]	39,716	42,679
Government National Mortgage Assn. 4.50% 2045[3]	36,044	38,723
Government National Mortgage Assn. 4.50% 2045[3]	32,662	35,084
Government National Mortgage Assn. 4.50% 2045[3]	10,505	11,297
Government National Mortgage Assn. 4.50% 2045[3]	7,300	7,840
Government National Mortgage Assn. 4.50% 2045[3]	6,886	7,394
Government National Mortgage Assn. 4.50% 2045[3]	3,485	3,745
Government National Mortgage Assn. 4.50% 2045[3]	1,101	1,182
Government National Mortgage Assn. 4.50% 2045[3]	175	188
Government National Mortgage Assn. 4.50% 2045[3]	1	1
Government National Mortgage Assn. 4.00% 2046[3,4]	27,285	29,130
Government National Mortgage Assn. 4.00% 2046[3]	6,600	6,880
Government National Mortgage Assn. 6.172% 2058[3]	29	29
Government National Mortgage Assn. 6.22% 2058[3]	110	114
Government National Mortgage Assn. 4.677% 2065[3]	2,031	2,139
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	217	225
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	5,539	5,685
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.427% 2060[3,5]	19,358	20,698
National Credit Union Administration, Series 2010-R2, Class 1A, 0.808% 2017[3,5]	263	263
National Credit Union Administration, Series 2011-R3, Class 1A, 0.838% 2020[3,5]	654	652
National Credit Union Administration, Series 2011-R2, Class 1A, 0.838% 2020[3,5]	172	172
National Credit Union Administration, Series 2011-R1, Class 1A, 0.888% 2020[3,5]	417	417
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	15,750	16,409
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	13,327	14,200
		896,503
Other mortgage-backed securities 0.86%
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	2,350	2,448
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	2,000	2,094
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.305% 2023[3,5]	2,050	2,180
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[3,5]	3,825	4,109
Freddie Mac, Series KGRP, Class A, multifamily 0.802% 2020[3,5]	4,990	5,000
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	812	841
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	847	870
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	3,228	3,234
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,324	1,382
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	1,735	1,782
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	400	434
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	1,700	1,822
		26,196
Total mortgage-backed obligations		922,699
Federal agency bonds & notes 27.87%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	870	898
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,190	1,230
Fannie Mae 1.25% 2017	10,000	10,036
Fannie Mae 5.00% 2017	2,655	2,752
Fannie Mae 1.75% 2019	16,000	16,388
Fannie Mae 1.50% 2020	94,500	95,625
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 149 of 180

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Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.51% 2029	$7,500	$7,700
Fannie Mae 7.125% 2030	4,000	6,135
Federal Farm Credit Banks 0.488% 2017[5]	7,321	7,320
Federal Farm Credit Banks 0.491% 2017[5]	6,300	6,299
Federal Farm Credit Banks 0.60% 2017	41,774	41,720
Federal Home Loan Bank 0.625% 2016	4,575	4,577
Federal Home Loan Bank 1.75% 2018	38,000	38,882
Federal Home Loan Bank 3.375% 2023	16,715	18,510
Federal Home Loan Bank 2.875% 2024	8,500	9,075
Federal Home Loan Bank 5.50% 2036	600	830
Freddie Mac 0.50% 2017	30,000	29,964
Freddie Mac 1.00% 2017	1,225	1,229
Freddie Mac 1.00% 2017	500	502
Freddie Mac 1.25% 2019	18,730	18,873
Freddie Mac 3.75% 2019	12,750	13,802
Freddie Mac 2.375% 2022	112,000	117,700
Private Export Funding Corp. 1.45% 2019	17,500	17,616
Private Export Funding Corp. 2.25% 2020	5,000	5,170
Private Export Funding Corp. 3.55% 2024	6,340	7,042
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	92	99
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	49	52
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	163	177
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	357	384
Tennessee Valley Authority 1.875% 2022	10,150	10,224
Tennessee Valley Authority 4.65% 2035	2,330	2,763
Tennessee Valley Authority 5.88% 2036	1,750	2,391
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,760
Tennessee Valley Authority, Series B, 3.50% 2042	2,360	2,367
Tennessee Valley Authority, Series A, 4.625% 2060	250	285
TVA Southaven 3.846% 2033[3]	1,559	1,677
U.S. Department of Housing and Urban Development, Series 2015-A-2, 0.83% 2016	7,000	6,997
U.S. Department of Housing and Urban Development, Series 2015-A-3, 0.93% 2017	8,000	7,987
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	10,036
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,663
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,101
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,192
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,059
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,099
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,645
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,641
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,982
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,338
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,668
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,436
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,310
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,261
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,809
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	668
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	20,257
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	93,104
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	45,056
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,780
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	4,023	5,219
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,477
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 150 of 180

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	$939	$995
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,054	1,162
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	862	960
		851,956
Total bonds, notes & other debt instruments (cost: $2,924,505,000)		2,984,101
Short-term securities 5.98%
CAFCO, LLC 0.57% due 6/2/2016	9,300	9,292
Federal Farm Credit Banks 0.68% due 1/20/2017	10,000	9,951
Freddie Mac 0.44%–0.60% due 8/8/2016–1/9/2017	74,100	73,836
Jupiter Securitization Co., LLC 1.00% due 10/18/2016[6]	15,000	14,924
United Parcel Service Inc. 0.49% due 7/1/2016[6]	45,000	44,946
Wells Fargo Bank, N.A. 0.81%–0.84% due 8/16/2016	30,000	30,008
Total short-term securities (cost: $182,922,000)		182,957
Total investment securities 103.59% (cost: $3,107,427,000)		3,167,058
Other assets less liabilities (3.59)%		(109,726)
Net assets 100.00%		$3,057,332
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,648,075,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 3/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$302,250	$387
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	197,750	245
Receive	LCH	3-month USD-LIBOR	0.947	11/17/2017	98,000	221
Receive	LCH	3-month USD-LIBOR	1.061	1/11/2018	130,000	541
Receive	LCH	3-month USD-LIBOR	0.979	1/15/2018	250,000	678
Receive	LCH	3-month USD-LIBOR	1.2375	7/16/2018	50,000	409
Pay	LCH	3-month USD-LIBOR	0.9915	10/28/2018	175,000	(367)
Pay	LCH	3-month USD-LIBOR	0.98875	10/29/2018	175,000	(362)
Receive	LCH	3-month USD-LIBOR	1.264	1/12/2019	160,000	1,459
Pay	LCH	3-month USD-LIBOR	1.102	3/29/2019	159,000	(696)
Receive	LCH	3-month USD-LIBOR	1.069	3/31/2019	159,000	545
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	2,578
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	2,247
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	896
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	1,708
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	3,283
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	1,634
Receive	LCH	3-month USD-LIBOR	1.45	2/2/2020	360,000	5,476
Receive	LCH	3-month USD-LIBOR	1.1335	2/12/2021	98,000	(134)
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	(1,585)
Pay	LCH	3-month USD-LIBOR	1.9605	8/5/2022	36,000	(1,405)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 151 of 180

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Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 3/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	2.8%	9/2/2022	$280,000	$5,037
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	4,774
Pay	LCH	3-month USD-LIBOR	1.96516	11/10/2022	21,000	(820)
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(1,420)
Pay	LCH	3-month USD-LIBOR	1.8885	1/27/2026	52,000	(1,244)
Pay	LCH	3-month USD-LIBOR	1.798	2/2/2026	35,000	(538)
Pay	LCH	3-month USD-LIBOR	1.7545	2/5/2026	20,000	(225)
Receive	LCH	3-month USD-LIBOR	1.7215	3/11/2026	50,500	389
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(3,871)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(4,055)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(12,326)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(3,909)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(4,022)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(1,571)
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	(166)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	(938)
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(7,906)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	(2,172)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	(3,181)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	(920)
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(1,363)
Pay	LCH	3-month USD-LIBOR	2.7025	11/12/2045	9,000	(1,189)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	(1,219)
Pay	LCH	3-month USD-LIBOR	2.5295	12/2/2045	18,000	(1,649)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	(955)
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	22,500	(2,375)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	12,000	(762)
Pay	LCH	3-month USD-LIBOR	2.1625	3/11/2046	21,000	(109)
Pay	LCH	3-month USD-LIBOR	2.1695	3/11/2046	21,000	(144)
Receive	LCH	3-month USD-LIBOR	2.1775	3/29/2046	21,000	185
Pay	LCH	3-month USD-LIBOR	2.167	3/31/2046	21,000	(133)
						$(31,039)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $698,277,000.
	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 3/31/2016 (000)
30 Year U.S. Treasury Note Futures	CME	Long	383	June 2016	$65,063	$1,017
20 Year U.S. Treasury Note Futures	CME	Short	299	June 2016	48,659	(508)
10 Year U.S. Treasury Note Futures	CME	Long	288	June 2016	37,221	331
5 Year U.S. Treasury Note Futures	CME	Long	6,115	July 2016	735,510	5,409
2 Year U.S. Treasury Note Futures	CME	Long	967	July 2016	211,484	47
						$6,296
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 152 of 180

unaudited
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $71,730,000, which represented 2.35% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $59,937,000, which represented 1.96% of the net assets of the fund.

Key to abbreviations
CME = CME Group Inc.
LCH = LCH.Clearnet
TBA = To-be-announced
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 153 of 180

Cash Management Fund
Investment portfolio
March 31, 2016
unaudited
Short-term securities 98.79% Federal agency discount notes 42.41%	Principal amount (000)	Value (000)
Federal Farm Credit Banks 0.24% due 4/1/2016	$7,300	$7,300
Federal Home Loan Bank 0.24%–0.55% due 4/13/2016–8/29/2016	87,800	87,770
Freddie Mac 0.35%–0.46% due 4/13/2016–6/16/2016	59,300	59,283
		154,353
Commercial paper 41.26%
American Honda Finance Corp. 0.45% due 4/7/2016	10,000	9,999
Australia & New Zealand Banking Group, Ltd. 0.55% due 4/19/2016[1]	10,000	9,998
Chevron Corp. 0.47% due 5/11/2016[1]	5,000	4,998
Coca-Cola Co. 0.52% due 4/27/2016[1]	10,000	9,997
GE Capital Treasury Services (U.S.) LLC 0.30% due 4/1/2016	10,000	10,000
KfW 0.54% due 5/27/2016[1]	6,200	6,196
Liberty Street Funding Corp. 0.68% due 5/25/2016[1]	10,000	9,992
Mizuho Bank, Ltd. 0.61% due 6/22/2016[1]	10,000	9,987
Nestlé Finance International Ltd. 0.60% due 7/18/2016	7,500	7,487
Qualcomm Inc. 0.50% due 5/18/2016[1]	10,000	9,995
Rabobank Nederland NV 0.65% due 5/23/2016	10,000	9,993
Regents of the University of California 0.40% due 4/4/2016	7,100	7,100
Sumitomo Mitsui Banking Corp. 0.39%–0.46% due 4/4/2016–5/6/2016[1]	13,800	13,798
Total Capital Canada Ltd. 0.58% due 4/14/2016[1]	10,000	9,999
USAA Capital Corp. 0.33% due 4/12/2016	10,000	9,999
Victory Receivables Corp. 0.50%–0.51% due 4/18/2016–5/13/2016[1]	10,600	10,596
		150,134
U.S. Treasury 9.62%
U.S. Treasury Bills 0.11%–0.27% due 4/7/2016–4/21/2016	35,000	34,998
Certificates of deposit 2.75%
Wells Fargo Bank, N.A. 0.58% due 4/20/2016	10,000	10,000
Repurchase agreements 2.75%
Overnight repurchase agreements*	10,000	10,000
Total short-term securities (cost: $359,444,000)		359,485
Bonds, notes & other debt instruments 1.37% U.S. Treasury bonds & notes 1.37%
U.S. Treasury 0.353% 2016[2]	5,000	4,999
Total bonds, notes & other debt instruments (cost: $4,998,000)		4,999
Total investment securities 100.16% (cost: $364,442,000)		364,484
Other assets less liabilities (0.16)%		(588)
Net assets 100.00%		$363,896
American Funds Insurance Series — Cash Management Fund — Page 154 of 180

unaudited
*Repurchase agreements

The fund held overnight repurchase agreements as of March 31, 2016. Additional details on repurchase agreements appear in the following table.
Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Toronto Dominion	0.30%	3/31/2016	4/1/2016	U.S. Treasury Securities 0% 4/14/2016-4/28/2016	$ 10,200	$ 10,000	$ 10,000
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $95,556,000, which represented 26.26% of the net assets of the fund.
[2]	Coupon rate may change periodically.
American Funds Insurance Series — Cash Management Fund — Page 155 of 180

Managed Risk Growth Fund
Investment portfolio
March 31, 2016
unaudited
Growth funds 94.09%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,198,517	$146,047
Total growth funds (cost: $158,990,000)		146,047
Short-term securities 3.88%
Government Cash Management Fund	6,020,769	6,021
Total short-term securities (cost: $6,021,000)		6,021
Total investment securities 97.97% (cost: $165,011,000)		152,068
Other assets less liabilities 2.03%		3,158
Net assets 100.00%		$155,226
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $45,648,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	423	June 2016	$41,864	$(1,525)
Russell 2000 Mini Index Contracts	ICE	Short	55	June 2016	5,838	(265)
S&P Mid 400 E-mini Index Contracts	CME	Short	12	June 2016	1,649	(80)
British Pound Currency Contracts	CME	Short	17	June 2016	1,511	(16)
FTSE 100 Index Contracts	LIFFE	Short	17	June 2016	1,483	(10)
Euro Currency Contracts	CME	Short	10	June 2016	1,379	(47)
Euro Stoxx 50 Index Contracts	EUREX	Short	35	June 2016	1,196	28
Mini MSCI Emerging Market Index Contracts	ICE	Short	24	June 2016	947	(53)
Nikkei 225 Index Contracts	OSE	Short	6	June 2016	886	(8)
Japanese Yen Currency Contracts	CME	Short	6	June 2016	668	—*
						$(1,976)
American Funds Insurance Series — Managed Risk Growth Fund — Page 156 of 180

unaudited
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2016 (000)
American Funds Insurance Series – Growth Fund, Class 1	1,992,870	321,598	115,951	2,198,517	$—	$146,047
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Growth Fund — Page 157 of 180

Managed Risk International Fund
Investment portfolio
March 31, 2016
unaudited
Growth funds 93.13%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,537,676	$80,725
Total growth funds (cost: $90,469,000)		80,725
Short-term securities 3.20%
Government Cash Management Fund	2,769,019	2,769
Total short-term securities (cost: $2,769,000)		2,769
Total investment securities 96.33% (cost: $93,238,000)		83,494
Other assets less liabilities 3.67%		3,182
Net assets 100.00%		$86,676
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $43,878,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
Mini MSCI Emerging Market Index Contracts	ICE	Short	347	June 2016	$13,691	$(777)
Euro Currency Contracts	CME	Short	89	June 2016	12,278	(418)
Euro Stoxx 50 Index Contracts	EUREX	Short	349	June 2016	11,922	282
Japanese Yen Currency Contracts	CME	Short	47	June 2016	5,232	1
British Pound Currency Contracts	CME	Short	57	June 2016	5,068	(53)
Nikkei 225 Index Contracts	OSE	Short	34	June 2016	5,018	(45)
FTSE 100 Index Contracts	LIFFE	Short	56	June 2016	4,889	(27)
Russell 2000 Mini Index Contracts	ICE	Short	12	June 2016	1,276	(56)
S&P 500 E-mini Index Contracts	CME	Short	9	June 2016	891	(32)
						$(1,125)
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2016 (000)
American Funds Insurance Series – International Fund, Class 1	4,220,151	728,839	411,314	4,537,676	$—	$80,725

American Funds Insurance Series — Managed Risk International Fund — Page 158 of 180

unaudited
Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk International Fund — Page 159 of 180

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
March 31, 2016
unaudited
Growth-and-income funds 93.43%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	11,359,423	$151,307
Total growth-and-income funds (cost: $157,538,000)		151,307
Short-term securities 5.13%
Government Cash Management Fund	8,304,773	8,305
Total short-term securities (cost: $8,305,000)		8,305
Total investment securities 98.56% (cost: $165,843,000)		159,612
Other assets less liabilities 1.44%		2,339
Net assets 100.00%		$161,951
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $48,050,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	456	June 2016	$45,314	$(1,460)
Euro Stoxx 50 Index Contracts	EUREX	Short	25	June 2016	849	15
Euro Currency Contracts	CME	Short	6	June 2016	828	(28)
British Pound Currency Contracts	CME	Short	9	June 2016	801	(8)
FTSE 100 Index Contracts	LIFFE	Short	8	June 2016	698	(4)
Russell 2000 Mini Index Contracts	ICE	Short	6	June 2016	637	(29)
Mini MSCI Emerging Market Index Contracts	ICE	Short	7	June 2016	277	(15)
						$(1,529)
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2016 (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,142,310	1,910,215	693,102	11,359,423	$—	$151,307

American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 160 of 180

unaudited
Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 161 of 180

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2016
unaudited
Growth-and-income funds 94.84%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,684,489	$122,117
Total growth-and-income funds (cost: $133,137,000)		122,117
Short-term securities 3.69%
Government Cash Management Fund	4,748,682	4,749
Total short-term securities (cost: $4,749,000)		4,749
Total investment securities 98.53% (cost: $137,886,000)		126,866
Other assets less liabilities 1.47%		1,891
Net assets 100.00%		$128,757
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $37,191,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	314	June 2016	$31,076	$(1,132)
Russell 2000 Mini Index Contracts	ICE	Short	17	June 2016	1,804	(82)
Euro Currency Contracts	CME	Short	12	June 2016	1,656	(56)
Euro Stoxx 50 Index Contracts	EUREX	Short	46	June 2016	1,571	37
S&P Mid 400 E-mini Index Contracts	CME	Short	7	June 2016	963	(46)
British Pound Currency Contracts	CME	Short	9	June 2016	800	(9)
FTSE 100 Index Contracts	LIFFE	Short	9	June 2016	785	(5)
Nikkei 225 Index Contracts	OSE	Short	3	June 2016	443	(4)
Japanese Yen Currency Contracts	CME	Short	3	June 2016	334	—*
Mini MSCI Emerging Market Index Contracts	ICE	Short	8	June 2016	316	(18)
						$(1,315)
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 162 of 180

unaudited
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2016 (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,523,169	277,657	116,337	2,684,489	$—	$122,117
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 163 of 180

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2016
unaudited
Asset allocation funds 94.59%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	129,014,294	$2,698,979
Total asset allocation funds (cost: $2,792,317,000)		2,698,979
Short-term securities 5.15%
Government Cash Management Fund	146,946,644	146,947
Total short-term securities (cost: $146,947,000)		146,947
Total investment securities 99.74% (cost: $2,939,264,000)		2,845,926
Other assets less liabilities 0.26%		7,315
Net assets 100.00%		$2,853,241
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $374,543,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	558	June 2016	$55,560	$(1,677)
Russell 2000 Mini Index Contracts	ICE	Short	34	June 2016	3,606	(167)
Mini MSCI Emerging Market Index Contracts	ICE	Short	86	June 2016	3,417	(168)
S&P Mid 400 E-mini Index Contracts	CME	Short	11	June 2016	1,512	(74)
Euro Currency Contracts	CME	Short	9	June 2016	1,241	(42)
Euro Stoxx 50 Index Contracts	EUREX	Short	26	June 2016	879	12
British Pound Currency Contracts	CME	Short	8	June 2016	709	(10)
FTSE 100 Index Contracts	LIFFE	Short	7	June 2016	612	(2)
Nikkei 225 Index Contracts	OSE	Short	3	June 2016	443	(4)
Japanese Yen Currency Contracts	CME	Short	2	June 2016	223	—*
						$(2,132)
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 164 of 180

unaudited
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2016 (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	8,350,821	247,194	129,014,294	$—	$2,698,979
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 165 of 180

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of March 31, 2016, International Growth and Income Fund did not have any open forward currency contracts. The average month-end notional amount of forward currency contracts while held in the fund was $541,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of March 31, 2016, Bond Fund did not have any open credit default swaps. The average month-end notional amount of credit default swaps while held in the fund was $69,300,000. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
American Funds Insurance Series — Page 166 of 180

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2016 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,237,777	$—	$—	$1,237,777
Consumer discretionary	966,224	—	—	966,224
Health care	822,165	—	—	822,165
Financials	563,939	—	—	563,939
Consumer staples	339,219	—	—	339,219
Industrials	279,435	—	—	279,435
Energy	173,180	—	—	173,180
Telecommunication services	98,778	—	—	98,778
Materials	38,830	—	—	38,830
Utilities	17,926	—	—	17,926
Miscellaneous	254,999	—	—	254,999
Bonds, notes & other debt instruments	—	2,005	—	2,005
Short-term securities	—	416,831	—	416,831
Total	$4,792,472	$418,836	$—	$5,211,308

American Funds Insurance Series — Page 167 of 180

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	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(103)	$—	$(103)
*	Securities with a value of $2,284,428,000, which represented 43.57% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$744,113	$—	$362	$744,475
Health care	594,941	—	—	594,941
Information technology	586,813	—	—	586,813
Industrials	367,901	—	—	367,901
Consumer staples	291,829	—	—	291,829
Financials	280,569	—	—	280,569
Materials	166,569	—	—	166,569
Energy	144,928	—	8,398	153,326
Utilities	80,825	—	33	80,858
Telecommunication services	2,355	—	5,819	8,174
Miscellaneous	193,254	—	—	193,254
Rights & warrants	260	—	49	309
Convertible stocks	—	—	6,313	6,313
Bonds, notes & other debt instruments	—	146,228	—	146,228
Short-term securities	—	408,932	—	408,932
Total	$3,454,357	$555,160	$20,974	$4,030,491

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(991)	$—	$(991)
*	Securities with a value of $1,494,814,000, which represented 37.18% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 168 of 180

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Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,773,796	$—	$—	$4,773,796
Consumer discretionary	4,688,073	—	—	4,688,073
Health care	3,050,907	1,478	—	3,052,385
Financials	2,349,254	—	—	2,349,254
Consumer staples	1,738,987	—	—	1,738,987
Energy	1,415,018	18,590	—	1,433,608
Industrials	1,256,506	—	—	1,256,506
Materials	206,701	—	—	206,701
Telecommunication services	197,304	—	—	197,304
Utilities	61,141	—	1,203	62,344
Miscellaneous	291,426	—	—	291,426
Convertible stocks	—	—	13,104	13,104
Short-term securities	—	924,162	—	924,162
Total	$20,029,113	$944,230	$14,307	$20,987,650
*	Securities with a value of $1,403,559,000, which represented 6.68% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,064,412	$134,029	$—	$1,198,441
Consumer discretionary	988,569	—	—	988,569
Information technology	949,264	—	—	949,264
Health care	881,764	—	—	881,764
Industrials	711,912	—	—	711,912
Consumer staples	574,925	—	—	574,925
Materials	349,688	41,496	—	391,184
Utilities	359,012	—	—	359,012
Energy	222,857	—	—	222,857
Telecommunication services	200,624	—	—	200,624
Miscellaneous	53,804	—	—	53,804
Bonds, notes & other debt instruments	—	53,808	—	53,808
Short-term securities	—	750,884	—	750,884
Total	$6,356,831	$980,217	$—	$7,337,048

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(1,692)	$—	$(1,692)
*	Securities with a value of $5,774,336,000, which represented 77.83% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 169 of 180

unaudited
New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$405,752	$—	$—	$405,752
Consumer discretionary	383,739	—	—	383,739
Financials	330,280	7,385	33	337,698
Health care	255,928	—	—	255,928
Consumer staples	181,379	—	—	181,379
Industrials	157,989	—	—	157,989
Energy	138,757	—	—	138,757
Materials	49,362	1,688	885	51,935
Telecommunication services	46,233	—	—	46,233
Utilities	40,101	—	—	40,101
Miscellaneous	124,917	—	—	124,917
Preferred securities	—	239	—	239
Rights & warrants	—	43,284	12,232	55,516
Convertible bonds	—	7,117	—	7,117
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	138,253	—	138,253
Corporate bonds & notes	—	13,303	—	13,303
U.S. Treasury bonds & notes	—	1,003	—	1,003
Short-term securities	—	361,718	—	361,718
Total	$2,114,437	$573,990	$13,150	$2,701,577

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(223)	$—	$(223)
*	Securities with a value of $1,206,981,000, which represented 44.75% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 170 of 180

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Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,014,026	$—	$—	$1,014,026
Health care	1,005,127	—	—	1,005,127
Industrials	981,748	—	—	981,748
Telecommunication services	945,678	—	—	945,678
Consumer staples	797,512	—	—	797,512
Energy	582,737	—	—	582,737
Materials	339,304	—	—	339,304
Utilities	302,626	—	—	302,626
Consumer discretionary	299,576	—	—	299,576
Financials	247,019	—	—	247,019
Miscellaneous	349,038	—	—	349,038
Short-term securities	—	367,043	—	367,043
Total	$6,864,391	$367,043	$—	$7,231,434
Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$230,041	$—	$—	$230,041
Financials	217,429	—	—	217,429
Consumer discretionary	205,210	—	—	205,210
Industrials	202,433	—	—	202,433
Consumer staples	175,948	—	—	175,948
Health care	150,376	—	—	150,376
Telecommunication services	100,086	—	—	100,086
Energy	97,915	—	—	97,915
Materials	90,976	—	—	90,976
Utilities	83,946	—	—	83,946
Miscellaneous	89,180	—	—	89,180
Preferred securities	—	432	—	432
Bonds, notes & other debt instruments	—	1,604	—	1,604
Short-term securities	—	224,416	—	224,416
Total	$1,643,540	$226,452	$—	$1,869,992

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(831)	$—	$(831)
*	Securities with a value of $543,635,000, which represented 29.25% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 171 of 180

unaudited
Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$3,739,574	$—	$—	$3,739,574
Information technology	3,509,687	—	—	3,509,687
Consumer discretionary	3,218,923	—	—	3,218,923
Financials	2,138,985	—	—	2,138,985
Consumer staples	1,973,427	84,206	—	2,057,633
Industrials	1,931,508	—	—	1,931,508
Energy	1,799,508	—	—	1,799,508
Materials	1,465,267	—	—	1,465,267
Telecommunication services	693,782	—	—	693,782
Utilities	246,470	—	—	246,470
Miscellaneous	841,865	—	—	841,865
Convertible stocks	4,780	4,213	—	8,993
Convertible bonds	—	46,683	—	46,683
Bonds, notes & other debt instruments	—	297,250	—	297,250
Short-term securities	—	1,996,544	—	1,996,544
Total	$21,563,776	$2,428,896	$—	$23,992,672
*	Securities with a value of $1,292,835,000, which represented 5.36% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$187,379	$6,306	$—	$193,685
Consumer staples	175,382	—	—	175,382
Utilities	115,238	—	—	115,238
Consumer discretionary	106,053	—	—	106,053
Health care	82,623	—	—	82,623
Industrials	68,402	—	—	68,402
Energy	48,822	—	—	48,822
Telecommunication services	42,153	—	—	42,153
Materials	30,127	—	—	30,127
Information technology	25,417	—	—	25,417
Miscellaneous	4,630	—	—	4,630
Convertible bonds	—	2,517	—	2,517
Bonds, notes & other debt instruments	—	20,699	—	20,699
Short-term securities	—	85,188	—	85,188
Total	$886,226	$114,710	$—	$1,000,936
*	Securities with a value of $756,894,000, which represented 74.92% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
American Funds Insurance Series — Page 172 of 180

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Capital Income Builder

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$46,003	$—	$—	$46,003
Financials	35,034	—	—	35,034
Utilities	27,221	—	—	27,221
Telecommunication services	24,279	—	—	24,279
Health care	19,763	—	—	19,763
Information technology	19,015	—	—	19,015
Consumer discretionary	16,317	—	—	16,317
Industrials	14,005	—	—	14,005
Energy	13,876	—	—	13,876
Materials	6,976	—	—	6,976
Miscellaneous	4,501	—	—	4,501
Convertible stocks	970	—	—	970
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	15,774	—	15,774
Mortgage-backed obligations	—	15,570	—	15,570
Corporate bonds & notes	—	9,092	—	9,092
Asset-backed obligations	—	2,470	—	2,470
Short-term securities	—	10,399	—	10,399
Total	$227,960	$53,305	$—	$281,265
*	Securities with a value of $108,453,000, which represented 38.40% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
American Funds Insurance Series — Page 173 of 180

unaudited
Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,939,016	$—	$—	$2,939,016
Consumer discretionary	1,600,639	4,250	—	1,604,889
Financials	1,437,993	—	—	1,437,993
Health care	1,379,284	—	1,383	1,380,667
Industrials	1,017,666	2,611	1	1,020,278
Energy	928,151	—	—	928,151
Materials	893,965	—	941	894,906
Consumer staples	792,380	—	—	792,380
Telecommunication services	199,482	—	—	199,482
Utilities	124,523	—	—	124,523
Miscellaneous	705,076	5,624	1,597	712,297
Convertible stocks	—	6,153	—	6,153
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,301,708	—	2,301,708
Corporate bonds & notes	—	1,541,100	11,741	1,552,841
Mortgage-backed obligations	—	770,258	—	770,258
Asset-backed obligations	—	58,669	—	58,669
Federal agency bonds & notes	—	50,019	—	50,019
Bonds & notes of governments & government agencies outside the U.S.	—	38,849	—	38,849
Short-term securities	—	2,312,443	—	2,312,443
Total	$12,018,175	$7,091,684	$15,663	$19,125,522

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$5,653	$—	$5,653
Liabilities:
Unrealized depreciation on interest rate swaps	—	(11,504)	—	(11,504)
Total	$—	$(5,851)	$—	$(5,851)
*	Securities with a value of $253,692,000, which represented 1.35% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 174 of 180

unaudited
Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$23,964	$—	$—	$23,964
Consumer staples	20,909	—	—	20,909
Information technology	18,832	—	—	18,832
Health care	18,697	—	—	18,697
Consumer discretionary	12,374	—	—	12,374
Financials	10,969	—	—	10,969
Energy	10,897	—	—	10,897
Materials	10,270	—	—	10,270
Utilities	3,471	—	—	3,471
Telecommunication services	2,536	—	—	2,536
Convertible bonds	—	283	—	283
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	32,850	—	32,850
U.S. Treasury bonds & notes	—	23,316	—	23,316
Corporate bonds & notes	—	15,955	—	15,955
Mortgage-backed obligations	—	6,279	—	6,279
Asset-backed obligations	—	323	—	323
Short-term securities	—	15,998	—	15,998
Total	$132,919	$95,004	$—	$227,923

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$118	$—	$118
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(101)	—	(101)
Total	$—	$17	$—	$17
*	Securities with a value of $57,440,000, which represented 25.31% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 175 of 180

unaudited
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,375,348	$—	$3,375,348
Corporate bonds & notes	—	3,012,244	348	3,012,592
Mortgage-backed obligations	—	2,512,904	—	2,512,904
Bonds & notes of governments & government agencies outside the U.S.	—	459,993	—	459,993
Asset-backed obligations	—	135,290	—	135,290
Federal agency bonds & notes	—	99,577	—	99,577
Municipals	—	97,488	—	97,488
Preferred securities	647	—	—	647
Common stocks	—	—	691	691
Short-term securities	—	1,486,831	—	1,486,831
Total	$647	$11,179,675	$1,039	$11,181,361

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$184	$—	$184
Unrealized appreciation on interest rate swaps	—	32,654	—	32,654
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(6,322)	—	(6,322)
Unrealized depreciation on interest rate swaps	—	(35,490)	—	(35,490)
Total	$—	$(8,974)	$—	$(8,974)
*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 176 of 180

unaudited
Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$251,941	$—	$251,941
Japanese yen	—	183,621	—	183,621
Danish kroner	—	119,365	—	119,365
Mexican pesos	—	97,408	—	97,408
Hungarian forints	—	81,581	—	81,581
Polish zloty	—	69,314	—	69,314
British pounds	—	54,512	—	54,512
Malaysian ringgits	—	35,456	—	35,456
Indian rupees	—	32,476	—	32,476
Colombian pesos	—	17,560	—	17,560
Swedish kronor	—	9,127	—	9,127
South African rand	—	7,833	—	7,833
Australian dollars	—	5,117	—	5,117
Norwegian kroner	—	3,071	—	3,071
Canadian dollars	—	485	—	485
U.S. dollars	—	1,223,112	149	1,223,261
Common stocks	715	183	471	1,369
Convertible stocks	—	205	—	205
Short-term securities	—	137,066	—	137,066
Total	$715	$2,329,433	$620	$2,330,768

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,404	$—	$3,404
Unrealized appreciation on interest rate swaps	—	308	—	308
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,535)	—	(3,535)
Unrealized depreciation on interest rate swaps	—	(4,857)	—	(4,857)
Total	$—	$(4,680)	$—	$(4,680)
*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 177 of 180

unaudited
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,474,690	$11,490	$1,486,180
Asset-backed obligations	—	11,944	—	11,944
U.S. Treasury bonds & notes	—	10,108	—	10,108
Bonds & notes of governments outside the U.S.	—	963	—	963
Convertible bonds	—	5,549	—	5,549
Convertible stocks	6,947	3,693	—	10,640
Common stocks	8,512	6,144	5,098	19,754
Short-term securities	—	119,370	—	119,370
Total	$15,459	$1,632,461	$16,588	$1,664,508

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$253	$—	$253
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(35)	—	(35)
Unrealized depreciation on interest rate swaps	—	(1,164)	—	(1,164)
Total	$—	$(946)	$—	$(946)
*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$245,519	$—	$245,519
U.S. Treasury bonds & notes	—	40,566	—	40,566
Asset-backed obligations	—	37,879	1,882	39,761
Federal agency bonds & notes	—	15,435	—	15,435
Short-term securities	—	89,753	—	89,753
Total	$—	$429,152	$1,882	$431,034

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$3,084	$—	$3,084
Unrealized appreciation on futures contracts	508	—	—	508
Liabilities:
Unrealized depreciation on interest rate swaps	—	(5,595)	—	(5,595)
Unrealized depreciation on futures contracts	(69)	—	—	(69)
Total	$439	$(2,511)	$—	$(2,072)
*	Interest rate swaps and futures contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 178 of 180

unaudited
U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,209,446	$—	$1,209,446
Mortgage-backed obligations	—	922,699	—	922,699
Federal agency bonds & notes	—	851,956	—	851,956
Short-term securities	—	182,957	—	182,957
Total	$—	$3,167,058	$—	$3,167,058

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$32,692	$—	$32,692
Unrealized appreciation on futures contracts	6,804	—	—	6,804
Liabilities:
Unrealized depreciation on interest rate swaps	—	(63,731)	—	(63,731)
Unrealized depreciation on futures contracts	(508)	—	—	(508)
Total	$6,296	$(31,039)	$—	$(24,743)
*	Interest rate swaps and futures contracts are not included in the investment portfolio.
Cash Management Fund

At March 31, 2016, all of the fund’s investment securities were classified as Level 2.
Managed Risk Growth Fund

At March 31, 2016, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At March 31, 2016, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At March 31, 2016, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At March 31, 2016, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At March 31, 2016, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 179 of 180

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-0516O-S49204	American Funds Insurance Series — Page 180 of 180

American Funds Insurance Series - Portfolio Series®
American Funds Global Growth Portfolio
Investment portfolio
March 31, 2016
unaudited
Growth funds 70.07%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	78,077	$1,969
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	27,892	658
American Funds Insurance Series – Growth Fund, Class 1	9,903	658
American Funds Insurance Series – New World Fund, Class 1	69,918	1,315
Total growth funds (cost: $4,846,000)		4,600
Growth-and-income funds 29.99%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	158,535	1,969
Total growth-and-income funds (cost: $2,043,000)		1,969
Total investment securities 100.06% (cost: $6,889,000)		6,569
Other assets less liabilities (0.06)%		(4)
Net assets 100.00%		$6,565
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2016 (000)
American Funds Insurance Series - Global Growth and Income Fund, Class 1	141,345	26,311	9,121	158,535	$—	$1,969
American Funds Insurance Series - Global Growth Fund, Class 1	66,078	15,186	3,187	78,077	—	1,969
American Funds Insurance Series - New World Fund, Class 1	61,944	10,850	2,876	69,918	—	1,315
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	23,894	5,304	1,306	27,892	—	658
American Funds Insurance Series - Growth Fund, Class 1	8,540	1,810	447	9,903	—	658
					$—	$6,569
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth and Income Portfolio
Investment portfolio
March 31, 2016
unaudited
Growth funds 15.01%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	49,287	$3,274
Total growth funds (cost: $3,280,000)		3,274
Growth-and-income funds 39.99%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	351,067	4,361
American Funds Insurance Series – Growth-Income Fund, Class 1	95,850	4,360
Total growth-and-income funds (cost: $8,747,000)		8,721
Equity-income and Balanced funds 25.00%
American Funds Insurance Series – Capital Income Builder, Class 1	567,855	5,451
Total equity-income and balanced funds (cost: $5,419,000)		5,451
Fixed income funds 20.07%
American Funds Insurance Series – Bond Fund, Class 1	198,064	2,189
American Funds Insurance Series – Global Bond Fund, Class 1	188,494	2,188
Total fixed income funds (cost: $4,268,000)		4,377
Total investment securities 100.07% (cost: $21,714,000)		21,823
Other assets less liabilities (0.07)%		(15)
Net assets 100.00%		$21,808
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2016 (000)
American Funds Insurance Series - Capital Income Builder, Class 1	400,856	181,814	14,815	567,855	$40	$5,451
American Funds Insurance Series - Global Growth and Income Fund, Class 1	244,071	115,277	8,281	351,067	—	4,361
American Funds Insurance Series - Growth-Income Fund, Class 1	66,375	31,450	1,975	95,850	—	4,360
American Funds Insurance Series - Growth Fund, Class 1	33,207	17,287	1,207	49,287	—	3,274
American Funds Insurance Series - Bond Fund, Class 1	142,146	64,732	8,814	198,064	—	2,189
American Funds Insurance Series - Global Bond Fund, Class 1	137,886	58,240	7,632	188,494	—	2,188
					$40	$21,823
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 9

American Funds Managed Risk Growth Portfolio
Investment portfolio
March 31, 2016
unaudited
Growth funds 42.02%	Shares	Value (000)
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	1,368,884	$32,306
American Funds Insurance Series – Growth Fund, Class 1	1,210,914	80,441
American Funds Insurance Series – International Fund, Class 1	1,801,082	32,041
Total growth funds (cost: $147,340,000)		144,788
Growth-and-income funds 27.93%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	2,408,280	32,078
American Funds Insurance Series – Growth-Income Fund, Class 1	1,410,273	64,154
Total growth-and-income funds (cost: $94,808,000)		96,232
Fixed income funds 23.26%
American Funds Insurance Series – Bond Fund, Class 1	7,252,124	80,136
Total fixed income funds (cost: $78,836,000)		80,136
Short-term securities 6.11%
Government Cash Management Fund	21,047,492	21,047
Total short-term securities (cost: $21,047,000)		21,047
Total investment securities 99.32% (cost: $342,031,000)		342,203
Other assets less liabilities 0.68%		2,329
Net assets 100.00%		$344,532
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 3 of 9

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $47,171,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	282	June 2016	$27,909	$(1,017)
Russell 2000 Mini Index Contracts	ICE	Short	41	June 2016	4,345	(205)
Mini MSCI Emerging Market Index Contracts	ICE	Short	102	June 2016	4,027	(226)
Euro Currency Contracts	CME	Short	24	June 2016	3,311	(113)
Euro Stoxx 50 Index Contracts	EUREX	Short	93	June 2016	3,172	70
British Pound Currency Contracts	CME	Short	22	June 2016	1,955	(21)
FTSE 100 Index Contracts	LIFFE	Short	21	June 2016	1,832	(11)
S&P Mid 400 E-mini Index Contracts	CME	Short	11	June 2016	1,512	(73)
Nikkei 225 Index Contracts	OSE	Short	10	June 2016	1,481	(8)
Japanese Yen Currency Contracts	CME	Short	13	June 2016	1,447	—*
						$(1,604)
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2016 (000)
American Funds Insurance Series – Growth Fund, Class 1	878,746	366,403	34,235	1,210,914	$—	$80,441
American Funds Insurance Series – Bond Fund, Class 1	5,613,415	1,833,009	194,300	7,252,124	—	80,136
American Funds Insurance Series – Growth-Income Fund, Class 1	1,053,043	394,533	37,303	1,410,273	—	64,154
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	978,279	425,723	35,118	1,368,884	—	32,306
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	1,892,219	575,509	59,448	2,408,280	—	32,078
American Funds Insurance Series – International Fund, Class 1	1,320,785	519,245	38,948	1,801,082	—	32,041
					$—	$321,156
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 9

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio
March 31, 2016
unaudited
Growth funds 14.19%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	682,864	$45,363
Total growth funds (cost: $45,368,000)		45,363
Growth-and-income funds 37.83%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	4,869,318	60,477
American Funds Insurance Series – Growth-Income Fund, Class 1	1,329,456	60,477
Total growth-and-income funds (cost: $121,134,000)		120,954
Equity-income and Balanced funds 23.64%
American Funds Insurance Series – Capital Income Builder, Class 1	7,875,551	75,605
Total equity-income and balanced funds (cost: $75,028,000)		75,605
Fixed income funds 18.97%
American Funds Insurance Series – Bond Fund, Class 1	2,744,251	30,324
American Funds Insurance Series – Global Bond Fund, Class 1	2,611,655	30,321
Total fixed income funds (cost: $59,076,000)		60,645
Short-term securities 4.94%
Government Cash Management Fund	15,787,255	15,787
Total short-term securities (cost: $15,787,000)		15,787
Total investment securities 99.57% (cost: $316,393,000)		318,354
Other assets less liabilities 0.43%		1,384
Net assets 100.00%		$319,738
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 5 of 9

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $48,138,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	151	June 2016	$14,995	$(494)
British Pound Currency Contracts	CME	Short	27	June 2016	2,396	(30)
FTSE 100 Index Contracts	LIFFE	Short	26	June 2016	2,268	(15)
Euro Stoxx 50 Index Contracts	EUREX	Short	62	June 2016	2,106	38
Euro Currency Contracts	CME	Short	15	June 2016	2,073	(66)
Mini MSCI Emerging Market Index Contracts	ICE	Short	38	June 2016	1,507	(77)
Russell 2000 Mini Index Contracts	ICE	Short	10	June 2016	1,058	(52)
Nikkei 225 Index Contracts	OSE	Short	5	June 2016	738	(7)
Japanese Yen Currency Contracts	CME	Short	6	June 2016	668	—*
S&P Mid 400 E-mini Index Contracts	CME	Short	3	June 2016	412	(20)
						$(723)
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2016 (000)
American Funds Insurance Series – Capital Income Builder, Class 1	5,784,371	2,098,144	6,964	7,875,551	$566	$75,605
American Funds Insurance Series – Global Growth and Income Fund, Class 1	3,520,976	1,359,918	11,576	4,869,318	—	60,477
American Funds Insurance Series – Growth-Income Fund, Class 1	957,799	376,345	4,688	1,329,456	—	60,477
American Funds Insurance Series – Growth Fund, Class 1	479,198	207,608	3,942	682,864	—	45,363
American Funds Insurance Series – Bond Fund, Class 1	2,050,723	704,411	10,883	2,744,251	—	30,324
American Funds Insurance Series – Global Bond Fund, Class 1	1,989,257	628,308	5,910	2,611,655	—	30,321
					$566	$302,567
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 6 of 9

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio
March 31, 2016
unaudited
Growth funds 23.29%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	493,395	$12,444
American Funds Insurance Series – International Fund, Class 1	466,216	8,294
Total growth funds (cost: $21,442,000)		20,738
Growth-and-income funds 18.63%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	1,335,978	16,593
Total growth-and-income funds (cost: $16,710,000)		16,593
Equity-income and Balanced funds 23.29%
American Funds Insurance Series – Global Balanced Fund, Class 1	1,902,960	20,742
Total equity-income and balanced funds (cost: $20,702,000)		20,742
Asset allocation funds 9.31%
American Funds Insurance Series – Asset Allocation Fund, Class 1	396,462	8,294
Total asset allocation funds (cost: $8,169,000)		8,294
Fixed income funds 18.67%
American Funds Insurance Series – Global Bond Fund, Class 1	1,431,697	16,622
Total fixed income funds (cost: $16,017,000)		16,622
Short-term securities 6.59%
Government Cash Management Fund	5,873,284	5,873
Total short-term securities (cost: $5,873,000)		5,873
Total investment securities 99.78% (cost: $88,913,000)		88,862
Other assets less liabilities 0.22%		196
Net assets 100.00%		$89,058
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 7 of 9

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $13,478,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2016 (000)
S&P 500 E-mini Index Contracts	CME	Short	15	June 2016	$1,485	$(54)
Euro Currency Contracts	CME	Short	6	June 2016	828	(28)
Euro Stoxx 50 Index Contracts	EUREX	Short	18	June 2016	612	12
Mini MSCI Emerging Market Index Contracts	ICE	Short	12	June 2016	474	(26)
British Pound Currency Contracts	CME	Short	4	June 2016	355	(4)
Nikkei 225 Index Contracts	OSE	Short	2	June 2016	295	(3)
FTSE 100 Index Contracts	LIFFE	Short	3	June 2016	261	(2)
Japanese Yen Currency Contracts	CME	Short	2	June 2016	223	—*
Russell 2000 Mini Index Contracts	ICE	Short	1	June 2016	106	(5)
						$(110)
Investment in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2016 (000)
American Funds Insurance Series – Global Balanced Fund, Class 1	1,432,485	512,117	41,642	1,902,960	$—	$20,742
American Funds Insurance Series – Global Bond Fund, Class 1	1,123,939	344,446	36,688	1,431,697	—	16,622
American Funds Insurance Series – Global Growth and Income Fund, Class 1	996,379	369,962	30,363	1,335,978	—	16,593
American Funds Insurance Series – Global Growth Fund, Class 1	349,590	154,775	10,970	493,395	—	12,444
American Funds Insurance Series – International Fund, Class 1	339,937	136,419	10,140	466,216	—	8,294
American Funds Insurance Series – Asset Allocation Fund, Class 1	298,531	107,135	9,204	396,462	—	8,294
					$—	$82,989
*	Amount less than one thousand.

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 8 of 9

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At March 31, 2016, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-875-0516O-S52025	American Funds Insurance Series — Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By __/s/ Michael J. Downer______________________
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Michael J. Downer______________________
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 27, 2016

By __/s/ Gregory F. Niland________________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: May 27, 2016